United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/09

Date of Reporting Period: 10/31/09

Item 1.                      Reports to Stockholders

Alabama Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2009

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.023	0.032	0.028	0.017
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.023	0.032	0.028	0.017
Less Distributions:
Distributions from net investment income	(0.005)	(0.023)	(0.032)	(0.028)	(0.017)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.005)	(0.023)	(0.032)	(0.028)	(0.017)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.52%	2.38%	3.22%	2.88%	1.74%
Ratios to Average Net Assets:
Net expenses	0.60%[3]	0.56%[3]	0.55%	0.55%	0.55%
Net investment income	0.50%	2.34%	3.18%	2.84%	1.70%
Expense waiver/reimbursement[4]	0.26%	0.26%	0.29%	0.35%	0.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$269,519	$265,803	$306,204	$268,432	$266,017
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.60% and 0.56% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 to October 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Shareholder Report
2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2009	Ending Account Value 10/31/2009	Expenses Paid During Period[1]
Actual	$1,000	$1,001.50	$3.03
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.18	$3.06
1	Expenses are equal to the Fund's annualized net expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
Annual Shareholder Report
3

Portfolio of Investments Summary Tables (unaudited)

At October 31, 2009, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	88.6%
Municipal Notes	10.9%
Other Assets and Liabilities — Net[2]	0.5%
TOTAL	100.0%

At October 31, 2009, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	88.6%
8-30 Days	0.0%
31-90 Days	0.0%
91-180 Days	3.9%
181 Days or more	7.0%
Other Assets and Liabilities — Net[2]	0.5%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
4

Portfolio of Investments

October 31, 2009

Principal Amount			Value
		Short-Term Municipals – 99.5%;1,2
		Alabama – 99.5%
$4,900,000		Alabama HFA MFH, (2000 Series A:Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 0.230%, 11/5/2009	4,900,000
6,080,000		Alabama HFA MFH, (2007 Series C) Weekly VRDNs (Summit South Mall Apartments Ltd.)/(FNMA LOC), 0.350%, 11/5/2009	6,080,000
3,400,000		Alabama HFA MFH, (Series 2002C) Weekly VRDNs (Liberty Square Apartments, Ltd.)/(Wachovia Bank N.A. LOC), 0.380%, 11/5/2009	3,400,000
10,450,000	[3,4]	Alabama HFA Single Family, ROCs (Series 11643) Weekly VRDNs (GNMA COL)/(Citibank NA, New York LIQ), 0.300%, 11/5/2009	10,450,000
850,000		Alabama State IDA, Revenue Bonds Weekly VRDNs (Southern Bag Corp. Ltd.)/(Bank of America N.A. LOC), 0.480%, 11/5/2009	850,000
660,000		Alexander, AL IDB Weekly VRDNs (Wellborn Forest Products, Inc.)/(Compass Bank, Birmingham LOC), 1.670%, 11/5/2009	660,000
1,585,000		Alexander, AL IDB Weekly VRDNs (WFP Holding, Inc.)/(Compass Bank, Birmingham LOC), 0.920%, 11/5/2009	1,585,000
295,000		Ashland, AL IDB, (Series 1996) Weekly VRDNs (Tru-Wood Cabinets)/(Regions Bank, Alabama LOC), 1.250%, 11/5/2009	295,000
2,880,000		Auburn, AL IDB, (Series 1999) Weekly VRDNs (Donaldson Co., Inc.)/(Bank of America N.A. LOC), 0.420%, 11/5/2009	2,880,000
620,000		Auburn, AL, (Series 2009), 2.00% Bonds, 5/1/2010	622,344
2,140,000		Autauga County, AL IDA, (Series 2008) Weekly VRDNs (Marshall Prattville, LLC)/(Wachovia Bank N.A. LOC), 0.360%, 11/5/2009	2,140,000
1,300,000		Bessemer, AL IDB, (Series 2002) Weekly VRDNs (Hardwick Co., Inc.)/(Compass Bank, Birmingham LOC), 1.000%, 11/5/2009	1,300,000
1,515,000		Birmingham, AL IDA, (Series 1997) Weekly VRDNs (J. J. & W, IV, Ltd.)/(Svenska Handelsbanken, Stockholm LOC), 0.640%, 11/5/2009	1,515,000
1,026,500		Birmingham, AL IDA, IDRBs (Series 1999) Weekly VRDNs (Glasforms, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.260%, 11/5/2009	1,026,500
11,750,000		Birmingham, AL Medical Clinic Board, (Series 1991) Weekly VRDNs (University of Alabama Health System)/(SunTrust Bank LOC), 0.550%, 11/4/2009	11,750,000
13,300,000		Birmingham, AL Medical Clinic Board, (Series 2007-A) Weekly VRDNs (University of Alabama Health Services Foundation, P.C.)/(Bank of America N.A. LOC), 0.260%, 11/6/2009	13,300,000
7,400,000		Chambers County, AL IDA, (Series 2007) Weekly VRDNs (Daeki America, Inc.)/(Comerica Bank LOC), 0.630%, 11/5/2009	7,400,000
13,435,000		Chelsea Park, AL Cooperative District, (Series 2005) Weekly VRDNs (Compass Bank, Birmingham LOC), 1.250%, 11/5/2009	13,435,000
6,000,000		Decatur, AL IDB, (Series 1998) Weekly VRDNs (Neo Industries, Inc.)/(Harris, N.A. LOC), 0.570%, 11/5/2009	6,000,000
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5

$8,500,000	Decatur, AL IDB, (Series 2003-A) Weekly VRDNs (Nucor Steel Decatur LLC)/(GTD by Nucor Corp.), 0.370%, 11/4/2009	8,500,000
2,290,000	Decatur, AL, (Series 2009B), 1.50% Bonds, 6/1/2010	2,295,926
3,725,000	East Central, AL Solid Waste Disposal Authority, (Series 2003: Three Corners) Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 0.370%, 11/5/2009	3,725,000
1,070,000	Enterprise, AL, (Series 2009), 3.00% Bonds, 2/1/2010	1,075,314
2,555,000	Frisco, AL Industrial Development Board, (Series 2005) Weekly VRDNs (Standard Furniture Manufacturing Co., Inc.)/(RBC Bank (USA) LOC), 0.810%, 11/5/2009	2,555,000
3,750,000	Gadsden, AL IDB, (Series 2000) Weekly VRDNs (Super Steel South LLC)/(Bank of America N.A. LOC), 0.410%, 11/4/2009	3,750,000
1,000,000	Huntsville, AL IDB Weekly VRDNs (Giles & Kendall, Inc.)/(Wachovia Bank N.A. LOC), 1.820%, 11/6/2009	1,000,000
940,000	Lee County, AL, (Series 2009), 2.50% Bonds (Lee County, AL Board of Education)/(Assured Guaranty Corp. INS), 2/1/2010	942,929
10,000,000	Mobile, AL Downtown Redevelopment Authority, (Series 2009) Weekly VRDNs (Austal USA, LLC)/(Westpac Banking Corp. Ltd., Sydney LOC), 0.190%, 11/5/2009	10,000,000
7,000,000	Mobile, AL IDB, (First Series 2009: Barry Plant), 1.40% TOBs (Alabama Power Co.), Mandatory Tender 7/16/2010	7,000,000
4,200,000	Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.), 0.250%, 11/5/2009	4,200,000
9,000,000	Mobile, AL IDB, PCR (Series 2008: Gulf Opportunity Zone Bond), 1.40% TOBs (Alabama Power Co.), Mandatory Tender 7/16/2010	9,000,000
4,175,000	Mobile, AL Solid Waste Authority, (Series 2003: Chastang) Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 0.370%, 11/5/2009	4,175,000
4,000,000	Mobile, AL Special Care Facilities Financing Authority, (Series 2008-A) Weekly VRDNs (Infirmary Health System, Inc.)/(Regions Bank, Alabama LOC), 1.200%, 11/5/2009	4,000,000
6,000,000	Montgomery, AL IDB, IDRBs (Series 1996) Weekly VRDNs (CSC Fabrication, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 11/5/2009	6,000,000
4,350,000	North Sumter, AL Solid Waste Disposal Authority, (Series 2003: Emelle) Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 0.370%, 11/5/2009	4,350,000
3,400,000	Pell, AL Special Care Facilities Financing Authority, (Series 2009-A) Weekly VRDNs (Noland Health Services, Inc.)/(U.S. Bank, N.A. LOC), 0.230%, 11/5/2009	3,400,000
855,000	Phenix City, AL, (Series 2009-A), 3.00% Bonds (Assured Guaranty Corp. INS), 2/1/2010	858,408
95,000	Piedmont, AL IDB Weekly VRDNs (Industrial Partners)/(Wachovia Bank N.A. LOC), 3.000%, 11/4/2009	95,000
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$10,000,000		Ridge Improvement District (Elmore County), AL, (Series 2000) Weekly VRDNs (Regions Bank, Alabama LOC), 3.000%, 11/5/2009	10,000,000
7,735,000		Shelby County, AL Board of Education, (Series 2009), 3.00% Bonds (Assured Guaranty Corp. INS), 2/1/2010	7,777,363
975,000		Shelby County, AL EDA Weekly VRDNs (Saginaw Pipe of Illinois, Inc.)/(Regions Bank, Alabama LOC), 1.900%, 11/4/2009	975,000
10,500,000		Southeast Alabama Gas District, (Series 2007A) Daily VRDNs (Southeast Alabama Gas Acquisition LLC)/(Societe Generale, Paris LIQ), 0.200%, 11/2/2009	10,500,000
1,170,000		Tallassee, AL IDB, (Series 1998) Weekly VRDNs (Milstead Farm Group, Inc.)/(Regions Bank, Alabama LOC), 2.500%, 11/5/2009	1,170,000
18,400,000		Taylor-Ryan Improvement District No. 2, AL, (Series 2005) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.230%, 11/5/2009	18,400,000
13,310,000	[3,4]	Trussville, AL, Solar Eclipse (Series 2007-0105) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.200%, 11/5/2009	13,310,000
6,600,000		Tuscaloosa County, AL IDA, (1995 Series A) Weekly VRDNs (Nucor Steel Tuscaloosa, Inc.)/(GTD by Nucor Corp.), 0.370%, 11/4/2009	6,600,000
7,000,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.360%, 11/4/2009	7,000,000
5,600,000		Tuscaloosa County, AL IDA, (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.360%, 11/4/2009	5,600,000
3,000,000		Tuscaloosa County, AL Port Authority, (Series 2006: Midtown Village) Weekly VRDNs (Carlyle-Cypress Tuscaloosa I LLC)/(Compass Bank, Birmingham LOC), 0.670%, 11/5/2009	3,000,000
6,600,000		Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.360%, 11/5/2009	6,600,000
10,045,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.200%, 11/5/2009	10,045,000
805,000		Webb, AL IDB, (Series 2001) Weekly VRDNs (Qualico Steel Co., Inc.)/(Wachovia Bank N.A. LOC), 0.570%, 11/6/2009	805,000
		TOTAL MUNICIPAL INVESTMENTS — 99.5% (AT AMORTIZED COST)[5]	268,293,784
		OTHER ASSETS AND LIABILITIES - NET — 0.5%[6]	1,225,349
		TOTAL NET ASSETS — 100%	$269,519,133
Annual Shareholder Report
7

  Securities that are subject to the federal alternative minimum tax (AMT) represent 33.3% of the portfolio as calculated based upon total market value (percentage is unaudited).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At October 31, 2009, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2009, these restricted securities amounted to $33,805,000, which represented 12.5% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2009, these liquid restricted securities amounted to $33,805,000, which represented 12.5% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report
8

    The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Short-Term Municipals	$ —	$268,293,784	$ —	$268,293,784
    The following acronyms are used throughout this portfolio:
COL	— Collateralized
EDA	— Economic Development Authority
FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDRBs	— Industrial Development Revenue Bonds
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MFH	— Multi-Family Housing
PCR	— Pollution Control Revenue
ROCs	— Reset Option Certificates
TOBs	— Tender Option Bonds
VRDNs	— Variable Rate Demand Notes
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  9

  Statement of Assets and Liabilities

  October 31, 2009

Assets:
Total investments in securities, at amortized cost and value		$268,293,784
Cash		53,979
Income receivable		296,459
Receivable for shares sold		1,041,195
TOTAL ASSETS		269,685,417
Liabilities:
Payable for shares redeemed	$68,525
Income distribution payable	6,532
Payable for Directors'/Trustees' fees	412
Payable for portfolio accounting fees	14,105
Payable for shareholder services fee (Note 5)	54,266
Payable for share registration costs	17,935
Accrued expenses	4,509
TOTAL LIABILITIES		166,284
Net assets for 269,508,639 shares outstanding		$269,519,133
Net Assets Consist of:
Paid-in capital		$269,508,639
Accumulated net realized gain on investments		10,501
Distributions in excess of net investment income		(7)
TOTAL NET ASSETS		$269,519,133
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$269,519,133 ÷ 269,508,639 shares outstanding, no par value, unlimited shares authorized		$1.00
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  10

  Statement of Operations

  Year Ended October 31, 2009

Investment Income:
Interest			$2,660,181
Expenses:
Investment adviser fee (Note 5)		$968,719
Administrative personnel and services fee (Note 5)		188,035
Custodian fees		8,942
Transfer and dividend disbursing agent fees and expenses		46,409
Directors'/Trustees' fees		2,255
Auditing fees		18,500
Legal fees		3,726
Portfolio accounting fees		58,413
Shareholder services fee (Note 5)		584,867
Account administration fee		18,993
Share registration costs		69,199
Printing and postage		11,774
Insurance premiums		4,925
Miscellaneous		91,490
TOTAL EXPENSES		2,076,247
Waivers and Reduction:
Waiver of investment adviser fee (Note 5)	$(622,349)
Waiver of administrative personnel and services fee (Note 5)	(3,736)
Reduction of custodian fees (Note 6)	(115)
TOTAL WAIVERS AND REDUCTION		(626,200)
Net expenses			1,450,047
Net investment income			1,210,134
Net realized gain on investments			11,370
Change in net assets resulting from operations			$1,221,504
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  11

  Statement of Changes in Net Assets

Year Ended October 31	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,210,134	$6,522,570
Net realized gain on investments	11,370	99,527
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,221,504	6,622,097
Distributions to Shareholders:
Distributions from net investment income	(1,201,546)	(6,531,122)
Distributions from net realized gain on investments	(97,824)	(46,540)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,299,370)	(6,577,662)
Share Transactions:
Proceeds from sale of shares	280,566,550	542,608,951
Net asset value of shares issued to shareholders in payment of distributions declared	910,487	4,303,870
Cost of shares redeemed	(277,682,586)	(587,359,030)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,794,451	(40,446,209)
Change in net assets	3,716,585	(40,401,774)
Net assets:
Beginning of period	265,802,548	306,204,322
End of period (including distributions in excess of net investment income of $(7) and $(8,595), respectively)	$269,519,133	$265,802,548
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  12

  Notes to Financial Statements

  October 31, 2009

  1. ORGANIZATION

  Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Alabama Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income tax imposed by the state of Alabama consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

  2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

  Investment Valuation

  Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

  Investment Income, Expenses and Distributions

  Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

  Premium and Discount Amortization

  All premiums and discounts are amortized/accreted.

  Federal Taxes

  It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

  Annual Shareholder Report
  13

  When-Issued and Delayed Delivery Transactions

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

  Restricted Securities

  Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

  Temporary Guarantee Program

  The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

  Other

  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  3. SHARES OF BENEFICIAL INTEREST

  The following table summarizes share activity:

Year Ended October 31	2009	2008
Shares sold	280,566,550	542,608,951
Shares issued to shareholders in payment of distributions declared	910,487	4,303,870
Shares redeemed	(277,682,586)	(587,359,030)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	3,794,451	(40,446,209)
  Annual Shareholder Report
  14

  4. FEDERAL TAX INFORMATION

  The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2009 and 2008, was as follows:

	2009	2008
Tax-exempt income	$1,201,546	$6,531,122
Ordinary Income[1]	$ —	$33,196
Long-term capital gains	$97,824	$13,344

  As of October 31, 2009, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of tax-exempt income	$(7)
Undistributed ordinary income[1]	$6,970
Undistributed long-term capital gains	$3,531
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

  5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  Investment Adviser Fee

  Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, the Adviser voluntarily waived $622,349 of its fee.

  Administrative Fee

  Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $3,736 of its fee.

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  15

  Shareholder Services Fee

  The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended October 31, 2009, FSSC did not receive any fees paid by the Fund.

  Interfund Transactions

  During the year ended October 31, 2009, the Fund engaged in purchase and sale transactions with Funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $324,520,000 and $304,485,000, respectively.

  General

  Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

  6. EXPENSE Reduction

  Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended October 31, 2009, the Fund's expenses were reduced by $115 under these arrangements.

  7. CONCENTRATION OF RISK

  Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2009, 77.6% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 14.2% of total investments.

  8. LINE OF CREDIT

  The Fund participate in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the Fund did not utilize the LOC.

  9. INTERFUND LENDING

  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the program was not utilized.

  Annual Shareholder Report
  16

  10. Legal Proceedings

  Since October 2003, Federated Investors, Inc. and related entities (collectively, Federated) and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

  11. Subsequent events

  Management has evaluated subsequent events through December 24, 2009, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

  12. FEDERAL TAX INFORMATION (UNAUDITED)

  For the year ended October 31, 2009, the amount of long-term capital gains designated by the Fund was $97,824.

  For the year ended October 31, 2009, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

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  17

  Report of Independent Registered Public Accounting Firm

  TO THE BOARD OF Trustees of Money Market Obligations Trust AND SHAREHOLDERS OF Alabama Municipal Cash Trust:

  We have audited the accompanying statement of assets and liabilities of Alabama Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Alabama Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

  Boston, Massachusetts

  December 24, 2009

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  18

  Board of Trustees and Trust Officers

  The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised 39 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 149 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

  Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
  Annual Shareholder Report

  19

  INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
  Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
  Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
  Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee and Chairman of the Board of the Federated Fund Complex.
  Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
  Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).
  Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
  Annual Shareholder Report
  21

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
  Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

  OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
  Annual Shareholder Report
  22

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004, serves as a Senior Portfolio Manager and is a Vice President of the Trust. Ms. Cunningham was named an Executive Vice President of the Fund's Adviser in 2009. She joined Federated in 1981 and was a Senior Vice President of the Fund's Adviser from 1997 to 2009. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Fund. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak has been the Fund's Portfolio Manager since December 1993. He is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.
Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

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  23

  Evaluation and Approval of Advisory Contract  -  May 2009

  Alabama Municipal Cash Trust (the “Fund”)

  The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

  In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

  During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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  24

  The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Annual Shareholder Report
  25

  with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

  The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

  The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

  The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

  Annual Shareholder Report
  26

  Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

  The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

  The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

  It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

  The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

  Annual Shareholder Report
  27

  In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

  The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

  Annual Shareholder Report
  28

  Voting Proxies on Fund Portfolio Securities

  A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

  Quarterly Portfolio Schedule

  The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

  Annual Shareholder Report
  29

  Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

  This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

  Alabama Municipal Cash Trust
  Federated Investors Funds
  4000 Ericsson Drive
  Warrendale, PA 15086-7561

  Contact us at FederatedInvestors.com
  or call 1-800-341-7400.

  Federated Securities Corp., Distributor

  Cusip 60934N260

  29504 (12/09)

  Federated is a registered mark of Federated Investors, Inc.
  2009 Federated Investors, Inc.

  Arizona Municipal Cash Trust

  A Portfolio of Money Market Obligations Trust

  ANNUAL SHAREHOLDER REPORT

  October 31, 2009

  Institutional Service Shares

  FINANCIAL HIGHLIGHTS
  SHAREHOLDER EXPENSE EXAMPLE
  PORTFOLIO OF INVESTMENTS SUMMARY TABLES
  PORTFOLIO OF INVESTMENTS
  STATEMENT OF ASSETS AND LIABILITIES
  STATEMENT OF OPERATIONS
  STATEMENT OF CHANGES IN NET ASSETS
  NOTES TO FINANCIAL STATEMENTS
  REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  BOARD OF TRUSTEES AND TRUST OFFICERS
  EVALUATION AND APPROVAL OF ADVISORY CONTRACT
  VOTING PROXIES ON FUND PORTFOLIO SECURITIES
  QUARTERLY PORTFOLIO SCHEDULE

  Financial Highlights - Institutional Service Shares

  (For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.021	0.031	0.028	0.017
Net realized gain (loss) on investments	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.003	0.021	0.031	0.028	0.017
Less Distributions:
Distributions from net investment income	(0.003)	(0.021)	(0.031)	(0.028)	(0.017)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.003)	(0.021)	(0.031)	(0.028)	(0.017)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.32%	2.18%	3.13%	2.81%[3]	1.71%[4]
Ratios to Average Net Assets:
Net expenses	0.69%[5]	0.65%[5]	0.64%	0.61%	0.60%
Net investment income	0.30%	2.05%	3.08%	2.73%	1.74%
Expense waiver/reimbursement[6]	0.40%	0.30%	0.40%	0.47%	0.51%
Supplemental Data:
Net assets, end of period (000 omitted)	$55,915	$78,311	$96,744	$77,258	$108,332
1	Represents less than $0.001.
2	Based on net asset value.
3	During the period, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.03% on the total return.
4	During the period, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.02% on the total return.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.69% and 0.65% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  1

  Shareholder Expense Example (unaudited)

  As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 to October 31, 2009.

  ACTUAL EXPENSES

  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Annual Shareholder Report
  2

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2009	Ending Account Value 10/31/2009	Expenses Paid During Period[1]
Actual	$1,000	$1,000.50	$3.48
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.73	$3.52
1	Expenses are equal to the Fund's annualized net expense ratio of 0.69%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
  Annual Shareholder Report
  3

  Portfolio of Investments Summary Tables (unaudited)

  At October 31, 2009, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	82.3%
Municipal Notes	17.7%
Other Assets and Liabilities — Net[2],3	(0.0)%
TOTAL	100.0%

  At October 31, 2009, the Fund's effective maturity schedule4 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	82.3%
8-30 Days	0.0%
31-90 Days	0.0%
91-180 Days	0.0%
181 Days or more	17.7%
Other Assets and Liabilities — Net[2],3	(0.0)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Represents less than 0.1%.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
  Annual Shareholder Report
  4

  Portfolio of Investments

  October 31, 2009

Principal Amount			Value
		Short-Term Municipals – 100.0%;1,2
		Arizona – 100.0%
$1,700,000		Apache County, AZ IDA, 1983 (Series A) Weekly VRDNs (Tucson Electric Power Co.)/(Credit Suisse, Zurich LOC), 0.250%, 11/4/2009	1,700,000
2,550,000		Arizona Board of Regents, (Series 2008A) Weekly VRDNs (Arizona State University)/(Lloyds TSB Bank PLC, London LOC), 0.160%, 11/4/2009	2,550,000
1,400,000		Arizona Health Facilities Authority, (2008 Series D) Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 0.190%, 11/4/2009	1,400,000
1,585,000		Casa Grande, AZ IDA, (Series 2002A) Weekly VRDNs (Price Cos., Inc.)/(Bank of America N.A. LOC), 0.400%, 11/5/2009	1,585,000
2,500,000		Coconino County, AZ Pollution Control Corp., (Series 1998) Daily VRDNs (Arizona Public Service Co.)/(KBC Bank N.V. LOC), 0.200%, 11/2/2009	2,500,000
7,221,000		Flagstaff, AZ IDA, (Series 1999) Weekly VRDNs (Joy Cone Co.)/(Citizens Bank of Pennsylvania LOC), 2.500%, 11/5/2009	7,221,000
2,500,000		Maricopa County, AZ School District No. 17 (Tolleson Elementary), (Series 2009C), 3.00% Bonds, 7/1/2010	2,538,069
2,275,000		Maricopa County, AZ, IDA MFH, (Series 2000A) Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC), 0.310%, 11/5/2009	2,275,000
3,000,000		Maricopa County, AZ, IDA Solid Waste Disposal, (Series 2009) Weekly VRDNs (DC Paloma 2 LLC)/(CoBank, ACB LOC), 0.520%, 11/5/2009	3,000,000
2,610,000		Maricopa County, AZ, IDA, (Series 1999) Weekly VRDNs (Redman Homes, Inc.)/(Credit Suisse, Zurich LOC), 0.500%, 11/5/2009	2,610,000
2,000,000	[3,4]	Mesa, AZ Utility System, Clipper Tax-Exempt Certificates Trust (Series 2009-33) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.210%, 11/5/2009	2,000,000
1,550,000		Phoenix, AZ IDA, (Series 2000) Weekly VRDNs (MechoShade West, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.510%, 11/5/2009	1,550,000
1,000,000		Phoenix, AZ IDA, (Series 2008) Weekly VRDNs (Southwestern College of Phoenix)/(Comerica Bank LOC), 0.370%, 11/5/2009	1,000,000
2,460,000		Pima County, AZ, 4.00% Bonds, 7/1/2010	2,517,700
2,100,000		Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (D.A. Holdings LLC)/(Wells Fargo Bank, N.A. LOC), 0.560%, 11/5/2009	2,100,000
4,030,000		Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (Milky Way Dairy LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.560%, 11/5/2009	4,030,000
1,000,000		Pinal County, AZ IDA, (Series 2005) Weekly VRDNs (Three C Eloy LLC)/(Bank of America N.A. LOC), 0.420%, 11/5/2009	1,000,000
425,000		Pinal County, AZ IDA, (Series 2006) Weekly VRDNs (Three C Eloy LLC)/(CoBank, ACB LOC), 0.520%, 11/5/2009	425,000
  Annual Shareholder Report
  5

$2,590,000		Pinal County, AZ IDA, (Series 2007) Weekly VRDNs (Artistic Paver Mfg. Phoenix, Inc.)/(SunTrust Bank LOC), 0.700%, 11/4/2009	2,590,000
1,050,000		Pinal County, AZ USD No. 20 (Maricopa), (Series D), 5.25% Bonds, 7/1/2010	1,080,875
1,500,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, (ROCs-RR-II-R-12276) Weekly VRDNs (Citibank NA, New York LIQ), 0.210%, 11/5/2009	1,500,000
1,450,000		Scottsdale, AZ IDA, (Series 2006C) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(FSA INS)/(Citibank NA, New York LIQ), 0.270%, 11/4/2009	1,450,000
700,000		Scottsdale, AZ IDA, (series 2006E) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(FSA INS)/(Citibank NA, New York LIQ), 0.270%, 11/4/2009	700,000
1,055,500	[3,4]	Scottsdale, AZ Municipal Property Corp. Excise Tax, Floater Certificates (Series 2006-1523) Weekly VRDNs (Rabobank Nederland NV, Utrecht LIQ), 0.210%, 11/5/2009	1,055,500
3,725,000		Tempe, AZ School District No. 213 (Maricopa County), 3.25% Bonds, 7/1/2010	3,790,905
1,000,000		Yavapai County, AZ IDA Hospital Facilities, (Series 2008B) Weekly VRDNs (Northern Arizona Healthcare System, Inc.)/(Banco Bilbao Vizcaya Argentaria SA LOC), 0.210%, 11/5/2009	1,000,000
750,000		Yavapai County, AZ IDA Solid Waste Disposal, (Series 2008A) Weekly VRDNs (Allied Waste North America, Inc.)/(Bank of America N.A. LOC), 0.300%, 11/5/2009	750,000
		TOTAL MUNICIPAL INVESTMENTS — 100.0% (AT AMORTIZED COST)[5]	55,919,049
		OTHER ASSETS AND LIABILITIES - NET — (0.0)%[6]	(3,767)
		TOTAL NET ASSETS — 100%	$55,915,282
    Securities that are subject to the federal alternative minimum tax (AMT) represent 51.2% of the portfolio as calculated based upon total market value (percentage is unaudited).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
  Annual Shareholder Report
  6

At October 31, 2009, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2009, these restricted securities amounted to $4,555,500, which represented 8.1% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2009, these liquid restricted securities amounted to $4,555,500, which represented 8.1% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
    Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.
    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Short-Term Municipals	$ —	$55,919,049	$ —	$55,919,049
  Annual Shareholder Report
  7

    The following acronyms are used throughout this portfolio:
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
IDA	— Industrial Development Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MFH	— Multi-Family Housing
ROCs	— Reset Option Certificates
USD	— Unified School District
VRDNs	— Variable Rate Demand Notes
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  8

  Statement of Assets and Liabilities

  October 31, 2009

Assets:
Total investments in securities, at amortized cost and value		$55,919,049
Income receivable		119,795
Receivable for shares sold		3,000
TOTAL ASSETS		56,041,844
Liabilities:
Payable for shares redeemed	$3,000
Bank overdraft	81,297
Income distribution payable	247
Payable for Directors'/Trustees' fees	319
Payable for portfolio accounting fees	10,437
Payable for shareholder services fee (Note 5)	14,383
Payable for share registration costs	12,109
Accrued expenses	4,770
TOTAL LIABILITIES		126,562
Net assets for 55,947,923 shares outstanding		$55,915,282
Net Assets Consist of:
Paid-in capital		$55,947,923
Accumulated net realized loss on investments		(32,394)
Distributions in excess of net investment income		(247)
TOTAL NET ASSETS		$55,915,282
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$55,915,282 ÷ 55,947,923 shares outstanding, no par value, unlimited shares authorized		$1.00
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  9

  Statement of Operations

  Year Ended October 31, 2009

Investment Income:
Interest			$871,321
Expenses:
Investment adviser fee (Note 5)		$350,661
Administrative personnel and services fee (Note 5)		150,000
Custodian fees		4,653
Transfer and dividend disbursing agent fees and expenses		49,896
Directors'/Trustees' fees		1,468
Auditing fees		18,500
Legal fees		5,360
Portfolio accounting fees		41,752
Shareholder services fee (Note 5)		183,088
Account administration fee		33,793
Share registration costs		62,678
Printing and postage		12,468
Insurance premiums		4,620
Miscellaneous		41,673
TOTAL EXPENSES		960,610
Waivers and Reduction:
Waiver of investment adviser fee (Note 5)	$(327,829)
Waiver of administrative personnel and services fee (Note 5)	(24,122)
Reduction of custodian fees (Note 6)	(218)
TOTAL WAIVERS AND REDUCTION		(352,169)
Net expenses			608,441
Net investment income			262,880
Net realized loss on investments			(32,394)
Change in net assets resulting from operations			$230,486
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  10

  Statement of Changes in Net Assets

Year Ended October 31	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$262,880	$2,362,401
Net realized gain (loss) on investments	(32,394)	27,990
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	230,486	2,390,391
Distributions to Shareholders:
Distributions from net investment income	(262,926)	(2,362,706)
Distributions from net realized gain on investments	(27,574)	(55,345)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(290,500)	(2,418,051)
Share Transactions:
Proceeds from sale of shares	442,626,924	637,315,436
Net asset value of shares issued to shareholders in payment of distributions declared	265,409	2,305,451
Cost of shares redeemed	(465,227,908)	(658,025,956)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(22,335,575)	(18,405,069)
Change in net assets	(22,395,589)	(18,432,729)
Net Assets:
Beginning of period	78,310,871	96,743,600
End of period (including distributions in excess of net investment income of $(247) and $(201), respectively)	$55,915,282	$78,310,871
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  11

  Notes to Financial Statements

  October 31, 2009

  1. ORGANIZATION

  Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Arizona Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers one class of shares: Institutional Service Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Arizona income taxes consistent with the stability of principal and liquidity. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

  2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

  Investment Valuation

  Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

  Investment Income, Expenses and Distributions

  Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

  Premium and Discount Amortization

  All premiums and discounts are amortized/accreted.

  Federal Taxes

  It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

  Annual Shareholder Report
  12

  When-Issued and Delayed Delivery Transactions

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

  Restricted Securities

  Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

  Temporary Guarantee Program

  The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

  Other

  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  3. SHARES OF BENEFICIAL INTEREST

  The following table summarizes share activity:

Year Ended October 31	2009	2008
Shares sold	442,626,924	637,315,436
Shares issued to shareholders in payment of distributions declared	265,409	2,305,451
Shares redeemed	(465,227,908)	(658,025,956)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(22,335,575)	(18,405,069)
  Annual Shareholder Report
  13

  4. FEDERAL TAX INFORMATION

  The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2009 and 2008, was as follows:

	2009	2008
Tax-exempt income	$262,926	$2,362,706
Ordinary income[1]	$ —	$54,929
Long-term capital gains	$27,574	$416

  As of October 31, 2009, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of tax-exempt income	$(247)
Capital loss carryforwards	$(32,394)
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

  At October 31, 2009, the Fund had a capital loss carryforward of $32,394 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2017.

  5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  Investment Adviser Fee

  Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, the Adviser voluntarily waived $327,829 of its fee.

  Administrative Fee

  Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, the net fee paid to FAS was 0.144% of average daily net assets of the Fund. FAS waived $24,122 of its fee.

  Annual Shareholder Report
  14

  Shareholder Services Fee

  The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended October 31, 2009, FSSC received $1,254 of fees paid by the Fund.

  Interfund Transactions

  During the year ended October 31, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $189,105,000 and $242,130,000, respectively.

  General

  Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

  6. EXPENSE Reduction

  Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended October 31, 2009, the Fund's expenses were reduced by $218 under these arrangements.

  7. CONCENTRATION OF RISK

  Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2009, 77.7% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 12.9% of total investments.

  8. LINE OF CREDIT

  The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the Fund did not utilize the LOC.

  9. INTERFUND LENDING

  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the program was not utilized.

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  15

  10. Legal Proceedings

  Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

  11. Subsequent events

  Management has evaluated subsequent events through December 24, 2009, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

  12. FEDERAL TAX INFORMATION (UNAUDITED)

  For the year ended October 31, 2009, the amount of long-term capital gains designated by the Fund was $27,574.

  For the year ended October 31, 2009, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

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  16

  Report of Independent Registered Public Accounting Firm

  TO THE BOARD OF Trustees of Money Market Obligations Trust AND SHAREHOLDERS OF Arizona Municipal Cash Trust:

  We have audited the accompanying statement of assets and liabilities of Arizona Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian.We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Arizona Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

  Boston, Massachusetts

  December 24, 2009

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  17

  Board of Trustees and Trust Officers

  The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised 39 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 149 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

  Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
  Annual Shareholder Report

  18

  INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
  Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
  Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
  Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee and Chairman of the Board of the Federated Fund Complex.
  Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
  Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).
  Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
  Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
  Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

  OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
  Annual Shareholder Report
  21

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004, serves as a Senior Portfolio Manager and is a Vice President of the Trust. Ms. Cunningham was named an Executive Vice President of the Fund's Adviser in 2009. She joined Federated in 1981 and was a Senior Vice President of the Fund's Adviser from 1997 to 2009. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Fund. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.
Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

  Annual Shareholder Report

  22

  Evaluation and Approval of Advisory Contract - May 2009

  Arizona Municipal Cash Trust (the “Fund”)

  The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

  In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

  During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisor contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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  23

  The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Annual Shareholder Report
  24

  with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

  The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

  The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

  The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Annual Shareholder Report
  25

  reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

  Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

  The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

  The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

  It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

  The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Annual Shareholder Report
  26

  circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

  In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

  The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

  Annual Shareholder Report
  27

  Voting Proxies on Fund Portfolio Securities

  A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

  Quarterly Portfolio Schedule

  The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

  Annual Shareholder Report
  28

  Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

  This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

  Arizona Municipal Cash Trust
  Federated Investors Funds
  4000 Ericsson Drive
  Warrendale, PA 15086-7561

  Contact us at FederatedInvestors.com
  or call 1-800-341-7400.

  Federated Securities Corp., Distributor

  Cusip 60934N450

  28365 (12/09)

  Federated is a registered mark of Federated Investors, Inc.
  2009 Federated Investors, Inc.

  California Municipal Cash Trust

  A Portfolio of Money Market Obligations Trust

  ANNUAL SHAREHOLDER REPORT

  October 31, 2009

  Institutional Service Shares
  Institutional Shares
  Cash II Shares
  Institutional Capital Shares
  Cash Series Shares

  FINANCIAL HIGHLIGHTS
  SHAREHOLDER EXPENSE EXAMPLE
  PORTFOLIO OF INVESTMENTS SUMMARY TABLES
  PORTFOLIO OF INVESTMENTS
  STATEMENT OF ASSETS AND LIABILITIES
  STATEMENT OF OPERATIONS
  STATEMENT OF CHANGES IN NET ASSETS
  NOTES TO FINANCIAL STATEMENTS
  REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  BOARD OF TRUSTEES AND TRUST OFFICERS
  EVALUATION AND APPROVAL OF ADVISORY CONTRACT
  VOTING PROXIES ON FUND PORTFOLIO SECURITIES
  QUARTERLY PORTFOLIO SCHEDULE

  Financial Highlights - Institutional Service Shares

  (For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.021	0.031	0.028	0.017
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.003	0.021	0.031	0.028	0.017
Less Distributions:
Distributions from net investment income	(0.003)	(0.021)	(0.031)	(0.028)	(0.017)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.003)	(0.021)	(0.031)	(0.028)	(0.017)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.34%	2.11%	3.18%	2.85%	1.72%[3]
Ratios to Average Net Assets:
Net expenses	0.54%[4]	0.51%[4]	0.50%	0.50%	0.50%
Net investment income	0.37%	2.03%	3.12%	2.80%	1.71%
Expense waiver/reimbursement[5]	0.31%	0.28%	0.32%	0.39%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$428,951	$695,972	$937,640	$860,376	$895,883
1	Represents less than $0.001.
2	Based on net asset value.
3	During the period, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.01% on the total return.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.54% and 0.51% for the years ended October 31, 2009 and October 31, 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report

  Financial Highlights - Institutional Shares

  (For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.023	0.034	0.031	0.019
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.023	0.034	0.031	0.019
Less Distributions:
Distributions from net investment income	(0.006)	(0.023)	(0.034)	(0.031)	(0.019)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.006)	(0.023)	(0.034)	(0.031)	(0.019)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.57%	2.37%	3.43%	3.10%	1.96%
Ratios to Average Net Assets:
Net expenses	0.31%[3]	0.26%[3]	0.25%	0.25%	0.25%
Net investment income	0.58%	2.21%	3.37%	3.08%	2.06%
Expense waiver/reimbursement[4]	0.29%	0.28%	0.32%	0.49%	0.65%
Supplemental Data:
Net assets, end of period (000 omitted)	$912,333	$888,992	$808,742	$742,268	$519,277
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.31% and 0.26% for the years ended October 31, 2009 and October 31, 2008, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report

  Financial Highlights - Cash II Shares

  (For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.019	0.030	0.027	0.015
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.019	0.030	0.027	0.015
Less Distributions:
Distributions from net investment income	(0.002)	(0.019)	(0.030)	(0.027)	(0.015)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.002)	(0.019)	(0.030)	(0.027)	(0.015)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.24%	1.96%	3.02%	2.69%	1.56%
Ratios to Average Net Assets:
Net expenses	0.65%[3]	0.66%[3]	0.65%	0.65%	0.65%
Net investment income	0.24%	1.88%	2.97%	2.66%	1.53%
Expense waiver/reimbursement[4]	0.40%	0.33%	0.37%	0.44%	0.44%
Supplemental Data:
Net assets, end of period (000 omitted)	$177,401	$323,430	$237,215	$269,635	$239,395
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.65% and 0.66% for the years ended October 31, 2009 and October 31, 2008, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report

  Financial Highlights - Institutional Capital Shares

  (For a Share Outstanding Throughout Each Period)

	Year Ended October 31,				Period Ended 10/31/2005[1]
	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.023	0.033	0.030	0.016
Net realized gain (loss) on investments	0.000[2]	0.000[2]	0.000[2]	0.000[2]	(0.000)[2]
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.023	0.033	0.030	0.016
Less Distributions:
Distributions from net investment income	(0.005)	(0.023)	(0.033)	(0.030)	(0.016)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.005)	(0.023)	(0.033)	(0.030)	(0.016)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.52%	2.32%	3.38%	3.05%	1.61%
Ratios to Average Net Assets:
Net expenses	0.36%[4]	0.31%[4]	0.30%	0.30%	0.30%[5]
Net investment income	0.53%	2.17%	3.33%	3.05%	2.18%[5]
Expense waiver/reimbursement[6]	0.30%	0.29%	0.32%	0.50%	0.59%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$391,843	$688,184	$426,310	$284,415	$155,745
1	Reflects operations for the period from January 18, 2005 (date of initial investment) to October 31, 2005.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.36% and 0.31% for the years ended October 31, 2009 and October 31, 2008, respectively, after taking into account these expense reductions.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report

  Financial Highlights - Cash Series Shares

  (For a Share Outstanding Throughout Each Period)

	Year Ended October 31,				Period Ended 10/31/2005[1]
	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.016	0.026	0.023	0.011
Net realized gain (loss) on investments	0.000[2]	0.000[2]	0.000[2]	0.000[2]	(0.000)[2]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.016	0.026	0.023	0.011
Less Distributions:
Distributions from net investment income	(0.001)	(0.016)	(0.026)	(0.023)	(0.011)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.001)	(0.016)	(0.026)	(0.023)	(0.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.08%	1.60%	2.66%	2.34%	1.06%
Ratios to Average Net Assets:
Net expenses	0.83%[4]	1.01%[4]	1.00%	1.00%	1.00%[5]
Net investment income	0.08%	1.53%	2.62%	2.29%	1.48%[5]
Expense waiver/reimbursement[6]	0.62%	0.38%	0.42%	0.49%	0.50%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$75,567	$128,669	$129,084	$128,514	$174,437
1	Reflects operations for the period from January 18, 2005 (date of initial investment) to October 31, 2005.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.83% and 1.01% for the years ended October 31, 2009 and October 31, 2008, respectively, after taking into account these expense reductions.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report

  Shareholder Expense Example (unaudited)

  As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 to October 31, 2009.

  ACTUAL EXPENSES

  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Annual Shareholder Report

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2009	Ending Account Value 10/31/2009	Expenses Paid During Period[1]
Actual:
Institutional Service Shares	$1,000	$1,000.60	$2.62
Institutional Shares	$1,000	$1,001.70	$1.56
Cash II Shares	$1,000	$1,000.30	$2.97
Institutional Capital Shares	$1,000	$1,001.40	$1.82
Cash Series Shares	$1,000	$1,000.00	$3.28
Hypothetical (assuming a 5% return before expenses):
Institutional Service Shares	$1,000	$1,022.58	$2.65
Institutional Shares	$1,000	$1,023.64	$1.58
Cash II Shares	$1,000	$1,022.23	$3.01
Institutional Capital Shares	$1,000	$1,023.39	$1.84
Cash Series Shares	$1,000	$1,021.93	$3.31
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Service Shares	0.52%
Institutional Shares	0.31%
Cash II Shares	0.59%
Institutional Capital Shares	0.36%
Cash Series Shares	0.65%
  Annual Shareholder Report

  Portfolio of Investments Summary Tables (unaudited)

  At October 31, 2009, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	63.5%
Municipal Notes	19.5%
Commercial Paper	16.9%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100.0%

  At October 31, 2009, the Fund's effective maturity schedule3 was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	67.2%
8-30 Days	6.1%
31-90 Days	10.2%
91-180 Days	5.9%
181 Days or more	10.5%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
  Annual Shareholder Report

  Portfolio of Investments

  October 31, 2009

Principal Amount		Value
	Short-Term Municipals – 99.9%;1,2
	California – 98.8%
$11,835,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 1998) Weekly VRDNs (The Harker School Foundation)/(U.S. Bank, N.A. LOC), 0.220%, 11/4/2009	11,835,000
11,580,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2003) Weekly VRDNs (Valley Christian Schools)/(Bank of America N.A. LOC), 0.200%, 11/5/2009	11,580,000
2,825,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Air Force Village West, Inc.)/(KBC Bank N.V. LOC), 0.200%, 11/5/2009	2,825,000
5,000,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Francis Parker School)/(Bank of New York LOC), 0.220%, 11/5/2009	5,000,000
2,460,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (St. Paul's Day School of Oakland)/(Wells Fargo Bank, N.A. LOC), 0.300%, 11/5/2009	2,460,000
12,475,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(Bank of America N.A. LOC), 0.220%, 11/2/2009	12,475,000
19,240,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Weekly VRDNs (Harker School)/(U.S. Bank, N.A. LOC), 0.220%, 11/4/2009	19,240,000
15,000,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2008) Weekly VRDNs (NorthBay Healthcare Group)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 11/5/2009	15,000,000
9,075,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2008A) Weekly VRDNs (Eskaton Properties, Inc.)/(U.S. Bank, N.A. LOC), 0.200%, 11/5/2009	9,075,000
6,200,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2009) Weekly VRDNs (Ecole Bilingue De Berkeley)/(Bank of the West, San Francisco, CA LOC), 0.180%, 11/5/2009	6,200,000
6,000,000	Acalanes, CA Union High School District, (Series 2009B), 3.25% BANs, 4/1/2010	6,059,025
1,000,000	Bay Area Toll Authority, CA, (2008 Series A-1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.200%, 11/5/2009	1,000,000
21,200,000	Bay Area Toll Authority, CA, (Series 2001A) Weekly VRDNs (Bayerische Landesbank and CALPERS (California Public Employees Retirement System) LIQs), 0.280%, 11/5/2009	21,200,000
8,000,000	Bay Area Toll Authority, CA, (Series 2007A-2) Weekly VRDNs (Union Bank, N.A. LIQ), 0.200%, 11/5/2009	8,000,000
  Annual Shareholder Report

$12,000,000	California Educational Facilities Authority, (Series 2007) Weekly VRDNs (Charles Drew University of Medicine & Science)/(Natixis LOC), 0.750%, 11/5/2009	12,000,000
8,000,000	California Enterprise Development Authority, (Series 2008) Weekly VRDNs (Humane Society Silicon Valley)/(U.S. Bank, N.A. LOC), 0.260%, 11/5/2009	8,000,000
9,600,000	California Health Facilities Financing Authority, (Series 2005H) Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 0.190%, 11/4/2009	9,600,000
15,160,000	California Health Facilities Financing Authority, (Series 2008C) Weekly VRDNs (Scripps Health)/(Union Bank, N.A. LOC), 0.180%, 11/4/2009	15,160,000
15,000,000	California Health Facilities Financing Authority, (Series 2008A-1), 0.55% TOBs (Stanford Hospital & Clinics), Mandatory Tender 6/16/2010	15,000,000
4,190,000	California Infrastructure & Economic Development Bank, (Series 2004) Weekly VRDNs (Humane Society of Sonoma County)/(Comerica Bank LOC), 0.510%, 11/5/2009	4,190,000
6,250,000	California Infrastructure & Economic Development Bank, (Series 2006) Weekly VRDNs (Le Lycee Francais de Los Angeles)/(U.S. Bank, N.A. LOC), 0.200%, 11/5/2009	6,250,000
4,000,000	California Infrastructure & Economic Development Bank, (Series 2007A) Weekly VRDNs (Tobinworld)/(Comerica Bank LOC), 0.510%, 11/5/2009	4,000,000
1,700,000	California Infrastructure & Economic Development Bank, (Series 2008: Academy of Motion Picture Arts and Sciences) Weekly VRDNs (Vine Street Archive Foundation)/(FHLB of San Francisco LOC), 0.160%, 11/5/2009	1,700,000
16,135,000	California Infrastructure & Economic Development Bank, (Series 2008A) Daily VRDNs (Orange County Performing Arts Center)/(Bank of America N.A. LOC), 0.190%, 11/2/2009	16,135,000
3,010,000	California Infrastructure & Economic Development Bank, (Series 2008A) Weekly VRDNs (Hillview Mental Health Center, Inc.)/(Comerica Bank LOC), 0.510%, 11/5/2009	3,010,000
34,225,000	California Infrastructure & Economic Development Bank, (Series 2008D) Daily VRDNs (California Academy of Sciences)/(City National Bank LOC), 0.300%, 11/2/2009	34,225,000
12,855,000	California Infrastructure & Economic Development Bank, (Series 2009A) Daily VRDNs (Pacific Gas & Electric Co.)/(Wells Fargo Bank, N.A. LOC), 0.230%, 11/2/2009	12,855,000
12,855,000	California Infrastructure & Economic Development Bank, (Series 2009B) Daily VRDNs (Pacific Gas & Electric Co.)/(Wells Fargo Bank, N.A. LOC), 0.230%, 11/2/2009	12,855,000
  Annual Shareholder Report

$3,130,000		California Infrastructure & Economic Development Bank, (Series 2009C: JSerra Catholic High School) Weekly VRDNs (Pueblo Serra Worship Holdings)/(Comerica Bank LOC), 0.260%, 11/5/2009	3,130,000
9,000,000		California Infrastructure & Economic Development Bank, Refunding Revenue Bonds (Series 2007 A-2), 0.50% TOBs (J Paul Getty Trust), Mandatory Tender 4/1/2010	9,000,000
10,165,000	[3,4]	California Infrastructure & Economic Development Bank, Wells Fargo Stage Trust (Series 2008-41C) Weekly VRDNs (California Independent System Operator Corp.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.180%, 11/5/2009	10,165,000
1,500,000		California Municipal Finance Authority, (Series 2008) Weekly VRDNs (Gideon Hausner Jewish Day School)/(U.S. Bank, N.A. LOC), 0.200%, 11/5/2009	1,500,000
2,750,000		California Municipal Finance Authority, (Series 2008A) Weekly VRDNs (Central Coast YMCA)/(FHLB of San Francisco LOC), 0.200%, 11/5/2009	2,750,000
5,485,000		California PCFA, (Series 2005A) Weekly VRDNs (Arcata Community Recycling Center, Inc.)/(CALSTRS (California State Teachers' Retirement System) LOC), 0.210%, 11/5/2009	5,485,000
20,630,000	[3,4]	California Pooled School Districts (DBE-332) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.180%, 11/5/2009	20,630,000
9,000,000		California State Department of Water Resources Power Supply Program, (Series 2002 B-6) Weekly VRDNs (State Street Bank and Trust Co. LOC), 0.170%, 11/5/2009	9,000,000
12,900,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-11) Weekly VRDNs (Bank of Nova Scotia, Toronto and KBC Bank N.V. LOCs), 0.220%, 11/5/2009	12,900,000
7,600,000		California State Department of Water Resources Power Supply Program, (Series 2005G-3) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 11/5/2009	7,600,000
60,150,000		California State Department of Water Resources Power Supply Program, (Series 2005G-7) Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ), 0.250%, 11/5/2009	60,150,000
25,400,000		California State University Institute, (Series A), 0.25% CP (JPMorgan Chase Bank, N.A. and State Street Bank and Trust Co. LOCs), Mandatory Tender 11/2/2009	25,400,000
8,100,000		California State, (Series 2003C-3) Weekly VRDNs (GTD by Bank of America N.A., Bank of Nova Scotia, Toronto and Landesbank Hessen-Thueringen LOCs), 0.200%, 11/5/2009	8,100,000
13,400,000		California State, (Series 2004 A-6) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and Citibank NA, New York LOCs), 0.190%, 11/5/2009	13,400,000
7,000,000		California State, (Series 2004 A-9) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and State Street Bank and Trust Co. LOCs), 0.210%, 11/5/2009	7,000,000
  Annual Shareholder Report

$3,750,000		California State, (Series 2004 B-6) Weekly VRDNs (Citibank NA, New York LOC), 0.200%, 11/5/2009	3,750,000
20,000,000		California State, (Series 2005A-2) Weekly VRDNs (Calyon, Paris LOC), 0.240%, 11/4/2009	20,000,000
2,570,000		California State, (Series 2005B-3) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.190%, 11/4/2009	2,570,000
12,000,000		California State, (Series 2005B-6) Daily VRDNs (KBC Bank N.V. LOC), 0.230%, 11/2/2009	12,000,000
16,680,000		California State, (Series 2005B-7) Daily VRDNs (Landesbank Hessen-Thueringen LOC), 0.240%, 11/2/2009	16,680,000
47,980,000	[3,4]	California State, DCL (2008-035) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.550%, 11/5/2009	47,980,000
6,665,000		California State, GO Tax Exempt Notes, 0.40% CP (Bayerische Landesbank, CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Calyon, Paris, Dexia Credit Local, Landesbank Hessen-Thueringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 11/4/2009	6,665,000
15,150,000		California State, GO Tax Exempt Notes, 0.40% CP (Bayerische Landesbank, CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Calyon, Paris, Dexia Credit Local, Landesbank Hessen-Thueringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 11/12/2009	15,150,000
1,765,000		California State, GO Tax Exempt Notes, 0.40% CP (Bayerische Landesbank, CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Calyon, Paris, Dexia Credit Local, Landesbank Hessen-Thueringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 11/13/2009	1,765,000
5,000,000		California State, GO Tax Exempt Notes, 0.45% CP (Bayerische Landesbank, CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Calyon, Paris, Dexia Credit Local, Landesbank Hessen-Thueringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 11/10/2009	5,000,000
9,340,000		California State, GO Tax Exempt Notes, 0.48% CP (Bayerische Landesbank, CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Calyon, Paris, Dexia Credit Local, Landesbank Hessen-Thueringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 11/4/2009	9,340,000
3,550,000		California Statewide Communities Development Authority, (Series 2000) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.260%, 11/5/2009	3,550,000
  Annual Shareholder Report

$1,775,000		California Statewide Communities Development Authority, (Series 2000A) Weekly VRDNs (Nonprofits' Insurance Alliance of California)/(Comerica Bank LOC), 0.350%, 11/5/2009	1,775,000
6,200,000		California Statewide Communities Development Authority, (Series 2003B) Weekly VRDNs (Kaiser Permanente), 0.200%, 11/4/2009	6,200,000
14,500,000		California Statewide Communities Development Authority, (Series 2004J) Weekly VRDNs (Kaiser Permanente), 0.200%, 11/4/2009	14,500,000
26,000,000		California Statewide Communities Development Authority, (Series 2004K), 0.40% CP (Kaiser Permanente), Mandatory Tender 11/23/2009	26,000,000
20,000,000		California Statewide Communities Development Authority, (Series 2005) Weekly VRDNs (University of San Diego)/(BNP Paribas SA LOC), 0.170%, 11/4/2009	20,000,000
5,500,000		California Statewide Communities Development Authority, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/(Union Bank, N.A. LOC), 0.270%, 11/5/2009	5,500,000
23,910,000		California Statewide Communities Development Authority, (Series 2007) Weekly VRDNs (House Ear Institute)/(City National Bank LOC), 2.500%, 11/5/2009	23,910,000
7,700,000		California Statewide Communities Development Authority, (Series 2008A) Weekly VRDNs (Children's Hospital of Los Angeles)/(Bank of America N.A. LOC), 0.200%, 11/5/2009	7,700,000
1,400,000		California Statewide Communities Development Authority, (Series 2008B) Weekly VRDNs (Children's Hospital of Los Angeles)/(Bank of America N.A. LOC), 0.200%, 11/5/2009	1,400,000
9,715,000	[3,4]	California Statewide Communities Development Authority, MERLOTS (Series 1999E) Weekly VRDNs (Sutter Health)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.180%, 11/4/2009	9,715,000
24,035,000	[3,4]	California Statewide Communities Development Authority, PUTTERs (Series 2680) Weekly VRDNs (Irvine Apartment Communities LP)/(JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.360%, 11/5/2009	24,035,000
8,975,000		Castaic Lake, CA Water Agency, (Series 2008A) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.170%, 11/4/2009	8,975,000
30,065,000	[3,4]	Castaic Lake, CA Water Agency, Solar Eclipse (Series 2007-0034), 0.70% TOBs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 12/17/2009	30,065,000
9,995,000	[3,4]	Chula Vista, CA, Wells Fargo Stage Trust (Series 2009-28C), 0.65% TOBs (San Diego Gas & Electric Co.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 12/10/2009	9,995,000
  Annual Shareholder Report

$23,135,000	[3,4]	Clipper Tax-Exempt Certificates Trust (California Non-AMT)/(Series 2009-46) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.290%, 11/5/2009	23,135,000
11,440,000	[3,4]	Clipper Tax-Exempt Certificates Trust (California Non-AMT)/(Series 2009-61) Weekly VRDNs (California State)/(State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.210%, 11/5/2009	11,440,000
15,235,000	[3,4]	Coast Community College District, CA, SPEARs (Series DB-326) Weekly VRDNs (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.160%, 11/5/2009	15,235,000
20,000,000		Contra Costa, CA Transportation Authority, (Series 2009), 2.50% BANs, 10/1/2010	20,364,266
9,900,000		Corcoran Joint Powers Finance Authority, CA, (Series 2008) Weekly VRDNs (Corcoran, CA Water System)/(Union Bank, N.A. LOC), 0.250%, 11/5/2009	9,900,000
7,485,000	[3,4]	East Side Union High School District, CA, (DBE-296) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.160%, 11/5/2009	7,485,000
16,560,000	[3,4]	Golden State Tobacco Securitization Corp., CA, SPEARs (Series DBE-290) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.160%, 11/5/2009	16,560,000
48,970,000		Grant, CA Joint Union High School District, COP (2007 School Facility Bridge Funding) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 1.300%, 11/5/2009	48,970,000
22,585,000	[3,4]	Grossmont, CA Healthcare District, SPEARs (Series DBE-345) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.160%, 11/5/2009	22,585,000
11,745,000	[3,4]	Grossmont-Cuyamaca, CA Community College District, Stage Trust (Series 2008-31Z) Weekly VRDNs (Assured Guaranty Corp. INS)/(Wells Fargo & Co. LIQ), 0.180%, 11/5/2009	11,745,000
8,880,000	[3,4]	Hartnell, CA Community College District, Stage Trust (Series 2009-64Z), 0.55% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 3/18/2010	8,880,000
4,000,000		Hemet, CA Unified School District, (Series 2006) Weekly VRDNs (State Street Bank and Trust Co. LOC), 0.200%, 11/5/2009	4,000,000
5,410,000		Hollister, CA Redevelopment Agency, (Series 2004) Weekly VRDNs (San Benito County Community Services Development Corp.)/(CALSTRS (California State Teachers' Retirement System) LOC), 0.210%, 11/5/2009	5,410,000
10,000,000		Los Angeles County, CA Schools Financing Program, 2008-09 Pooled TRANs Participation Certificates (Series B), 1.75% TRANs, 3/31/2010	10,037,582
11,250,000	[3,4]	Los Angeles, CA Community College District, Floater Certificates (Series 2008-2986) Weekly VRDNs (Morgan Stanley LIQ), 0.210%, 11/5/2009	11,250,000
  Annual Shareholder Report

$4,785,000	[3,4]	Los Angeles, CA Community College District, PUTTERs (Series 2864Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.260%, 11/5/2009	4,785,000
14,000,000	[3,4]	Los Angeles, CA Community College District, ROCs (Series 11728) Weekly VRDNs (Citibank NA, New York LIQ), 0.200%, 11/5/2009	14,000,000
8,430,000	[3,4]	Los Angeles, CA Department of Water & Power (Electric/Power System), Solar Eclipses (Series 2006-0037) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.200%, 11/5/2009	8,430,000
14,000,000	[3,4]	Los Angeles, CA Department of Water & Power (Water Works/System), ROCs (Series 11625) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.200%, 11/5/2009	14,000,000
11,815,000	[3,4]	Los Angeles, CA Unified School District, (PT-4428), 0.65% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 12/10/2009	11,815,000
25,000,000		Los Angeles, CA Wastewater System, 0.45% CP, Mandatory Tender 12/8/2009	25,000,000
6,065,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-E) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.210%, 11/5/2009	6,065,000
2,000,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-H) Weekly VRDNs (Bank of America N.A. LOC), 0.230%, 11/5/2009	2,000,000
7,930,000	[3,4]	Manteca, CA Unified School District, SPEARs (DB-330) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.160%, 11/5/2009	7,930,000
4,950,000	[3,4]	Metropolitan Water District of Southern California, ROCs (Series 11301) Weekly VRDNs (Citibank NA, New York LIQ), 0.200%, 11/5/2009	4,950,000
10,000,000		Metropolitan Water District of Southern California, Water Revenue Refunding Bonds (2009 Series A-1), 0.31% TOBs 6/1/2010	10,000,000
8,000,000		Metropolitan Water District of Southern California, Water Revenue Refunding Bonds (2009 Series A-2), 0.31% TOBs 6/1/2010	8,000,000
9,480,000		Montebello, CA Public Financing Authority, (Series 2004A: Montebello Hotel) Weekly VRDNs (Montebello, CA)/(Union Bank, N.A. LOC), 0.430%, 11/4/2009	9,480,000
16,395,000		Morgan Hill Redevelopment Agency, CA, (Series 2008A) Weekly VRDNs (Ojo De Agua Redevelopment Project Area)/(Bank of Nova Scotia, Toronto LOC), 0.180%, 11/5/2009	16,395,000
12,500,000		Napa Valley, CA Unified School District, 2.00% TRANs, 6/30/2010	12,625,833
17,800,000	[3,4]	Nuveen Insured California Tax-Free Advantage Municipal Fund, (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.22%, 11/5/2009	17,800,000
3,750,000		Oceanside, CA MFH, (Series 2009) Weekly VRDNs (Shadow Way Apartments LP)/(FHLMC LOC), 0.200%, 11/5/2009	3,750,000
  Annual Shareholder Report

$10,515,000	[3,4]	Orange County, CA Sanitation District, Floater Certificates (Series 3020) Weekly VRDNs (Morgan Stanley LIQ), 0.210%, 11/5/2009	10,515,000
10,125,000	[3,4]	Orange County, CA Sanitation District, ROCs (Series 11738) Weekly VRDNs (Citibank NA, New York LIQ), 0.200%, 11/5/2009	10,125,000
19,845,000	[3,4]	Orange County, CA Sanitation District, Wells Fargo Stage Trust (Series 2009-17C), 0.65% TOBs (Wells Fargo & Co. LIQ), Optional Tender 2/18/2010	19,845,000
6,380,000		Oxnard, CA Financing Authority, (Series 2003B) Weekly VRDNs (Oxnard, CA)/(Union Bank, N.A. LOC), 0.250%, 11/5/2009	6,380,000
5,945,000		Paramount, CA Unified School District, COP (Series 2001) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 0.400%, 11/5/2009	5,945,000
12,075,000		Paramount, CA Unified School District, COP (Series 2001) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 0.400%, 11/5/2009	12,075,000
8,150,000	[3,4]	Peralta, CA Community College District, Stage Trust (Series 2009-63C), 0.55% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 3/18/2010	8,150,000
21,260,000	[3,4]	Pomona, CA Public Financing Authority, Solar Eclipse (Series 2007-0061), 0.65% TOBs (Pomona, CA Water System)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 1/14/2010	21,260,000
21,755,000	[3,4]	Rancho Santiago, CA Community College District, SPEARs (DB-363) Weekly VRDNs (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.160%, 11/5/2009	21,755,000
520,000	[3,4]	Regents of University of California, PUTTERs (Series 2475) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.200%, 11/5/2009	520,000
4,000,000		Richmond, CA Wastewater System, (Series 2008A) Weekly VRDNs (Union Bank, N.A. LOC), 0.240%, 11/5/2009	4,000,000
8,000,000		Riverside County, CA Asset Leasing Corp., (Series 2008A: Southwest Justice Center) Weekly VRDNs (Riverside County, CA)/(Union Bank, N.A. LOC), 0.180%, 11/4/2009	8,000,000
5,000,000		Riverside County, CA Transportation Commission, (2009 Series A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.230%, 11/5/2009	5,000,000
10,000,000		Riverside County, CA Transportation Commission, (2009 Series C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.210%, 11/5/2009	10,000,000
59,188,000		Riverside County, CA, Teeter Obligation (Series B), 0.35% CP (Bank of Nova Scotia, Toronto LOC), Mandatory Tender 12/9/2009	59,188,000
8,855,000	[3,4]	Riverside, CA Unified School District, Floater Certificates (Series 3017) Weekly VRDNs (Assured Guaranty Corp. INS)/(Morgan Stanley LIQ), 0.220%, 11/5/2009	8,855,000
6,000,000		Sacramento, CA Suburban Water District, (Series 2009A) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.220%, 11/4/2009	6,000,000
7,285,000	[3,4]	San Bernardino, CA Community College District, SPEARs (DB-303) Weekly VRDNs (FSA INS)/(Deutsche Bank AG LIQ), 0.210%, 11/5/2009	7,285,000
  Annual Shareholder Report

$11,000,000		San Diego County, CA Water Authority, (Series 3), 0.35% CP, Mandatory Tender 11/4/2009	11,000,000
20,000,000		San Diego County, CA Water Authority, (Series 3), 0.40% CP, Mandatory Tender 11/19/2009	20,000,000
28,500,000		San Diego County, CA Water Authority, (Series 3), 0.40% CP, Mandatory Tender 11/24/2009	28,500,000
38,965,000		San Diego County, CA Water Authority, (Series 3), 0.47% CP, Mandatory Tender 12/3/2009	38,965,000
22,750,000		San Diego County, CA Water Authority, (Series 3), 0.70% CP, Mandatory Tender 11/10/2009	22,750,000
5,360,000	[3,4]	San Diego County, CA Water Authority, Austin (Series 2008-3001X) Weekly VRDNs (Bank of America N.A. LIQ), 0.360%, 11/5/2009	5,360,000
6,850,000	[3,4]	San Diego County, CA Water Authority, PUTTERs (Series 2903Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.210%, 11/5/2009	6,850,000
9,760,000		San Diego County, CA, (Series 2004B) Weekly VRDNs (Bishop's School)/(Bank of New York LOC), 0.230%, 11/5/2009	9,760,000
35,415,000	[3,4]	San Diego, CA Housing Authority, PT-501 Weekly VRDNs (Mirada at La Jolla Colony Apartments)/(GTD by FHLMC)/(FHLMC LIQ), 0.320%, 11/5/2009	35,415,000
17,500,000		San Francisco, CA City & County Airport Commission, (Series 2009B), 0.75% TOBs, Mandatory Tender 9/15/2010	17,500,000
20,000,000		San Francisco, CA Public Utilities Commission (Wastewater Enterprise), 0.35% CP (BNP Paribas SA LOC), Mandatory Tender 11/2/2009	20,000,000
5,000,000		San Francisco, CA Public Utilities Commission (Wastewater Enterprise), 0.40% CP (BNP Paribas SA LOC), Mandatory Tender 1/20/2010	5,000,000
11,500,000		San Francisco, CA Public Utilities Commission (Wastewater Enterprise), 0.40% CP (BNP Paribas SA LOC), Mandatory Tender 2/16/2010	11,500,000
18,150,000		San Francisco, CA Redevelopment Agency Community Facilities District No. 7 (Hunters Point Shipyard Phase One), (Series 2005A) Weekly VRDNs (KBC Bank N.V. LOC), 0.350%, 11/5/2009	18,150,000
21,925,000	[3,4]	San Jose, CA Unified School District, SPEARs (DB-324) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.160%, 11/5/2009	21,925,000
17,000,000		San Mateo-Foster City, CA School District, (Series 2009), 1.75% BANs, 3/1/2010	17,059,345
12,000,000		Santa Barbara County, CA Schools Financing Authority, 2.00% TRANs, 6/30/2010	12,114,250
25,950,000	[3,4]	Santa Clara County, CA, Wells Fargo Stage Trust (Series 2009-19C), 0.65% TOBs (Wells Fargo & Co. LIQ), Optional Tender 2/18/2010	25,950,000
  Annual Shareholder Report

$12,300,000		Santa Clara County-El Comino Hospital District Hospital Facilities Authority, CA, (1985 Series B: Valley Medical Center) Weekly VRDNs (Santa Clara County, CA)/(State Street Bank and Trust Co. LOC), 0.210%, 11/3/2009	12,300,000
3,600,000		School Project For Utility Rate Reduction, CA, 2.00% RANs, 8/18/2010	3,622,649
5,860,000	[3,4]	Sequoia, CA Union High School District, PUTTERs (Series 2905Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.260%, 11/5/2009	5,860,000
2,000,000		South Placer, CA Wastewater Authority, (Series 2008B) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and State Street Bank and Trust Co. LOCs), 0.220%, 11/5/2009	2,000,000
3,100,000		Torrance, CA, (Series 1992: Hospital Revenue Bonds) Weekly VRDNs (Torrance Memorial Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 11/5/2009	3,100,000
9,210,000	[3,4]	Trustees of the California State University, PUTTERs (Series 2646Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.260%, 11/5/2009	9,210,000
40,135,000		Turlock Irrigation District, CA, (Series 2009), 1.50% BANs, 6/8/2010	40,362,198
4,560,000		Vallejo, CA Water Enterprise, (Series 2001A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.500%, 11/4/2009	4,560,000
42,000,000		Ventura County, CA, 2.50% TRANs, 7/1/2010	42,584,696
5,300,000	[3,4]	Victor Valley, CA Community College District, (Stage Trust 2009-34C) Weekly VRDNs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.180%, 11/5/2009	5,300,000
6,140,000	[3,4]	Victor Valley, CA Community College District, (Stage Trust 2009-35Z) Weekly VRDNs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.180%, 11/5/2009	6,140,000
25,000,000		Walnut Energy Center Authority, CA, (Series A), 1.50% TOBs, Mandatory Tender 6/8/2010	25,126,511
4,925,000		West Hills Community College District Financing Corporation, CA, (Series 2008) Weekly VRDNs (West Hills Community College District, CA)/(Union Bank, N.A. LOC), 0.250%, 11/4/2009	4,925,000
5,000,000	[3,4]	William S. Hart, CA Union High School District, ROCs (Series 648WFZ) Weekly VRDNs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.210%, 11/5/2009	5,000,000
17,520,000	[3,4]	Yosemite, CA Community College District, ROCs (Series 12065) Weekly VRDNs (FSA INS)/(Citigroup Financial Products, Inc. LIQ), 0.270%, 11/5/2009	17,520,000
		TOTAL	1,961,689,355
  Annual Shareholder Report

		Puerto Rico – 1.1%
$10,800,000		Puerto Rico Highway and Transportation Authority, (Series 1998 A) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.320%, 11/4/2009	10,800,000
11,165,000	[3,4]	Puerto Rico Highway and Transportation Authority, DCL (Series 2008-008) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.510%, 11/5/2009	11,165,000
		TOTAL	21,965,000
		TOTAL MUNICIPAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[5]	1,983,654,355
		OTHER ASSETS AND LIABILITIES - NET — 0.1%[6]	2,440,005
		TOTAL NET ASSETS — 100%	$1,986,094,360
    On October 31, 2009, the Fund held no securities that are subject to the federal minimum tax (AMT) (unaudited).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At October 31, 2009, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2009, these restricted securities amounted to $628,615,000, which represented 31.7% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2009, these liquid restricted securities amounted to $628,615,000, which represented 31.7% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
    Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.
  Annual Shareholder Report

    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Short-Term Municipals	$ —	$1,983,654,355	$ —	$1,983,654,355
    The following acronyms are used throughout this portfolio:
AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
COP	— Certificates of Participation
CP	— Commercial Paper
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FSA	— Financial Security Assurance
GO	— General Obligation
GTD	— Guaranteed
INS	— Insured
LIQ(s)	— Liquidity Agreement(s)
LOC(s)	— Letter(s) of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
PCFA	— Pollution Control Finance Authority
PUTTERs	— Puttable Tax-Exempt Receipts
RANs	— Revenue Anticipation Notes
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report

  Statement of Assets and Liabilities

  October 31, 2009

Assets:
Total investments in securities, at amortized cost and value		$1,983,654,355
Cash		65,308
Income receivable		2,685,836
Receivable for shares sold		78,287
TOTAL ASSETS		1,986,483,786
Liabilities:
Payable for shares redeemed	$172,359
Income distribution payable	38,944
Payable for administrative personnel and services fee	21,652
Payable for transfer and dividend disbursing agent fees and expenses	55,423
Payable for Directors'/Trustees' fees	6,240
Payable for portfolio accounting fees	52,395
Payable for distribution services fee (Note 5)	29,780
Payable for shareholder services fee (Note 5)	1,523
Accrued expenses	11,110
TOTAL LIABILITIES		389,426
Net assets for 1,985,478,284 shares outstanding		$1,986,094,360
Net Assets Consist of:
Paid-in capital		$1,985,478,249
Accumulated net realized gain on investments		616,567
Distributions in excess of net investment income		(456)
TOTAL NET ASSETS		$1,986,094,360
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$428,950,892 ÷ 428,754,794 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$912,333,128 ÷ 912,053,854 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$177,400,712 ÷ 177,366,309 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Capital Shares:
$391,843,042 ÷ 391,767,423 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$75,566,586 ÷ 75,535,904 shares outstanding, no par value, unlimited shares authorized		$1.00
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report

  Statement of Operations

  Year Ended October 31, 2009

Investment Income:
Interest		$19,633,411
Expenses:
Investment adviser fee (Note 5)	$8,784,748
Administrative personnel and services fee (Note 5)	1,705,382
Custodian fees	79,838
Transfer and dividend disbursing agent fees and expenses	1,065,281
Directors'/Trustees' fees	26,163
Auditing fees	20,101
Legal fees	19,406
Portfolio accounting fees	209,619
Distribution services fee — Cash Series Shares (Note 5)	656,074
Distribution services fee — Cash II Shares (Note 5)	545,308
Shareholder services fee — Institutional Service Shares (Note 5)	1,286,089
Shareholder services fee — Institutional Capital Shares (Note 5)	252,739
Shareholder services fee — Cash Series Shares (Note 5)	272,985
Shareholder services fee — Cash II Shares (Note 5)	681,634
Account administration fee — Institutional Service Shares	186,000
Account administration fee — Cash Series Shares	379
Share registration costs	103,470
Printing and postage	73,467
Insurance premiums	11,245
Temporary guarantee program insurance (Note 2)	989,525
Miscellaneous	10,683
TOTAL EXPENSES	16,980,136
  Annual Shareholder Report

  Statement of Operations — continued
Waivers, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 5)	$(6,337,375)
Waiver of administrative personnel and services fee (Note 5)	(34,083)
Waiver of distribution services fee — Cash Series Shares (Note 5)	(197,674)
Waiver of distribution services fee — Cash II Shares (Note 5)	(140,235)
Waiver of shareholder services fee — Institutional Service Shares (Note 5)	(72,862)
Waiver of shareholder services fee — Cash Series Shares (Note 5)	(156,043)
Waiver of shareholder services fee — Cash II Shares (Note 5)	(144,302)
Reimbursement of shareholder services fee — Institutional Service Shares (Note 5)	(18,075)
Reimbursement of shareholder services fee — Institutional Capital Shares (Note 5)	(29,512)
Reimbursement of shareholder services fee — Cash II Shares (Note 5)	(1,181)
Reimbursement of shareholder services fee — Cash Series Shares (Note 5)	(1,650)
Reduction of custodian fees (Note 6)	(14,473)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		$(7,147,465)
Net expenses			$9,832,671
Net investment income			9,800,740
Net realized gain on investments			624,162
Change in net assets resulting from operations			$10,424,902
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report

  Statement of Changes in Net Assets

Year Ended October 31	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,800,740	$62,862,701
Net realized gain on investments	624,162	455,865
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,424,902	63,318,566
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(2,186,334)	(22,456,565)
Institutional Shares	(4,475,673)	(20,924,803)
Cash II Shares	(663,538)	(5,390,193)
Institutional Capital Shares	(2,366,959)	(11,952,725)
Cash Series Shares	(82,940)	(2,156,774)
Distributions from net realized gain on investments
Institutional Service Shares	(125,614)	(416,958)
Institutional Shares	(166,904)	(325,018)
Cash II Shares	(56,921)	(103,389)
Institutional Capital Shares	(84,829)	(181,226)
Cash Series Shares	(24,266)	(52,808)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,233,978)	(63,960,459)
Share Transactions:
Proceeds from sale of shares	4,322,675,352	10,823,529,340
Net asset value of shares issued to shareholders in payment of distributions declared	7,174,163	44,141,119
Cost of shares redeemed	(5,069,192,631)	(10,680,773,695)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(739,343,116)	186,896,764
Change in net assets	(739,152,192)	186,254,871
Net Assets:
Beginning of period	2,725,246,552	2,538,991,681
End of period (including distributions in excess of net investment income of $(456) and $(25,752), respectively)	$1,986,094,360	$2,725,246,552
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report

  Notes to Financial Statements

  October 31, 2009

  1. ORGANIZATION

  Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of California Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Institutional Service Shares, Institutional Shares, Cash II Shares, Institutional Capital Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and personal income taxes imposed by the state of California consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

  2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

  Investment Valuation

  Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

  Investment Income, Gains and Losses, Expenses and Distributions

  Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

  Premium and Discount Amortization

  All premiums and discounts are amortized/accreted.

  Annual Shareholder Report

  Federal Taxes

  It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

  When-Issued and Delayed Delivery Transactions

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

  Restricted Securities

  Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

  Temporary Guarantee Program

  The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in temporary guarantee program insurance on the Fund's Statement of Operations.

  Other

  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  Annual Shareholder Report

  3. SHARES OF BENEFICIAL INTEREST

  The following tables summarize share activity:

Year Ended October 31	2009		2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,265,338,090	$1,265,338,090	4,131,267,566	$4,131,267,566
Shares issued to shareholders in payment of distributions declared	1,429,053	1,429,053	12,275,113	12,275,113
Shares redeemed	(1,533,845,394)	(1,533,845,394)	(4,385,001,365)	(4,385,001,365)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(267,078,251)	$(267,078,251)	(241,458,686)	$(241,458,686)
Year Ended October 31	2009		2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,965,373,919	$1,965,373,919	4,061,222,967	$4,061,222,967
Shares issued to shareholders in payment of distributions declared	2,684,524	2,684,524	12,875,576	12,875,576
Shares redeemed	(1,944,783,322)	(1,944,783,322)	(3,993,640,902)	(3,993,640,902)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	23,275,121	$23,275,121	80,457,641	$80,457,641
Year Ended October 31	2009		2008
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	325,468,670	$325,468,670	782,647,531	$782,647,531
Shares issued to shareholders in payment of distributions declared	714,392	714,392	5,416,869	5,416,869
Shares redeemed	(472,235,325)	(472,235,325)	(701,771,960)	(701,771,960)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(146,052,263)	$(146,052,263)	86,292,440	$86,292,440
Year Ended October 31	2009		2008
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	631,762,370	$631,762,370	1,585,726,364	$1,585,726,364
Shares issued to shareholders in payment of distributions declared	2,240,974	2,240,974	11,405,726	11,405,726
Shares redeemed	(930,381,739)	(930,381,739)	(1,335,142,502)	(1,335,142,502)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(296,378,395)	$(296,378,395)	261,989,588	$261,989,588
  Annual Shareholder Report

Year Ended October 31	2009		2008
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	134,732,303	$134,732,303	262,664,912	$262,664,912
Shares issued to shareholders in payment of distributions declared	105,220	105,220	2,167,835	2,167,835
Shares redeemed	(187,946,851)	(187,946,851)	(265,216,966)	(265,216,966)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(53,109,328)	$(53,109,328)	(384,219)	$(384,219)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(739,343,116)	$(739,343,116)	186,896,764	$186,896,764

  4. FEDERAL TAX INFORMATION

  The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2009 and 2008 was as follows:

	2009	2008
Tax-exempt income	$9,775,444	$62,881,060
Ordinary income[1]	$458,534	$681,726
Long-term capital gains	$ —	$397,673

  As of October 31, 2009, the components of distributable earnings on a tax basis were as follows:

Distribution in excess of tax-exempt income	$(456)
Undistributed ordinary income[1]	$311,771
Undistributed long-term capital gains	$304,796
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

  5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  Investment Adviser Fee

  Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, the Adviser voluntarily waived $6,337,375 of its fee.

  Annual Shareholder Report

  Administrative Fee

  Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $34,083 of its fee.

  Distribution Services Fee

  The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Cash II Shares	0.20%
Cash Series Shares	0.60%

  FSC may voluntarily choose to waive or reimburse any portion of its fee. FSC can modify or terminate this voluntary waiver or reimbursement at any time at its sole discretion. For the year ended October 31, 2009, FSC voluntarily waived $337,909 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2009, FSC retained $13,139 of fees paid by the Fund.

  Shareholder Services Fee

  The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares, Institutional Shares, Cash II Shares, Institutional Capital Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended October 31, 2009, FSSC voluntarily reimbursed $50,418 of shareholder services fees. For the Annual Shareholder Report year ended October 31, 2009, FSSC did not receive any fees paid by the Fund. For the year ended October 31, 2009, the Fund's Institutional Shares did not incur a shareholder services fee. In addition, for the year ended October 31, 2009, unaffiliated third-party financial intermediaries waived $373,207 of Service Fees. This waiver can be modified or terminated at any time.

  Interfund Transactions

  During the year ended October 31, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,498,980,000 and $2,341,215,000, respectively.

  General

  Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

  6. EXPENSE Reduction

  Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended October 31, 2009, the Fund's expenses were reduced by $14,473 under these arrangements.

  7. CONCENTRATION OF RISK

  Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2009, 58.2% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 12.9% of total investments.

  8. LINE OF CREDIT

  The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the Fund did not utilize the LOC.

  9. INTERFUND LENDING

  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the program was not utilized.

  Annual Shareholder Report

  10. Legal Proceedings

  Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

  11. Subsequent events

  Management has evaluated subsequent events through December 24, 2009, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

  12. FEDERAL TAX INFORMATION (UNAUDITED)

  For the year ended October 31, 2009, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

  Annual Shareholder Report

  Report of Independent Registered Public Accounting Firm

  TO THE BOARD OF Trustees of Money Market Obligations Trust AND SHAREHOLDERS OF California Municipal Cash Trust:

  We have audited the accompanying statement of assets and liabilities of California Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of California Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

  Boston, Massachusetts
  December 24, 2009

  Annual Shareholder Report

  Board of Trustees and Trust Officers

  The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised 39 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 149 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

  Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
  Annual Shareholder Report

  INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
  Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
  Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
  Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
  Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee and Chairman of the Board of the Federated Fund Complex.
  Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
  Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).
  Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
  Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
  Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

  OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
  Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004, serves as a Senior Portfolio Manager and is a Vice President of the Trust. Ms. Cunningham was named an Executive Vice President of the Fund's Adviser in 2009. She joined Federated in 1981 and was a Senior Vice President of the Fund's Adviser from 1997 to 2009. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Fund. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.
Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

  Annual Shareholder Report

  Evaluation and Approval of Advisory Contract - May 2009

  California Municipal Cash Trust (the “Fund”)

  The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

  In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

  During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

  Annual Shareholder Report

  The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Annual Shareholder Report with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

  The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

  The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

  The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

  Annual Shareholder Report

  Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

  The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

  The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

  It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

  The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

  Annual Shareholder Report

  In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

  The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

  Annual Shareholder Report

  Voting Proxies on Fund Portfolio Securities

  A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

  Quarterly Portfolio Schedule

  The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

  Annual Shareholder Report

  Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

  This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

  California Municipal Cash Trust
  Federated Investors Funds
  4000 Ericsson Drive
  Warrendale, PA 15086-7561

  Contact us at FederatedInvestors.com
  or call 1-800-341-7400.

  Federated Securities Corp., Distributor

  Cusip 608919502
  Cusip 608919403
  Cusip 60934N369
  Cusip 60934N351
  Cusip 60934N179

  29366 (12/09)

  Federated is a registered mark of Federated Investors, Inc.
  2009 Federated Investors, Inc.

  California Municipal Cash Trust

  A Portfolio of Money Market Obligations Trust

  ANNUAL SHAREHOLDER REPORT

  October 31, 2009

  Institutional Shares

  FINANCIAL HIGHLIGHTS
  SHAREHOLDER EXPENSE EXAMPLE
  PORTFOLIO OF INVESTMENTS SUMMARY TABLES
  PORTFOLIO OF INVESTMENTS
  STATEMENT OF ASSETS AND LIABILITIES
  STATEMENT OF OPERATIONS
  STATEMENT OF CHANGES IN NET ASSETS
  NOTES TO FINANCIAL STATEMENTS
  REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  BOARD OF TRUSTEES AND TRUST OFFICERS
  EVALUATION AND APPROVAL OF ADVISORY CONTRACT
  VOTING PROXIES ON FUND PORTFOLIO SECURITIES
  QUARTERLY PORTFOLIO SCHEDULE

  Financial Highlights - Institutional Shares

  (For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.023	0.034	0.031	0.019
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.023	0.034	0.031	0.019
Less Distributions:
Distributions from net investment income	(0.006)	(0.023)	(0.034)	(0.031)	(0.019)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.006)	(0.023)	(0.034)	(0.031)	(0.019)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.57%	2.37%	3.43%	3.10%	1.96%
Ratios to Average Net Assets:
Net expenses	0.31%[3]	0.26%[3]	0.25%	0.25%	0.25%
Net investment income	0.58%	2.21%	3.37%	3.08%	2.06%
Expense waiver/reimbursement[4]	0.29%	0.28%	0.32%	0.49%	0.65%
Supplemental Data:
Net assets, end of period (000 omitted)	$912,333	$888,992	$808,742	$742,268	$519,277
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.31% and 0.26% for the years ended October 31, 2009 and October 31, 2008, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  1

  Shareholder Expense Example (unaudited)

  As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 to October 31, 2009.

  ACTUAL EXPENSES

  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Annual Shareholder Report
  2

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2009	Ending Account Value 10/31/2009	Expenses Paid During Period[1]
Actual	$1,000	$1,001.70	$1.56
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.64	$1.58
1	Expenses are equal to the Fund's annualized net expense ratio of 0.31%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
  Annual Shareholder Report
  3

  Portfolio of Investments Summary Tables (unaudited)

  At October 31, 2009, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	63.5%
Municipal Notes	19.5%
Commercial Paper	16.9%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100.0%

  At October 31, 2009, the Fund's effective maturity schedule3 was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	67.2%
8-30 Days	6.1%
31-90 Days	10.2%
91-180 Days	5.9%
181 Days or more	10.5%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
  Annual Shareholder Report
  4

  Portfolio of Investments

  October 31, 2009

Principal Amount		Value
	Short-Term Municipals – 99.9%;1,2
	California – 98.8%
$11,835,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 1998) Weekly VRDNs (The Harker School Foundation)/(U.S. Bank, N.A. LOC), 0.220%, 11/4/2009	11,835,000
11,580,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2003) Weekly VRDNs (Valley Christian Schools)/(Bank of America N.A. LOC), 0.200%, 11/5/2009	11,580,000
2,825,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Air Force Village West, Inc.)/(KBC Bank N.V. LOC), 0.200%, 11/5/2009	2,825,000
5,000,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Francis Parker School)/(Bank of New York LOC), 0.220%, 11/5/2009	5,000,000
2,460,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (St. Paul's Day School of Oakland)/(Wells Fargo Bank, N.A. LOC), 0.300%, 11/5/2009	2,460,000
12,475,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(Bank of America N.A. LOC), 0.220%, 11/2/2009	12,475,000
19,240,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Weekly VRDNs (Harker School)/(U.S. Bank, N.A. LOC), 0.220%, 11/4/2009	19,240,000
15,000,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2008) Weekly VRDNs (NorthBay Healthcare Group)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 11/5/2009	15,000,000
9,075,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2008A) Weekly VRDNs (Eskaton Properties, Inc.)/(U.S. Bank, N.A. LOC), 0.200%, 11/5/2009	9,075,000
6,200,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2009) Weekly VRDNs (Ecole Bilingue De Berkeley)/(Bank of the West, San Francisco, CA LOC), 0.180%, 11/5/2009	6,200,000
6,000,000	Acalanes, CA Union High School District, (Series 2009B), 3.25% BANs, 4/1/2010	6,059,025
1,000,000	Bay Area Toll Authority, CA, (2008 Series A-1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.200%, 11/5/2009	1,000,000
21,200,000	Bay Area Toll Authority, CA, (Series 2001A) Weekly VRDNs (Bayerische Landesbank and CALPERS (California Public Employees Retirement System) LIQs), 0.280%, 11/5/2009	21,200,000
8,000,000	Bay Area Toll Authority, CA, (Series 2007A-2) Weekly VRDNs (Union Bank, N.A. LIQ), 0.200%, 11/5/2009	8,000,000
  Annual Shareholder Report
  5

$12,000,000	California Educational Facilities Authority, (Series 2007) Weekly VRDNs (Charles Drew University of Medicine & Science)/(Natixis LOC), 0.750%, 11/5/2009	12,000,000
8,000,000	California Enterprise Development Authority, (Series 2008) Weekly VRDNs (Humane Society Silicon Valley)/(U.S. Bank, N.A. LOC), 0.260%, 11/5/2009	8,000,000
9,600,000	California Health Facilities Financing Authority, (Series 2005H) Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 0.190%, 11/4/2009	9,600,000
15,160,000	California Health Facilities Financing Authority, (Series 2008C) Weekly VRDNs (Scripps Health)/(Union Bank, N.A. LOC), 0.180%, 11/4/2009	15,160,000
15,000,000	California Health Facilities Financing Authority, (Series 2008A-1), 0.55% TOBs (Stanford Hospital & Clinics), Mandatory Tender 6/16/2010	15,000,000
4,190,000	California Infrastructure & Economic Development Bank, (Series 2004) Weekly VRDNs (Humane Society of Sonoma County)/(Comerica Bank LOC), 0.510%, 11/5/2009	4,190,000
6,250,000	California Infrastructure & Economic Development Bank, (Series 2006) Weekly VRDNs (Le Lycee Francais de Los Angeles)/(U.S. Bank, N.A. LOC), 0.200%, 11/5/2009	6,250,000
4,000,000	California Infrastructure & Economic Development Bank, (Series 2007A) Weekly VRDNs (Tobinworld)/(Comerica Bank LOC), 0.510%, 11/5/2009	4,000,000
1,700,000	California Infrastructure & Economic Development Bank, (Series 2008: Academy of Motion Picture Arts and Sciences) Weekly VRDNs (Vine Street Archive Foundation)/(FHLB of San Francisco LOC), 0.160%, 11/5/2009	1,700,000
16,135,000	California Infrastructure & Economic Development Bank, (Series 2008A) Daily VRDNs (Orange County Performing Arts Center)/(Bank of America N.A. LOC), 0.190%, 11/2/2009	16,135,000
3,010,000	California Infrastructure & Economic Development Bank, (Series 2008A) Weekly VRDNs (Hillview Mental Health Center, Inc.)/(Comerica Bank LOC), 0.510%, 11/5/2009	3,010,000
34,225,000	California Infrastructure & Economic Development Bank, (Series 2008D) Daily VRDNs (California Academy of Sciences)/(City National Bank LOC), 0.300%, 11/2/2009	34,225,000
12,855,000	California Infrastructure & Economic Development Bank, (Series 2009A) Daily VRDNs (Pacific Gas & Electric Co.)/(Wells Fargo Bank, N.A. LOC), 0.230%, 11/2/2009	12,855,000
12,855,000	California Infrastructure & Economic Development Bank, (Series 2009B) Daily VRDNs (Pacific Gas & Electric Co.)/(Wells Fargo Bank, N.A. LOC), 0.230%, 11/2/2009	12,855,000
  Annual Shareholder Report
  6

$3,130,000		California Infrastructure & Economic Development Bank, (Series 2009C: JSerra Catholic High School) Weekly VRDNs (Pueblo Serra Worship Holdings)/(Comerica Bank LOC), 0.260%, 11/5/2009	3,130,000
9,000,000		California Infrastructure & Economic Development Bank, Refunding Revenue Bonds (Series 2007 A-2), 0.50% TOBs (J Paul Getty Trust), Mandatory Tender 4/1/2010	9,000,000
10,165,000	[3,4]	California Infrastructure & Economic Development Bank, Wells Fargo Stage Trust (Series 2008-41C) Weekly VRDNs (California Independent System Operator Corp.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.180%, 11/5/2009	10,165,000
1,500,000		California Municipal Finance Authority, (Series 2008) Weekly VRDNs (Gideon Hausner Jewish Day School)/(U.S. Bank, N.A. LOC), 0.200%, 11/5/2009	1,500,000
2,750,000		California Municipal Finance Authority, (Series 2008A) Weekly VRDNs (Central Coast YMCA)/(FHLB of San Francisco LOC), 0.200%, 11/5/2009	2,750,000
5,485,000		California PCFA, (Series 2005A) Weekly VRDNs (Arcata Community Recycling Center, Inc.)/(CALSTRS (California State Teachers' Retirement System) LOC), 0.210%, 11/5/2009	5,485,000
20,630,000	[3,4]	California Pooled School Districts (DBE-332) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.180%, 11/5/2009	20,630,000
9,000,000		California State Department of Water Resources Power Supply Program, (Series 2002 B-6) Weekly VRDNs (State Street Bank and Trust Co. LOC), 0.170%, 11/5/2009	9,000,000
12,900,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-11) Weekly VRDNs (Bank of Nova Scotia, Toronto and KBC Bank N.V. LOCs), 0.220%, 11/5/2009	12,900,000
7,600,000		California State Department of Water Resources Power Supply Program, (Series 2005G-3) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 11/5/2009	7,600,000
60,150,000		California State Department of Water Resources Power Supply Program, (Series 2005G-7) Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ), 0.250%, 11/5/2009	60,150,000
25,400,000		California State University Institute, (Series A), 0.25% CP (JPMorgan Chase Bank, N.A. and State Street Bank and Trust Co. LOCs), Mandatory Tender 11/2/2009	25,400,000
8,100,000		California State, (Series 2003C-3) Weekly VRDNs (GTD by Bank of America N.A., Bank of Nova Scotia, Toronto and Landesbank Hessen-Thueringen LOCs), 0.200%, 11/5/2009	8,100,000
13,400,000		California State, (Series 2004 A-6) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and Citibank NA, New York LOCs), 0.190%, 11/5/2009	13,400,000
7,000,000		California State, (Series 2004 A-9) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and State Street Bank and Trust Co. LOCs), 0.210%, 11/5/2009	7,000,000
  Annual Shareholder Report
  7

$3,750,000		California State, (Series 2004 B-6) Weekly VRDNs (Citibank NA, New York LOC), 0.200%, 11/5/2009	3,750,000
20,000,000		California State, (Series 2005A-2) Weekly VRDNs (Calyon, Paris LOC), 0.240%, 11/4/2009	20,000,000
2,570,000		California State, (Series 2005B-3) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.190%, 11/4/2009	2,570,000
12,000,000		California State, (Series 2005B-6) Daily VRDNs (KBC Bank N.V. LOC), 0.230%, 11/2/2009	12,000,000
16,680,000		California State, (Series 2005B-7) Daily VRDNs (Landesbank Hessen-Thueringen LOC), 0.240%, 11/2/2009	16,680,000
47,980,000	[3,4]	California State, DCL (2008-035) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.550%, 11/5/2009	47,980,000
6,665,000		California State, GO Tax Exempt Notes, 0.40% CP (Bayerische Landesbank, CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Calyon, Paris, Dexia Credit Local, Landesbank Hessen-Thueringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 11/4/2009	6,665,000
15,150,000		California State, GO Tax Exempt Notes, 0.40% CP (Bayerische Landesbank, CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Calyon, Paris, Dexia Credit Local, Landesbank Hessen-Thueringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 11/12/2009	15,150,000
1,765,000		California State, GO Tax Exempt Notes, 0.40% CP (Bayerische Landesbank, CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Calyon, Paris, Dexia Credit Local, Landesbank Hessen-Thueringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 11/13/2009	1,765,000
5,000,000		California State, GO Tax Exempt Notes, 0.45% CP (Bayerische Landesbank, CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Calyon, Paris, Dexia Credit Local, Landesbank Hessen-Thueringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 11/10/2009	5,000,000
9,340,000		California State, GO Tax Exempt Notes, 0.48% CP (Bayerische Landesbank, CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Calyon, Paris, Dexia Credit Local, Landesbank Hessen-Thueringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 11/4/2009	9,340,000
3,550,000		California Statewide Communities Development Authority, (Series 2000) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.260%, 11/5/2009	3,550,000
  Annual Shareholder Report
  8

$1,775,000		California Statewide Communities Development Authority, (Series 2000A) Weekly VRDNs (Nonprofits' Insurance Alliance of California)/(Comerica Bank LOC), 0.350%, 11/5/2009	1,775,000
6,200,000		California Statewide Communities Development Authority, (Series 2003B) Weekly VRDNs (Kaiser Permanente), 0.200%, 11/4/2009	6,200,000
14,500,000		California Statewide Communities Development Authority, (Series 2004J) Weekly VRDNs (Kaiser Permanente), 0.200%, 11/4/2009	14,500,000
26,000,000		California Statewide Communities Development Authority, (Series 2004K), 0.40% CP (Kaiser Permanente), Mandatory Tender 11/23/2009	26,000,000
20,000,000		California Statewide Communities Development Authority, (Series 2005) Weekly VRDNs (University of San Diego)/(BNP Paribas SA LOC), 0.170%, 11/4/2009	20,000,000
5,500,000		California Statewide Communities Development Authority, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/(Union Bank, N.A. LOC), 0.270%, 11/5/2009	5,500,000
23,910,000		California Statewide Communities Development Authority, (Series 2007) Weekly VRDNs (House Ear Institute)/(City National Bank LOC), 2.500%, 11/5/2009	23,910,000
7,700,000		California Statewide Communities Development Authority, (Series 2008A) Weekly VRDNs (Children's Hospital of Los Angeles)/(Bank of America N.A. LOC), 0.200%, 11/5/2009	7,700,000
1,400,000		California Statewide Communities Development Authority, (Series 2008B) Weekly VRDNs (Children's Hospital of Los Angeles)/(Bank of America N.A. LOC), 0.200%, 11/5/2009	1,400,000
9,715,000	[3,4]	California Statewide Communities Development Authority, MERLOTS (Series 1999E) Weekly VRDNs (Sutter Health)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.180%, 11/4/2009	9,715,000
24,035,000	[3,4]	California Statewide Communities Development Authority, PUTTERs (Series 2680) Weekly VRDNs (Irvine Apartment Communities LP)/(JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.360%, 11/5/2009	24,035,000
8,975,000		Castaic Lake, CA Water Agency, (Series 2008A) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.170%, 11/4/2009	8,975,000
30,065,000	[3,4]	Castaic Lake, CA Water Agency, Solar Eclipse (Series 2007-0034), 0.70% TOBs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 12/17/2009	30,065,000
9,995,000	[3,4]	Chula Vista, CA, Wells Fargo Stage Trust (Series 2009-28C), 0.65% TOBs (San Diego Gas & Electric Co.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 12/10/2009	9,995,000
  Annual Shareholder Report
  9

$23,135,000	[3,4]	Clipper Tax-Exempt Certificates Trust (California Non-AMT)/(Series 2009-46) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.290%, 11/5/2009	23,135,000
11,440,000	[3,4]	Clipper Tax-Exempt Certificates Trust (California Non-AMT)/(Series 2009-61) Weekly VRDNs (California State)/(State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.210%, 11/5/2009	11,440,000
15,235,000	[3,4]	Coast Community College District, CA, SPEARs (Series DB-326) Weekly VRDNs (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.160%, 11/5/2009	15,235,000
20,000,000		Contra Costa, CA Transportation Authority, (Series 2009), 2.50% BANs, 10/1/2010	20,364,266
9,900,000		Corcoran Joint Powers Finance Authority, CA, (Series 2008) Weekly VRDNs (Corcoran, CA Water System)/(Union Bank, N.A. LOC), 0.250%, 11/5/2009	9,900,000
7,485,000	[3,4]	East Side Union High School District, CA, (DBE-296) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.160%, 11/5/2009	7,485,000
16,560,000	[3,4]	Golden State Tobacco Securitization Corp., CA, SPEARs (Series DBE-290) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.160%, 11/5/2009	16,560,000
48,970,000		Grant, CA Joint Union High School District, COP (2007 School Facility Bridge Funding) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 1.300%, 11/5/2009	48,970,000
22,585,000	[3,4]	Grossmont, CA Healthcare District, SPEARs (Series DBE-345) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.160%, 11/5/2009	22,585,000
11,745,000	[3,4]	Grossmont-Cuyamaca, CA Community College District, Stage Trust (Series 2008-31Z) Weekly VRDNs (Assured Guaranty Corp. INS)/(Wells Fargo & Co. LIQ), 0.180%, 11/5/2009	11,745,000
8,880,000	[3,4]	Hartnell, CA Community College District, Stage Trust (Series 2009-64Z), 0.55% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 3/18/2010	8,880,000
4,000,000		Hemet, CA Unified School District, (Series 2006) Weekly VRDNs (State Street Bank and Trust Co. LOC), 0.200%, 11/5/2009	4,000,000
5,410,000		Hollister, CA Redevelopment Agency, (Series 2004) Weekly VRDNs (San Benito County Community Services Development Corp.)/(CALSTRS (California State Teachers' Retirement System) LOC), 0.210%, 11/5/2009	5,410,000
10,000,000		Los Angeles County, CA Schools Financing Program, 2008-09 Pooled TRANs Participation Certificates (Series B), 1.75% TRANs, 3/31/2010	10,037,582
11,250,000	[3,4]	Los Angeles, CA Community College District, Floater Certificates (Series 2008-2986) Weekly VRDNs (Morgan Stanley LIQ), 0.210%, 11/5/2009	11,250,000
  Annual Shareholder Report
  10

$4,785,000	[3,4]	Los Angeles, CA Community College District, PUTTERs (Series 2864Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.260%, 11/5/2009	4,785,000
14,000,000	[3,4]	Los Angeles, CA Community College District, ROCs (Series 11728) Weekly VRDNs (Citibank NA, New York LIQ), 0.200%, 11/5/2009	14,000,000
8,430,000	[3,4]	Los Angeles, CA Department of Water & Power (Electric/Power System), Solar Eclipses (Series 2006-0037) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.200%, 11/5/2009	8,430,000
14,000,000	[3,4]	Los Angeles, CA Department of Water & Power (Water Works/System), ROCs (Series 11625) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.200%, 11/5/2009	14,000,000
11,815,000	[3,4]	Los Angeles, CA Unified School District, (PT-4428), 0.65% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 12/10/2009	11,815,000
25,000,000		Los Angeles, CA Wastewater System, 0.45% CP, Mandatory Tender 12/8/2009	25,000,000
6,065,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-E) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.210%, 11/5/2009	6,065,000
2,000,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-H) Weekly VRDNs (Bank of America N.A. LOC), 0.230%, 11/5/2009	2,000,000
7,930,000	[3,4]	Manteca, CA Unified School District, SPEARs (DB-330) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.160%, 11/5/2009	7,930,000
4,950,000	[3,4]	Metropolitan Water District of Southern California, ROCs (Series 11301) Weekly VRDNs (Citibank NA, New York LIQ), 0.200%, 11/5/2009	4,950,000
10,000,000		Metropolitan Water District of Southern California, Water Revenue Refunding Bonds (2009 Series A-1), 0.31% TOBs 6/1/2010	10,000,000
8,000,000		Metropolitan Water District of Southern California, Water Revenue Refunding Bonds (2009 Series A-2), 0.31% TOBs 6/1/2010	8,000,000
9,480,000		Montebello, CA Public Financing Authority, (Series 2004A: Montebello Hotel) Weekly VRDNs (Montebello, CA)/(Union Bank, N.A. LOC), 0.430%, 11/4/2009	9,480,000
16,395,000		Morgan Hill Redevelopment Agency, CA, (Series 2008A) Weekly VRDNs (Ojo De Agua Redevelopment Project Area)/(Bank of Nova Scotia, Toronto LOC), 0.180%, 11/5/2009	16,395,000
12,500,000		Napa Valley, CA Unified School District, 2.00% TRANs, 6/30/2010	12,625,833
17,800,000	[3,4]	Nuveen Insured California Tax-Free Advantage Municipal Fund, (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.22%, 11/5/2009	17,800,000
3,750,000		Oceanside, CA MFH, (Series 2009) Weekly VRDNs (Shadow Way Apartments LP)/(FHLMC LOC), 0.200%, 11/5/2009	3,750,000
  Annual Shareholder Report
  11

$10,515,000	[3,4]	Orange County, CA Sanitation District, Floater Certificates (Series 3020) Weekly VRDNs (Morgan Stanley LIQ), 0.210%, 11/5/2009	10,515,000
10,125,000	[3,4]	Orange County, CA Sanitation District, ROCs (Series 11738) Weekly VRDNs (Citibank NA, New York LIQ), 0.200%, 11/5/2009	10,125,000
19,845,000	[3,4]	Orange County, CA Sanitation District, Wells Fargo Stage Trust (Series 2009-17C), 0.65% TOBs (Wells Fargo & Co. LIQ), Optional Tender 2/18/2010	19,845,000
6,380,000		Oxnard, CA Financing Authority, (Series 2003B) Weekly VRDNs (Oxnard, CA)/(Union Bank, N.A. LOC), 0.250%, 11/5/2009	6,380,000
5,945,000		Paramount, CA Unified School District, COP (Series 2001) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 0.400%, 11/5/2009	5,945,000
12,075,000		Paramount, CA Unified School District, COP (Series 2001) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 0.400%, 11/5/2009	12,075,000
8,150,000	[3,4]	Peralta, CA Community College District, Stage Trust (Series 2009-63C), 0.55% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 3/18/2010	8,150,000
21,260,000	[3,4]	Pomona, CA Public Financing Authority, Solar Eclipse (Series 2007-0061), 0.65% TOBs (Pomona, CA Water System)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 1/14/2010	21,260,000
21,755,000	[3,4]	Rancho Santiago, CA Community College District, SPEARs (DB-363) Weekly VRDNs (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.160%, 11/5/2009	21,755,000
520,000	[3,4]	Regents of University of California, PUTTERs (Series 2475) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.200%, 11/5/2009	520,000
4,000,000		Richmond, CA Wastewater System, (Series 2008A) Weekly VRDNs (Union Bank, N.A. LOC), 0.240%, 11/5/2009	4,000,000
8,000,000		Riverside County, CA Asset Leasing Corp., (Series 2008A: Southwest Justice Center) Weekly VRDNs (Riverside County, CA)/(Union Bank, N.A. LOC), 0.180%, 11/4/2009	8,000,000
5,000,000		Riverside County, CA Transportation Commission, (2009 Series A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.230%, 11/5/2009	5,000,000
10,000,000		Riverside County, CA Transportation Commission, (2009 Series C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.210%, 11/5/2009	10,000,000
59,188,000		Riverside County, CA, Teeter Obligation (Series B), 0.35% CP (Bank of Nova Scotia, Toronto LOC), Mandatory Tender 12/9/2009	59,188,000
8,855,000	[3,4]	Riverside, CA Unified School District, Floater Certificates (Series 3017) Weekly VRDNs (Assured Guaranty Corp. INS)/(Morgan Stanley LIQ), 0.220%, 11/5/2009	8,855,000
6,000,000		Sacramento, CA Suburban Water District, (Series 2009A) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.220%, 11/4/2009	6,000,000
7,285,000	[3,4]	San Bernardino, CA Community College District, SPEARs (DB-303) Weekly VRDNs (FSA INS)/(Deutsche Bank AG LIQ), 0.210%, 11/5/2009	7,285,000
  Annual Shareholder Report
  12

$11,000,000		San Diego County, CA Water Authority, (Series 3), 0.35% CP, Mandatory Tender 11/4/2009	11,000,000
20,000,000		San Diego County, CA Water Authority, (Series 3), 0.40% CP, Mandatory Tender 11/19/2009	20,000,000
28,500,000		San Diego County, CA Water Authority, (Series 3), 0.40% CP, Mandatory Tender 11/24/2009	28,500,000
38,965,000		San Diego County, CA Water Authority, (Series 3), 0.47% CP, Mandatory Tender 12/3/2009	38,965,000
22,750,000		San Diego County, CA Water Authority, (Series 3), 0.70% CP, Mandatory Tender 11/10/2009	22,750,000
5,360,000	[3,4]	San Diego County, CA Water Authority, Austin (Series 2008-3001X) Weekly VRDNs (Bank of America N.A. LIQ), 0.360%, 11/5/2009	5,360,000
6,850,000	[3,4]	San Diego County, CA Water Authority, PUTTERs (Series 2903Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.210%, 11/5/2009	6,850,000
9,760,000		San Diego County, CA, (Series 2004B) Weekly VRDNs (Bishop's School)/(Bank of New York LOC), 0.230%, 11/5/2009	9,760,000
35,415,000	[3,4]	San Diego, CA Housing Authority, PT-501 Weekly VRDNs (Mirada at La Jolla Colony Apartments)/(GTD by FHLMC)/(FHLMC LIQ), 0.320%, 11/5/2009	35,415,000
17,500,000		San Francisco, CA City & County Airport Commission, (Series 2009B), 0.75% TOBs, Mandatory Tender 9/15/2010	17,500,000
20,000,000		San Francisco, CA Public Utilities Commission (Wastewater Enterprise), 0.35% CP (BNP Paribas SA LOC), Mandatory Tender 11/2/2009	20,000,000
5,000,000		San Francisco, CA Public Utilities Commission (Wastewater Enterprise), 0.40% CP (BNP Paribas SA LOC), Mandatory Tender 1/20/2010	5,000,000
11,500,000		San Francisco, CA Public Utilities Commission (Wastewater Enterprise), 0.40% CP (BNP Paribas SA LOC), Mandatory Tender 2/16/2010	11,500,000
18,150,000		San Francisco, CA Redevelopment Agency Community Facilities District No. 7 (Hunters Point Shipyard Phase One), (Series 2005A) Weekly VRDNs (KBC Bank N.V. LOC), 0.350%, 11/5/2009	18,150,000
21,925,000	[3,4]	San Jose, CA Unified School District, SPEARs (DB-324) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.160%, 11/5/2009	21,925,000
17,000,000		San Mateo-Foster City, CA School District, (Series 2009), 1.75% BANs, 3/1/2010	17,059,345
12,000,000		Santa Barbara County, CA Schools Financing Authority, 2.00% TRANs, 6/30/2010	12,114,250
25,950,000	[3,4]	Santa Clara County, CA, Wells Fargo Stage Trust (Series 2009-19C), 0.65% TOBs (Wells Fargo & Co. LIQ), Optional Tender 2/18/2010	25,950,000
  Annual Shareholder Report
  13

$12,300,000		Santa Clara County-El Comino Hospital District Hospital Facilities Authority, CA, (1985 Series B: Valley Medical Center) Weekly VRDNs (Santa Clara County, CA)/(State Street Bank and Trust Co. LOC), 0.210%, 11/3/2009	12,300,000
3,600,000		School Project For Utility Rate Reduction, CA, 2.00% RANs, 8/18/2010	3,622,649
5,860,000	[3,4]	Sequoia, CA Union High School District, PUTTERs (Series 2905Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.260%, 11/5/2009	5,860,000
2,000,000		South Placer, CA Wastewater Authority, (Series 2008B) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and State Street Bank and Trust Co. LOCs), 0.220%, 11/5/2009	2,000,000
3,100,000		Torrance, CA, (Series 1992: Hospital Revenue Bonds) Weekly VRDNs (Torrance Memorial Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 11/5/2009	3,100,000
9,210,000	[3,4]	Trustees of the California State University, PUTTERs (Series 2646Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.260%, 11/5/2009	9,210,000
40,135,000		Turlock Irrigation District, CA, (Series 2009), 1.50% BANs, 6/8/2010	40,362,198
4,560,000		Vallejo, CA Water Enterprise, (Series 2001A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.500%, 11/4/2009	4,560,000
42,000,000		Ventura County, CA, 2.50% TRANs, 7/1/2010	42,584,696
5,300,000	[3,4]	Victor Valley, CA Community College District, (Stage Trust 2009-34C) Weekly VRDNs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.180%, 11/5/2009	5,300,000
6,140,000	[3,4]	Victor Valley, CA Community College District, (Stage Trust 2009-35Z) Weekly VRDNs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.180%, 11/5/2009	6,140,000
25,000,000		Walnut Energy Center Authority, CA, (Series A), 1.50% TOBs, Mandatory Tender 6/8/2010	25,126,511
4,925,000		West Hills Community College District Financing Corporation, CA, (Series 2008) Weekly VRDNs (West Hills Community College District, CA)/(Union Bank, N.A. LOC), 0.250%, 11/4/2009	4,925,000
5,000,000	[3,4]	William S. Hart, CA Union High School District, ROCs (Series 648WFZ) Weekly VRDNs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.210%, 11/5/2009	5,000,000
17,520,000	[3,4]	Yosemite, CA Community College District, ROCs (Series 12065) Weekly VRDNs (FSA INS)/(Citigroup Financial Products, Inc. LIQ), 0.270%, 11/5/2009	17,520,000
		TOTAL	1,961,689,355
  Annual Shareholder Report
  14

		Puerto Rico – 1.1%
$10,800,000		Puerto Rico Highway and Transportation Authority, (Series 1998 A) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.320%, 11/4/2009	10,800,000
11,165,000	[3,4]	Puerto Rico Highway and Transportation Authority, DCL (Series 2008-008) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.510%, 11/5/2009	11,165,000
		TOTAL	21,965,000
		TOTAL MUNICIPAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[5]	1,983,654,355
		OTHER ASSETS AND LIABILITIES - NET — 0.1%[6]	2,440,005
		TOTAL NET ASSETS — 100%	$1,986,094,360
    On October 31, 2009, the Fund held no securities that are subject to the federal minimum tax (AMT) (unaudited).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At October 31, 2009, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2009, these restricted securities amounted to $628,615,000, which represented 31.7% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2009, these liquid restricted securities amounted to $628,615,000, which represented 31.7% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
    Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.
  Annual Shareholder Report
  15

    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Short-Term Municipals	$ —	$1,983,654,355	$ —	$1,983,654,355
    The following acronyms are used throughout this portfolio:
AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
COP	— Certificates of Participation
CP	— Commercial Paper
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FSA	— Financial Security Assurance
GO	— General Obligation
GTD	— Guaranteed
INS	— Insured
LIQ(s)	— Liquidity Agreement(s)
LOC(s)	— Letter(s) of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
PCFA	— Pollution Control Finance Authority
PUTTERs	— Puttable Tax-Exempt Receipts
RANs	— Revenue Anticipation Notes
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  16

  Statement of Assets and Liabilities

  October 31, 2009

Assets:
Total investments in securities, at amortized cost and value		$1,983,654,355
Cash		65,308
Income receivable		2,685,836
Receivable for shares sold		78,287
TOTAL ASSETS		1,986,483,786
Liabilities:
Payable for shares redeemed	$172,359
Income distribution payable	38,944
Payable for administrative personnel and services fee	21,652
Payable for transfer and dividend disbursing agent fees and expenses	55,423
Payable for Directors'/Trustees' fees	6,240
Payable for portfolio accounting fees	52,395
Payable for distribution services fee (Note 5)	29,780
Payable for shareholder services fee (Note 5)	1,523
Accrued expenses	11,110
TOTAL LIABILITIES		389,426
Net assets for 1,985,478,284 shares outstanding		$1,986,094,360
Net Assets Consist of:
Paid-in capital		$1,985,478,249
Accumulated net realized gain on investments		616,567
Distributions in excess of net investment income		(456)
TOTAL NET ASSETS		$1,986,094,360
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$428,950,892 ÷ 428,754,794 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$912,333,128 ÷ 912,053,854 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$177,400,712 ÷ 177,366,309 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Capital Shares:
$391,843,042 ÷ 391,767,423 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$75,566,586 ÷ 75,535,904 shares outstanding, no par value, unlimited shares authorized		$1.00
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  17

  Statement of Operations

  Year Ended October 31, 2009

Investment Income:
Interest		$19,633,411
Expenses:
Investment adviser fee (Note 5)	$8,784,748
Administrative personnel and services fee (Note 5)	1,705,382
Custodian fees	79,838
Transfer and dividend disbursing agent fees and expenses	1,065,281
Directors'/Trustees' fees	26,163
Auditing fees	20,101
Legal fees	19,406
Portfolio accounting fees	209,619
Distribution services fee — Cash Series Shares (Note 5)	656,074
Distribution services fee — Cash II Shares (Note 5)	545,308
Shareholder services fee — Institutional Service Shares (Note 5)	1,286,089
Shareholder services fee — Institutional Capital Shares (Note 5)	252,739
Shareholder services fee — Cash Series Shares (Note 5)	272,985
Shareholder services fee — Cash II Shares (Note 5)	681,634
Account administration fee — Institutional Service Shares	186,000
Account administration fee — Cash Series Shares	379
Share registration costs	103,470
Printing and postage	73,467
Insurance premiums	11,245
Temporary guarantee program insurance (Note 2)	989,525
Miscellaneous	10,683
TOTAL EXPENSES	16,980,136
  Annual Shareholder Report
  18

  Statement of Operations — continued
Waivers, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 5)	$(6,337,375)
Waiver of administrative personnel and services fee (Note 5)	(34,083)
Waiver of distribution services fee — Cash Series Shares (Note 5)	(197,674)
Waiver of distribution services fee — Cash II Shares (Note 5)	(140,235)
Waiver of shareholder services fee — Institutional Service Shares (Note 5)	(72,862)
Waiver of shareholder services fee — Cash Series Shares (Note 5)	(156,043)
Waiver of shareholder services fee — Cash II Shares (Note 5)	(144,302)
Reimbursement of shareholder services fee — Institutional Service Shares (Note 5)	(18,075)
Reimbursement of shareholder services fee — Institutional Capital Shares (Note 5)	(29,512)
Reimbursement of shareholder services fee — Cash II Shares (Note 5)	(1,181)
Reimbursement of shareholder services fee — Cash Series Shares (Note 5)	(1,650)
Reduction of custodian fees (Note 6)	(14,473)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		$(7,147,465)
Net expenses			$9,832,671
Net investment income			9,800,740
Net realized gain on investments			624,162
Change in net assets resulting from operations			$10,424,902
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  19

  Statement of Changes in Net Assets

Year Ended October 31	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,800,740	$62,862,701
Net realized gain on investments	624,162	455,865
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,424,902	63,318,566
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(2,186,334)	(22,456,565)
Institutional Shares	(4,475,673)	(20,924,803)
Cash II Shares	(663,538)	(5,390,193)
Institutional Capital Shares	(2,366,959)	(11,952,725)
Cash Series Shares	(82,940)	(2,156,774)
Distributions from net realized gain on investments
Institutional Service Shares	(125,614)	(416,958)
Institutional Shares	(166,904)	(325,018)
Cash II Shares	(56,921)	(103,389)
Institutional Capital Shares	(84,829)	(181,226)
Cash Series Shares	(24,266)	(52,808)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,233,978)	(63,960,459)
Share Transactions:
Proceeds from sale of shares	4,322,675,352	10,823,529,340
Net asset value of shares issued to shareholders in payment of distributions declared	7,174,163	44,141,119
Cost of shares redeemed	(5,069,192,631)	(10,680,773,695)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(739,343,116)	186,896,764
Change in net assets	(739,152,192)	186,254,871
Net Assets:
Beginning of period	2,725,246,552	2,538,991,681
End of period (including distributions in excess of net investment income of $(456) and $(25,752), respectively)	$1,986,094,360	$2,725,246,552
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  20

  Notes to Financial Statements

  October 31, 2009

  1. ORGANIZATION

  Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of California Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Institutional Service Shares, Institutional Shares, Cash II Shares, Institutional Capital Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Service Shares, Cash II Shares, Institutional Capital Shares and Cash Series Shares are presented separately. The investment objective of the Fund is to provide current income exempt from federal regular income tax and personal income taxes imposed by the state of California consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

  2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

  Investment Valuation

  Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

  Investment Income, Gains and Losses, Expenses and Distributions

  Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

  Premium and Discount Amortization

  All premiums and discounts are amortized/accreted.

  Annual Shareholder Report
  21

  Federal Taxes

  It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

  When-Issued and Delayed Delivery Transactions

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

  Restricted Securities

  Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

  Temporary Guarantee Program

  The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in temporary guarantee program insurance on the Fund's Statement of Operations.

  Other

  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  Annual Shareholder Report
  22

  3. SHARES OF BENEFICIAL INTEREST

  The following tables summarize share activity:

Year Ended October 31	2009		2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,265,338,090	$1,265,338,090	4,131,267,566	$4,131,267,566
Shares issued to shareholders in payment of distributions declared	1,429,053	1,429,053	12,275,113	12,275,113
Shares redeemed	(1,533,845,394)	(1,533,845,394)	(4,385,001,365)	(4,385,001,365)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(267,078,251)	$(267,078,251)	(241,458,686)	$(241,458,686)
Year Ended October 31	2009		2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,965,373,919	$1,965,373,919	4,061,222,967	$4,061,222,967
Shares issued to shareholders in payment of distributions declared	2,684,524	2,684,524	12,875,576	12,875,576
Shares redeemed	(1,944,783,322)	(1,944,783,322)	(3,993,640,902)	(3,993,640,902)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	23,275,121	$23,275,121	80,457,641	$80,457,641
Year Ended October 31	2009		2008
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	325,468,670	$325,468,670	782,647,531	$782,647,531
Shares issued to shareholders in payment of distributions declared	714,392	714,392	5,416,869	5,416,869
Shares redeemed	(472,235,325)	(472,235,325)	(701,771,960)	(701,771,960)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(146,052,263)	$(146,052,263)	86,292,440	$86,292,440
Year Ended October 31	2009		2008
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	631,762,370	$631,762,370	1,585,726,364	$1,585,726,364
Shares issued to shareholders in payment of distributions declared	2,240,974	2,240,974	11,405,726	11,405,726
Shares redeemed	(930,381,739)	(930,381,739)	(1,335,142,502)	(1,335,142,502)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(296,378,395)	$(296,378,395)	261,989,588	$261,989,588
  Annual Shareholder Report
  23

Year Ended October 31	2009		2008
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	134,732,303	$134,732,303	262,664,912	$262,664,912
Shares issued to shareholders in payment of distributions declared	105,220	105,220	2,167,835	2,167,835
Shares redeemed	(187,946,851)	(187,946,851)	(265,216,966)	(265,216,966)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(53,109,328)	$(53,109,328)	(384,219)	$(384,219)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(739,343,116)	$(739,343,116)	186,896,764	$186,896,764

  4. FEDERAL TAX INFORMATION

  The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2009 and 2008 was as follows:

	2009	2008
Tax-exempt income	$9,775,444	$62,881,060
Ordinary income[1]	$458,534	$681,726
Long-term capital gains	$ —	$397,673

  As of October 31, 2009, the components of distributable earnings on a tax basis were as follows:

Distribution in excess of tax-exempt income	$(456)
Undistributed ordinary income[1]	$311,771
Undistributed long-term capital gains	$304,796
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

  5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  Investment Adviser Fee

  Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, the Adviser voluntarily waived $6,337,375 of its fee.

  Annual Shareholder Report
  24

  Administrative Fee

  Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $34,083 of its fee.

  Distribution Services Fee

  The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Cash II Shares	0.20%
Cash Series Shares	0.60%

  FSC may voluntarily choose to waive or reimburse any portion of its fee. FSC can modify or terminate this voluntary waiver or reimbursement at any time at its sole discretion. For the year ended October 31, 2009, FSC voluntarily waived $337,909 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2009, FSC retained $13,139 of fees paid by the Fund.

  Shareholder Services Fee

  The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares, Institutional Shares, Cash II Shares, Institutional Capital Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended October 31, 2009, FSSC voluntarily reimbursed $50,418 of shareholder services fees. For the Annual Shareholder Report
  25

  year ended October 31, 2009, FSSC did not receive any fees paid by the Fund. For the year ended October 31, 2009, the Fund's Institutional Shares did not incur a shareholder services fee. In addition, for the year ended October 31, 2009, unaffiliated third-party financial intermediaries waived $373,207 of Service Fees. This waiver can be modified or terminated at any time.

  Interfund Transactions

  During the year ended October 31, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,498,980,000 and $2,341,215,000, respectively.

  General

  Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

  6. EXPENSE Reduction

  Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended October 31, 2009, the Fund's expenses were reduced by $14,473 under these arrangements.

  7. CONCENTRATION OF RISK

  Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2009, 58.2% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 12.9% of total investments.

  8. LINE OF CREDIT

  The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the Fund did not utilize the LOC.

  9. INTERFUND LENDING

  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the program was not utilized.

  Annual Shareholder Report
  26

  10. Legal Proceedings

  Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

  11. Subsequent events

  Management has evaluated subsequent events through December 24, 2009, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

  12. FEDERAL TAX INFORMATION (UNAUDITED)

  For the year ended October 31, 2009, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

  Annual Shareholder Report
  27

  Report of Independent Registered Public Accounting Firm

  TO THE BOARD OF Trustees of Money Market Obligations Trust AND SHAREHOLDERS OF California Municipal Cash Trust:

  We have audited the accompanying statement of assets and liabilities of California Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of California Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

  Boston, Massachusetts
  December 24, 2009

  Annual Shareholder Report
  28

  Board of Trustees and Trust Officers

  The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised 39 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 149 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

  Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
  Annual Shareholder Report

  29

  INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
  Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
  Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
  Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
  Annual Shareholder Report
  30

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee and Chairman of the Board of the Federated Fund Complex.
  Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
  Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).
  Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
  Annual Shareholder Report
  31

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
  Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

  OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
  Annual Shareholder Report
  32

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004, serves as a Senior Portfolio Manager and is a Vice President of the Trust. Ms. Cunningham was named an Executive Vice President of the Fund's Adviser in 2009. She joined Federated in 1981 and was a Senior Vice President of the Fund's Adviser from 1997 to 2009. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Fund. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.
Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

  Annual Shareholder Report

  33

  Evaluation and Approval of Advisory Contract - May 2009

  California Municipal Cash Trust (the “Fund”)

  The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

  In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

  During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

  Annual Shareholder Report
  34

  The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Annual Shareholder Report
  35

  with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

  The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

  The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

  The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

  Annual Shareholder Report
  36

  Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

  The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

  The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

  It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

  The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

  Annual Shareholder Report
  37

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report
38

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Annual Shareholder Report
39

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

California Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N369

33949 (12/09)

Federated is a registered mark of Federated Investors, Inc.
2009 Federated Investors, Inc.

Connecticut Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2009

Institutional Service Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.020	0.030	0.026	0.015
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.020	0.030	0.026	0.015
Less Distributions:
Distributions from net investment income	(0.002)	(0.020)	(0.030)	(0.026)	(0.015)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.002)	(0.020)	(0.030)	(0.026)	(0.015)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.25%	2.06%	3.04%	2.67%	1.53%
Ratios to Average Net Assets:
Net expenses	0.72%[3]	0.68%[3]	0.67%	0.67%	0.67%
Net investment income	0.22%	2.00%	3.00%	2.63%	1.46%
Expense waiver/reimbursement[4]	0.25%	0.18%	0.21%	0.28%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$101,294	$139,438	$149,677	$155,937	$174,343
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.72% and 0.68% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
1

Financial Highlights - Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended October 31,				Period Ended 10/31/2005[1]
	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.000[2]	0.017	0.027	0.023	0.011
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000	0.017	0.027	0.023	0.011
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.017)	(0.027)	(0.023)	(0.011)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)	(0.017)	(0.027)	(0.023)	(0.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.09%	1.72%	2.70%	2.33%	1.06%[4]
Ratios to Average Net Assets:
Net expenses	0.90%[5]	1.01%[5]	1.00%	1.00%	1.00%[6]
Net investment income	0.05%	1.54%	2.67%	2.28%	1.51%[6]
Expense waiver/reimbursement[7]	0.68%	0.46%	0.51%	0.57%	0.59%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$50,505	$69,657	$68,368	$56,009	$73,172
1	Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.01% on the total return.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.90% and 1.00% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
2

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 to October 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Shareholder Report
3

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2009	Ending Account Value 10/31/2009	Expenses Paid During Period[1]
Actual:
Institutional Service Shares	$1,000	$1,000.50	$3.63
Cash Series Shares	$1,000	$1,000.00	$4.13
Hypothetical (assuming a 5% return before expenses):
Institutional Service Shares	$1,000	$1,021.58	$3.67
Cash Series Shares	$1,000	$1,021.07	$4.18
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Service Shares	0.72%
Cash Series Shares	0.82%
Annual Shareholder Report
4

Portfolio of Investments Summary Tables (unaudited)

At October 31, 2009, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	62.1%
Municipal Notes	31.6%
Commercial Paper	6.2%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100.0%

At October 31, 2009, the Fund's effective maturity schedule3 was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	65.7%
8-30 Days	4.1%
31-90 Days	9.7%
91-180 Days	13.8%
181 Days or more	6.6%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
5

Portfolio of Investments

October 31, 2009

Principal Amount			Value
		Short-Term Municipals – 99.9%;1,2
		Connecticut – 89.0%
$3,175,000		Beacon Falls, CT, 1.15% BANs, 7/22/2010	3,180,666
5,000,000		Bethel, CT, 0.75% BANs, 11/30/2009	5,001,097
3,200,000		Connecticut Development Authority Health Care Revenue, (Series 1993A) Weekly VRDNs (Corporation for Independent Living)/(HSBC Bank USA LOC), 0.600%, 11/4/2009	3,200,000
4,100,000		Connecticut Development Authority, (Series 1993) Weekly VRDNs (Rand-Whitney Containerboard LP)/(Bank of Montreal LOC), 0.230%, 11/4/2009	4,100,000
1,500,000		Connecticut Development Authority, (Series 1999), 1.25% CP (New England Power Co.), Mandatory Tender 11/5/2009	1,500,000
1,305,000		Connecticut Development Authority, (Series 2001) Weekly VRDNs (Loracon LLC)/(Wachovia Bank N.A. LOC), 0.540%, 11/5/2009	1,305,000
1,910,000		Connecticut HEFA, (Series L) Weekly VRDNs (Trinity College)/(JPMorgan Chase Bank, N.A. LOC), 0.190%, 11/5/2009	1,910,000
10,000,000	[3,4]	Connecticut State Health & Educational Facilities, EAGLES (Series 72005-3031) Weekly VRDNs (Yale University)/(Citibank NA, New York LIQ), 0.210%, 11/5/2009	10,000,000
3,735,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Central Connecticut Coast YMCA)/(RBS Citizens Bank N.A. LOC), 0.880%, 11/5/2009	3,735,000
1,000,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Forman School Issue)/(RBS Citizens Bank N.A. LOC), 3.750%, 11/4/2009	1,000,000
2,800,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Hamden Hall Country Day School)/(RBS Citizens Bank N.A. LOC), 1.000%, 11/5/2009	2,800,000
455,000		Connecticut State HEFA, (Series A) Weekly VRDNs (The Whitby School)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 11/5/2009	455,000
2,585,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Washington Montessori School)/(Wachovia Bank N.A. LOC), 0.390%, 11/5/2009	2,585,000
4,720,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Williams School)/(RBS Citizens Bank N.A. LOC), 0.880%, 11/5/2009	4,720,000
960,000		Connecticut State HEFA, (Series B) Weekly VRDNs (Hoffman SummerWood Community)/(TD Banknorth N.A. LOC), 0.170%, 11/4/2009	960,000
180,000		Connecticut State HEFA, (Series D) Weekly VRDNs (Choate Rosemary Hall)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 11/5/2009	180,000
2,500,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Taft School)/(Wachovia Bank N.A. LOC), 0.250%, 11/4/2009	2,500,000
Annual Shareholder Report
6

$3,200,000		Connecticut State HEFA, (Series F) Weekly VRDNs (Saint Francis Hospital and Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 11/5/2009	3,200,000
7,120,000		Connecticut State HEFA, (Series M) Weekly VRDNs (St. Raphael Hospital)/(KBC Bank N.V. LOC), 0.290%, 11/4/2009	7,120,000
1,800,000		Connecticut State HEFA, Health Care Capital Asset Program (Series B-1) Weekly VRDNs (MidState Medical Center)/(Bank of America N.A. LOC), 0.240%, 11/4/2009	1,800,000
8,000,000		Connecticut State Transportation Infrastructure Authority Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 0.320%, 11/4/2009	8,000,000
1,995,000	[3,4]	Connecticut State, PUTTERs (Series 320), 0.50% TOBs (J.P. Morgan Chase & Co. LIQ), Optional Tender 4/8/2010	1,995,000
3,925,000		Easton, CT, 3.25% BANs, 11/6/2009	3,925,526
11,700,000		Hartford, CT Redevelopment Authority Weekly VRDNs (Underwood Towers)/(FSA INS)/(Societe Generale, Paris LIQ), 0.400%, 11/5/2009	11,700,000
2,255,000		Marlborough, CT, 2.50% BANs, 12/9/2009	2,257,899
6,000,000		New Britain, CT, 3.00% BANs, 3/30/2010	6,041,213
5,000,000		New Haven, CT, (Series 2002A), 0.40% CP (GTD by Landesbank Hessen-Thueringen LOC), Mandatory Tender 12/7/2009	5,000,000
2,865,000		New Haven, CT, (Series 2002A), 0.45% CP (GTD by Landesbank Hessen-Thueringen LOC), Mandatory Tender 12/1/2009	2,865,000
4,000,000		Regional School District No. 4, CT, 1.50% BANs, 2/2/2010	4,006,022
1,670,000		Regional School District No. 9, CT, 1.25% BANs, 7/21/2010	1,677,174
1,850,000		Scotland, CT, 1.50% BANs, 5/18/2010	1,851,479
6,395,000		Shelton, CT Housing Authority, (Series 1998) Weekly VRDNs (Crosby Commons)/(Wachovia Bank N.A. LOC), 0.440%, 11/5/2009	6,395,000
1,815,000		Stafford, CT, 1.50% BANs, 8/9/2010	1,820,661
1,660,000		Sterling, CT, 1.75% BANs, 1/28/2010	1,662,970
4,825,000		Thomaston, CT, 1.50% BANs, 2/5/2010	4,834,382
1,350,000		Tolland, CT, 1.35% BANs, 11/10/2009	1,350,197
3,000,000		Warren, CT, 2.25% BANs, 12/17/2009	3,000,925
4,000,000		Watertown, CT, 1.25% BANs, 2/3/2010	4,007,118
1,430,500		Woodbury, CT, 1.50% BANs, 8/17/2010	1,436,099
		TOTAL	135,078,428
Annual Shareholder Report
7

	Puerto Rico – 10.9%
$16,600,000	Puerto Rico Highway and Transportation Authority, (Series 1998 A) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.320%, 11/4/2009	16,600,000
	TOTAL MUNICIPAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[5]	151,678,428
	OTHER ASSETS AND LIABILITIES - NET — 0.1%[6]	120,952
	TOTAL NET ASSETS — 100%	$151,799,380
  Securities that are subject to the federal alternative minimum tax (AMT) represent 3.6% of the portfolio as calculated based upon total market value (percentage is unaudited).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At October 31, 2009, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)
First Tier	Second Tier
99.0%	1.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2009, these restricted securities amounted to $11,995,000, which represented 7.9% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2009, these liquid restricted securities amounted to $11,995,000, which represented 7.9% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.
Annual Shareholder Report
8

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Short-Term Municipals	$ —	$151,678,428	$ —	$151,678,428
  The following acronyms are used throughout this portfolio:
BANs	— Bond Anticipation Notes
CP	— Commercial Paper
FSA	— Financial Security Assurance
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
PUTTERs	— Puttable Tax-Exempt Receipts
TOBs	— Tender Option Bonds
VRDNs	— Variable Rate Demand Notes
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Statement of Assets and Liabilities

October 31, 2009

Assets:
Total investments in securities, at amortized cost and value		$151,678,428
Income receivable		518,688
TOTAL ASSETS		152,197,116
Liabilities:
Bank overdraft	$323,785
Payable for transfer and dividend disbursing agent fees and expenses	19,614
Payable for Directors'/Trustees' fees	716
Payable for portfolio accounting fees	14,797
Payable for distribution services fee (Note 5)	5,221
Payable for shareholder services fee (Note 5)	20,688
Accrued expenses	12,915
TOTAL LIABILITIES		397,736
Net assets for 151,720,560 shares outstanding		$151,799,380
Net Assets Consist of:
Paid-in capital		$151,720,471
Accumulated net realized gain on investments		78,909
TOTAL NET ASSETS		$151,799,380
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$101,294,036 ÷ 101,250,926 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$50,505,344 ÷ 50,469,634 shares outstanding, no par value, unlimited shares authorized		$1.00
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Statement of Operations

Year Ended October 31, 2009

Investment Income:
Interest		$1,759,967
Expenses:
Investment adviser fee (Note 5)	$746,787
Administrative personnel and services fee (Note 5)	190,000
Custodian fees	7,581
Transfer and dividend disbursing agent fees and expenses	120,162
Directors'/Trustees' fees	2,798
Auditing fees	18,500
Legal fees	6,311
Portfolio accounting fees	62,605
Distribution services fee — Cash Series Shares (Note 5)	381,232
Shareholder services fee — Institutional Service Shares (Note 5)	284,299
Shareholder services fee — Cash Series Shares (Note 5)	158,847
Account administration fee — Institutional Service Shares	16,634
Share registration costs	81,698
Printing and postage	41,944
Insurance premiums	4,953
Miscellaneous	86,909
TOTAL EXPENSES	2,211,260
Annual Shareholder Report
11

Statement of Operations — continued
Waivers, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 5)	$(247,108)
Waiver of administrative personnel and services fee (Note 5)	(33,133)
Waiver of distribution services fee — Cash Series Shares (Note 5)	(249,227)
Waiver of shareholder services fee — Institutional Service Shares (Note 5)	(2,263)
Waiver of shareholder services fee — Cash Series Shares (Note 5)	(91,155)
Reimbursement of shareholder services fee — Institutional Service Shares (Note 5)	(130,319)
Reimbursement of shareholder services fee — Cash Series Shares (Note 5)	(1,271)
Reduction of custodian fees (Note 6)	(1,159)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		$(755,635)
Net expenses			$1,455,625
Net investment income			304,342
Net realized gain on investments			79,159
Change in net assets resulting from operations			$383,501
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Statement of Changes in Net Assets

Year Ended October 31	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$304,342	$4,772,022
Net realized gain on investments	79,159	93,276
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	383,501	4,865,298
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(272,343)	(3,244,749)
Cash Series Shares	(31,873)	(1,527,310)
Distributions from net realized gain on investments
Institutional Service Shares	(59,964)	(25,492)
Cash Series Shares	(31,028)	(10,852)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(395,208)	(4,808,403)
Share Transactions:
Proceeds from sale of shares	321,713,485	676,050,448
Net asset value of shares issued to shareholders in payment of distributions declared	268,426	3,343,424
Cost of shares redeemed	(379,266,268)	(688,399,809)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(57,284,357)	(9,005,937)
Change in net assets	(57,296,064)	(8,949,042)
Net Assets:
Beginning of period	209,095,444	218,044,486
End of period (including undistributed (distributions in excess of) net investment income of $0 and $(126), respectively)	$151,799,380	$209,095,444
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Notes to Financial Statements

October 31, 2009

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Connecticut Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Connecticut dividend and interest income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Annual Shareholder Report
14

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Annual Shareholder Report
15

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended October 31	2009		2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	189,813,325	$189,813,325	355,836,463	$355,836,463
Shares issued to shareholders in payment of distributions declared	206,422	206,422	1,848,808	1,848,808
Shares redeemed	(228,156,825)	(228,156,825)	(367,955,632)	(367,955,632)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(38,137,078)	$(38,137,078)	(10,270,361)	$(10,270,361)
Year Ended October 31	2009		2008
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	131,900,160	$131,900,160	320,213,985	$320,213,985
Shares issued to shareholders in payment of distributions declared	62,004	62,004	1,494,616	1,494,616
Shares redeemed	(151,109,443)	(151,109,443)	(320,444,177)	(320,444,177)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(19,147,279)	$(19,147,279)	1,264,424	$1,264,424
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(57,284,357)	$(57,284,357)	(9,005,937)	$(9,005,937)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2009 and 2008, was as follows:

	2009	2008
Tax-exempt income	$304,216	$4,772,059
Ordinary income[1]	$38,930	$21,807
Long-term capital gains	$52,062	$14,537

As of October 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income[1]	$78,909
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, the Adviser voluntarily waived $247,108 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, the net fee paid to FAS was 0.084% of average daily net assets of the Fund. FAS waived $33,133 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.60% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, FSC voluntarily waived $249,227 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2009, FSC retained $1,332 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended Annual Shareholder Report
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October 31, 2009, FSSC voluntarily reimbursed $131,590 of shareholder services fees. For the year ended October 31, 2009, FSSC did not receive any fees paid by the Fund. In addition, for the year ended October 31, 2009, unaffiliated third-party financial intermediaries waived $93,418 of Service Fees. This waiver can be modified or terminated at any time.

Interfund Transactions

During the year ended October 31, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $154,355,000 and $219,640,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. EXPENSE Reduction

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended October 31, 2009, the Fund's expenses were reduced by $1,159 under these arrangements.

7. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2009, 60.7% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 13.0% of total investments.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from other participating affiliated funds. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the program was not utilized.

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10. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

11. Subsequent events

Management has evaluated subsequent events through December 24, 2009, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

12. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2009, the amount of long-term capital gains designated by the Fund was $52,062.

For the year ended October 31, 2009, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF Trustees of Money Market Obligations Trust AND SHAREHOLDERS OF Connecticut Municipal Cash Trust:

We have audited the accompanying statement of assets and liabilities of Connecticut Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Connecticut Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 24, 2009

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Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised 39 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 149 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee and Chairman of the Board of the Federated Fund Complex.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004, serves as a Senior Portfolio Manager and is a Vice President of the Trust. Ms. Cunningham was named an Executive Vice President of the Fund's Adviser in 2009. She joined Federated in 1981 and was a Senior Vice President of the Fund's Adviser from 1997 to 2009. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Fund. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.
Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

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Evaluation and Approval of Advisory Contract - May 2009

Connecticut Municipal Cash Trust (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Annual Shareholder Report
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with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Annual Shareholder Report
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reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Annual Shareholder Report
29

circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report
30

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Annual Shareholder Report
31

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Connecticut Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 608919601
Cusip 60934N559

29367 (12/09)

Federated is a registered mark of Federated Investors, Inc.
2009 Federated Investors, Inc.

Federated Tax-Free Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2009

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007	0.023	0.032	0.029	0.018
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.007	0.023	0.032	0.029	0.018
Less Distributions:
Distributions from net investment income	(0.007)	(0.023)	(0.032)	(0.029)	(0.018)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.007)	(0.023)	(0.032)	(0.029)	(0.018)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.69%	2.38%	3.30%	2.96%	1.83%
Ratios to Average Net Assets:
Net expenses	0.52%	0.47%[3]	0.47%	0.47%	0.45%
Net investment income	0.64%	2.34%	3.24%	2.94%	1.80%
Expense waiver/reimbursement[4]	0.10%	0.10%	0.10%[5]	0.21%[5]	0.35%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$191,231	$165,928	$199,736	$203,869	$161,050
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2008 was 0.47% after taking into account this expense reduction.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Additional information relating to contractual expense waivers, which has no effect on net expenses, net investment income and net assets previously reported, has been provided to conform to the current year presentation.
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 to October 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Shareholder Report
2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2009	Ending Account Value 10/31/2009	Expenses Paid During Period[1]
Actual	$1,000	$1,002.10	$2.62
Hypothetical (assuming a 5% return before expenses):	$1,000	$1,022.58	$2.65
1	Expenses are equal to the Fund's annualized net expense ratio of 0.52%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
Annual Shareholder Report
3

Portfolio of Investments Summary Tables (unaudited)

At October 31, 2009, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	85.4%
Municipal Notes	15.0%
Commercial Paper	1.5%
Other Assets and Liabilities — Net[2]	(1.9)%
TOTAL	100.0%

At October 31, 2009, the Fund's effective maturity schedule3 was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	85.4%
8-30 Days	0.8%
31-90 Days	2.7%
91-180 Days	1.8%
181 Days or more	11.2%
Other Assets and Liabilities — Net[2]	(1.9)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
4

Portfolio of Investments

October 31, 2009

Principal Amount			Value
		Short-Term Municipals – 101.9%;1,2
		Alabama – 4.4%
$2,200,000		Birmingham, AL Medical Clinic Board, (Series 2007-A), Weekly VRDNs (University of Alabama Health Services Foundation, P.C.)/(Bank of America N.A. LOC), 0.260%, 11/6/2009	2,200,000
1,850,000		Chelsea Park, AL Cooperative District, (Series 2005), Weekly VRDNs (Compass Bank, Birmingham LOC), 1.250%, 11/5/2009	1,850,000
2,960,000		Gulf Shores, AL Medical Clinic Board, (Series 2007), Weekly VRDNs (Colonial Pinnacle MOB, LLC)/(Regions Bank, Alabama LOC), 1.200%, 11/5/2009	2,960,000
1,500,000		Mobile, AL IDB, PCR (Series 1993B), Weekly VRDNs (Alabama Power Co.), 0.250%, 11/5/2009	1,500,000
		TOTAL	8,510,000
		Florida – 4.1%
1,725,000		Broward County, FL HFA, (Series 1997), Weekly VRDNs (Jacaranda Village Apartments)/(HSBC Bank USA LOC), 0.240%, 11/4/2009	1,725,000
4,000,000		Miami-Dade County, FL, Professional Sports Franchise Facilities Tax Revenue Bonds (Series 2009E), Weekly VRDNs (Wachovia Bank N.A. LOC), 0.220%, 11/4/2009	4,000,000
2,065,000	[3,4]	South Miami, FL Health Facilities Authority, PUTTERs (Series 2473), Weekly VRDNs (Baptist Health System of South Florida)/(JPMorgan Chase Bank, N.A. LIQ), 0.200%, 11/5/2009	2,065,000
		TOTAL	7,790,000
		Georgia – 2.6%
2,700,000		Gwinnett County, GA Hospital Authority, (Series B), Weekly VRDNs (Gwinnett Hospital System, Inc.)/(SunTrust Bank LOC), 0.500%, 11/4/2009	2,700,000
2,200,000		Savannah, GA EDA, (Series 2007), Weekly VRDNs (Savannah Country Day School)/(Branch Banking & Trust Co. LOC), 0.260%, 11/5/2009	2,200,000
		TOTAL	4,900,000
		Illinois – 0.5%
1,000,000		Illinois Health Facilities Authority, Revenue Bonds (Series 1985B), Daily VRDNs (OSF Health Care Systems)/(Bank of America N.A. LOC), 0.250%, 11/2/2009	1,000,000
		Indiana – 3.3%
6,345,000		Indiana State Finance Authority, (Series 2009B), Weekly VRDNs (Lighthouse Facilities Management, LLC)/(Harris, N.A. LOC), 0.230%, 11/5/2009	6,345,000
		Louisiana – 2.4%
4,500,000		Louisiana Public Facilities Authority, (Series 2008), Weekly VRDNs (Starmount Life Insurance Co.)/(Regions Bank, Alabama LOC), 1.200%, 11/5/2009	4,500,000
Annual Shareholder Report
5

		Maryland – 8.3%
$1,000,000		Baltimore, MD IDA, (Series 1986: Baltimore Capital Acquisition Program), Weekly VRDNs (Baltimore, MD)/(GTD by Bayerische Landesbank LOC), 0.370%, 11/4/2009	1,000,000
800,000		Maryland State Economic Development Corp., (Series 2003), Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 0.260%, 11/5/2009	800,000
920,000		Maryland State Economic Development Corp., (Series 2003: Maryland Science Center), Weekly VRDNs (Maryland Academy of Sciences)/(Bank of America N.A. LOC), 0.260%, 11/5/2009	920,000
1,100,000		Maryland State Economic Development Corp., (Series A), Weekly VRDNs (THE ASSOCIATED: Jewish Community Federation of Baltimore, Inc.)/(Bank of America N.A. LOC), 0.260%, 11/5/2009	1,100,000
1,300,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1999), Weekly VRDNs (Landon School)/(SunTrust Bank LOC), 0.500%, 11/4/2009	1,300,000
2,520,000		Maryland State Health & Higher Educational Facilities Authority, Maimonides Academy of Baltimore (Series 2005), Weekly VRDNs (Yeshivat Rambam Issue)/(PNC Bank, N.A. LOC), 0.200%, 11/6/2009	2,520,000
3,000,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, ROCs (Series 11594), Weekly VRDNs (Lifebridge Health)/(Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.360%, 11/5/2009	3,000,000
100,000		Maryland State IDFA, (Series 2005), Weekly VRDNs (Baltimore International College, Inc.)/(Branch Banking & Trust Co. LOC), 0.260%, 11/5/2009	100,000
4,600,000		Montgomery County, MD EDA, (Series 2008), Weekly VRDNs (Georgetown Preparatory School, Inc.)/(Bank of America N.A. LOC), 0.260%, 11/5/2009	4,600,000
500,000		Westminster, MD EDRB, (Series 2004C), Daily VRDNs (Carroll Lutheran Village, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.600%, 11/2/2009	500,000
		TOTAL	15,840,000
		Michigan – 18.5%
80,000	[3,4]	Detroit, MI City School District, Variable Rate Certificates (Series 2001-P), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 0.310%, 11/5/2009	80,000
9,000,000		Jackson County, MI Hospital Finance Authority, (Series 2006B), Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Bank of Nova Scotia, Toronto LIQ), 0.290%, 11/5/2009	9,000,000
5,500,000		Jackson County, MI Hospital Finance Authority, (Series 2006C), Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Comerica Bank LIQ), 0.420%, 11/5/2009	5,500,000
Annual Shareholder Report
6

$510,000	Lenawee County, MI Hospital Finance Authority, (Series 2008C), Weekly VRDNs (ProMedica Healthcare Obligated Group)/(UBS AG LOC), 0.150%, 11/4/2009	510,000
1,000,000	Michigan Higher Education Facilities Authority, (Series 2008A), Weekly VRDNs (Thomas M Cooley Law School)/(Wachovia Bank N.A. LOC), 0.170%, 11/5/2009	1,000,000
1,750,000	Michigan Higher Education Facilities Authority, (Series 2008B), Weekly VRDNs (Thomas M Cooley Law School)/(FHLB of Boston LOC), 0.170%, 11/5/2009	1,750,000
2,000,000	Michigan State Hospital Financial Authority, (Series 2003A), Daily VRDNs (Crittenton Hospital Medical Center)/(Comerica Bank LOC), 0.300%, 11/2/2009	2,000,000
3,000,000	Michigan State Housing Development Authority, (Series 2000), Weekly VRDNs (JAS Nonprofit Housing Corp. VI)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 11/5/2009	3,000,000
3,600,000	Michigan State Strategic Fund Daily VRDNs (Henry Ford Museum & Greenfield Village) /(Comerica Bank LOC), 0.280%, 11/2/2009	3,600,000
8,870,000	Oakland County, MI EDC Weekly VRDNs (Straith Hospital Special Surgery)/(FHLB of Indianapolis LOC), 0.260%, 11/5/2009	8,870,000
	TOTAL	35,310,000
	Minnesota – 11.6%
2,550,000	Minneapolis, MN, Housing Development Refunding Revenue Bonds (Series 1988), Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.250%, 11/5/2009	2,550,000
4,100,000	Minnesota State Higher Education Facility Authority, (Series Six-H), Weekly VRDNs (St. Thomas University)/(Bank of New York LOC), 0.230%, 11/5/2009	4,100,000
5,000,000	Rochester, MN Health Care Facility Authority, (Series 2002B Remarketed 4/16/08), Weekly VRDNs (Mayo Clinic)/(Bank of America N.A. LIQ), 0.200%, 11/4/2009	5,000,000
895,000	Shakopee, MN Hospital Finance Authority Weekly VRDNs (St. Francis Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.230%, 11/5/2009	895,000
4,000,000	St. Cloud, MN, (Series 2008A), Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.200%, 11/5/2009	4,000,000
3,000,000	St. Paul, MN Port Authority, (2009-9 Series BB), Weekly VRDNs (District Cooling St. Paul)/(Deutsche Bank AG LOC), 0.240%, 11/5/2009	3,000,000
1,700,000	St. Paul, MN Port Authority, (Series 2009-5 Series O), Weekly VRDNs (District Energy St. Paul)/(Deutsche Bank AG LOC), 0.240%, 11/5/2009	1,700,000
Annual Shareholder Report
7

$1,000,000		St. Paul, MN Port Authority, (Series 2009-7Q), Weekly VRDNs (District Energy St. Paul)/(Deutsche Bank AG LOC), 0.240%, 11/5/2009	1,000,000
		TOTAL	22,245,000
		Mississippi – 1.8%
3,500,000		Mississippi Business Finance Corp., (Series 2007), Weekly VRDNs (DDR Gulfport Promenade LLC)/(Regions Bank, Alabama LOC), 1.200%, 11/5/2009	3,500,000
		Multi-State – 0.8%
1,500,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State Non-AMT)/(Series 2009-75), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.310%, 11/5/2009	1,500,000
		New Jersey – 0.7%
1,250,000		Englewood Cliffs, NJ, 2.50% BANs, 5/7/2010	1,260,153
		New Mexico – 1.5%
2,889,000		Albuquerque, NM Airport, (Series A), 0.75% CP (Bank of New York LOC), Mandatory Tender 1/14/2010	2,889,000
		New York – 5.3%
1,000,000		Babylon, NY Union Free School District, 1.75% TANs, 6/25/2010	1,005,793
2,500,000		East Ramapo, NY CSD, 2.25% BANs, 7/7/2010	2,520,163
6,700,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000CD), Weekly VRDNs (FSA INS)/(Lloyds TSB Bank PLC, London LIQ), 0.220%, 11/4/2009	6,700,000
		TOTAL	10,225,956
		Ohio – 9.7%
4,670,000		Ashland County, OH, (Series 2005), Weekly VRDNs (Brethren Care, Inc.)/(FirstMerit Bank, N.A. LOC), 2.010%, 11/5/2009	4,670,000
2,995,000		Cuyahoga County, OH Health Care Facilities, (Series 1999), Weekly VRDNs (Hospice of the Western Reserve)/(Fifth Third Bank, Cincinnati LOC), 1.100%, 11/5/2009	2,995,000
5,290,000		Geauga County, OH, (Series 2001), Weekly VRDNs (Montefiore Housing Corp.)/(Key Bank, N.A. LOC), 0.970%, 11/5/2009	5,290,000
2,200,000		Perrysburg, OH, 1.50% BANs, 12/17/2009	2,201,369
1,825,000		Seneca County, OH Health Care Facilities, Revenue Refunding and Improvement Bonds (Series 2003), Weekly VRDNs (Good Shepherd Home)/(Fifth Third Bank, Cincinnati LOC), 1.100%, 11/5/2009	1,825,000
1,500,000		Vandalia Butler, OH City School District, (Series 2009-B), 1.50% BANs, 3/1/2010	1,503,686
		TOTAL	18,485,055
Annual Shareholder Report
8

		Pennsylvania – 14.1%
$1,420,000		Allegheny County, PA IDA, (Series of 2002), Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 0.880%, 11/5/2009	1,420,000
2,100,000		Bucks County, PA IDA, (Series A of 2008), Weekly VRDNs (Grand View Hospital)/(TD Banknorth N.A. LOC), 0.200%, 11/5/2009	2,100,000
950,000		Delaware County, PA Authority, (Series 2008), Weekly VRDNs (Eastern University)/(TD Banknorth N.A. LOC), 0.200%, 11/5/2009	950,000
4,500,000		Delaware Valley, PA Regional Finance Authority, (Series 2007B), Weekly VRDNs (Bayerische Landesbank LOC), 0.400%, 11/4/2009	4,500,000
1,200,000	[3,4]	Delaware Valley, PA Regional Finance Authority, BB&T Floater Certificates (Series 2028), Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.270%, 11/5/2009	1,200,000
3,390,000		Hamburg, PA Area School District VRNs, 2.041%, 11/1/2009	3,405,274
1,000,000		Lancaster County, PA Hospital Authority, (Series of 2008), Daily VRDNs (Lancaster General Hospital)/(Bank of America N.A. LOC), 0.240%, 11/2/2009	1,000,000
2,715,000		Mercersburg Borough, PA General Purpose Authority, (Series B of 2000), Weekly VRDNs (Regents of the Mercersburg College)/(SunTrust Bank LOC), 0.550%, 11/4/2009	2,715,000
1,435,000		Philadelphia, PA Authority for Industrial Development, (Series 2007A), Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 0.350%, 11/2/2009	1,435,000
2,250,000		Philadelphia, PA School District, (Series 2008 A-2), Weekly VRDNs (Bank of America N.A. LOC), 0.190%, 11/5/2009	2,250,000
4,000,000		Union County, PA Hospital Authority, (Series 2009A), Weekly VRDNs (Evangelical Community Hospital)/(Bank of America N.A. LOC), 0.200%, 11/5/2009	4,000,000
2,000,000		Wallingford Swarthmore, PA School District, (Series 2008), Weekly VRDNs (FSA INS) /(Dexia Credit Local LIQ), 0.500%, 11/5/2009	2,000,000
		TOTAL	26,975,274
		Tennessee – 1.0%
1,890,000		Rutherford County, TN, 4.00% Bonds, 4/1/2010	1,916,880
		Texas – 5.8%
1,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10014CE), Weekly VRDNs (GTD by Citigroup, Inc.)/(Citigroup Financial Products, Inc. LIQ), 0.510%, 11/5/2009	1,000,000
2,675,000		Texas State, 2.50% TRANs, 8/31/2010	2,719,623
5,750,000		Travis County, TX HFDC, (Series 2008), Weekly VRDNs (Longhorn Village)/(Bank of Scotland, Edinburgh LOC), 0.250%, 11/5/2009	5,750,000
1,600,000		Travis County, TX HFDC, (Series A), 5.875% Bonds (Ascension Health Credit Group)/(United States Treasury PRF 11/15/2009@101), 11/15/2024	1,617,887
		TOTAL	11,087,510
Annual Shareholder Report
9

	Wisconsin – 5.5%
$2,500,000	Chippewa Falls WI, USD, 1.50% TRANs, 9/30/2010	2,513,999
1,665,000	Manitowoc County, WI, 2.00% BANs, 10/1/2010	1,682,982
2,000,000	Menomonee Falls, WI School District, (Series 2009), 1.40% TRANs, 8/23/2010	2,007,940
4,300,000	Verona, WI Area School District, 1.50% TRANs, 8/24/2010	4,317,946
	TOTAL	10,522,867
	TOTAL MUNICIPAL INVESTMENTS — 101.9% (AT AMORTIZED COST)[5]	194,802,695
	OTHER ASSETS AND LIABILITIES - NET — (1.9)%[6]	(3,571,749)
	TOTAL NET ASSETS — 100%	$191,230,946
  At October 31, 2009, the Fund held no securities that were subject to the federal alternative minimum tax (AMT) (unaudited).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At October 31, 2009, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2009, these restricted securities amounted to $8,845,000, which represented 4.6% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2009, these liquid restricted securities amounted to $8,845,000, which represented 4.6% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.
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  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Short-Term Municipals	$ —	$194,802,695	$ —	$194,802,695
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  The following acronyms are used throughout this portfolio:
AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
COL	— Collateralized
CP	— Commercial Paper
CSD	— Central School District
EDA	— Economic Development Authority
EDC	— Economic Development Commission
EDRB	— Economic Development Revenue Bond
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FSA	— Financial Security Assurance
GNMA	— Government National Mortgage Association
GTD	— Guaranteed
HFA	— Housing Finance Authority
HFDC	— Health Facilities Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDFA	— Industrial Development Finance Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
PCR	— Pollution Control Revenue
PRF	— Prerefunded
PUTTERs	— Puttable Tax-Exempt Receipts
ROCs	— Reset Option Certificates
TANs	— Tax Anticipation Notes
TRANs	— Tax and Revenue Anticipation Notes
USD	— Unified School District
VRDNs	— Variable Rate Demand Notes
VRNs	— Variable Rate Notes
  See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities

October 31, 2009

Assets:
Total investments in securities, at amortized cost and value		$194,802,695
Cash		112,583
Income receivable		258,469
TOTAL ASSETS		195,173,747
Liabilities:
Payable for investments purchased	$3,690,922
Payable for shares redeemed	227,928
Income distribution payable	8,943
Payable for Directors'/Trustees' fees	303
Accrued expenses	14,705
TOTAL LIABILITIES		3,942,801
Net assets for 191,192,287 shares outstanding		$191,230,946
Net Assets Consist of:
Paid-in capital		$191,184,426
Accumulated net realized gain on investments		46,591
Distributions in excess of net investment income		(71)
TOTAL NET ASSETS		$191,230,946
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$191,230,946 ÷ 191,192,287 shares outstanding, no par value, unlimited shares authorized		$1.00
  See Notes which are an integral part of the Financial Statements
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Statement of Operations

Year Ended October 31, 2009

Investment Income:
Interest			$2,056,390
Expenses:
Investment adviser fee (Note 5)		$711,895
Administrative personnel and services fee (Note 5)		150,000
Custodian fees		7,171
Transfer and dividend disbursing agent fees and expenses		18,550
Directors'/Trustees' fees		1,821
Auditing fees		18,500
Legal fees		5,768
Portfolio accounting fees		48,244
Share registration costs		55,737
Printing and postage		16,657
Insurance premiums		4,746
Temporary guarantee program insurance (Note 2)		62,003
Miscellaneous		770
TOTAL EXPENSES		1,101,862
Waivers (Note 5):
Waiver of investment adviser fee	$(168,572)
Waiver of administrative personnel and services fee	(14,562)
TOTAL WAIVERS		(183,134)
Net expenses			918,728
Net investment income			1,137,662
Net realized gain on investments			47,615
Change in net assets resulting from operations			$1,185,277
  See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets

Year Ended October 31	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,137,662	$4,352,233
Net realized gain on investments	47,615	40,416
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,185,277	4,392,649
Distributions to Shareholders:
Distributions from net investment income	(1,140,058)	(4,349,529)
Distributions from net realized gain on investments	(41,363)	(6,517)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,181,421)	(4,356,046)
Share Transactions:
Proceeds from sale of shares	517,467,514	491,048,362
Net asset value of shares issued to shareholders in payment of distributions declared	402,225	1,840,958
Cost of shares redeemed	(492,571,104)	(526,733,120)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	25,298,635	(33,843,800)
Change in net assets	25,302,491	(33,807,197)
Net Assets:
Beginning of period	165,928,455	199,735,652
End of period (including undistributed (distributions in excess of) net investment income of $(71) and $2,325, respectively)	$191,230,946	$165,928,455
  See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements

October 31, 2009

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Federated Tax-Free Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide dividend income exempt from federal regular income taxes while seeking relative stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations, and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is recorded as temporary guarantee program insurance on the Fund's Statement of Operations.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended October 31	2009	2008
Shares sold	517,467,514	491,048,362
Shares issued to shareholders in payment of distributions declared	402,225	1,840,958
Shares redeemed	(492,571,104)	(526,733,120)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	25,298,635	(33,843,800)
Annual Shareholder Report
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4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2009 and 2008, was as follows:

	2009	2008
Tax-exempt income	$1,140,058	$4,349,529
Ordinary income[1]	$11,927	$840
Long-term capital gains	$29,436	$ 5,677

As of October 31, 2009, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of tax-exempt income	$(71)
Undistributed ordinary income[1]	$36,843
Undistributed long-term capital gains	$9,748
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses exceed 0.45% of its average daily net assets. In addition, the Adviser may also voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, the Adviser waived $168,572 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
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The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $14,562 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended October 31, 2009, the Fund did not incur a shareholder services fee.

Interfund Transactions

During the year ended October 31, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $316,400,000 and $242,590,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the program was not utilized.

8. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public Annual Shareholder Report
19

announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

9. Subsequent events

Management has evaluated subsequent events through December 24, 2009, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

10. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2009, the amount of long-term capital gains designated by the Fund was $29,436.

For the year ended October 31, 2009, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF trustees OF Money market Obligations Trust AND SHAREHOLDERS OF Federated Tax-Free Trust:

We have audited the accompanying statement of assets and liabilities of Federated Tax-Free Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust) including the portfolio of investments, as of October 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian and brokers,or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Tax-Free Trust, a portfolio of Money Market Obligations Trust, at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 24, 2009

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Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised 39 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 149 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee and Chairman of the Board of the Federated Fund Complex.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004, serves as a Senior Portfolio Manager and is a Vice President of the Trust. Ms. Cunningham was named an Executive Vice President of the Fund's Adviser in 2009. She joined Federated in 1981 and was a Senior Vice President of the Fund's Adviser from 1997 to 2009. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak has been the Fund's Portfolio Manager since August 1995. He is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.
Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

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26

Evaluation and Approval of Advisory Contract - May 2009

Federated Tax-Free Trust (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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27

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Annual Shareholder Report
28

with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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29

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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30

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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31

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Tax-Free Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N666

29452 (12/09)

Federated is a registered mark of Federated Investors, Inc.
2009 Federated Investors, Inc.

Florida Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2009

Institutional Shares
Cash II Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007	0.023	0.032	0.028	0.017
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.007	0.023	0.032	0.028	0.017
Less Distributions:
Distributions from net investment income	(0.007)	(0.023)	(0.032)	(0.028)	(0.017)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.007)	(0.023)	(0.032)	(0.028)	(0.017)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.72%	2.35%	3.23%	2.85%	1.70%
Ratios to Average Net Assets:
Net expenses	0.64%[3]	0.60%[3]	0.57%	0.61%	0.61%
Net investment income	0.64%	2.27%	3.18%	2.81%	1.61%
Expense waiver/reimbursement[4]	0.22%	0.24%	0.18%	0.14%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$309,483	$228,675	$211,828	$231,061	$189,129
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.64% and 0.60% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
1

Financial Highlights - Cash II Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.020	0.029	0.025	0.014
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.004	0.020	0.029	0.025	0.014
Less Distributions:
Distributions from net investment income	(0.004)	(0.020)	(0.029)	(0.025)	(0.014)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.004)	(0.020)	(0.029)	(0.025)	(0.014)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.48%	2.08%	2.94%	2.58%	1.44%
Ratios to Average Net Assets:
Net expenses	0.88%[3]	0.86%[3]	0.85%	0.89%	0.87%
Net investment income	0.40%	2.04%	2.89%	2.49%	1.37%
Expense waiver/reimbursement[4]	0.26%	0.25%	0.23%	0.18%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$76,949	$53,115	$66,881	$131,842	$173,201
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.88% and 0.86% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
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2

Financial Highlights - Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended October 31,				Period Ended 10/31/2005[1]
	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.019	0.027	0.024	0.011
Net realized gain (loss) on investments	0.000[2]	0.000[2]	0.000[2]	0.000[2]	(0.000)[2]
TOTAL FROM INVESTMENT OPERATIONS	0.003	0.019	0.027	0.024	0.011
Less Distributions:
Distributions from net investment income	(0.003)	(0.019)	(0.027)	(0.024)	(0.011)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	—	—	—
TOTAL DISTRIBUTIONS	(0.003)	(0.019)	(0.027)	(0.024)	(0.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.35%	1.93%	2.78%	2.42%	1.13%
Ratios to Average Net Assets:
Net expenses	1.00%[4]	1.01%[4]	1.00%	1.03%	1.00%[5]
Net investment income	0.32%	1.81%	2.74%	2.37%	1.62%[5]
Expense waiver/reimbursement[6]	0.49%	0.45%	0.43%	0.38%	0.44%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$108,241	$115,182	$93,416	$101,997	$124,304
1	Reflects operations for the period from January 18, 2005 (date of initial investment) to October 31, 2005.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.00% and 1.01% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
3

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 to October 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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4

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2009	Ending Account Value 10/31/2009	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,002.70	$3.23
Cash II Shares	$1,000	$1,001.50	$4.34
Cash Series Shares	$1,000	$1,001.00	$4.84
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,021.98	$3.26
Cash II Shares	$1,000	$1,020.87	$4.38
Cash Series Shares	$1,000	$1,020.37	$4.89
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.64%
Cash II Shares	0.86%
Cash Series Shares	0.96%

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Portfolio of Investments Summary Tables (unaudited)

At October 31, 2009, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	92.2%
Municipal Notes	8.1%
Commercial Paper	0.6%
Other Assets and Liabilities — Net[2]	(0.9)%
TOTAL	100.0%

At October 31, 2009, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	92.2%
8-30 Days	0.8%
31-90 Days	1.6%
91-180 Days	2.7%
181 Days or more	3.6%
Other Assets and Liabilities — Net[2]	(0.9)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments

October 31, 2009

Principal Amount			Value
		Short-Term Municipals – 100.9%;1,2
		Arizona – 0.7%
$3,500,000		Ak-Chin Indian Community, AZ, (Series 2008) Weekly VRDNs (Bank of America N.A. LOC), 0.260%, 11/5/2009	3,500,000
		Colorado – 1.2%
6,000,000		Centerra Metropolitian District No. 1, CO, (Series 2008) Weekly VRDNs (Compass Bank, Birmingham LOC), 0.770%, 11/4/2009	6,000,000
		Florida – 82.8%
1,000,000		Alachua County, FL, IDRBs (Series 1997) Weekly VRDNs (Florida Rock Industries, Inc.)/(Bank of America N.A. LOC), 0.400%, 11/5/2009	1,000,000
14,010,000		Bay Medical Center, FL Board of Trustees, (Series 2007A) Weekly VRDNs (Bay Medical Center)/(Regions Bank, Alabama LOC), 2.300%, 11/4/2009	14,010,000
11,230,000		Capital Trust Agency, FL, Air Cargo Revenue Bonds (Series 2004A) Weekly VRDNs (Aero Miami FX, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 11/5/2009	11,230,000
4,325,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-27) Weekly VRDNs (GNMA COL)/(FSA INS)/(State Street Bank and Trust Co. LIQ), 0.380%, 11/5/2009	4,325,000
16,030,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.380%, 11/5/2009	16,030,000
7,000,000		Coconut Creek, FL, (Series 2007) Weekly VRDNs (Junior Achievment of South Florida, Inc.)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.310%, 11/5/2009	7,000,000
9,555,000		Collier County, FL Educational Facilities Authority, (Series 2004) Weekly VRDNs (International College, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.770%, 11/6/2009	9,555,000
1,275,000		Collier County, FL HFA, (Series 2005) Weekly VRDNs (George Washington Carver Apartments)/(PNC Bank, N.A. LOC), 0.470%, 11/4/2009	1,275,000
5,400,000		Florida Development Finance Corp., (Series 2006C) Weekly VRDNs (Central Florida Box Corp.)/(Regions Bank, Alabama LOC), 3.000%, 11/5/2009	5,400,000
20,000,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 0.260%, 11/4/2009	20,000,000
5,520,000		Florida HFA, (Series 2006H) Weekly VRDNs (Brook Haven Apartments)/(SunTrust Bank LOC), 0.910%, 11/5/2009	5,520,000
19,000,000		Florida HFA, (Series 2007G-1) Weekly VRDNs (Northbridge Apartments)/(Key Bank, N.A. LOC), 0.550%, 11/4/2009	19,000,000
Annual Shareholder Report
7

$16,345,000		Florida Housing Finance Corp., Wellesley Apartments (Series 2003 O) Weekly VRDNs (TWC Sixty-Seven)/(Citibank NA, New York LOC), 0.300%, 11/4/2009	16,345,000
4,685,000		Florida Housing Finance Corp., Wexford Apartments (Series 2003 P) Weekly VRDNs (TWC Twenty-Two)/(Citibank NA, New York LOC), 0.300%, 11/4/2009	4,685,000
2,600,000		Florida State Municipal Power Agency, (Series 2008E) Daily VRDNs (SunTrust Bank LOC), 0.240%, 11/2/2009	2,600,000
14,000,000		Hernando County, FL, IDBs (Series 2008) Weekly VRDNs (Goodwill Industries-Suncoast, Inc.)/(SunTrust Bank LOC), 0.550%, 11/4/2009	14,000,000
24,700,000		Highlands County, FL Health Facilities Authority, (Series 2005H) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 0.520%, 11/5/2009	24,700,000
8,000,000		Hillsborough County, FL HFA, (Series 2006) Weekly VRDNs (Brandywine Apartments)/(Citibank NA, New York LOC), 0.350%, 11/4/2009	8,000,000
5,500,000		Hillsborough County, FL IDA Weekly VRDNs (Ringhaver Equipment Co.)/(SunTrust Bank LOC), 0.600%, 11/5/2009	5,500,000
3,900,000		Jacksonville, FL HFDC Weekly VRDNs (River Garden Project)/(Wachovia Bank N.A. LOC), 0.270%, 11/5/2009	3,900,000
2,700,000		Jacksonville, FL IDA, (Series 1996) Weekly VRDNs (Portion Pac, Inc.)/(GTD by H.J. Heinz Co.), 1.420%, 11/5/2009	2,700,000
24,500,000		Liberty County, FL Weekly VRDNs (Georgia-Pacific Corp.)/(Bank of America N.A. LOC), 0.400%, 11/5/2009	24,500,000
8,770,000	[3,4]	Miami-Dade County, FL Aviation, Clipper Tax-Exempt Certificates Trust (Series 2009-24) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.360%, 11/5/2009	8,770,000
10,735,000		Miami-Dade County, FL IDA, (Series 1998) Weekly VRDNs (Professional Modification Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.370%, 11/4/2009	10,735,000
7,500,000	[3,4]	Orange County, FL School Board, Floater Certificates (Series 2008-2988) Weekly VRDNs (Assured Guaranty Corp. INS)/(Morgan Stanley LIQ), 0.280%, 11/5/2009	7,500,000
16,000,000		Orlando & Orange County Expressway Authority, FL, (Series 2003C-1) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.250%, 11/5/2009	16,000,000
13,935,000		Orlando & Orange County Expressway Authority, FL, (Series 2003C-2) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.250%, 11/5/2009	13,935,000
4,000,000		Pinellas County, FL IDA, (Series 2008) Weekly VRDNs (Bovie Medical Corp.)/(RBC Bank (USA) LOC), 0.950%, 11/5/2009	4,000,000
19,260,000		Polk County, FL IDA, (Series 2005B) Daily VRDNs (Winter Haven Hospital, Inc.)/(SunTrust Bank LOC), 0.240%, 11/2/2009	19,260,000
Annual Shareholder Report
8

$5,000,000	[3,4]	Polk County, FL Utility System Reserve, ROCs RR II R-12306 Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.210%, 11/5/2009	5,000,000
10,495,000		Santa Rosa County, FL, Health Facilities Revenue Ronds Weekly VRDNs (Baptist Hospital, Inc. (FL))/(Bank of America N.A. LOC), 0.260%, 11/5/2009	10,495,000
8,955,000		Seminole County, FL IDA, (Series 2006) Weekly VRDNs (Hospice of the Comforter, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.770%, 11/6/2009	8,955,000
3,305,000		Seminole County, FL IDA, (Series 2008) Weekly VRDNs (3100 Camp Road LLC)/(Regions Bank, Alabama LOC), 1.250%, 11/5/2009	3,305,000
24,085,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.260%, 11/2/2009	24,085,000
12,000,000		St. Petersburg, FL HFA, (Series 2008) Weekly VRDNs (Florida Blood Services, Inc.)/(Wachovia Bank N.A. LOC), 0.270%, 11/5/2009	12,000,000
3,460,000		Tampa, FL, (Series 2000) Weekly VRDNs (Tampa Preparatory School, Inc.)/(SunTrust Bank LOC), 0.520%, 11/4/2009	3,460,000
10,000,000		Tampa, FL, (Series 2007) Weekly VRDNs (Dacco, Inc.)/(Wachovia Bank N.A. LOC), 0.270%, 11/5/2009	10,000,000
8,500,000		Tohopekaliga, FL Water Authority, (Series 2007) Weekly VRDNs (Landesbank Hessen-Thueringen LOC), 0.230%, 11/5/2009	8,500,000
10,000,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.770%, 11/6/2009	10,000,000
4,775,000		Volusia County, FL IDA, (Series 2008A) Weekly VRDNs (Management by Innovation, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.970%, 11/5/2009	4,775,000
1,500,000		Wakulla County, FL IDA Weekly VRDNs (Winco Utilities, Inc. Project)/(Bank of America N.A. LOC), 0.360%, 11/4/2009	1,500,000
5,900,000		Washington County, FL, Sales Tax Revenue Bonds (Series 2003A) Weekly VRDNs (SunTrust Bank LOC), 0.650%, 11/5/2009	5,900,000
		TOTAL	409,450,000
		Kentucky – 0.4%
2,065,000		Leitchfield, KY IDA, (Series 1999) Weekly VRDNs (Styline Industries, Inc.)/(Fifth Third Bank, Michigan LOC), 0.970%, 11/5/2009	2,065,000
		Massachusetts – 0.3%
1,400,000		Massachusetts IFA, (Series 1994) Weekly VRDNs (Nova Realty Trust)/(Bank of America N.A. LOC), 0.280%, 11/5/2009	1,400,000
		Multi-State – 2.6%
6,000,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 1), Weekly VRDPs (Deutche Bank AG LIQ), 0.33%, 11/5/2009	6,000,000
Annual Shareholder Report
9

$6,600,000	[3,4]	Nuveen Insured Premium Income Municipal Fund 2, (Series 1), Weekly VRDPs (Deutche Bank AG LIQ), 0.33%, 11/5/2009	6,600,000
		TOTAL	12,600,000
		New Jersey – 4.8%
4,000,000		East Rutherford Borough, NJ, 2.50% BANs, 11/13/2009	4,000,579
4,500,000		Howell Township, NJ, 2.75% BANs, 9/14/2010	4,530,641
5,000,000		Lyndhurst Township, NJ, 3.50% BANs, 2/18/2010	5,007,973
3,504,200		South Plainfield, NJ, 2.00% BANs, 7/1/2010	3,521,393
4,950,000		Verona Township, NJ, 2.75% BANs, 12/17/2009	4,953,044
1,540,000		West Windsor Township, NJ, 2.00% BANs, 2/19/2010	1,543,434
		TOTAL	23,557,064
		New York – 2.4%
1,315,000		Broome County, NY, 2.25% BANs, 4/16/2010	1,318,821
4,000,000		Cohoes, NY City School District, 2.00% BANs, 6/24/2010	4,013,945
5,000,000		Elmira, NY City School District, (Series 2009C), 3.00% BANs, 2/17/2010	5,007,210
1,500,000	[3,4]	Nuveen Insured New York Dividend Advantage Municipal Fund, (Series 1), Weekly VRDPs (Deutche Bank AG LIQ), 0.23%, 11/5/2009	1,500,000
		TOTAL	11,839,976
		Pennsylvania – 1.7%
3,500,000		Delaware Valley, PA Regional Finance Authority, (Series 1985C) Weekly VRDNs (Bayerische Landesbank LOC), 0.350%, 11/4/2009	3,500,000
5,000,000		Philadelphia, PA, (Series B), 2.50% TRANs, 6/30/2010	5,057,500
		TOTAL	8,557,500
		Tennessee – 2.9%
14,560,000		Johnson City, TN Health & Education Facilities Board, (Series 2007A) Weekly VRDNs (Mountain States Health Alliance)/(Regions Bank, Alabama LOC), 1.500%, 11/4/2009	14,560,000
		Texas – 0.5%
2,500,000		Gulf Coast, TX IDA, (Series 2001) Daily VRDNs (CITGO Petroleum Corp.)/(Sumitomo Mitsui Banking Corp. LOC), 0.230%, 11/2/2009	2,500,000
		West Virginia – 0.6%
3,000,000		Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds (Series 1996), 1.15% CP (Virginia Electric & Power Co.), Mandatory Tender 12/3/2009	3,000,000
		TOTAL MUNICIPAL INVESTMENTS — 100.9% (AT AMORTIZED COST)[5]	499,029,540
		OTHER ASSETS AND LIABILITIES - NET — (0.9)%[6]	(4,355,611)
		TOTAL NET ASSETS — 100%	$494,673,929
Annual Shareholder Report
10

  Securities that are subject to the federal alternative minimum tax (AMT) represent 40.9% of the portfolio as calculated based upon total market value (percentage is unaudited).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At October 31, 2009, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)
First Tier	Second Tier
97.8%	2.2%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2009, these restricted securities amounted to $55,725,000, which represented 11.3% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2009, these liquid restricted securities amounted to $55,725,000, which represented 11.3% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report
11

    The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Short-Term Municipals	$ —	$499,029,540	$ —	$499,029,540
    The following acronyms are used throughout this portfolio:
AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
COL	— Collateralized
CP	— Commercial Paper
FSA	— Financial Security Assurance
GNMA	— Government National Mortgage Association
GTD	— Guaranteed
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDBs	— Industrial Development Bonds
IDRBs	— Industrial Development Revenue Bonds
IFA	— Industrial Finance Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
ROCs	— Reset Option Certificates
TRANs	— Tax and Revenue Anticipation Notes
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  12

  Statement of Assets and Liabilities

  October 31, 2009

Assets:
Total investments in securities, at amortized cost and value		$499,029,540
Cash		87,329
Income receivable		826,746
Receivable for shares sold		21,015
TOTAL ASSETS		499,964,630
Liabilities:
Payable for investments purchased	$5,057,500
Payable for shares redeemed	21,034
Income distribution payable	10,640
Payable for Directors'/Trustees' fees	643
Payable for distribution services fee (Note 5)	40,774
Payable for shareholder services fee (Note 5)	59,711
Accrued expenses	100,399
TOTAL LIABILITIES		5,290,701
Net assets for 494,671,207 shares outstanding		$494,673,929
Net Assets Consist of:
Paid-in capital		$494,671,207
Accumulated net realized gain on investments		2,828
Distributions in excess of net investment income		(106)
TOTAL NET ASSETS		$494,673,929
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$309,483,362 ÷ 309,479,224 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$76,949,206 ÷ 76,946,377 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$108,241,361 ÷ 108,245,606 shares outstanding, no par value, unlimited shares authorized		$1.00
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  13

  Statement of Operations

  Year Ended October 31, 2009

Investment Income:
Interest		$5,904,080
Expenses:
Investment adviser fee (Note 5)	$1,826,117
Administrative personnel and services fee (Note 5)	354,392
Custodian fees	16,900
Transfer and dividend disbursing agent fees and expenses	328,442
Directors'/Trustees' fees	2,771
Auditing fees	18,500
Legal fees	4,476
Portfolio accounting fees	109,851
Distribution services fee — Cash II Shares (Note 5)	190,401
Distribution services fee — Cash Series Shares (Note 5)	687,515
Shareholder services fee — Institutional Shares (Note 5)	536,514
Shareholder services fee — Cash II Shares (Note 5)	190,401
Shareholder services fee — Cash Series Shares (Note 5)	286,401
Account administration fee — Institutional Shares	40,753
Share registration costs	83,907
Printing and postage	24,468
Insurance premiums	5,281
Miscellaneous	143,277
TOTAL EXPENSES	4,850,367
  Annual Shareholder Report
  14

  Statement of Operations — continued
Waivers, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 5)	$(864,068)
Waiver of administrative personnel and services fee (Note 5)	(6,973)
Waiver of distribution services fee — Cash II Shares (Note 5)	(38,080)
Waiver of distribution services fee — Cash Series Shares (Note 5)	(293,614)
Waiver of shareholder services fee — Cash II Shares (Note 5)	(11,105)
Waiver of shareholder services fee — Cash Series Shares (Note 5)	(42,022)
Reimbursement of shareholder services fee — Institutional Shares (Note 5)	(72,279)
Reimbursement of shareholder services fee — Cash II Shares (Note 5)	(4,796)
Reimbursement of shareholder services fee — Cash Series Shares (Note 5)	(985)
Reduction of custodian fees (Note 6)	(915)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		$(1,334,837)
Net expenses			$3,515,530
Net investment income			2,388,550
Net realized gain on investments			6,929
Change in net assets resulting from operations			$2,395,479
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  15

  Statement of Changes in Net Assets

Year Ended October 31	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,388,550	$8,775,065
Net realized gain on investments	6,929	127,466
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,395,479	8,902,531
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,704,649)	(5,373,348)
Cash II Shares	(305,475)	(1,292,004)
Cash Series Shares	(363,536)	(2,124,019)
Distributions from net realized gain on investments
Institutional Shares	(74,222)	(27,359)
Cash II Shares	(20,054)	(8,892)
Cash Series Shares	(37,008)	(13,451)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,504,944)	(8,839,073)
Share Transactions:
Proceeds from sale of shares	1,202,347,373	1,099,424,586
Net asset value of shares issued to shareholders in payment of distributions declared	1,649,293	5,775,128
Cost of shares redeemed	(1,106,184,885)	(1,080,416,980)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	97,811,781	24,782,734
Change in net assets	97,702,316	24,846,192
Net Assets:
Beginning of period	396,971,613	372,125,421
End of period (including distributions in excess of net investment income of $(106) and $(14,996), respectively)	$494,673,929	$396,971,613
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  16

  Notes to Financial Statements

  October 31, 2009

  1. ORGANIZATION

  Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Florida Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Cash II Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal and liquidity. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

  2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

  Investment Valuation

  Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

  Investment Income, Gains and Losses, Expenses and Distributions

  Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

  Premium and Discount Amortization

  All premiums and discounts are amortized/accreted.

  Annual Shareholder Report
  17

  Federal Taxes

  It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

  When-Issued and Delayed Delivery Transactions

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

  Restricted Securities

  Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

  Temporary Guarantee Program

  The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

  Other

  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  Annual Shareholder Report
  18

  3. SHARES OF BENEFICIAL INTEREST

  The following tables summarize share activity:

Year Ended October 31	2009		2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	657,056,792	$657,056,792	602,508,692	$602,508,692
Shares issued to shareholders in payment of distributions declared	929,876	929,876	2,365,162	2,365,162
Shares redeemed	(577,117,722)	(577,117,722)	(588,062,667)	(588,062,667)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	80,868,946	$80,868,946	16,811,187	$16,811,187
Year Ended October 31	2009		2008
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	249,294,004	$249,294,004	140,953,935	$140,953,935
Shares issued to shareholders in payment of distributions declared	324,943	324,943	1,299,966	1,299,966
Shares redeemed	(225,767,262)	(225,767,262)	(156,031,233)	(156,031,233)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	23,851,685	$23,851,685	(13,777,332)	$(13,777,332)
Year Ended October 31	2009		2008
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	295,996,577	$295,996,577	355,961,959	$355,961,959
Shares issued to shareholders in payment of distributions declared	394,474	394,474	2,110,000	2,110,000
Shares redeemed	(303,299,901)	(303,299,901)	(336,323,080)	(336,323,080)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(6,908,850)	$(6,908,850)	21,748,879	$21,748,879
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	97,811,781	$97,811,781	24,782,734	$24,782,734

  4. FEDERAL TAX INFORMATION

  The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2009 and 2008, was as follows:

	2009	2008
Tax-exempt income	$2,373,660	$8,789,371
Ordinary income[1]	$94,982	$ —
Long-term capital gains	$36,302	$49,702
  Annual Shareholder Report
  19

  As of October 31, 2009, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of tax-exempt income	$(106)
Undistributed ordinary income[1]	$2,828
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

  5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  Investment Adviser Fee

  Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, the Adviser voluntarily waived $864,068 of its fee.

  Administrative Fee

  Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $6,973 of its fee.

  Distribution Services Fee

  The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Shares	0.25%
Cash II Shares	0.25%
Cash Series Shares	0.60%
  Annual Shareholder Report
  20

  FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, FSC voluntarily waived $331,694 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2009, FSC retained $36,508 of fees paid by the Fund. For the year ended October 31, 2009, the Fund's Institutional Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

  Shareholder Services Fee

  The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Cash II Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended October 31, 2009, FSSC voluntarily reimbursed $78,060 of shareholder services fees. For the year ended October 31, 2009, FSSC did not receive any fees paid by the Fund. In addition, for the year ended October 31, 2009, unaffiliated third-party financial intermediaries voluntarily waived $53,127 of Service Fees. This voluntary waiver can be modified or terminated at any time.

  Interfund Transactions

  During the year ended October 31, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $774,220,000 and $592,575,000, respectively.

  General

  Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

  6. EXPENSE Reduction

  Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended October 31, 2009, the Fund's expenses were reduced by $915 under these arrangements.

  7. CONCENTRATION OF RISK

  Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2009, 80.2% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 16.2% of total investments.

  Annual Shareholder Report
  21

  8. LINE OF CREDIT

  The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the Fund did not utilize the LOC.

  9. INTERFUND LENDING

  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the program was not utilized.

  10. Legal Proceedings

  Since October 2003, Federated Investors, Inc. and related entities (collectively, Federated) and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

  Annual Shareholder Report
  22

  11. Subsequent events

  Management has evaluated subsequent events through December 24, 2009, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

  12. FEDERAL TAX INFORMATION (UNAUDITED)

  For the year ended October 31, 2009, the amount of long-term capital gains designated by the Fund was $36,302.

  For the year ended October 31, 2009, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

  Annual Shareholder Report
  23

  Report of Independent Registered Public Accounting Firm

  TO THE BOARD OF Trustees of Money Market Obligations Trust AND SHAREHOLDERS OF Florida Municipal Cash Trust:

  We have audited the accompanying statement of assets and liabilities of Florida Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian and brokers,or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Florida Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

  Boston, Massachusetts

  December 24, 2009

  Annual Shareholder Report
  24

  Board of Trustees and Trust Officers

  The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised 39 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 149 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

  Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
  Annual Shareholder Report

  25

  INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
  Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
  Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
  Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
  Annual Shareholder Report
  26

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee and Chairman of the Board of the Federated Fund Complex.
  Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
  Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).
  Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
  Annual Shareholder Report
  27

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
  Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

  OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
  Annual Shareholder Report
  28

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004, serves as a Senior Portfolio Manager and is a Vice President of the Trust. Ms. Cunningham was named an Executive Vice President of the Fund's Adviser in 2009. She joined Federated in 1981 and was a Senior Vice President of the Fund's Adviser from 1997 to 2009. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak has been the Fund's Portfolio Manager since September 1994. He is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.
Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

  Annual Shareholder Report

  29

  Evaluation and Approval of Advisory Contract - May 2009

  Florida Municipal Cash Trust (the “Fund”)

  The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

  In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

  During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

  Annual Shareholder Report
  30

  The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Annual Shareholder Report
  31

  with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

  The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

  The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

  The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

  Annual Shareholder Report
  32

  Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

  The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

  The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

  It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

  The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

  Annual Shareholder Report
  33

  In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

  The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

  Annual Shareholder Report
  34

  Voting Proxies on Fund Portfolio Securities

  A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

  Quarterly Portfolio Schedule

  The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

  Annual Shareholder Report
  35

  Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

  This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

  Florida Municipal Cash Trust
  Federated Investors Funds
  4000 Ericsson Drive
  Warrendale, PA 15086-7561

  Contact us at FederatedInvestors.com
  or call 1-800-341-7400.

  Federated Securities Corp., Distributor

  Cusip 60934N336
  Cusip 60934N344
  Cusip 608919700

  29505 (12/09)

  Federated is a registered mark of Federated Investors, Inc.
  2009 Federated Investors, Inc.

  Georgia Municipal Cash Trust

  A Portfolio of Money Market Obligations Trust

  ANNUAL SHAREHOLDER REPORT

  October 31, 2009

  FINANCIAL HIGHLIGHTS
  SHAREHOLDER EXPENSE EXAMPLE
  PORTFOLIO OF INVESTMENTS SUMMARY TABLES
  PORTFOLIO OF INVESTMENTS
  STATEMENT OF ASSETS AND LIABILITIES
  STATEMENT OF OPERATIONS
  STATEMENT OF CHANGES IN NET ASSETS
  NOTES TO FINANCIAL STATEMENTS
  REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  BOARD OF TRUSTEES AND TRUST OFFICERS
  EVALUATION AND APPROVAL OF ADVISORY CONTRACT
  VOTING PROXIES ON FUND PORTFOLIO SECURITIES
  QUARTERLY PORTFOLIO SCHEDULE

  Financial Highlights

  (For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.023	0.032	0.029	0.018
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.023	0.032	0.029	0.018
Less Distributions:
Distributions from net investment income	(0.006)	(0.023)	(0.032)	(0.029)	(0.018)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.006)	(0.023)	(0.032)	(0.029)	(0.018)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.62%	2.32%	3.27%	2.94%	1.81%[3]
Ratios to Average Net Assets:
Net expenses	0.54%[4]	0.50%[4]	0.49%	0.49%	0.49%
Net investment income	0.58%	2.21%	3.21%	2.91%	1.81%
Expense waiver/reimbursement[5]	0.30%	0.31%	0.34%	0.39%	0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$877,529	$896,639	$785,009	$654,188	$532,323
1	Represents less than $0.001.
2	Based on net asset value.
3	During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.01% on the total return.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.54% and 0.50% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  1

  Shareholder Expense Example (unaudited)

  As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 to October 31, 2009.

  ACTUAL EXPENSES

  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Annual Shareholder Report
  2

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2009	Ending Account Value 10/31/2009	Expenses Paid During Period[1]
Actual	$1,000	$1,002.20	$2.73
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.48	$2.75
1	Expenses are equal to the Fund's annualized net expense ratio of 0.54%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
  Annual Shareholder Report
  3

  Portfolio of Investments Summary Tables (unaudited)

  At October 31, 2009, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	75.5%
Municipal Notes	16.4%
Commercial Paper	8.8%
Other Assets and Liabilities — Net[2]	(0.7)%
TOTAL	100.0%

  At October 31, 2009, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	80.2%
8-30 Days	3.8%
31-90 Days	10.7%
91-180 Days	0.1%
181 Days or more	5.9%
Other Assets and Liabilities — Net[2]	(0.7)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
  Annual Shareholder Report
  4

  Portfolio of Investments

  October 31, 2009

Principal Amount			Value
		Short-Term Municipals – 100.7%;1,2
		Georgia – 100.7%
$3,620,000		Alpharetta, GA, 1.25% Bonds, 5/1/2010	3,631,597
4,225,000		Athens-Clarke County, GA IDA, (Series 2001) Weekly VRDNs (UGA Real Estate Foundation, Inc.)/(SunTrust Bank LOC), 0.550%, 11/4/2009	4,225,000
5,706,000		Atlanta, GA Airport General Revenue, (Series 2005 A-2), 0.70% CP (GTD by Bayerische Landesbank, Calyon, Paris, Landesbank Baden-Wurttemberg and Wachovia Bank N.A. LOCs), Mandatory Tender 12/3/2009	5,706,000
2,345,000		Atlanta, GA Airport General Revenue, (Series 2005 A-2), 0.95% CP (GTD by Bayerische Landesbank, Calyon, Paris, Landesbank Baden-Wurttemberg and Wachovia Bank N.A. LOCs), Mandatory Tender 11/5/2009	2,345,000
21,360,000		Atlanta, GA Airport General Revenue, (Series 2005A-1), 0.75% CP (GTD by Bayerische Landesbank, Calyon, Paris, Landesbank Baden-Wurttemberg and Wachovia Bank N.A. LOCs), Mandatory Tender 11/4/2009	21,360,000
20,000,000		Atlanta, GA Airport General Revenue, (Series 2005A-1), 0.80% CP (GTD by Bayerische Landesbank, Calyon, Paris, Landesbank Baden-Wurttemberg and Wachovia Bank N.A. LOCs), Mandatory Tender 11/23/2009	20,000,000
5,680,000		Atlanta, GA Airport General Revenue, (Series 2005A-1), 1.00% CP (GTD by Bayerische Landesbank, Calyon, Paris, Landesbank Baden-Wurttemberg and Wachovia Bank N.A. LOCs), Mandatory Tender 11/5/2009	5,680,000
10,255,000	[3,4]	Atlanta, GA Airport General Revenue, MERLOTS (Series 2004-C14) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 0.300%, 11/4/2009	10,255,000
22,000,000		Atlanta, GA Airport Passenger Facilities Charge Revenue, (Series 2005B-2), 0.70% CP (GTD by Bayerische Landesbank, Calyon, Paris, Landesbank Baden-Wurttemberg and Wachovia Bank N.A. LOCs), Mandatory Tender 11/4/2009	22,000,000
17,550,000	[3,4]	Atlanta, GA Water & Wastewater, (Series 2006) FR/RI-K2 Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 0.660%, 11/5/2009	17,550,000
20,000,000		Atlanta, GA, 1.75% TANs, 12/31/2009	20,040,768
4,350,000		Atlanta, GA, Urban Residential Finance Authority, (Series 1995) Weekly VRDNs (West End Housing Development)/(FNMA LOC), 0.520%, 11/5/2009	4,350,000
8,400,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(Wachovia Bank N.A. LOC), 0.430%, 11/5/2009	8,400,000
4,820,000	[3,4]	Atlanta, GA, Urban Residential Finance Authority, MERLOTS (Series 2007-C47) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 0.300%, 11/4/2009	4,820,000
  Annual Shareholder Report
  5

$6,200,000	Bartow County, GA Development Authority, (Series 2002) Weekly VRDNs (Somerset Cove Apartments, LP)/(Compass Bank, Birmingham LOC), 0.500%, 11/5/2009	6,200,000
12,000,000	Bartow County, GA, (Series 2009), 2.00% TANs, 12/31/2009	12,019,630
6,160,000	Carroll County, GA Development Authority, (Series 2007) Weekly VRDNs (Janus Investments, LLC)/(Regions Bank, Alabama LOC), 3.000%, 11/5/2009	6,160,000
14,735,000	Clayton County, GA Housing Authority, (Series 2000: Villages at Lake Ridge Apartments) Weekly VRDNs (Timber Mills Partners LP)/(Regions Bank, Alabama LOC), 1.750%, 11/5/2009	14,735,000
7,970,000	Clayton County, GA Housing Authority, (Series 2004: Ashton Walk Apartments) Weekly VRDNs (Ashton Forest Park LP)/(Regions Bank, Alabama LOC), 2.400%, 11/5/2009	7,970,000
5,410,000	Clayton County, GA Housing Authority, (Series 2006) Weekly VRDNs (Provence Place Apartments)/(Regions Bank, Alabama LOC), 1.250%, 11/5/2009	5,410,000
7,010,000	Cobb County, GA Development Authority, (Series 2003) Weekly VRDNs (Young Men's Christian Association of Cobb County, GA, Inc.)/(Branch Banking & Trust Co. LOC), 0.800%, 11/5/2009	7,010,000
650,000	Cobb County, GA Housing Authority, (Series 2002) Weekly VRDNs (Walton Reserve Apartments)/(FHLB of Atlanta LOC), 0.310%, 11/4/2009	650,000
2,000,000	Cobb County, GA Housing Authority, (Series 2004) Weekly VRDNs (Parkland Manor LP)/(Wachovia Bank N.A. LOC), 0.430%, 11/5/2009	2,000,000
10,000,000	Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Lumpkin Park Partners, Ltd.)/(Regions Bank, Alabama LOC), 2.250%, 11/5/2009	10,000,000
2,120,000	Columbus, GA Development Authority, (Series 2009) Weekly VRDNs (Foundation Properties, Inc.)/(FHLB of Atlanta LOC), 0.260%, 11/5/2009	2,120,000
3,800,000	Columbus, GA Hospital Authority, (Series 2000) Weekly VRDNs (St. Francis Hospital, Inc., GA)/(SunTrust Bank LOC), 0.550%, 11/4/2009	3,800,000
35,755,000	Crisp County, GA Solid Waste Management Authority, (Series 1998) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 0.820%, 11/5/2009	35,755,000
7,500,000	Dade County, GA IDA, (Series 1997) Weekly VRDNs (Bull Moose Tube Co.)/(U.S. Bank, N.A. LOC), 0.310%, 11/5/2009	7,500,000
19,010,000	Dalton, GA Development Authority, (Series 2003B) Weekly VRDNs (Hamilton Medical Center, Inc.)/(Bank of America N.A. LOC), 0.260%, 11/5/2009	19,010,000
3,300,000	De Kalb Private Hospital Authority, GA, (Series 1994B) Weekly VRDNs (Egleston Children's Hospital at Emory University, Inc.)/(SunTrust Bank LOC), 0.350%, 11/4/2009	3,300,000
  Annual Shareholder Report
  6

$9,160,000	De Kalb Private Hospital Authority, GA, (Series 1995A) Weekly VRDNs (Egleston Children's Hospital at Emory University, Inc.)/(SunTrust Bank LOC), 0.520%, 11/4/2009	9,160,000
2,700,000	DeKalb County, GA Development Authority Weekly VRDNs (Lifesouth Community Blood Centers, Inc.)/(SunTrust Bank LOC), 0.550%, 11/4/2009	2,700,000
1,250,000	DeKalb County, GA Development Authority Weekly VRDNs (Rock-Tenn Co.)/(SunTrust Bank LOC), 0.900%, 11/4/2009	1,250,000
2,625,000	DeKalb County, GA Development Authority, (Series 2007) Weekly VRDNs (The Task Force for Child Survival & Development, Inc.)/(SunTrust Bank LOC), 0.600%, 11/4/2009	2,625,000
1,400,000	DeKalb County, GA MFH Authority, (Series 2003) Weekly VRDNs (Timber Trace Apartments)/(FHLMC LOC), 0.260%, 11/5/2009	1,400,000
3,755,000	Dougherty County, GA Development Authority, (Series 2001) Weekly VRDNs (Deerfield-Windsor School)/(Regions Bank, Alabama LOC), 1.200%, 11/5/2009	3,755,000
14,000,000	Dougherty County, GA School System, (Series 2009), 2.00% TANs, 12/31/2009	14,025,200
13,000,000	Douglas County, GA, 1.50% TANs, 12/31/2009	13,002,304
7,000,000	Effingham County, GA Development Authority, (Series 2003) Daily VRDNs (Georgia Power Co.), 0.200%, 11/2/2009	7,000,000
1,000,000	Fayette County, GA School District, 3.00% Bonds (GTD by Georgia State), 3/1/2010	1,006,537
4,515,000	Fitzgerald & Ben Hill County, GA Development Authority, (Series 2007) Weekly VRDNs (Agri-Products, Inc.)/(Wachovia Bank N.A. LOC), 0.360%, 11/5/2009	4,515,000
2,850,000	Fulton County, GA Development Authority, (Series 1997) Weekly VRDNs (Woodward Academy, Inc.)/(FHLB of Atlanta LOC), 0.210%, 11/4/2009	2,850,000
2,650,000	Fulton County, GA Development Authority, (Series 1998) Weekly VRDNs (Morehouse School of Medicine)/(SunTrust Bank LOC), 0.550%, 11/4/2009	2,650,000
5,100,000	Fulton County, GA Development Authority, (Series 2000) Weekly VRDNs (Donnellan School, Inc.)/(Bank of New York LOC), 0.320%, 11/5/2009	5,100,000
3,705,000	Fulton County, GA Development Authority, (Series 2002) Weekly VRDNs (The Sheltering Arms)/(Bank of America N.A. LOC), 0.260%, 11/5/2009	3,705,000
2,500,000	Fulton County, GA Development Authority, (Series 2005) Weekly VRDNs (Mt. Vernon Presbyterian School, Inc.)/(Branch Banking & Trust Co. LOC), 0.260%, 11/5/2009	2,500,000
4,500,000	Fulton County, GA Development Authority, (Series 2006) Weekly VRDNs (King's Ridge Christian School)/(Branch Banking & Trust Co. LOC), 0.260%, 11/5/2009	4,500,000
  Annual Shareholder Report
  7

$4,000,000		Fulton County, GA Development Authority, (Series 2007) Weekly VRDNs (First Montessori School of Atlanta, Inc.)/(Branch Banking & Trust Co. LOC), 0.260%, 11/5/2009	4,000,000
10,000,000		Fulton County, GA Development Authority, (Series 2007) Weekly VRDNs (Woodward Academy, Inc.)/(FHLB of Atlanta LOC), 0.210%, 11/4/2009	10,000,000
5,455,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thueringen LIQ), 0.220%, 11/4/2009	5,455,000
10,000,000		Fulton County, GA Development Authority, (Series 2008A), 1.25% TOBs (Georgia Tech Athletic Association, Inc.)/(Northern Trust Co., Chicago, IL LOC), Mandatory Tender 12/2/2009	10,000,000
10,615,000	[3,4]	Fulton County, GA Housing Authority, (PT-4595) Weekly VRDNs (Vineyards of Brown's Mill)/(FHLMC COL)/(FHLMC LIQ), 0.530%, 11/5/2009	10,615,000
17,100,000		Fulton County, GA Housing Authority, (Series 1999) Weekly VRDNs (Walton Falls Apartments)/(Wachovia Bank N.A. LOC), 0.370%, 11/5/2009	17,100,000
6,000,000		Fulton County, GA IDA Weekly VRDNs (Automatic Data Processing, Inc.), 0.400%, 11/15/2009	6,000,000
8,900,000		Fulton County, GA Residential Care Facilities, (Series 2006C) Weekly VRDNs (Lenbrook Square Foundation, Inc.)/(Bank of Scotland, Edinburgh LOC), 0.230%, 11/4/2009	8,900,000
7,500,000		Gainesville & Hall County, GA Hospital Authority, (Series 2008B) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(Landesbank Baden-Wurttemberg LOC), 0.350%, 11/4/2009	7,500,000
2,000,000		Gainesville & Hall County, GA Hospital Authority, (Series 2008C) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(Landesbank Baden-Wurttemberg LOC), 0.350%, 11/4/2009	2,000,000
4,750,000		Gainesville & Hall County, GA Hospital Authority, (Series 2008G) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(Bayerische Landesbank LOC), 0.350%, 11/4/2009	4,750,000
500,000		Gainesville and Hall County, GA Development Authority, (Series 2000) Weekly VRDNs (ATEX, Inc.)/(Wachovia Bank N.A. LOC), 0.520%, 11/5/2009	500,000
10,775,000	[3,4]	Gainesville, GA Housing Authority, (PT-4570) Weekly VRDNs (McEver Vineyards LP)/(FHLMC COL)/(FHLMC LIQ), 0.530%, 11/5/2009	10,775,000
11,000,000		Gainesville, GA Redevelopment Authority, (Series 1999) Weekly VRDNs (Brenau University, Inc.)/(Branch Banking & Trust Co. LOC), 0.260%, 11/4/2009	11,000,000
2,700,000		Georgia Ports Authority, (Series 1996A) Weekly VRDNs (Colonel's Island Terminal)/(Branch Banking & Trust Co. LOC), 0.320%, 11/4/2009	2,700,000
10,260,000		Georgia Ports Authority, (Series 2006) Weekly VRDNs (Garden City Terminal)/(Branch Banking & Trust Co. LOC), 0.260%, 11/4/2009	10,260,000
  Annual Shareholder Report
  8

$2,685,000	[3,4]	Georgia State HFA, MERLOTS (Series 2001 A-106) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.300%, 11/4/2009	2,685,000
35,760,000	[3,4]	Georgia State HFA, MERLOTS (Series B11) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.300%, 11/4/2009	35,760,000
230,000		Gwinnett County, GA Development Authority, (Series 1997) Weekly VRDNs (Virgil R. Williams, Jr.)/(Wachovia Bank N.A. LOC), 0.500%, 11/5/2009	230,000
1,400,000		Gwinnett County, GA Development Authority, (Series 2002) Weekly VRDNs (CBD Management LLC)/(Wachovia Bank N.A. LOC), 0.520%, 11/5/2009	1,400,000
1,100,000		Gwinnett County, GA Development Authority, (Series 2004) Weekly VRDNs (Pak-Lite, Inc.)/(Wachovia Bank N.A. LOC), 0.520%, 11/5/2009	1,100,000
6,100,000		Gwinnett County, GA Hospital Authority, (Series 2007A) Weekly VRDNs (Gwinnett Hospital System, Inc.)/(FSA INS)/(SunTrust Bank LIQ), 0.520%, 11/4/2009	6,100,000
2,985,000		Gwinnett County, GA Hospital Authority, (Series A) Weekly VRDNs (Gwinnett Hospital System, Inc.)/(SunTrust Bank LOC), 0.500%, 11/4/2009	2,985,000
1,800,000		Gwinnett County, GA Hospital Authority, (Series B) Weekly VRDNs (Gwinnett Hospital System, Inc.)/(SunTrust Bank LOC), 0.500%, 11/4/2009	1,800,000
2,365,000		Hall County, GA School District, (Series B), 4.50% Bonds (GTD by Georgia State), 11/1/2009	2,365,000
3,800,000		Heard County, GA Development Authority PCRB, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.200%, 11/2/2009	3,800,000
180,000		Jackson County, GA IDA, (Series 1997) Weekly VRDNs (Mullett Co.)/(Wachovia Bank N.A. LOC), 0.500%, 11/5/2009	180,000
2,300,000		Jefferson, GA Development Authority, (Series 2001) Weekly VRDNs (Building Investment Co. LLC)/(SunTrust Bank LOC), 0.750%, 11/5/2009	2,300,000
5,600,000		Kennesaw, GA, 2.00% TANs, 12/31/2009	5,606,844
8,500,000		Macon-Bibb County, GA Hospital Authority, (Series 1998) Weekly VRDNs (Medical Center of Central Georgia, Inc.)/(Branch Banking & Trust Co. LOC), 0.260%, 11/4/2009	8,500,000
8,800,000		Macon-Bibb County, GA Hospital Authority, (Series 2000) Weekly VRDNs (Central Georgia Senior Health, Inc.)/(FHLB of Atlanta LOC), 0.210%, 11/4/2009	8,800,000
6,000,000		Macon-Bibb County, GA Hospital Authority, (Series 2003B) Weekly VRDNs (Medical Center of Central Georgia, Inc.)/(Branch Banking & Trust Co. LOC), 0.260%, 11/4/2009	6,000,000
3,045,000		Macon-Bibb County, GA Industrial Authority, (Series 2007) Weekly VRDNs (Battle Lumber Co., Inc.)/(U.S. Bank, N.A. LOC), 0.360%, 11/5/2009	3,045,000
  Annual Shareholder Report
  9

$7,770,000	[3,4]	Marietta, GA Housing Authority, MFH Revenue Bonds (Series 1995) Weekly VRDNs (Chalet Apartments)/(General Electric Capital Corp. LOC), 0.370%, 11/4/2009	7,770,000
12,970,000	[3,4]	Metropolitan Atlanta Rapid Transit Authority, GA, (PT-3945) Weekly VRDNs (GTD by Dexia Credit Local)/(Dexia Credit Local LIQ), 1.010%, 11/5/2009	12,970,000
18,145,000	[3,4]	Metropolitan Atlanta Rapid Transit Authority, GA, PT-4042 Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 1.010%, 11/5/2009	18,145,000
7,000,000		Municipal Electric Authority of Georgia, (Series 1994 C) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.550%, 11/4/2009	7,000,000
25,000,000		Municipal Electric Authority of Georgia, Plant Vogtle Additional Units Non-PPA Project, (Series A), 1.25% BANs, 5/7/2010	25,050,810
21,250,000		Municipal Electric Authority of Georgia, Plant Vogtle Additional Units PPA Project (JEA), PPA Project (Series 2009A), 1.50% BANs, 5/25/2010	21,356,734
2,500,000		Oconee County, GA IDA, (Series 2003) Weekly VRDNs (Athens Academy, Inc.)/(SunTrust Bank LOC), 0.550%, 11/4/2009	2,500,000
4,500,000		Peach County, GA Development Authority, (Series 2008) Weekly VRDNs (FVSU Wildcat Commons III, LLC)/(Wachovia Bank N.A. LOC), 0.270%, 11/5/2009	4,500,000
4,000,000		Pike County, GA Development Authority, (Series 2003) Weekly VRDNs (Southern Mills, Inc.)/(Bank of America N.A. LOC), 0.400%, 11/4/2009	4,000,000
34,000,000		Private Colleges & Universities Facilities of GA, (Series 2005C-1) Weekly VRDNs (Emory University), 0.160%, 11/5/2009	34,000,000
34,785,000		Private Colleges & Universities Facilities of GA, (Series 2005C-2) Weekly VRDNs (Emory University), 0.160%, 11/5/2009	34,785,000
4,100,000		Richmond County, GA Development Authority, (Series 2008A) Weekly VRDNs (MCG Health, Inc.)/(UBS AG LOC), 0.150%, 11/4/2009	4,100,000
19,000,000		Richmond County, GA Development Authority, (Series 2008B) Weekly VRDNs (MCG Health, Inc.)/(Bank of America N.A. LOC), 0.270%, 11/4/2009	19,000,000
6,000,000		Rockdale County, GA School District, 2.00% TANs, 12/31/2009	6,004,922
2,700,000		Rome-Floyd County, GA Development Authority, (Series 2000) Weekly VRDNs (Steel King Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.370%, 11/5/2009	2,700,000
4,600,000		Roswell, GA Housing Authority, MFH Refunding Revenue Bonds (Series 1988A) Weekly VRDNs (Belcourt Ltd.)/(Northern Trust Co., Chicago, IL LOC), 0.260%, 11/4/2009	4,600,000
3,000,000		Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 1.900%, 11/4/2009	3,000,000
7,000,000		Savannah, GA Housing Authority, (Series 2003) Weekly VRDNs (Bradley Pointe Apartments)/(Key Bank, N.A. LOC), 1.400%, 11/5/2009	7,000,000
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$2,010,000	Savannah, GA Resources Recovery Development Authority, (Series 2009), 2.00% Bonds (Savannah, GA), 8/1/2010	2,031,273
4,595,000	Screven County, GA IDA, (Series 1995) Weekly VRDNs (Sylvania Yarn Systems, Inc.)/(Wachovia Bank N.A. LOC), 0.520%, 11/4/2009	4,595,000
5,600,000	Smyrna, GA Housing Authority, (Series 1994) Weekly VRDNs (Walton Grove, LP)/(Wachovia Bank N.A. LOC), 0.450%, 11/5/2009	5,600,000
5,655,000	South Regional Joint Development Authority, GA, (Series 2008B) Weekly VRDNs (VSU Auxiliary Services Real Estate Foundation, Inc.)/(Wachovia Bank N.A. LOC), 0.220%, 11/5/2009	5,655,000
2,000,000	Tallapoosa, GA Development Authority, (Series 1994) Weekly VRDNs (U.S. Can Co.)/(Deutsche Bank Trust Co. Americas LOC), 0.800%, 11/4/2009	2,000,000
1,000,000	Tattnall County, GA IDA, (Series 1999) Weekly VRDNs (Rotary Corp.)/(Bank of America N.A. LOC), 0.400%, 11/5/2009	1,000,000
1,000,000	Thomasville, GA Payroll Development Authority, (Series 2005A) Weekly VRDNs (American Fresh Foods LP)/(Wachovia Bank N.A. LOC), 0.520%, 11/5/2009	1,000,000
5,600,000	Valdosta & Lowndes Countys, GA, (Series 1998) Weekly VRDNs (South Georgia Medical Center)/(Branch Banking & Trust Co. LOC), 0.260%, 11/5/2009	5,600,000
3,600,000	Walker County, GA, 2.20% Bonds, 1/1/2010	3,601,181
7,500,000	Waycross and Ware County Development Authority, (Series 2007) Weekly VRDNs (Rich Products Corp.)/(Bank of America N.A. LOC), 0.370%, 11/4/2009	7,500,000
5,800,000	Wayne County, GA Development Authority, (Series 2000) Weekly VRDNs (Republic Services of Georgia)/(Wells Fargo Bank, N.A. LOC), 0.320%, 11/4/2009	5,800,000
1,175,000	Whitfield County, GA Development Authority, (Series 1996) Weekly VRDNs (AMC International, Inc.)/(SunTrust Bank LOC), 0.480%, 11/5/2009	1,175,000
5,600,000	Willacoochee, GA Development Authority, (Series 1997) Weekly VRDNs (Langboard, Inc.)/(FHLB of Atlanta LOC), 0.360%, 11/5/2009	5,600,000
7,000,000	Winder-Barrow County, GA Joint Development Authority, (Series 2004: Solid Waste Disposal Revenue Bonds) Weekly VRDNs (Republic Services, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.700%, 11/4/2009	7,000,000
12,500,000	Winder-Barrow County, GA Joint Development Authority, (Series 2007) Weekly VRDNs (Republic Services, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.300%, 11/2/2009	12,500,000
4,125,000	Woodstock, GA, (Series 2009), 2.00% TANs, 12/31/2009	4,131,072
	TOTAL MUNICIPAL INVESTMENTS — 100.7% (AT AMORTIZED COST)[5]	883,229,872
	OTHER ASSETS AND LIABILITIES - NET — (0.7)%[6]	(5,701,211)
	TOTAL NET ASSETS — 100%	$877,528,661
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  11

    Securities that are subject to the federal alternative minimum tax (AMT) represent 35.3% of the portfolio as calculated based upon total market value (percentage is unaudited).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At October 31, 2009, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)
First Tier	Second Tier
99.7%	0.3%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2009, these restricted securities amounted to $131,345,000, which represented 15.0% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2009, these liquid restricted securities amounted to $131,345,000, which represented 15.0% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
    Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.
    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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  12

      The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Short-Term Municipals	$ —	$883,229,872	$ —	$883,229,872
      The following acronyms are used throughout this portfolio:
BANs	— Bond Anticipation Notes
COL	— Collateralized
CP	— Commercial Paper
EDA	— Economic Development Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GNMA	— Government National Mortgage Association
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC(s)	— Letter(s) of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
PCRB	— Pollution Control Revenue Bond
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
VRDNs	— Variable Rate Demand Notes
      See Notes which are an integral part of the Financial Statements
    Annual Shareholder Report
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    Statement of Assets and Liabilities

    October 31, 2009

Assets:
Total investments in securities, at amortized cost and value		$883,229,872
Income receivable		1,650,404
Receivable for shares sold		645,498
TOTAL ASSETS		885,525,774
Liabilities:
Payable for investments purchased	$7,010,050
Payable for shares redeemed	665,624
Bank overdraft	55,356
Income distribution payable	7,041
Payable for shareholder services fee (Note 5)	186,829
Accrued expenses	72,213
TOTAL LIABILITIES		7,997,113
Net assets for 877,309,399 shares outstanding		$877,528,661
Net Assets Consist of:
Paid-in capital		$877,309,399
Accumulated net realized gain on investments		221,047
Distributions in excess of net investment income		(1,785)
TOTAL NET ASSETS		$877,528,661
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$877,528,661 ÷ 877,309,399 shares outstanding, no par value, unlimited shares authorized		$1.00
      See Notes which are an integral part of the Financial Statements
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    14

    Statement of Operations

    Year Ended October 31, 2009

Investment Income:
Interest			$9,979,651
Expenses:
Investment adviser fee (Note 5)		$3,554,944
Administrative personnel and services fee (Note 5)		689,975
Custodian fees		33,968
Transfer and dividend disbursing agent fees and expenses		392,808
Directors'/Trustees' fees		6,286
Auditing fees		18,500
Legal fees		9,935
Portfolio accounting fees		109,984
Shareholder services fee (Note 5)		2,190,678
Account administration fee		26,905
Share registration costs		68,595
Printing and postage		23,877
Insurance premiums		6,613
Miscellaneous		350,708
TOTAL EXPENSES		7,483,776
Waivers and Reduction:
Waiver of investment adviser fee (Note 5)	$(2,627,121)
Waiver of administrative personnel and services fee (Note 5)	(13,647)
Reduction of custodian fees (Note 6)	(10,769)
TOTAL WAIVERS AND REDUCTION		(2,651,537)
Net expenses			4,832,239
Net investment income			5,147,412
Net realized gain on investments			229,810
Change in net assets resulting from operations			$5,377,222
      See Notes which are an integral part of the Financial Statements
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    Statement of Changes in Net Assets

Year Ended October 31	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,147,412	$22,766,581
Net realized gain on investments	229,810	361,708
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,377,222	23,128,289
Distributions to Shareholders:
Distributions from net investment income	(5,109,130)	(22,805,737)
Distributions from net realized gain on investments	(369,409)	(17,206)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,478,539)	(22,822,943)
Share Transactions:
Proceeds from sale of shares	1,346,351,466	2,310,373,192
Net asset value of shares issued to shareholders in payment of distributions declared	5,021,933	20,864,331
Cost of shares redeemed	(1,370,382,750)	(2,219,912,576)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(19,009,351)	111,324,947
Change in net assets	(19,110,668)	111,630,293
Net Assets:
Beginning of period	896,639,329	785,009,036
End of period (including distributions in excess of net investment income of $(1,785) and $(40,067), respectively)	$877,528,661	$896,639,329
      See Notes which are an integral part of the Financial Statements
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    Notes to Financial Statements

    October 31, 2009

    1. ORGANIZATION

    Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Georgia Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income tax imposed by the state of Georgia consistent with stability of principal and liquidity. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

    2. SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

    Investment Valuation

    Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

    Investment Income, Expenses and Distributions

    Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

    Premium and Discount Amortization

    All premiums and discounts are amortized/accreted.

    Federal Taxes

    It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

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    When-Issued and Delayed Delivery Transactions

    The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

    Restricted Securities

    Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

    Temporary Guarantee Program

    The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

    Other

    The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

    3. SHARES OF BENEFICIAL INTEREST

    The following table summarizes share activity:

Year Ended October 31	2009	2008
Shares sold	1,346,351,466	2,310,373,192
Shares issued to shareholders in payment of distributions declared	5,021,933	20,864,331
Shares redeemed	(1,370,382,750)	(2,219,912,576)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(19,009,351)	111,324,947
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    4. FEDERAL TAX INFORMATION

    The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2009 and 2008, was as follows:

	2009	2008
Tax-exempt income	$5,109,130	$22,805,737
Ordinary income[1]	$99,527	$17,206
Long-term capital gains	$269,882	$ —
1	For tax purposes, short-term, capital-gain distributions are considered ordinary income distributions.

    As of October 31, 2009, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of tax-exempt income	$(1,785)
Undistributed long-term capital gain	$221,047

    5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

    Investment Adviser Fee

    Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, the Adviser voluntarily waived $2,627,121 of its fee.

    Administrative Fee

    Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

    The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $13,647 of its fee.

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    19

    Shareholder Services Fee

    The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended October 31, 2009, FSSC received $8,386 of fees paid by the Fund.

    Interfund Transactions

    During the year ended October 31, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $776,700,000 and $915,769,000, respectively.

    General

    Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

    6. EXPENSE Reduction

    Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended October 31, 2009, the Fund's expenses were reduced by $10,769 under these arrangements.

    7. CONCENTRATION OF RISK

    Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2009, 65.4% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 8.7% of total investments.

    8. LINE OF CREDIT

    The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the Fund did not utilize the LOC.

    9. INTERFUND LENDING

    Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the program was not utilized.

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    20

    10. Legal Proceedings

    Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

    11. Subsequent events

    Management has evaluated subsequent events through December 24, 2009, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

    12. FEDERAL TAX INFORMATION (UNAUDITED)

    For the year ended October 31, 2009, the amount of long-term capital gains designated by the Fund was $269,882.

    For the year ended October 31, 2009, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

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    21

    Annual Shareholder Report

    Report of Independent Registered Public Accounting Firm

    TO THE BOARD OF Trustees of Money Market Obligations Trust AND SHAREHOLDERS OF Georgia Municipal Cash Trust:

    We have audited the accompanying statement of assets and liabilities of Georgia Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian and brokers,or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Georgia Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

    Boston, Massachusetts
    December 24, 2009

    Annual Shareholder Report
    22

    Board of Trustees and Trust Officers

    The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised 39 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 149 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

    Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
    Annual Shareholder Report

    23

    INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
    Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
    Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
    Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
    Annual Shareholder Report
    24

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee and Chairman of the Board of the Federated Fund Complex.
    Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
    Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).
    Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
    Annual Shareholder Report
    25

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
    Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

    OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
    Annual Shareholder Report
    26

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004, serves as a Senior Portfolio Manager and is a Vice President of the Trust. Ms. Cunningham was named an Executive Vice President of the Fund's Adviser in 2009. She joined Federated in 1981 and was a Senior Vice President of the Fund's Adviser from 1997 to 2009. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Fund. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak has been the Fund's Portfolio Manager since August 1995. He is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.
Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

    Annual Shareholder Report

    27

    Evaluation and Approval of Advisory Contract - May 2009

    Georgia Municipal Cash Trust (the “Fund”)

    The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

    In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

    During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

    Annual Shareholder Report
    28

    The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Annual Shareholder Report
    29

    with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

    The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

    The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

    The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

    Annual Shareholder Report
    30

    Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

    The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

    The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

    It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

    The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

    Annual Shareholder Report
    31

    In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

    The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

    Annual Shareholder Report
    32

    Voting Proxies on Fund Portfolio Securities

    A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

    Quarterly Portfolio Schedule

    The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

    Annual Shareholder Report
    33

    Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

    This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

    Georgia Municipal Cash Trust
    Federated Investors Funds
    4000 Ericsson Drive
    Warrendale, PA 15086-7561

    Contact us at FederatedInvestors.com
    or call 1-800-341-7400.

    Federated Securities Corp., Distributor

    Cusip 60934N328

    29506 (12/09)

    Federated is a registered mark of Federated Investors, Inc.
    2009 Federated Investors, Inc.

    Maryland Municipal Cash Trust

    A Portfolio of Money Market Obligations Trust

    ANNUAL SHAREHOLDER REPORT

    October 31, 2009

    FINANCIAL HIGHLIGHTS
    SHAREHOLDER EXPENSE EXAMPLE
    PORTFOLIO OF INVESTMENTS SUMMARY TABLES
    PORTFOLIO OF INVESTMENTS
    STATEMENT OF ASSETS AND LIABILITIES
    STATEMENT OF OPERATIONS
    STATEMENT OF CHANGES IN NET ASSETS
    NOTES TO FINANCIAL STATEMENTS
    REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

    BOARD OF TRUSTEES AND TRUST OFFICERS
    EVALUATION AND APPROVAL OF ADVISORY CONTRACT
    VOTING PROXIES ON FUND PORTFOLIO SECURITIES
    QUARTERLY PORTFOLIO SCHEDULE

    Financial Highlights

    (For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.020	0.030	0.027	0.016
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	—	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.020	0.030	0.027	0.016
Less Distributions:
Distributions from net investment income	(0.001)	(0.020)	(0.030)	(0.027)	(0.016)
Distributions from net realized gain on investments	(0.000)[1]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.001)	(0.020)	(0.030)	(0.027)	(0.016)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.16%	2.00%	3.05%	2.73%	1.61%
Ratios to Average Net Assets:
Net expenses	0.74%	0.71%[3]	0.70%	0.69%	0.68%
Net investment income	0.18%	1.95%	3.01%	2.71%	1.58%
Expense waiver/reimbursement[4]	0.29%	0.20%	0.29%	0.43%	0.42%
Supplemental Data:
Net assets, end of period (000 omitted)	$51,928	$140,108	$113,640	$92,330	$78,122
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.71% for the year ended October 31, 2008, after taking into account this expense reduction.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
      See Notes which are an integral part of the Financial Statements
    Annual Shareholder Report
    1

    Shareholder Expense Example (unaudited)

    As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 to October 31, 2009.

    ACTUAL EXPENSES

    The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

    HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

    The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Annual Shareholder Report
    2

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2009	Ending Account Value 10/31/2009	Expenses Paid During Period[1]
Actual:	$1,000	$1,000.10	$3.73
Hypothetical (assuming a 5% return before expenses):	$1,000	$1,021.48	$3.77
1	Expenses are equal to the Fund's annualized net expense ratio of 0.74%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
    Annual Shareholder Report
    3

    Portfolio of Investments Summary Tables (unaudited)

    At October 31, 2009, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	78.3%
Municipal Notes	22.2%
Other Assets and Liabilities — Net[2]	(0.5)%
TOTAL	100.0%

    At October 31, 2009, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	74.2%
8-30 Days	4.1%
31-90 Days	2.9%
91-180 Days	15.5%
181 Days or more	3.8%
Other Assets and Liabilities — Net[2]	(0.5)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
    Annual Shareholder Report
    4

    Portfolio of Investments

    October 31, 2009

Principal Amount			Value
		Short-Term Municipals – 100.5%;1,2
		Maryland – 98.0%
$3,930,000		Anne Arundel County, MD, LT GO (Series 2009: General Improvements), 5.00% Bonds, 4/1/2010	4,002,821
975,000		Anne Arundel County, MD, LT GO (Series 2009: Water/Sewer), 2.50% Bonds, 4/1/2010	982,460
2,100,000		Baltimore County, MD Port Facility Monthly VRDNs (Occidental Petroleum Corp.)/(BNP Paribas SA LOC), 0.380%, 11/13/2009	2,100,000
760,000		Baltimore County, MD, (1994 Issue), Weekly VRDNs (Direct Marketing Associates, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.570%, 11/4/2009	760,000
1,240,000		Harford County, MD EDA, (Series 2001), Weekly VRDNs (Clark Finance LLC)/(Branch Banking & Trust Co. LOC), 0.360%, 11/5/2009	1,240,000
2,450,000		Howard County, MD EDRB, (Series 2005), Weekly VRDNs (Eight P CPL LLC)/(Comerica Bank LOC), 0.420%, 11/5/2009	2,450,000
3,000,000		Maryland Community Development Administration — MFH, (Series 1990B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.400%, 11/4/2009	3,000,000
1,300,000		Maryland Community Development Administration — MFH, (Series 2008B: Shakespeare Park Apartments), Weekly VRDNs (New Shakespeare Park LP)/(FHLMC LOC), 0.310%, 11/5/2009	1,300,000
1,405,000		Maryland Community Development Administration — MFH, (Series 2008C), Weekly VRDNs (The Residences at Ellicott Gardens)/(FHLMC LOC), 0.310%, 11/5/2009	1,405,000
2,000,000	[3,4]	Maryland Community Development Administration — Residential Revenue, PUTTERs (Series 3364), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.340%, 11/5/2009	2,000,000
500,000		Maryland Community Development Administration — Residential Revenue, (Series 2007 F), Weekly VRDNs (KBC Bank N.V. LIQ), 0.330%, 11/5/2009	500,000
1,750,000		Maryland State Economic Development Corp., (Series 1998), Weekly VRDNs (Morrison Health Care, Inc.)/(Bank of America N.A. LOC), 0.450%, 11/5/2009	1,750,000
735,000		Maryland State Economic Development Corp., (Series 1999A), Weekly VRDNs (Victor Graphics, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.460%, 11/6/2009	735,000
1,500,000		Maryland State Economic Development Corp., (Series 1999B), 7.625% Bonds (Chesapeake Bay Conference Center )/(United States Treasury PRF 12/1/2009@101), 12/1/2022	1,522,603
2,300,000		Maryland State Economic Development Corp., (Series 2000), Weekly VRDNs (AFCO Cargo BWI II LLC)/(SunTrust Bank LOC), 0.700%, 11/4/2009	2,300,000
    Annual Shareholder Report
    5

$1,930,000	Maryland State Economic Development Corp., (Series 2005A), Weekly VRDNs (Canusa Hershman Recycling)/(Wachovia Bank N.A. LOC), 0.520%, 11/6/2009	1,930,000
2,000,000	Maryland State Economic Development Corp., (Series 2008), Weekly VRDNs (Recycle 1 C & D Processing, Inc.)/(Branch Banking & Trust Co. LOC), 0.460%, 11/5/2009	2,000,000
2,500,000	Maryland State Health & Higher Educational Facilities Authority, (MT-277), Weekly VRDNs (Mercy Medical Center)/(FSA INS)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 0.860%, 11/5/2009	2,500,000
2,500,000	Maryland State Health & Higher Educational Facilities Authority, (Series 2004A), Weekly VRDNs (Shore Health System)/(SunTrust Bank LOC), 0.550%, 11/5/2009	2,500,000
2,500,000	Maryland State Health & Higher Educational Facilities Authority, (Series 2007), Weekly VRDNs (Beth Tfiloh Dahan Community School, Inc.)/(SunTrust Bank LOC), 0.550%, 11/4/2009	2,500,000
2,500,000	Maryland State Health & Higher Educational Facilities Authority, (Series 2008), Weekly VRDNs (Suburban Hospital Healthcare System, Inc.)/(SunTrust Bank LOC), 0.550%, 11/4/2009	2,500,000
500,000	Maryland State, (2005, First Series-A), 5.25% Bonds, 2/15/2010	506,751
1,245,000	Montgomery County, MD Department of Liquor Control, (2009 Series A), 3.00% Bonds, 4/1/2010	1,255,206
959,000	Montgomery County, MD Weekly VRDNs (Information Systems and Networks Corp.)/(Bank of America N.A. LOC), 0.900%, 11/2/2009	959,000
1,500,000	Prince Georges County, MD, (1997 Issue), Weekly VRDNs (Mona Branch Avenue Ltd. Partnership)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.410%, 11/3/2009	1,500,000
2,000,000	University System of Maryland, (Series 2003A), 0.55% TOBs, Mandatory Tender 6/1/2010	2,000,000
2,200,000	Washington County, MD EDRB, (Series 2006), Weekly VRDNs (Packaging Services of Maryland, Inc.)/(Wachovia Bank N.A. LOC), 0.570%, 11/5/2009	2,200,000
2,500,000	Westminster, MD EDRB, (Series 2004C), Daily VRDNs (Carroll Lutheran Village, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.600%, 11/2/2009	2,500,000
	TOTAL	50,898,841
	Puerto Rico – 2.5%
1,280,000	Puerto Rico Industrial, Medical & Environmental PCA, (Series 1983 A), 2.00% TOBs (Abbott Laboratories), Optional Tender 3/1/2010	1,280,000
	TOTAL MUNICIPAL INVESTMENTS — 100.5% (AT AMORTIZED COST)[5]	52,178,841
	OTHER ASSETS AND LIABILITIES - NET — (0.5)%[6]	(251,014)
	TOTAL NET ASSETS — 100%	$51,927,827
    Annual Shareholder Report
    6

      Securities that are subject to the federal alternative minimum tax (AMT) represent 46.1% of the portfolio as calculated based upon total market value (percentage is unaudited).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At October 31, 2009, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2009, these restricted securities amounted to $2,000,000, which represented 3.9% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2009, these liquid restricted securities amounted to $2,000,000, which represented 3.9% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
      Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.
      Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
      Level 1 — quoted prices in active markets for identical securities
      Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
      Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
      The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    Annual Shareholder Report
    7

        The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Short-Term Municipals	$ —	$52,178,841	$ —	$52,178,841
        The following acronyms are used throughout this portfolio:
EDA	— Economic Development Authority
EDRB	— Economic Development Revenue Bonds
FHLMC	— Federal Home Loan Mortgage Corporation
FSA	— Financial Security Assurance
GO	— General Obligation
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
LT	— Limited Tax
MFH	— Multi-Family Housing
PCA	— Pollution Control Authority
PRF	— Prerefunded
PUTTERs	— Puttable Tax-Exempt Receipts
TOBs	— Tender Option Bonds
VRDNs	— Variable Rate Demand Notes
        See Notes which are an integral part of the Financial Statements
      Annual Shareholder Report
      8

      Statement of Assets and Liabilities

      October 31, 2009

Assets:
Total investments in securities, at amortized cost and value		$52,178,841
Income receivable		108,024
TOTAL ASSETS		52,286,865
Liabilities:
Bank overdraft	$310,137
Income distribution payable	58
Payable for transfer and dividend disbursing agent fees and expenses	10,698
Payable for Directors'/Trustees' fees	424
Payable for portfolio accounting fees	10,403
Payable for shareholder services fee (Note 5)	7,643
Payable for share registration costs	11,843
Accrued expenses	7,832
TOTAL LIABILITIES		359,038
Net assets for 51,926,747 shares outstanding		$51,927,827
Net Assets Consist of:
Paid-in capital		$51,926,747
Accumulated net realized gain on investments		1,138
Distributions in excess of net investment income		(58)
TOTAL NET ASSETS		$51,927,827
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$51,927,827 ÷ 51,926,747 shares outstanding, no par value, unlimited shares authorized		$1.00
        See Notes which are an integral part of the Financial Statements
      Annual Shareholder Report
      9

      Statement of Operations

      Year Ended October 31, 2009

Investment Income:
Interest			$1,048,770
Expenses:
Investment adviser fee (Note 5)		$456,204
Administrative personnel and services fee (Note 5)		150,000
Custodian fees		5,138
Transfer and dividend disbursing agent fees and expenses		83,142
Directors'/Trustees' fees		1,716
Auditing fees		18,500
Legal fees		4,245
Portfolio accounting fees		43,040
Shareholder services fee (Note 5)		234,871
Account administration fee		47,958
Share registration costs		62,410
Printing and postage		13,414
Insurance premiums		4,686
Miscellaneous		56,499
TOTAL EXPENSES		1,181,823
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(299,174)
Waiver of administrative personnel and services fee	(23,858)
Waiver of shareholder services fee	(10,327)
Reimbursement of shareholder services fee	(1,920)
TOTAL WAIVERS AND REIMBURSEMENT		(335,279)
Net expenses			846,544
Net investment income			202,226
Net realized gain on investments			2,136
Change in net assets resulting from operations			$204,362
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Statement of Changes in Net Assets

Year Ended October 31	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$202,226	$2,773,700
Net realized gain on investments	2,136	72,726
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	204,362	2,846,426
Distributions to Shareholders:
Distributions from net investment income	(182,335)	(2,793,659)
Distributions from net realized gain on investments	(73,724)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(256,059)	(2,793,659)
Share Transactions:
Proceeds from sale of shares	264,164,456	497,790,931
Net asset value of shares issued to shareholders in payment of distributions declared	205,667	2,387,871
Cost of shares redeemed	(352,498,295)	(473,763,441)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(88,128,172)	26,415,361
Change in net assets	(88,179,869)	26,468,128
Net Assets:
Beginning of period	140,107,696	113,639,568
End of period (including distributions in excess of net investment income of $(58) and $(19,949), respectively)	$51,927,827	$140,107,696
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Notes to Financial Statements

October 31, 2009

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Maryland Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income tax imposed by the state of Maryland and Maryland municipalities consistent with stability of principal and liquidity. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

Annual Shareholder Report
12

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended October 31	2009	2008
Shares sold	264,164,456	497,790,931
Shares issued to shareholders in payment of distributions declared	205,667	2,387,871
Shares redeemed	(352,498,295)	(473,763,441)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(88,128,172)	26,415,361

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2009 and 2008, was as follows:

	2009	2008
Tax-exempt income	$182,335	$2,793,584
Ordinary income[1]	$73,724	$75
Annual Shareholder Report
13

As of October 31, 2009, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of tax-exempt income	$(58)
Undistributed ordinary income[1]	$1,138
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, the Adviser voluntarily waived $299,174 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, the net fee paid to FAS was 0.111% of average daily net assets of the Fund. FAS waived $23,858 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended October 31, 2009, FSSC voluntarily reimbursed $1,920 of shareholder services fees. For the year ended October 31, 2009, FSSC did not receive any fees paid by the Fund. In addition, for the year ended October 31, 2009, unaffiliated third-party financial intermediaries waived $10,327 of Service Fees. This waiver can be modified or terminated at any time.

Annual Shareholder Report
14

Interfund Transactions

During the year ended October 31, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $153,954,000 and $239,099,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2009, 73.1% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 18.8% of total investments.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other Funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the program was not utilized.

9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”) and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”) and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Annual Shareholder Report
15

As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

10. Subsequent events

Management has evaluated subsequent events through December 24, 2009, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

11. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2009, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Annual Shareholder Report
16

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF Trustees of Money Market Obligations Trust AND SHAREHOLDERS OF Maryland Municipal Cash Trust:

We have audited the accompanying statement of assets and liabilities of Maryland Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Maryland Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

December 24, 2009

Annual Shareholder Report
17

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised 39 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 149 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

18

INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Annual Shareholder Report
19

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee and Chairman of the Board of the Federated Fund Complex.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004, serves as a Senior Portfolio Manager and is a Vice President of the Trust. Ms. Cunningham was named an Executive Vice President of the Fund's Adviser in 2009. She joined Federated in 1981 and was a Senior Vice President of the Fund's Adviser from 1997 to 2009. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak has been the Fund's Portfolio Manager since June 1990. He is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.
Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Annual Shareholder Report

22

Evaluation and Approval of Advisory Contract - May 2009

Maryland Municipal Cash Trust (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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23

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Annual Shareholder Report
24

with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Annual Shareholder Report
25

reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Annual Shareholder Report
26

circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report
27

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Annual Shareholder Report
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Maryland Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N286

29507 (12/09)

Federated is a registered mark of Federated Investors, Inc.
2009 Federated Investors, Inc.

Massachusetts Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2009

Institutional Service Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.021	0.031	0.027	0.016
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.004	0.021	0.031	0.027	0.016
Less Distributions:
Distributions from net investment income	(0.004)	(0.021)	(0.031)	(0.027)	(0.016)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.004)	(0.021)	(0.031)	(0.027)	(0.016)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.41%	2.12%	3.17%	2.77%	1.65%[3]
Ratios to Average Net Assets:
Net expenses	0.62%	0.60%[4]	0.59%	0.60%	0.58%
Net investment income	0.39%	2.07%	3.10%	2.73%	1.58%
Expense waiver/reimbursement[5]	0.23%	0.22%	0.24%	0.31%	0.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$286,896	$291,499	$258,324	$250,048	$218,891
1	Represents less than $0.001.
2	Based on net asset value.
3	During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.02% on the total return.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.60% for the year ended October 31, 2008, after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
1

Financial Highlights - Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended October 31,				Period Ended 10/31/2005[1]
	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.017	0.027	0.023	0.011
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.017	0.027	0.023	0.011
Less Distributions:
Distributions from net investment income	(0.001)	(0.017)	(0.027)	(0.023)	(0.011)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.001)	(0.017)	(0.027)	(0.023)	(0.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.11%	1.71%	2.76%	2.37%	1.10%[4]
Ratios to Average Net Assets:
Net expenses	0.92%	1.00%[5]	0.99%	1.00%	1.00%[6]
Net investment income	0.10%	1.50%	2.72%	2.33%	1.61%[6]
Expense waiver/reimbursement[7]	0.55%	0.44%	0.47%	0.54%	0.60%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$121,016	$136,764	$34,709	$16,158	$16,646
1	Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.02% on the total return.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.00% for the year ended October 31, 2008, after taking into account this expense reduction.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
2

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 to October 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Shareholder Report
3

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2009	Ending Account Value 10/31/2009	Expenses Paid During Period[1]
Actual:
Institutional Service Shares	$1,000	$1,001.30	$3.08
Cash Series Shares	$1,000	$1,000.10	$4.29
Hypothetical (assuming a 5% return before expenses):
Institutional Service Shares	$1,000	$1,022.13	$3.11
Cash Series Shares	$1,000	$1,020.92	$4.33
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Service Shares	0.61%
Cash Series Shares	0.85%
Annual Shareholder Report
4

Portfolio of Investments Summary Tables (unaudited)

At October 31, 2009, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	72.4%
Municipal Notes	26.6%
Commercial Paper	0.8%
Other Assets and Liabilities — Net[2]	0.2%
TOTAL	100.0%

At October 31, 2009, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	72.4%
8-30 Days	0.8%
31-90 Days	7.2%
91-180 Days	5.0%
181 Days or more	14.4%
Other Assets and Liabilities — Net[2]	0.2%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
5

Portfolio of Investments

October 31, 2009

Principal Amount			Value
		Short-Term Municipals – 99.8%;1,2
		Massachusetts – 98.2%
$2,130,777		Acton, MA, 1.50% BANs, 6/30/2010	2,142,651
2,275,000		Avon, MA, 1.25% BANs, 12/3/2009	2,276,186
2,015,958		Ayer, MA, 1.50% BANs, 6/24/2010	2,022,383
1,907,744		Barnstable, MA, 1.50% BANs, 6/17/2010	1,917,802
3,000,000		Billerica, MA, 1.50% BANs, 5/21/2010	3,012,292
7,625,000		Boston, MA IDFA, (Series 2006C) Weekly VRDNs (Fenway Community Health Center)/(Banco Santander, S.A. LOC), 0.260%, 11/4/2009	7,625,000
3,100,000		Carver, MA, 1.50% BANs, 5/21/2010	3,109,335
8,200,000		Commonwealth of Massachusetts, (Series 1997-B) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.260%, 11/5/2009	8,200,000
2,650,000		Commonwealth of Massachusetts, (Series 2000A) Daily VRDNs (GTD by Landesbank Baden-Wurttemberg LIQ), 0.250%, 11/2/2009	2,650,000
3,100,000		Commonwealth of Massachusetts, (Series 2001 B) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.200%, 11/5/2009	3,100,000
1,750,000		Commonwealth of Massachusetts, (Series 2001 C) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.200%, 11/5/2009	1,750,000
3,255,000	[3,4]	Commonwealth of Massachusetts, 1999 SG 126 Weekly VRDNs (Societe Generale, Paris LIQ), 0.180%, 11/5/2009	3,255,000
3,950,000	[3,4]	Commonwealth of Massachusetts, MACON (Series 2005C) Weekly VRDNs (Bank of America N.A. LIQ), 0.360%, 11/5/2009	3,950,000
15,920,000	[3,4]	Commonwealth of Massachusetts, MERLOTS (Series 2006-B30) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 0.200%, 11/4/2009	15,920,000
2,785,000	[3,4]	Commonwealth of Massachusetts, Variable Rate Certificates (Series 2001-O) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 0.290%, 11/5/2009	2,785,000
3,485,000	[3,4]	Commonwealth of Massachusetts, Variable Rate Certificates (Series 2002-C) Weekly VRDNs (Bank of America N.A. LIQ), 0.290%, 11/5/2009	3,485,000
1,431,000		East Bridgewater, MA, 2.30% BANs, 12/11/2009	1,432,627
1,112,610		Hull, MA, 1.50% BANs, 7/9/2010	1,116,382
1,858,000		Ipswich, MA, 1.25% BANs, 12/16/2009	1,859,407
1,279,000		Kingston, MA, 2.50% BANs, 1/26/2010	1,282,719
6,000,000		Lincoln, MA, 1.50% RANs, 12/15/2009	6,007,184
5,200,000		Littleton, MA, 1.50% BANs, 10/15/2010	5,239,365
6,285,000		Littleton, MA, 1.50% BANs, 2/2/2010	6,292,927
4,500,000		Lowell, MA, 2.00% BANs, 9/17/2010	4,544,980
Annual Shareholder Report
6

$2,000,000		Lynn, MA, 1.75% BANs, 10/15/2010	2,009,407
4,455,000		Massachusetts Bay Transportation Authority General Transportation System, (Series 1999) Weekly VRDNs (GTD by Landesbank Baden-Wurttemberg LIQ), 0.260%, 11/4/2009	4,455,000
16,350,000	[3,4]	Massachusetts Bay Transportation Authority General Transportation System, DCL (Series 2008-026) Daily VRDNs (Dexia Credit Local LIQ), 0.400%, 11/5/2009	16,350,000
10,375,000	[3,4]	Massachusetts Bay Transportation Authority Sales Tax Revenue, BB&T Floater Certificate (Series 2029) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.270%, 11/5/2009	10,375,000
5,450,000		Massachusetts Development Finance Agency Weekly VRDNs (Fay School)/(TD Banknorth N.A. LOC), 0.300%, 11/5/2009	5,450,000
8,000,000		Massachusetts Development Finance Agency, (Series 2008) Weekly VRDNs (Bridgewell, Inc.)/(Key Bank, N.A. LOC), 0.650%, 11/5/2009	8,000,000
4,865,000		Massachusetts Development Finance Agency, (Series 2008) Weekly VRDNs (Clark University)/(TD Banknorth N.A. LOC), 0.200%, 11/4/2009	4,865,000
3,200,000		Massachusetts Development Finance Agency, (Series U-1) Weekly VRDNs (Boston University)/(Bank of Nova Scotia, Toronto LOC), 0.150%, 11/5/2009	3,200,000
5,000,000		Massachusetts Development Finance Agency, (Series U-2) Weekly VRDNs (Boston University)/(BNP Paribas S.A. LOC), 0.150%, 11/5/2009	5,000,000
12,735,000		Massachusetts HEFA, (Series 2004D) Weekly VRDNs (Cape Cod Healthcare)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.350%, 11/5/2009	12,735,000
3,700,000		Massachusetts HEFA, (Series 2004F) Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC), 0.240%, 11/4/2009	3,700,000
1,560,000		Massachusetts HEFA, (Series 2004G) Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC), 0.240%, 11/4/2009	1,560,000
27,570,000	[3,4]	Massachusetts HEFA, (Series 2007-0001) Weekly VRDNs (Worcester City Campus Corp.)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.160%, 11/5/2009	27,570,000
1,980,000		Massachusetts HEFA, (Series 2008G) Weekly VRDNs (South Shore Hospital)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.290%, 11/5/2009	1,980,000
3,000,000		Massachusetts HEFA, (Series 2009C) Tranche 2 Daily VRDNs (Henry Heywood Memorial Hospital)/(TD Banknorth N.A. LOC), 0.200%, 11/2/2009	3,000,000
12,000,000		Massachusetts HEFA, (Series A) Weekly VRDNs (Suffolk University)/(FHLB of Boston LOC), 0.400%, 11/5/2009	12,000,000
10,325,000		Massachusetts HEFA, (Series A-1) Weekly VRDNs (Sherrill House)/(RBS Citizens Bank N.A. LOC), 0.970%, 11/5/2009	10,325,000
2,100,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Suffolk University)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 11/5/2009	2,100,000
Annual Shareholder Report
7

$5,000,000	[3,4]	Massachusetts HEFA, BB&T Floater Certificates (Series 2008-56) Weekly VRDNs (Harvard University)/(Branch Banking & Trust Co. LIQ), 0.200%, 11/5/2009	5,000,000
4,400,000		Massachusetts HEFA, Pool Loan Program Issue, (Series N) Daily VRDNs (TD Banknorth N.A. LOC), 0.200%, 11/2/2009	4,400,000
7,245,000	[3,4]	Massachusetts HEFA, State Trust (Series 2009-27C) Weekly VRDNs (Baystate Medical Center)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.200%, 11/5/2009	7,245,000
5,505,000	[3,4]	Massachusetts HEFA, Variable Rate Certificates (Series 2002-D) Weekly VRDNs (Massachusetts Institute of Technology)/(Bank of America N.A. LIQ), 0.260%, 11/5/2009	5,505,000
3,100,000		Massachusetts IFA, (Series 1992B), 1.05% CP (New England Power Co.), Mandatory Tender 11/10/2009	3,100,000
3,000,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Governor Dummer Academy)/(TD Banknorth N.A. LOC), 0.220%, 11/5/2009	3,000,000
2,120,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Newbury College)/(Bank of America N.A. LOC), 0.800%, 11/5/2009	2,120,000
1,480,000		Massachusetts IFA, (Series 1997) Weekly VRDNs (Massachusetts Society for the Prevention of Cruelty to Animals)/(Bank of America N.A. LOC), 0.300%, 11/5/2009	1,480,000
6,000,000	[3,4]	Massachusetts School Building Authority, PUTTERs (Series 1052Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.240%, 11/5/2009	6,000,000
4,000,000	[3,4]	Massachusetts School Building Authority, PUTTERs (Series 2479Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.240%, 11/5/2009	4,000,000
3,800,000		Massachusetts State Development Finance Agency Weekly VRDNs (Family Services Association of Greater Boston)/(FHLB of Boston LOC), 0.260%, 11/4/2009	3,800,000
700,000		Massachusetts State Development Finance Agency, (Series 2001A) Weekly VRDNs (Alliance of Massachusetts, Inc.)/(PNC Bank, N.A. LOC), 0.200%, 11/5/2009	700,000
3,500,000		Massachusetts State Development Finance Agency, (Series 2004A) Weekly VRDNs (Briarwood Retirement Community)/(Comerica Bank LOC), 0.500%, 11/5/2009	3,500,000
2,800,000		Massachusetts State Development Finance Agency, (Series 2005) Weekly VRDNs (ISO New England, Inc.)/(TD Banknorth N.A. LOC), 0.190%, 11/5/2009	2,800,000
6,500,000		Massachusetts State Development Finance Agency, (Series 2005A) Weekly VRDNs (Suffolk University)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 11/4/2009	6,500,000
3,740,000		Massachusetts State Development Finance Agency, (Series 2006) Daily VRDNs (Melmark New England)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.210%, 11/5/2009	3,740,000
Annual Shareholder Report
8

$11,145,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Becker College)/(Fifth Third Bank, Cincinnati LOC), 1.260%, 11/5/2009	11,145,000
1,800,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Governor Dummer Academy)/(TD Banknorth N.A. LOC), 0.220%, 11/4/2009	1,800,000
5,000,000		Massachusetts State Development Finance Agency, (Series A) Weekly VRDNs (Seven Hills Foundation & Affiliates)/(TD Banknorth N.A. LOC), 0.350%, 11/5/2009	5,000,000
3,500,000		Massachusetts State Development Finance Agency, (Series B) Weekly VRDNs (Linden Ponds, Inc.)/(Banco Santander, S.A. LOC), 0.200%, 11/5/2009	3,500,000
9,865,000	[3,4]	Massachusetts State Special Obligation Revenue, GS Trust (Series 2007-96T) Weekly VRDNs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.260%, 11/5/2009	9,865,000
95,000	[3,4]	Massachusetts Water Pollution Abatement Trust Pool, (PT-1185) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 0.220%, 11/5/2009	95,000
12,560,000	[3,4]	Massachusetts Water Resources Authority, PT-4370 Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.970%, 11/5/2009	12,560,000
1,550,000		Medfield, MA, 1.50% BANs, 6/18/2010	1,557,236
1,500,000		Medway, MA, 1.35% BANs, 6/4/2010	1,503,057
2,752,797		Medway, MA, 1.50% BANs, 8/15/2010	2,768,903
5,095,475		Montague, MA, 2.25% BANs, 12/23/2009	5,105,596
2,900,000		New Bedford, MA, 1.25% BANs, 2/12/2010	2,903,632
1,360,000		Newton, MA, 3.00% Bonds, 4/1/2010	1,373,147
2,888,075		North Reading, MA, 1.50% BANs, 9/16/2010	2,900,562
2,605,000		Northampton, MA, 1.25% BANs, 6/30/2010	2,614,391
2,400,000		Northampton, MA, 2.50% BANs, 2/12/2010	2,406,669
2,476,000		Pittsfield, MA, 1.75% BANs, 6/30/2010	2,484,060
3,000,000		Pittsfield, MA, 2.00% BANs, 1/29/2010	3,001,797
4,426,900		Pittsfield, MA, 2.00% BANs, 10/15/2010	4,477,984
5,000,000		Revere, MA, 1.50% BANs, 8/6/2010	5,016,947
1,100,000		Rowley, MA, 2.25% BANs, 5/7/2010	1,104,159
3,669,000		Salisbury, MA, 1.50% BANs, 7/23/2010	3,687,417
2,208,000		Saugus, MA, 2.75% BANs, 3/3/2010	2,211,602
2,500,481		Somerville, MA, 1.25% BANs, 2/19/2010	2,504,948
3,065,000		Southwick, MA, 1.50% BANs, 7/30/2010	3,081,977
2,563,699		Spencer, MA, 2.00% BANs, 6/18/2010	2,579,697
2,545,000		Taunton, MA, 3.00% Bonds, 12/1/2009	2,549,549
2,638,000		Waltham, MA, 1.00% BANs, 2/2/2010	2,640,318
2,750,000		Westfield, MA, 2.25% BANs, 1/15/2010	2,756,987
Annual Shareholder Report
9

$3,000,000	Westfield, MA, 2.50% BANs, 1/15/2010	3,006,072
	TOTAL	400,742,354
	Puerto Rico – 1.6%
6,300,000	Puerto Rico Highway and Transportation Authority, (Series 1998 A) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.320%, 11/4/2009	6,300,000
	TOTAL SHORT-TERM MUNICIPALS — 99.8% (AT AMORTIZED COST)[5]	407,042,354
	OTHER ASSETS AND LIABILITIES - NET — 0.2%[6]	869,718
	TOTAL NET ASSETS — 100%	$407,912,072
  On October 31, 2009, the Fund held no securities that were subject to the federal alternative minimum tax (AMT) (unaudited).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At October 31, 2009, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)
First Tier	Second Tier
98.7%	1.3%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2009, these restricted securities amounted to $133,960,000, which represented 32.8% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2009, these liquid restricted securities amounted to $133,960,000, which represented 32.8% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.
Annual Shareholder Report
10

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Short-Term Municipals	$ —	$407,042,354	$ —	$407,042,354
  The following acronyms are used throughout this portfolio:
BANs	— Bond Anticipation Notes
CP	— Commercial Paper
FHLB	— Federal Home Loan Bank
FSA	— Financial Security Assurance
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
IDFA	— Industrial Development Financing Authority
IFA	— Industrial Finance Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
PUTTERs	— Puttable Tax-Exempt Receipts
RANs	— Revenue Anticipation Notes
VRDNs	— Variable Rate Demand Notes
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Statement of Assets and Liabilities

October 31, 2009

Assets:
Total investments in securities, at amortized cost and value		$407,042,354
Cash		196,218
Income receivable		814,220
TOTAL ASSETS		408,052,792
Liabilities:
Payable for shares redeemed	$7,000
Income distribution payable	378
Payable for investment adviser fee (Note 5)	18,831
Payable for administrative personnel and services fee (Note 5)	27,350
Payable for custodian fees	2,322
Payable for transfer and dividend disbursing agent fees and expenses	17,824
Payable for Directors'/Trustees' fees	799
Payable for portfolio accounting fees	23,145
Payable for distribution services fee (Note 5)	380
Payable for shareholder services fee (Note 5)	23,362
Payable for share registration costs	11,371
Payable for printing and postage	1,324
Accrued expenses	6,634
TOTAL LIABILITIES		140,720
Net assets for 407,854,987 shares outstanding		$407,912,072
Net Assets Consist of:
Paid-in capital		$407,855,199
Accumulated net realized gain on investments		57,251
Distributions in excess of net investment income		(378)
TOTAL NET ASSETS		$407,912,072
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$286,895,783 ÷ 286,849,949 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$121,016,289 ÷ 121,005,038 shares outstanding, no par value, unlimited shares authorized		$1.00
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Statement of Operations

Year Ended October 31, 2009

Investment Income:
Interest			$4,344,253
Expenses:
Investment adviser fee (Note 5)		$1,711,038
Administrative personnel and services fee (Note 5)		332,111
Custodian fees		15,546
Transfer and dividend disbursing agent fees and expenses		198,120
Directors'/Trustees' fees		3,760
Auditing fees		18,500
Legal fees		8,181
Portfolio accounting fees		95,812
Distribution services fee — Cash Series Shares (Note 5)		842,254
Shareholder services fee — Institutional Service Shares (Note 5)		421,259
Shareholder services fee — Cash Series Shares (Note 5)		350,939
Account administration fee — Institutional Service Shares		255,227
Share registration costs		71,883
Printing and postage		23,485
Insurance premiums		5,364
Miscellaneous		162,749
TOTAL EXPENSES		4,516,228
Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	$(18,817)
Waiver of administrative personnel and services fee	(6,586)
Waiver of distribution services fee — Cash Series Shares	(647,520)
Waiver of shareholder services fee — Institutional Service Shares	(9,246)
Waiver of shareholder services fee — Cash Series Shares	(108,380)
Reimbursement of shareholder services fee — Institutional Service Shares	(412,013)
Reimbursement of shareholder services fee — Cash Series Shares	(3,652)
Reimbursement of account administration fee — Institutional Service Shares	(229,202)
TOTAL WAIVERS AND REIMBURSEMENTS		$(1,435,416)
Net expenses			$3,080,812
Net investment income			1,263,441
Net realized gain on investments			60,626
Change in net assets resulting from operations			$1,324,067
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Statement of Changes in Net Assets

Year Ended October 31	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,263,441	$7,715,264
Net realized gain on investments	60,626	63,810
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,324,067	7,779,074
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(1,102,960)	(6,227,930)
Cash Series Shares	(137,183)	(1,511,203)
Distributions from net realized gain on investments
Institutional Service Shares	(41,695)	(8,274)
Cash Series Shares	(22,598)	(1,505)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,304,436)	(7,748,912)
Share Transactions:
Proceeds from sale of shares	889,559,869	1,235,916,128
Net asset value of shares issued to shareholders in payment of distributions declared	547,124	3,842,694
Cost of shares redeemed	(910,476,811)	(1,104,559,889)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(20,369,818)	135,198,933
Change in net assets	(20,350,187)	135,229,095
Net Assets:
Beginning of period	428,262,259	293,033,164
End of period (including distributions in excess of net investment income of $(378) and $(23,676), respectively)	$407,912,072	$428,262,259
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Notes to Financial Statements

October 31, 2009

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Massachusetts Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Annual Shareholder Report
15

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Annual Shareholder Report
16

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended October 31	2009		2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	622,472,033	$622,472,033	803,026,291	$803,026,291
Shares issued to shareholders in payment of distributions declared	387,986	387,986	2,368,945	2,368,945
Shares redeemed	(627,475,538)	(627,475,538)	(772,252,775)	(772,252,775)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(4,615,519)	$(4,615,519)	33,142,461	$33,142,461
Year Ended October 31	2009		2008
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	267,087,836	$267,087,836	432,889,837	$432,889,837
Shares issued to shareholders in payment of distributions declared	159,138	159,138	1,473,749	1,473,749
Shares redeemed	(283,001,273)	(283,001,273)	(332,307,114)	(332,307,114)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(15,754,299)	$(15,754,299)	102,056,472	$102,056,472
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(20,369,818)	$(20,369,818)	135,198,933	$135,198,933

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2009 and 2008, was as follows:

	2009	2008
Tax-exempt income	$1,240,143	$7,739,133
Ordinary income[1]	$22,962	$6,519
Long-term capital gains	$41,331	$3,260

As of October 31, 2009, the components of distributable earnings on a tax basis were as follows:

Distribution in excess of tax-exempt income	$(378)
Undistributed ordinary income[1]	$52,421
Undistributed long-term capital gains	$4,830
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, the Adviser voluntarily waived $18,817 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $6,586 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.60% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, FSC voluntarily waived $647,520 its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2009, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended October 31, 2009, FSSC voluntarily reimbursed $415,665 of shareholder services fees and Annual Shareholder Report
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$229,202 of account administration fees. For the year ended October 31, 2009, FSSC did not receive any fees paid by the Fund. In addition, for the year ended October 31, 2009, unaffiliated third-party financial intermediaries waived $117,626 of Service Fees. This waiver can be modified or terminated at any time.

Interfund Transactions

During the year ended October 31, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $451,440,000 and $516,195,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2009, 51.6% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 10.1% of total investments.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the program was not utilized.

9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual Annual Shareholder Report
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fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

10. Subsequent events

Management has evaluated subsequent events through December 24, 2009, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

11. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2009, the amount of long-term capital gains designated by the Fund was $41,331.

For the year ended October 31, 2009, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF Trustees of Money Market Obligations Trust AND SHAREHOLDERS OF Massachusetts Municipal Cash Trust:

We have audited the accompanying statement of assets and liabilities of Massachusetts Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Massachusetts Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 24, 2009

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Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised 39 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 149 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee and Chairman of the Board of the Federated Fund Complex.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004, serves as a Senior Portfolio Manager and is a Vice President of the Trust. Ms. Cunningham was named an Executive Vice President of the Fund's Adviser in 2009. She joined Federated in 1981 and was a Senior Vice President of the Fund's Adviser from 1997 to 2009. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since 1990. Ms. Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.
Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

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Evaluation and Approval of Advisory Contract - May 2009

Massachusetts Municipal Cash Trust (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Annual Shareholder Report
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with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Annual Shareholder Report
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reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Annual Shareholder Report
30

circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report
31

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Annual Shareholder Report
32

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Massachusetts Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N518
Cusip 608919882

29519 (12/09)

Federated is a registered mark of Federated Investors, Inc.
2009 Federated Investors, Inc.

Michigan Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2009

Institutional Service Shares
Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.005	0.023	0.032	0.028	0.017
Net realized gain (loss) on investments	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.023	0.032	0.028	0.017
Less Distributions:
Distributions from net investment income	(0.005)	(0.023)	(0.032)	(0.028)	(0.017)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.005)	(0.023)	(0.032)	(0.028)	(0.017)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.55%	2.34%	3.23%	2.88%	1.72%
Ratios to Average Net Assets:
Net expenses	0.60%[3]	0.57%[3]	0.56%	0.56%	0.56%
Net investment income	0.56%	2.27%	3.19%	2.87%	1.71%
Expense waiver/reimbursement[4]	0.26%	0.26%	0.29%	0.38%	0.37%
Supplemental Data:
Net assets, end of period (000 omitted)	$265,241	$655,274	$232,700	$198,530	$170,683
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.60% and 0.57% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
1

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007	0.024	0.033	0.030	0.019
Net realized gain (loss) on investments	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.007	0.024	0.033	0.030	0.019
Less Distributions:
Distributions from net investment income	(0.007)	(0.024)	(0.033)	(0.030)	(0.019)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.007)	(0.024)	(0.033)	(0.030)	(0.019)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.72%	2.51%	3.39%	3.05%	1.89%[3]
Ratios to Average Net Assets:
Net expenses	0.44%[4]	0.41%[4]	0.40%	0.40%	0.40%
Net investment income	0.76%	2.43%	3.34%	3.00%	1.84%
Expense waiver/reimbursement[5]	0.17%	0.17%	0.20%	0.41%	0.53%
Supplemental Data:
Net assets, end of period (000 omitted)	$39,342	$81,651	$79,573	$47,176	$41,364
1	Represents less than $0.001.
2	Based on net asset value.
3	During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.01% on the total return.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.44% and 0.41% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
2

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 to October 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Shareholder Report
3

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2009	Ending Account Value 10/31/2009	Expenses Paid During Period[1]
Actual:
Institutional Service Shares	$1,000	$1,001.70	$3.08
Institutional Shares	$1,000	$1,002.50	$2.27
Hypothetical (assuming a 5% return before expenses):
Institutional Service Shares	$1,000	$1,022.13	$3.11
Institutional Shares	$1,000	$1,022.94	$2.29
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:
Institutional Service Shares	0.61%
Institutional Shares	0.45%

Annual Shareholder Report

4

Portfolio of Investments Summary Tables (unaudited)

At October 31, 2009, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	65.6%
Municipal Notes	21.4%
Commercial Paper	12.5%
Other Assets and Liabilities — Net[2]	0.5%
TOTAL	100.0%

At October 31, 2009, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	78.1%
8-30 Days	0.0%
31-90 Days	2.0%
91-180 Days	1.7%
181 Days or more	17.7%
Other Assets and Liabilities — Net[2]	0.5%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
5

Portfolio of Investments

October 31, 2009

Principal Amount			Value
		Short-Term Municipals – 99.5%;1,2
		Michigan – 97.8%
$9,240,000	[3,4]	Detroit, MI City School District, Variable Certificates (Series 2002H) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 0.310%, 11/5/2009	9,240,000
13,500,000		East Lansing, MI School District, (2000 School Building and Site Bonds), 5.625% Bonds (United States Treasury PRF 5/1/2010@100), 5/1/2030	13,844,014
10,040,000		Fremont, MI Hospital Finance Authority, (Series 2007) Weekly VRDNs (Gerber Memorial Health Services)/(Fifth Third Bank, Cincinnati LOC), 0.770%, 11/6/2009	10,040,000
9,805,000		Grand Rapids, MI Economic Development Corp., (Series 2000) Weekly VRDNs (Holland Home Obligated Group)/(Fifth Third Bank, Michigan LOC), 0.650%, 11/5/2009	9,805,000
900,000		Grand Rapids, MI Economic Development Corp., (Series 1991-A) Weekly VRDNs (Amway Hotel Corp.)/(Bank of America N.A. LOC), 0.540%, 11/4/2009	900,000
1,100,000		Grand Rapids, MI IDR Weekly VRDNs (Precision Aerospace, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.400%, 11/4/2009	1,100,000
675,000		Grand Rapids, MI IDR, (Series 1999) Weekly VRDNs (Kent Quality Foods, Inc.)/(U.S. Bank, N.A. LOC), 0.490%, 11/5/2009	675,000
2,500,000		Grand Rapids, MI IDR, (Series 2007) Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 0.400%, 11/5/2009	2,500,000
2,800,000		Green Lake Township, MI Daily VRDNs (Interlochen Center)/(Harris, N.A. LOC), 0.200%, 11/2/2009	2,800,000
7,235,000		Huron County, MI Economic Development Corp., (Series 2001) Weekly VRDNs (Scheurer Hospital)/(RBS Citizens Bank N.A. LOC), 1.060%, 11/5/2009	7,235,000
7,825,000		Iron County, MI EDC, (Series 2008) Weekly VRDNs (Pine River Hardwoods, LLC)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.550%, 11/5/2009	7,825,000
5,500,000		Kalamazoo, MI Hospital Finance Authority, (Series 2006) Weekly VRDNs (Bronson Methodist Hospital)/(FSA INS)/(National City Bank LOC), 0.520%, 11/4/2009	5,500,000
6,000,000		Kalamazoo, MI, (Series 2009), 1.50% TANs, 12/1/2009	6,001,219
13,000,000		Livonia, MI Economic Development Corp., (Series 2007) Weekly VRDNs (Madonna University)/(RBS Citizens Bank N.A. LOC), 1.960%, 11/6/2009	13,000,000
3,535,000		Marquette County, MI, (Series 2007B) Weekly VRDNs (Bell Memorial Hospital)/(RBS Citizens Bank N.A. LOC), 1.060%, 11/5/2009	3,535,000
4,030,000		Michigan Higher Education Facilities Authority, (Series 2004) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.770%, 11/6/2009	4,030,000
Annual Shareholder Report
6

$8,600,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.770%, 11/6/2009	8,600,000
14,500,000	[3,4]	Michigan Higher Education Facilities Authority, RBC Muni Trust (Series 2008-L29) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.350%, 11/5/2009	14,500,000
3,100,000		Michigan Job Development Authority Weekly VRDNs (Andersons Project)/(Credit Lyonnais SA LOC), 0.800%, 11/4/2009	3,100,000
3,000,000		Michigan Municipal Bond Authority, State Aid Revenue (Series 2009 C-1), 3.00% TANs, 8/20/2010	3,037,848
38,225,000		Michigan State Building Authority, (Series 5), 0.55% CP (Bank of New York and State Street Bank and Trust Co. LOCs), Mandatory Tender 11/5/2009	38,225,000
36,505,000		Michigan State Financial Authority, (Series 1999B), 2.75% TOBs (Ascension Health Credit Group), Mandatory Tender 8/15/2010	37,103,568
1,680,000		Michigan State Hospital Finance Authority, (Series 2003B) Daily VRDNs (Crittenton Hospital Medical Center)/(Comerica Bank LOC), 0.300%, 11/2/2009	1,680,000
6,125,000		Michigan State Housing Development Authority, (2003 Series C) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.400%, 11/4/2009	6,125,000
880,000		Michigan State Housing Development Authority, (Series 2001B) Weekly VRDNs (Sand Creek Apartments)/(FHLB of Indianapolis LOC), 0.420%, 11/5/2009	880,000
1,810,000		Michigan State Strategic Fund Weekly VRDNs (Anro LLC)/(U.S. Bank, N.A. LOC), 0.570%, 11/5/2009	1,810,000
695,000		Michigan State Strategic Fund Weekly VRDNs (Dynamic Plastics, Inc.)/(Bank of America N.A. LOC), 0.960%, 11/4/2009	695,000
260,000		Michigan State Strategic Fund Weekly VRDNs (Elbie & Sohn, Inc.)/(Bank of America N.A. LOC), 0.510%, 11/4/2009	260,000
490,000		Michigan State Strategic Fund Weekly VRDNs (Enprotech Mechanical Services, Inc.)/(Bank of America N.A. LOC), 0.510%, 11/4/2009	490,000
900,000		Michigan State Strategic Fund Weekly VRDNs (Middleville Tool & Die)/(U.S. Bank, N.A. LOC), 1.400%, 11/4/2009	900,000
600,000		Michigan State Strategic Fund Weekly VRDNs (Moore Flame Cutting)/(Bank of America N.A. LOC), 0.510%, 11/4/2009	600,000
3,100,000		Michigan State Strategic Fund Weekly VRDNs (Stegner East Investments LLC)/(Comerica Bank LOC), 0.450%, 11/5/2009	3,100,000
800,000		Michigan State Strategic Fund Weekly VRDNs (Universal Tube, Inc.)/(Bank of America N.A. LOC), 0.510%, 11/5/2009	800,000
105,000		Michigan State Strategic Fund, (Series 1995) Weekly VRDNs (RSR LLC)/(Fifth Third Bank, Michigan LOC), 0.640%, 11/5/2009	105,000
1,500,000		Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (Agape Plastics, Inc.)/(U.S. Bank, N.A. LOC), 1.400%, 11/4/2009	1,500,000
Annual Shareholder Report
7

$1,300,000	Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (LPB, LLC)/(Comerica Bank LOC), 1.400%, 11/4/2009	1,300,000
1,110,000	Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (Monroe Publishing Co.)/(Comerica Bank LOC), 0.450%, 11/5/2009	1,110,000
800,000	Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (Production Engineering, Inc.)/(Bank of America N.A. LOC), 0.500%, 11/5/2009	800,000
1,000,000	Michigan State Strategic Fund, (Series 1999) Weekly VRDNs (Whitehall Industries, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.400%, 11/4/2009	1,000,000
3,065,000	Michigan State Strategic Fund, (Series 2000) Weekly VRDNs (Lee Steel Corp.)/(Comerica Bank LOC), 0.450%, 11/5/2009	3,065,000
1,500,000	Michigan State Strategic Fund, (Series 2000) Weekly VRDNs (MacArthur Corp.)/(JPMorgan Chase Bank, N.A. LOC), 1.400%, 11/5/2009	1,500,000
800,000	Michigan State Strategic Fund, (Series 2001) Weekly VRDNs (Delta Containers, Inc.)/(Comerica Bank LOC), 3.000%, 11/5/2009	800,000
600,000	Michigan State Strategic Fund, (Series 2001B) Weekly VRDNs (Blair Equipment Co.)/(JPMorgan Chase Bank, N.A. LOC), 3.000%, 11/4/2009	600,000
2,455,000	Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Catholic Social Services of Lansing/St. Vincent Home, Inc.)/(Comerica Bank LOC), 0.250%, 11/5/2009	2,455,000
4,000,000	Michigan State Strategic Fund, (Series 2004) Weekly VRDNs (Red Arrow Dairy LLC)/(Bank of the West, San Francisco, CA LOC), 0.610%, 11/5/2009	4,000,000
800,000	Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Michigan Heartland Goodwill Industries, Inc.)/(ABN AMRO Bank NV, Amsterdam LOC), 0.260%, 11/5/2009	800,000
3,400,000	Michigan State Strategic Fund, (Series 2007) Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.400%, 11/5/2009	3,400,000
1,300,000	Michigan State Strategic Fund, (Series 98) Weekly VRDNs (CAMAC LLC)/(JPMorgan Chase Bank, N.A. LOC), 1.400%, 11/4/2009	1,300,000
2,000,000	Michigan State Strategic Fund, (Series A) Weekly VRDNs (Phipps Emmett Associates)/(Bank of America N.A. LOC), 0.510%, 11/4/2009	2,000,000
725,000	Michigan State Strategic Fund, (Series B) Weekly VRDNs (Teal Run Apartments)/(FHLB of Indianapolis LOC), 0.520%, 11/5/2009	725,000
1,910,000	Michigan State Strategic Fund, LO Refunding Revenue Bonds Daily VRDNs (Peachwood Center Association)/(Comerica Bank LOC), 0.250%, 11/4/2009	1,910,000
1,620,000	Michigan State Strategic Fund, Revenue Bond Weekly VRDNs (Frank Street, LLC)/(Bank of America N.A. LOC), 0.500%, 11/5/2009	1,620,000
1,015,000	Michigan State Strategic Fund, Revenue Bonds Weekly VRDNs (Waltec American Forgings, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.750%, 11/5/2009	1,015,000
Annual Shareholder Report
8

$2,800,000	Michigan State Strategic Fund, (Series 2002) Weekly VRDNs (Universal Forest Products Eastern Division, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.570%, 11/5/2009	2,800,000
1,723,000	Michigan State Strategic Fund, Solid Waste Disposal Revenue Bonds Weekly VRDNs (Grayling Generating Station LP)/(Barclays Bank PLC LOC), 0.270%, 11/4/2009	1,723,000
1,990,000	Michigan Strategic Fund Weekly VRDNs (BK Real Estate, LLC)/(Bank of America N.A. LOC), 0.500%, 11/5/2009	1,990,000
2,600,000	Michigan Strategic Fund Weekly VRDNs (Creative Foam Corp.)/(JPMorgan Chase Bank, N.A. LOC), 1.400%, 11/4/2009	2,600,000
2,315,000	Michigan Strategic Fund Weekly VRDNs (Emerson School)/(Key Bank, N.A. LOC), 0.900%, 11/5/2009	2,315,000
2,450,000	Michigan Strategic Fund Weekly VRDNs (Wilden Adventures)/(Comerica Bank LOC), 0.450%, 11/5/2009	2,450,000
1,540,000	Michigan Strategic Fund, (Series 1998) Weekly VRDNs (Cayman Chemical Company, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.550%, 11/5/2009	1,540,000
2,395,000	Michigan Strategic Fund, (Series 2006) Weekly VRDNs (Premiere Property Holdings, LLC)/(Bank of America N.A. LOC), 0.400%, 11/5/2009	2,395,000
1,820,000	Michigan Strategic Fund, (Series 2007A) Weekly VRDNs (Southwest Ventures LLC)/(Wells Fargo Bank, N.A. LOC), 0.520%, 11/5/2009	1,820,000
10,000,000	Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Fresh Solution Farms)/(Fifth Third Bank, Cincinnati LOC), 0.970%, 11/6/2009	10,000,000
3,000,000	Michigan Strategic Fund, (Series 2008) Weekly VRDNs (The Corners: A Campus for Caring Communities)/(Fifth Third Bank, Cincinnati LOC), 0.770%, 11/6/2009	3,000,000
1,415,000	Michigan Strategic Fund, (Series 2008A) Weekly VRDNs (El Matador Enterprises, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.970%, 11/6/2009	1,415,000
5,790,000	Michigan Strategic Fund, (Series 2008B) Weekly VRDNs (El Matador Enterprises, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.970%, 11/6/2009	5,790,000
3,160,000	Michigan Strategic Fund, Revenue Bond Weekly VRDNs (J.G. Kern Enterprises, Inc.)/(Bank of America N.A. LOC), 0.400%, 11/5/2009	3,160,000
1,200,000	Oakland County, MI EDC, (Series 1996) Weekly VRDNs (Moody Family Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 3.000%, 11/4/2009	1,200,000
2,690,000	Oakland County, MI EDC, (Series 2007) Weekly VRDNs (Openings LP)/(Bank of America N.A. LOC), 0.400%, 11/5/2009	2,690,000
100,000	Southfield, MI EDC, (Series 2001) Weekly VRDNs (Lawrence Technological University)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 11/4/2009	100,000
	TOTAL	297,929,649
Annual Shareholder Report
9

	Puerto Rico – 1.7%
$5,195,000	Puerto Rico Industrial, Medical & Environmental PCA, (Series 1983 A), 2.00% TOBs (Abbott Laboratories), Optional Tender 3/1/2010	5,195,000
	TOTAL MUNICIPAL INVESTMENTS — 99.5% (AT AMORTIZED COST)[5]	303,124,649
	OTHER ASSETS AND LIABILITIES - NET — 0.5%[6]	1,458,729
	TOTAL NET ASSETS — 100%	$304,583,378
  Securities that are subject to the federal alternative minimum tax (AMT) represent 36.2% of the portfolio as calculated based upon total market value (percentage is unaudited).
  At October 31, 2009, the portfolio securities were rated as follows:
  Tier Rating Percentages Based on Total Market Value (unaudited)
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2009, these restricted securities amounted to $23,740,000, which represented 7.8% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2009, these liquid restricted securities amounted to $23,740,000, which represented 7.8% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.
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  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Short-Term Municipals	$ —	$303,124,649	$ —	$303,124,649
  The following acronyms are used throughout this portfolio:
CP	— Commercial Paper
EDC	— Economic Development Commission
FHLB	— Federal Home Loan Bank
FSA	— Financial Security Assurance
IDR	— Industrial Development Revenue
INS	— Insured
LIQ	— Liquidity Agreement
LO	— Limited Obligation
LOC(s)	— Letter(s) of Credit
PCA	— Pollution Control Authority
PRF	— Prerefunded
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
VRDNs	— Variable Rate Demand Notes
  See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities

October 31, 2009

Assets:
Total investments in securities, at amortized cost and value		$303,124,649
Cash		211,863
Income receivable		1,449,420
Receivable for shares sold		31,192
TOTAL ASSETS		304,817,124
Liabilities:
Payable for shares redeemed	$6,725
Income distribution payable	15,930
Payable for transfer and dividend disbursing agent fees and expenses	78,750
Payable for portfolio accounting fees	30,584
Payable for shareholder services fee (Note 5)	73,032
Payable for account administration fee	13,494
Payable for share registration costs	12,820
Accrued expenses	2,411
TOTAL LIABILITIES		233,746
Net assets for 304,629,121 shares outstanding		$304,583,378
Net Assets Consist of:
Paid-in capital		$304,666,318
Accumulated net realized loss on investments		(76,355)
Distributions in excess of net investment income		(6,585)
TOTAL NET ASSETS		$304,583,378
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$265,241,277 ÷ 265,302,087 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$39,342,101 ÷ 39,327,034 shares outstanding, no par value, unlimited shares authorized		$1.00
  See Notes which are an integral part of the Financial Statements
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Statement of Operations

Year Ended October 31, 2009

Investment Income:
Interest			$9,557,787
Expenses:
Investment adviser fee (Note 5)		$3,283,163
Administrative personnel and services fee (Note 5)		637,249
Custodian fees		29,511
Transfer and dividend disbursing agent fees and expenses		597,742
Directors'/Trustees' fees		3,557
Auditing fees		18,500
Legal fees		7,191
Portfolio accounting fees		124,150
Shareholder services fee — Institutional Service Shares (Note 5)		1,822,853
Account administration fee — Institutional Service Shares		110,282
Share registration costs		87,838
Printing and postage		22,457
Insurance premiums		5,554
Miscellaneous		255,566
TOTAL EXPENSES		7,005,613
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 5)	$(1,414,056)
Waiver of administrative personnel and services fee (Note 5)	(12,628)
Waiver of shareholder services fee — Institutional Service Shares (Note 5)	(1,178)
Reimbursement of shareholder services fee — Institutional Service Shares (Note 5)	(696,142)
Reduction of custodian fees (Note 6)	(431)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(2,124,435)
Net expenses			4,881,178
Net investment income			4,676,609
Net realized loss on investments			(76,355)
Change in net assets resulting from operations			$4,600,254
  See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets

Year Ended October 31	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,676,609	$9,935,903
Net realized gain (loss) on investments	(76,355)	163,682
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,600,254	10,099,585
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(4,332,913)	(8,189,741)
Institutional Shares	(362,843)	(1,733,434)
Distributions from net realized gain on investments
Institutional Service Shares	(140,923)	(84,271)
Institutional Shares	(16,804)	(21,080)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,853,483)	(10,028,526)
Share Transactions:
Proceeds from sale of shares	1,966,176,592	1,897,272,400
Proceeds from shares issued in connection with the tax-free transfer of assets from Fifth Third Michigan Municipal Money Market Fund	274,292,459	—
Net asset value of shares issued to shareholders in payment of distributions declared	3,329,802	5,623,313
Cost of shares redeemed	(2,675,887,513)	(1,478,314,448)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(432,088,660)	424,581,265
Change in net assets	(432,341,889)	424,652,324
Net Assets:
Beginning of period	736,925,267	312,272,943
End of period (including undistributed (distributions in excess of) net investment income of $(6,585) and $12,562, respectively)	$304,583,378	$736,925,267
  See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements

October 31, 2009

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Michigan Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Service Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income tax imposed by the state of Michigan consistent with stability of principal and liquidity. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

On November 21, 2008, the Fund received assets from Fifth Third Michigan Municipal Money Market Fund as the result of a tax-free transfer of assets, as follows:

Shares of the Fund Issued	Fifth Third Michigan Municipal Money Market Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
274,248,754	$274,292,459	$793,871,581	$1,068,164,040

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class Annual Shareholder Report
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based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department (the “Treasury”) through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended October 31	2009		2008
Institutional Service Shares	Shares	Amount	Shares	Amount
Shares sold	1,768,875,870	$1,768,875,870	1,516,968,788	$1,516,968,788
Shares issued in connection with the tax-free transfer of assets from Fifth Third Michigan Municipal Money Market Fund	274,248,754	274,292,459	—	—
Shares issued to shareholders in payment of distributions declared	3,173,146	3,173,146	4,926,465	4,926,465
Shares redeemed	(2,436,145,975)	(2,436,145,975)	(1,099,374,789)	(1,099,374,789)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(389,848,205)	$(389,804,500)	422,520,464	$422,520,464
Year Ended October 31	2009		2008
Institutional Shares	Shares	Amount	Shares	Amount
Shares sold	197,300,722	$197,300,722	380,303,612	$380,303,612
Shares issued to shareholders in payment of distributions declared	156,656	156,656	696,848	696,848
Shares redeemed	(239,741,538)	(239,741,538)	(378,939,659)	(378,939,659)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(42,284,160)	$(42,284,160)	2,060,801	$2,060,801
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(432,132,365)	$(432,088,660)	424,581,265	$424,581,265

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2009 and 2008, was as follows:

	2009	2008
Tax-exempt income	$4,695,756	$9,923,175
Ordinary income[1]	$100,252	$9,877
Long-term capital gains	$57,475	$95,474
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2009, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of tax-exempt income	$(6,585)
Capital loss carryforwards	$(76,355)
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At October 31, 2009, the Fund had a capital loss carryforward of $76,355 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2017.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, the Adviser voluntarily waived $1,414,056 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $12,628 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares and Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended October 31, 2009, FSSC voluntarily reimbursed $696,142 of shareholder services fees. For the year ended October 31, 2009, FSSC did not receive any fees paid by the Fund. In addition, unaffiliated third-party financial intermediaries waived $1,178 of Service Fees. This waiver can be modified or terminated at any time. For the year ended October 31, 2009, the Fund's Institutional Shares did not incur a shareholder services fee.

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Interfund Transactions

During the year ended October 31, 2009, the Fund engaged in purchase and sale transactions with Funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $654,150,000 and $1,242,225,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. EXPENSE Reduction

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended October 31, 2009, the Fund's expenses were reduced by $431 under these arrangements.

7. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2009, 65.9% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 17.4% of total investments.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other Funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from other participating affiliated funds. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the program was not utilized.

10. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”) and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in Annual Shareholder Report
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concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”) and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

11. Subsequent events

Management has evaluated subsequent events through December 24, 2009, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

13. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2009, the amount of long-term capital gains designated by the Fund was $57,475.

For the year ended October 31, 2009, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF Trustees of Money Market Obligations Trust AND SHAREHOLDERS OF Michigan Municipal Cash Trust:

We have audited the accompanying statement of assets and liabilities of Michigan Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Michigan Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

December 24, 2009

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Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised 39 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 149 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee and Chairman of the Board of the Federated Fund Complex.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Annual Shareholder Report
24

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004, serves as a Senior Portfolio Manager and is a Vice President of the Trust. Ms. Cunningham was named an Executive Vice President of the Fund's Adviser in 2009. She joined Federated in 1981 and was a Senior Vice President of the Fund's Adviser from 1997 to 2009. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since June 1995. Ms. Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004 and is a Vice President of the Trust . She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Funds Adviser
since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.
Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

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26

Evaluation and Approval of Advisory Contract - May 2009

Michigan Municipal Cash Trust (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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27

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Annual Shareholder Report
28

with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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29

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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30

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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31

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Michigan Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N377
Cusip 60934N385

29508 (12/09)

Federated is a registered mark of Federated Investors, Inc.
2009 Federated Investors, Inc.

Minnesota Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2009

Institutional Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.024	0.034	0.030	0.019
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.024	0.034	0.030	0.019
Less Distributions:
Distributions from net investment income	(0.005)	(0.024)	(0.034)	(0.030)	(0.019)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.005)	(0.024)	(0.034)	(0.030)	(0.019)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.53%	2.48%	3.44%	3.07%	1.95%[3]
Ratios to Average Net Assets:
Net expenses	0.39%[4]	0.34%[4]	0.33%	0.33%	0.33%
Net investment income	0.51%	2.45%	3.38%	3.05%	1.92%
Expense waiver/reimbursement[5]	0.22%	0.22%	0.22%	0.34%	0.47%
Supplemental Data:
Net assets, end of period (000 omitted)	$257,338	$336,149	$348,861	$346,966	$279,890
1	Represents less than $0.001.
2	Based on net asset value.
3	During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.01% on the total return.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.39% and 0.34% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
1

Financial Highlights - Cash Series Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.001	0.018	0.028	0.025	0.014
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.018	0.028	0.025	0.014
Less Distributions:
Distributions from net investment income	(0.001)	(0.018)	(0.028)	(0.025)	(0.014)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.001)	(0.018)	(0.028)	(0.025)	(0.014)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.13%	1.80%	2.83%	2.56%	1.44%
Ratios to Average Net Assets:
Net expenses	0.80%[3]	1.01%[3]	0.92%	0.83%	0.83%
Net investment income	0.10%	1.76%	2.79%	2.47%	1.42%
Expense waiver/reimbursement[4]	0.56%	0.30%	0.38%	0.48%	0.47%
Supplemental Data:
Net assets, end of period (000 omitted)	$39,106	$58,862	$73,436	$81,560	$149,781
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.80% and 1.01% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
2

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 to October 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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3

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2009	Ending Account Value 10/31/2009	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,001.30	$1.97
Cash Series Shares	$1,000	$1,000.00	$3.33
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.24	$1.99
Cash Series Shares	$1,000	$1,021.88	$3.36
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.39%
Cash Series Shares	0.66%

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4

Portfolio of Investments Summary Tables (unaudited)

At October 31, 2009, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	73.8%
Municipal Notes	19.0%
Commercial Paper	6.8%
Other Assets and Liabilities — Net[2]	0.4%
TOTAL	100.0%

At October 31, 2009, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	73.8%
8-30 Days	3.4%
31-90 Days	3.4%
91-180 Days	8.2%
181 Days or more	10.8%
Other Assets and Liabilities — Net[2]	0.4%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
5

Portfolio of Investments

October 31, 2009

Principal Amount			Value
		Short-Term Municipals – 99.6%;1,2
		Minnesota – 99.6%
$1,745,000		Albany, MN ISD No. 745, (Series C), 1.50% TANs (GTD by Minnesota State), 9/17/2010	1,752,573
1,745,000		Apple Valley, MN, IDRB (Series 1995), Weekly VRDNs (AV Development Co.)/(U.S. Bank, N.A. LOC), 0.760%, 11/5/2009	1,745,000
7,225,000		Avon, MN, (Series 1998), Weekly VRDNs (Vesper Corp.)/(Key Bank, N.A. LOC), 0.400%, 11/4/2009	7,225,000
5,280,000		Bemidji, MN IDR, (Series 2006), Daily VRDNs (North Central Door Co. LLC)/(U.S. Bank, N.A. LOC), 0.240%, 11/2/2009	5,280,000
2,215,000		Blaine, MN, IDRBs (Series 1996), Weekly VRDNs (S & S of Minnesota LLC)/(Wells Fargo Bank, N.A. LOC), 0.760%, 11/5/2009	2,215,000
1,300,000		Bloomington, MN, (Series 2008), Weekly VRDNs (Presbyterian Homes, Inc.)/(FHLMC LOC), 0.240%, 11/5/2009	1,300,000
675,000		Chanhassen, MN IDA, (Series 1995), Weekly VRDNs (Building Management Group LLC)/(Wells Fargo Bank, N.A. LOC), 1.260%, 11/5/2009	675,000
4,155,000		Chaska, MN, (Series 2004), Weekly VRDNs (Lifecore Biomedical, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.260%, 11/3/2009	4,155,000
1,200,000		Chisholm, MN ISD No. 695, (Series A), 1.50% TANs (GTD by Minnesota State), 9/14/2010	1,205,159
3,400,000		Coon Rapids, MN, (Series 2003A), Weekly VRDNs (Crest Oaks Apartments)/(Bank of America N.A. LOC), 0.460%, 11/6/2009	3,400,000
8,865,000		Dakota County, MN Community Development Agency, (Series 2007A), Weekly VRDNs (View Pointe Apartments)/(FNMA LOC), 0.390%, 11/6/2009	8,865,000
4,325,000		Eagan, MN, (Series 2003 A-1), Weekly VRDNs (Thomas Lake Place Apartments)/(FNMA LOC), 0.390%, 11/5/2009	4,325,000
10,000,000		East Grand Forks, MN Solid Waste Disposal, (Series 2009), Weekly VRDNs (American Crystal Sugar Co.)/(CoBank, ACB LOC), 0.260%, 11/5/2009	10,000,000
1,000,000		Faribault, MN IDA, (Series 2001), Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York LOC), 0.560%, 11/5/2009	1,000,000
1,345,000		Farmington, MN, (Series 1996), Weekly VRDNs (Lexington Standard Corp.)/(Wells Fargo Bank, N.A. LOC), 0.760%, 11/1/2009	1,345,000
3,320,000		Hennepin County, MN Housing and Redevelopment Authority Weekly VRDNs (Stone Arch Apartments)/(FNMA LOC), 0.340%, 11/5/2009	3,320,000
4,715,000	[3,4]	Hennepin County, MN, PUTTERs (Series 1792), Weekly VRDNs (JPMorgan Chase & Co. LIQ), 0.200%, 11/5/2009	4,715,000
1,395,000		Kenyon-Wanamingo, MN ISD No.2172, (Series D), 1.50% TANs (GTD by Minnesota State), 9/10/2010	1,405,096
4,615,000		Lake Superior, MN ISD No. 381, (Series C), 2.00% TRANs (GTD by Minnesota State), 8/11/2010	4,641,479
Annual Shareholder Report
6

$1,200,000		Lino Lakes, MN, (Series 1997), Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank, N.A. LOC), 0.760%, 11/5/2009	1,200,000
1,040,000		Lino Lakes, MN, (Series 1998), Weekly VRDNs (Molin Concrete Products Co.)/(Wells Fargo Bank, N.A. LOC), 0.760%, 11/5/2009	1,040,000
400,000		Maplewood, MN, (Series 1997), Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 1.260%, 11/5/2009	400,000
9,500,000		Melrose, MN, (Series 2008), Weekly VRDNs (Proliant Dairy, Inc.)/(Bank of America N.A. LOC), 0.400%, 11/5/2009	9,500,000
2,300,000		Minneapolis, MN Health Care System, (Series 2008D), Weekly VRDNs (Fairview Health Services)/(Wells Fargo Bank, N.A. LOC), 0.170%, 11/4/2009	2,300,000
600,000		Minneapolis, MN, (Series 1996), Weekly VRDNs (WNB & Co.)/(U.S. Bank, N.A. LOC), 0.290%, 11/5/2009	600,000
4,705,000		Minneapolis, MN, Convention Center Bonds (Series 2000), Daily VRDNs (Dexia Credit Local LIQ), 0.220%, 11/5/2009	4,705,000
10,560,000		Minneapolis, MN, Housing Development Revenue Refunding Bonds (Series 1988), Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.250%, 11/5/2009	10,560,000
20,000,000		Minneapolis/St. Paul, MN Housing Finance Board, (Series 2009B), 1.25% TOBs (Rabobank Nederland NV, Utrecht INV), Mandatory Tender 4/1/2010	20,000,000
17,825,000		Minnesota State HFA, (2004 Series G), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.270%, 11/5/2009	17,825,000
5,000,000		Minnesota State HFA, (2008 Series C), Weekly VRDNs (FHLB of Des Moines LIQ), 0.270%, 11/5/2009	5,000,000
8,000,000		Minnesota State HFA, (2009 Series C), Weekly VRDNs (FHLB of Des Moines LIQ), 0.270%, 11/5/2009	8,000,000
2,240,000	[3,4]	Minnesota State HFA, MERLOTS (Series 2001-B3), Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.300%, 11/4/2009	2,240,000
4,980,000	[3,4]	Minnesota State HFA, MERLOTS (Series 2008-CO2), Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.300%, 11/4/2009	4,980,000
4,070,000		Minnesota State Higher Education Facility Authority, (Series Six-E2), Weekly VRDNs (Hamline University of Minnesota)/(Harris, N.A. LOC), 0.230%, 11/5/2009	4,070,000
7,300,000		Minnesota State Office of Higher Education, (2008 Series B), Weekly VRDNs (U.S. Bank, N.A. LOC), 0.290%, 11/5/2009	7,300,000
15,000,000		Minnesota Tax and Aid Anticipation Borrowing Program, (Series 2009), 2.00% TANs (GTD by Minnesota State), 9/10/2010	15,189,163
590,000		New Hope, MN Weekly VRDNs (Paddock Labs)/(U.S. Bank, N.A. LOC), 0.640%, 11/5/2009	590,000
2,655,000		New Hope, MN, (Series 2003A), Weekly VRDNs (Broadway Lanel)/(FNMA LOC), 0.290%, 11/5/2009	2,655,000
1,965,000		Northfield, MN, (Series 2003), Weekly VRDNs (Summerfield Investments LLC)/(Bank of America N.A. LOC), 0.460%, 11/6/2009	1,965,000
Annual Shareholder Report
7

$4,510,000	Perham, MN ISD No. 549, (Series A), 1.50% TANs (GTD by Minnesota State), 9/9/2010	4,544,465
335,000	Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank, N.A. LOC), 1.260%, 11/5/2009	335,000
4,965,000	Plymouth, MN, (Series 2003), Weekly VRDNs (Harbor Lane Apartments)/(FNMA LOC), 0.340%, 11/5/2009	4,965,000
3,445,000	Red Wing, MN Port Authority, (Series 2006), Weekly VRDNs (Food Service Specialties)/(U.S. Bank, N.A. LOC), 0.760%, 11/5/2009	3,445,000
5,085,000	Robbinsdale, MN, (Series 2008A-1), Weekly VRDNs (North Memorial Health Care)/(Wells Fargo Bank, N.A. LOC), 0.230%, 11/5/2009	5,085,000
10,000,000	Rochester, MN Health Care Facility Authority, (Series 2000A), 0.30% CP (Mayo Clinic)/(Morgan Stanley Bank LIQ), Mandatory Tender 12/9/2009	10,000,000
4,000,000	Rochester, MN Health Care Facility Authority, (Series B), Weekly VRDNs (Mayo Clinic)/(Northern Trust Co., Chicago, IL LIQ), 0.170%, 11/4/2009	4,000,000
3,500,000	Rochester, MN MFH, (Series 2003A), Weekly VRDNs (Eastridge Estates)/(FNMA LOC), 0.300%, 11/5/2009	3,500,000
1,200,000	Rockford, MN, (Series 1999), Weekly VRDNs (Minnesota Diversified Products, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.760%, 11/5/2009	1,200,000
3,890,000	Roseville, MN, (Series 2009), Daily VRDNs (Eaglecrest Senior Housing, LLC)/(FHLMC LOC), 0.230%, 11/5/2009	3,890,000
2,940,000	Sartell, MN, 1.25% Bonds, 2/1/2010	2,944,023
800,000	Savage, MN, (Series 1998), Weekly VRDNs (Fabcon, Inc.)/(Bank of America N.A. LOC), 0.400%, 11/5/2009	800,000
13,000,000	Seaway Port Authority of Duluth, MN, (Series of 2000), Weekly VRDNs (St. Lawrence Cement Inc.)/(Wachovia Bank N.A. LOC), 0.270%, 11/5/2009	13,000,000
3,395,000	Shakopee, MN Hospital Finance Authority Weekly VRDNs (St. Francis Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.230%, 11/5/2009	3,395,000
10,000,000	Southern Minnesota Municipal Power Agency, 0.75% CP, Mandatory Tender 11/10/2009	10,000,000
1,690,000	St. Joseph, MN, Vicwest (Series 2002), Weekly VRDNs (St. Joe Development LLC)/(U.S. Bank, N.A. LOC), 0.510%, 11/3/2009	1,690,000
6,260,000	St. Louis Park, MN, (Series 2002A), Weekly VRDNs (West Suburban Partners VII LP)/(Bank of America N.A. LOC), 0.460%, 11/6/2009	6,260,000
1,425,000	St. Michael, MN, (Series 1999), Weekly VRDNs (TC/American Monorail, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.760%, 11/5/2009	1,425,000
5,000,000	St. Paul and Ramsey County, MN Housing and Redevelopment Authority, (Series 2002A), Weekly VRDNs (St. Paul Leased Housing Associates I)/(Bank of America N.A. LOC), 0.420%, 11/6/2009	5,000,000
Annual Shareholder Report
8

$1,000,000	St. Paul, MN Port Authority, (2009-12 Series EE),Weekly VRDNs (District Cooling St. Paul)/(Deutsche Bank AG LOC), 0.340%, 11/5/2009	1,000,000
4,100,000	St. Paul, MN Port Authority, (Series 1991), Weekly VRDNs (West Gate Office)/(U.S. Bank, N.A. LOC), 0.400%, 11/4/2009	4,100,000
1,200,000	St. Paul, MN Port Authority, (Series 1998A), Weekly VRDNs (Bix Fruit Co.)/(U.S. Bank, N.A. LOC), 0.790%, 11/5/2009	1,200,000
2,500,000	St. Paul, MN Port Authority, Variable Rate Demand IDRBs (Series 1998A), Weekly VRDNs (National Checking Co.)/(U.S. Bank, N.A. LOC), 0.540%, 11/5/2009	2,500,000
3,800,000	Stevens County, MN, (Series 2006), Weekly VRDNs (Darnen Dairy, LLP)/(Wells Fargo Bank, N.A. LOC), 0.560%, 11/5/2009	3,800,000
885,000	Stillwater, MN ISD No. 834, (Series A), 1.50% TRANs (GTD by Minnesota State), 2/1/2010	886,549
1,680,000	Waite Park, MN, (Series 2000), Weekly VRDNs (Ben's Tool & Ironworks)/(Wells Fargo Bank, N.A. LOC), 0.660%, 11/5/2009	1,680,000
3,335,000	Waseca, MN ISD No. 829, (Series A), 1.50% TANs (GTD by Minnesota State), 9/9/2010	3,359,060
1,800,000	White Bear Lake, MN, (Series 2004), Weekly VRDNs (Pinehurst Investments LLC)/(Bank of America N.A. LOC), 0.460%, 11/6/2009	1,800,000
235,000	Winnebago, MN, (Series 1999), Weekly VRDNs (Dixie Carbonic, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.900%, 11/4/2009	235,000
475,000	Woodbury, MN, (Series A), 2.00% Bonds, 2/1/2010	476,474
	TOTAL MUNICIPAL INVESTMENTS — 99.6% (AT AMORTIZED COST)[5]	295,204,041
	OTHER ASSETS AND LIABILITIES - NET — 0.4%[6]	1,239,754
	TOTAL NET ASSETS — 100%	$296,443,795
  Securities that are subject to the federal alternative minimum tax (AMT) represent 48.3% of the portfolio as calculated based upon total market value (percentage is unaudited).
Annual Shareholder Report
9

     Tier Rating Percentages Based on Total Market Value (unaudited)
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2009, these restricted securities amounted to $11,935,000, which represented 4.0% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2009, these liquid restricted securities amounted to $11,935,000, which represented 4.0% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
    Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.
    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Short-Term Municipals	$ —	$295,204,041	$ —	$295,204,041
  Annual Shareholder Report
  10

    The following acronyms are used throughout this portfolio:
CP	— Commercial Paper
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
IDRB(s)	— Industrial Development Revenue Bond(s)
INV	— Investment Agreement
ISD	— Independent School District
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
PUTTERs	— Puttable Tax-Exempt Receipts
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
TRANS	— Tax and Revenue Anticipation Notes
VRDNs	— Variable Rate Demand Notes
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  11

  Statement of Assets and Liabilities

  October 31, 2009

Assets:
Total investments in securities, at amortized cost and value		$295,204,041
Cash		604,815
Income receivable		269,718
Receivable for shares sold		450,000
TOTAL ASSETS		296,528,574
Liabilities:
Payable for shares redeemed	$107
Income distribution payable	29,725
Payable for transfer and dividend disbursing agent fees and expenses	13,667
Payable for Directors'/Trustees' fees	735
Payable for portfolio accounting fees	22,482
Payable for distribution services fee (Note 5)	6,818
Payable for shareholder services fee (Note 5)	358
Payable for share registration costs	8,998
Accrued expenses	1,889
TOTAL LIABILITIES		84,779
Net assets for 295,838,592 shares outstanding		$296,443,795
Net Assets Consist of:
Paid-in capital		$295,838,552
Accumulated net realized gain on investments		605,339
Distributions in excess of net investment income		(96)
TOTAL NET ASSETS		$296,443,795
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$257,337,709 ÷ 256,823,553 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$39,106,086 ÷ 39,015,039 shares outstanding, no par value, unlimited shares authorized		$1.00
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  12

  Statement of Operations

  Year Ended October 31, 2009

Investment Income:
Interest			$3,438,999
Expenses:
Investment adviser fee (Note 5)		$1,532,663
Administrative personnel and services fee (Note 5)		297,481
Custodian fees		13,574
Transfer and dividend disbursing agent fees and expenses		81,924
Directors'/Trustees' fees		4,029
Auditing fees		18,500
Legal fees		7,782
Portfolio accounting fees		95,129
Distribution services fee — Cash Series Shares (Note 5)		282,837
Shareholder services fee — Cash Series Shares (Note 5)		141,102
Share registration costs		71,187
Printing and postage		25,687
Insurance premiums		5,462
Temporary guarantee program insurance (Note 2)		177,146
Miscellaneous		1,731
TOTAL EXPENSES		2,756,234
Waivers, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 5)	$(840,458)
Waiver of administrative personnel and services fee (Note 5)	(5,892)
Waiver of distribution services fee — Cash Series Shares (Note 5)	(85,275)
Waiver of shareholder services fee — Cash Series Shares (Note 5)	(96,475)
Reimbursement of shareholder services fee — Cash Series Shares (Note 5)	(8,296)
Reduction of custodian fees (Note 6)	(218)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		$(1,036,614)
Net expenses			$1,719,620
Net investment income			1,719,379
Net realized gain on investments			608,938
Change in net assets resulting from operations			$2,328,317
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  13

  Statement of Changes in Net Assets

Year Ended October 31	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,719,379	$10,778,161
Net realized gain on investments	608,938	169,583
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,328,317	10,947,744
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,657,378)	(9,423,542)
Cash Series Shares	(55,541)	(1,360,995)
Distributions from net realized gains on investments
Institutional Shares	(144,505)	(11,806)
Cash Series Shares	(24,358)	(2,438)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,881,782)	(10,798,781)
Share Transactions:
Proceeds from sale of shares	677,030,023	1,072,102,348
Net asset value of shares issued to shareholders in payment of distributions declared	386,078	2,838,867
Cost of shares redeemed	(776,429,101)	(1,102,376,451)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(99,013,000)	(27,435,236)
Change in net assets	(98,566,465)	(27,286,273)
Net Assets:
Beginning of period	395,010,260	422,296,533
End of period (including distributions in excess of net investment income of $(96) and $(6,556), respectively)	$296,443,795	$395,010,260
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  14

  Notes to Financial Statements

  October 31, 2009

  1. ORGANIZATION

  Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Minnesota Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes shares: Institutional Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the regular personal income tax imposed by the state of Minnesota consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

  2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

  Investment Valuation

  Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

  Investment Income, Gains and Losses, Expenses and Distributions

  Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

  Premium and Discount Amortization

  All premiums and discounts are amortized/accreted.

  Annual Shareholder Report
  15

  Federal Taxes

  It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

  When-Issued and Delayed Delivery Transactions

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

  Restricted Securities

  Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

  Temporary Guarantee Program

  The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is recorded as temporary guarantee program insurance on the Fund's Statement of Operations.

  Other

  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  Annual Shareholder Report
  16

  3. SHARES OF BENEFICIAL INTEREST

  The following tables summarize share activity:

Year Ended October 31	2009		2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	569,532,599	$569,532,599	896,313,261	$896,313,261
Shares issued to shareholders in payment of distributions declared	306,712	306,712	1,490,751	1,490,751
Shares redeemed	(649,030,338)	(649,030,338)	(910,639,439)	(910,639,439)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(79,191,027)	$(79,191,027)	(12,835,427)	$(12,835,427)
Year Ended October 31	2009		2008
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	107,497,424	$107,497,424	175,789,087	$175,789,087
Shares issued to shareholders in payment of distributions declared	79,366	79,366	1,348,116	1,348,116
Shares redeemed	(127,398,763)	(127,398,763)	(191,737,012)	(191,737,012)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(19,821,973)	$(19,821,973)	(14,599,809)	$(14,599,809)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(99,013,000)	$(99,013,000)	(27,435,236)	$(27,435,236)

  4. FEDERAL TAX INFORMATION

  The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2009 and 2008, was as follows:

	2009	2008
Tax-exempt income	$1,712,919	$10,784,537
Ordinary income[1]	$33,696	$ —
Long-term capital gains	$135,167	$14,244
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

  As of October 31, 2009, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of tax-exempt income	$(96)
Undistributed long-term capital gains	$605,339
  Annual Shareholder Report
  17

  5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  Investment Adviser Fee

  Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, the Adviser voluntarily waived $840,458 of its fee.

  Administrative Fee

  Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $5,892 of its fee.

  Distribution Services Fee

  The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.50% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, FSC voluntarily waived $85,275 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2009, FSC retained $148,524 of fees paid by the Fund.

  Shareholder Services Fee

  The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended October 31, 2009, FSSC voluntarily reimbursed $8,296 of shareholder services fees. For the Annual Shareholder Report
  18

  year ended October 31, 2009, FSSC did not receive any fees paid by the Fund. In addition, for the year ended October 31, 2009, unaffiliated third-party financial intermediaries waived $96,475 of Service Fees. This waiver can be modified or terminated at any time. For the year ended October 31, 2009, the Fund's Institutional Shares did not incur a shareholder services fee.

  Interfund Transactions

  During the year ended October 31, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $439,880,000 and $480,945,000, respectively.

  General

  Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

  6. EXPENSE Reduction

  Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended October 31, 2009, the Fund's expenses were reduced by $218 under these arrangements.

  7. CONCENTRATION OF RISK

  Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2009, 56.7% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 9.7% of total investments.

  8. LINE OF CREDIT

  The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the Fund did not utilize the LOC.

  9. INTERFUND LENDING

  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the program was not utilized.

  Annual Shareholder Report
  19

  10. Legal Proceedings

  Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”) and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”) and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

  11. Subsequent events

  Management has evaluated subsequent events through December 24, 2009, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

  12. FEDERAL TAX INFORMATION (UNAUDITED)

  For the year ended October 31, 2009, the amount of long-term capital gains designated by the Fund was $135,167.

  For the year ended October 31, 2009, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

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  Report of Independent Registered Public Accounting Firm

  TO THE BOARD OF Trustees of Money Market Obligations Trust AND SHAREHOLDERS OF Minnesota Municipal Cash Trust:

  We have audited the accompanying statement of assets and liabilities of Minnesota Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian.We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Minnesota Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

  Boston, Massachusetts

  December 24, 2009

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  21

  Board of Trustees and Trust Officers

  The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised 39 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 149 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

  Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
  Annual Shareholder Report

  22

  INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
  Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
  Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
  Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee and Chairman of the Board of the Federated Fund Complex.
  Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
  Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).
  Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
  Annual Shareholder Report
  24

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
  Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

  OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
  Annual Shareholder Report
  25

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004, serves as a Senior Portfolio Manager and is a Vice President of the Trust. Ms. Cunningham was named an Executive Vice President of the Fund's Adviser in 2009. She joined Federated in 1981 and was a Senior Vice President of the Fund's Adviser from 1997 to 2009. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Fund. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak has been the Fund's Portfolio Manager since June 1990. He is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.
Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

  Annual Shareholder Report

  26

  Evaluation and Approval of Advisory Contract - May 2009

  Minnesota Municipal Cash Trust (the “Fund”)

  The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

  In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

  During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

  Annual Shareholder Report
  27

  The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Annual Shareholder Report
  28

  with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

  The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

  The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

  The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

  Annual Shareholder Report
  29

  Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

  The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

  The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

  It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

  The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

  Annual Shareholder Report
  30

  In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

  The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

  Annual Shareholder Report
  31

  Voting Proxies on Fund Portfolio Securities

  A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

  Quarterly Portfolio Schedule

  The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

  Annual Shareholder Report
  32

  Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

  This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

  Minnesota Municipal Cash Trust
  Federated Investors Funds
  4000 Ericsson Drive
  Warrendale, PA 15086-7561

  Contact us at FederatedInvestors.com
  or call 1-800-341-7400.

  Federated Securities Corp., Distributor

  Cusip 60934N484
  Cusip 60934N492

  29368 (12/09)

  Federated is a registered mark of Federated Investors, Inc.
  2009 Federated Investors, Inc.

  New Jersey Municipal Cash Trust

  A Portfolio of Money Market Obligations Trust

  ANNUAL SHAREHOLDER REPORT

  October 31, 2009

  Institutional Shares
  Institutional Service Shares
  Cash Series Shares

  FINANCIAL HIGHLIGHTS
  SHAREHOLDER EXPENSE EXAMPLE
  PORTFOLIO OF INVESTMENTS SUMMARY TABLES
  PORTFOLIO OF INVESTMENTS
  STATEMENT OF ASSETS AND LIABILITIES
  STATEMENT OF OPERATIONS
  STATEMENT OF CHANGES IN NET ASSETS
  NOTES TO FINANCIAL STATEMENTS
  REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
  BOARD OF TRUSTEES AND TRUST OFFICERS
  EVALUATION AND APPROVAL OF ADVISORY CONTRACT
  VOTING PROXIES ON FUND PORTFOLIO SECURITIES
  QUARTERLY PORTFOLIO SCHEDULE

  Financial Highlights - Institutional Shares

  (For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.022	0.032	0.028	0.017
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.022	0.032	0.028	0.017
Less Distributions:
Distributions from net investment income	(0.006)	(0.022)	(0.032)	(0.028)	(0.017)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.006)	(0.022)	(0.032)	(0.028)	(0.017)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.63%	2.27%	3.22%	2.85%	1.69%
Ratios to Average Net Assets:
Net expenses	0.60%[3]	0.56%[3]	0.55%	0.56%	0.58%
Net investment income	0.66%	2.14%	3.17%	2.81%	1.64%
Expense waiver/reimbursement[4]	0.04%	0.03%	0.05%	0.05%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$86,658	$177,653	$99,657	$79,176	$75,179
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.60% and 0.56% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  1

  Financial Highlights - Institutional Service Shares

  (For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.021	0.030	0.027	0.015
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.021	0.030	0.027	0.015
Less Distributions:
Distributions from net investment income	(0.005)	(0.021)	(0.030)	(0.027)	(0.015)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.005)	(0.021)	(0.030)	(0.027)	(0.015)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.48%	2.12%	3.07%	2.70%	1.56%
Ratios to Average Net Assets:
Net expenses	0.75%[3]	0.71%[3]	0.70%	0.70%	0.70%
Net investment income	0.43%	2.04%	3.02%	2.65%	1.54%
Expense waiver/reimbursement[4]	0.24%	0.23%	0.24%	0.25%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$246,638	$188,070	$198,777	$145,914	$148,959
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.75% and 0.71% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  2

  Financial Highlights - Cash Series Shares

  (For a Share Outstanding Throughout Each Period)

	Year Ended October 31,				Period Ended 10/31/2005[1]
	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.018	0.027	0.024	0.011
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.018	0.027	0.024	0.011
Less Distributions:
Distributions from net investment income	(0.002)	(0.018)	(0.027)	(0.024)	(0.011)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.002)	(0.018)	(0.027)	(0.024)	(0.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.23%	1.81%	2.76%	2.40%	1.10%
Ratios to Average Net Assets:
Net expenses	1.01%[4]	1.01%[4]	1.00%	1.01%	1.00%[5]
Net investment income	0.21%	1.69%	2.72%	2.36%	1.58%[5]
Expense waiver/reimbursement[6]	0.48%	0.43%	0.45%	0.45%	0.47%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$145,156	$179,273	$141,332	$113,317	$141,245
1	Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.01% and 1.01% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  3

  Shareholder Expense Example (unaudited)

  As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 to October 31, 2009.

  ACTUAL EXPENSES

  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Annual Shareholder Report
  4

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2009	Ending Account Value 10/31/2009	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,002.00	$3.03
Institutional Service Shares	$1,000	$1,001.20	$3.78
Cash Series Shares	$1,000	$1,000.20	$4.84
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.18	$3.06
Institutional Service Shares	$1,000	$1,021.42	$3.82
Cash Series Shares	$1,000	$1,020.37	$4.89
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.60%
Institutional Service Shares	0.75%
Cash Series Shares	0.96%
  Annual Shareholder Report
  5

  Portfolio of Investments Summary Tables (unaudited)

  At October 31, 2009, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	74.4%
Municipal Notes	25.1%
Other Assets and Liabilities — Net[2]	0.5%
TOTAL	100.0%

  At October 31, 2009, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	76.3%
8-30 Days	0.4%
31-90 Days	3.7%
91-180 Days	9.0%
181 Days or more	10.1%
Other Assets and Liabilities — Net[2]	0.5%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
  Annual Shareholder Report
  6

  Portfolio of Investments

  October 31, 2009

Principal Amount		Value
	Short-Term Municipals – 99.5%;1,2
	New Jersey – 93.2%
$1,550,000	Alexandria, NJ, 3.75% BANs, 12/16/2009	1,550,924
4,750,000	Allamuchy Township, NJ, 2.50% BANs, 7/19/2010	4,771,579
3,000,000	Allendale, NJ, 2.00% BANs, 2/26/2010	3,004,731
1,180,000	Alpine Borough, NJ, 2.00% BANs, 2/11/2010	1,181,624
2,898,000	Andover Township, NJ, 2.25% BANs, 6/11/2010	2,909,276
5,030,000	Belmar, NJ, 2.50% BANs, 4/30/2010	5,045,826
2,160,000	Bethlehem Township, NJ, 2.50% BANs, 6/15/2010	2,167,215
3,180,000	Brigantine, NJ, 2.50% BANs, 8/12/2010	3,195,780
1,933,500	Caldwell Borough, NJ, 2.75% BANs, 7/30/2010	1,941,950
2,064,000	Essex Fells, NJ, 2.25% BANs, 4/9/2010	2,068,415
1,757,500	Ewing Township, NJ, 5.00% BANs, 11/5/2009	1,757,638
3,743,500	Florence Township, NJ, 3.50% BANs, 12/11/2009	3,745,688
1,115,000	Fort Lee, NJ, GO Refunding Bonds (Series 2009), 2.25% Bonds (FSA INS), 2/1/2010	1,118,485
2,500,000	Haddonfield, NJ Board of Education, 3.00% BANs, 3/2/2010	2,504,853
2,445,329	Lavallette Borough, NJ, 2.50% BANs, 9/10/2010	2,458,702
1,713,300	Linwood, NJ, 3.00% BANs, 9/16/2010	1,725,747
10,000,000	Lyndhurst Township, NJ, 3.50% BANs, 2/18/2010	10,015,947
3,000,000	Manchester Township, NJ, 3.00% BANs, 12/18/2009	3,001,881
5,102,000	Mansfield Township, NJ, 2.50% BANs, 4/14/2010	5,118,898
4,400,000	Middle Township, NJ, 2.00% BANs, 7/13/2010	4,421,155
4,500,000	Middlesex, NJ, 2.25% BANs, 4/1/2010	4,509,135
1,664,000	Millstone Township, NJ, 3.00% BANs, 3/4/2010	1,667,284
3,225,000	New Jersey EDA Weekly VRDNs (Baptist Home Society of New Jersey)/(Valley National Bank, Passaic, NJ LOC), 0.500%, 11/5/2009	3,225,000
12,990,000	New Jersey EDA Weekly VRDNs (Services for Children with Hidden Intelligence, Inc.)/(Fulton Bank LOC), 2.600%, 11/5/2009	12,990,000
270,000	New Jersey EDA, (Series 1992D-1) Weekly VRDNs (Danlin Corp.)/(BNP Paribas SA LOC), 0.560%, 11/5/2009	270,000
3,500,000	New Jersey EDA, (Series 1997) Weekly VRDNs (Phoenix Realty Partners)/(Wachovia Bank N.A. LOC), 0.370%, 11/4/2009	3,500,000
13,600,000	New Jersey EDA, (Series 1997) Weekly VRDNs (Thermal Energy I LP)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 11/4/2009	13,600,000
  Annual Shareholder Report
  7

$600,000		New Jersey EDA, (Series 1998) Weekly VRDNs (Deutscher Realty Co. LLC)/(JPMorgan Chase Bank, N.A. LOC), 2.750%, 11/5/2009	600,000
2,950,000		New Jersey EDA, (Series 1999) Daily VRDNs (VOADV Property, Inc.)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.330%, 11/6/2009	2,950,000
5,475,000		New Jersey EDA, (Series 2000) Daily VRDNs (Rose Hill Associates LLC)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.430%, 11/6/2009	5,475,000
6,465,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Republic Services, Inc.)/(Bank of America N.A. LOC), 0.280%, 11/4/2009	6,465,000
1,500,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Temple Emanuel of the Pascack Valley)/(PNC Bank, N.A. LOC), 0.410%, 11/6/2009	1,500,000
2,455,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Village School for Children, Inc.)/(Valley National Bank, Passaic, NJ LOC), 0.460%, 11/5/2009	2,455,000
8,000,000		New Jersey EDA, (Series 2008) Weekly VRDNs (Princeton Montessori Society)/(Banco Santander, S.A. LOC), 0.270%, 11/5/2009	8,000,000
10,200,000		New Jersey EDA, (Series 2008B) Weekly VRDNs (Crane's Mill)/(TD Banknorth N.A. LOC), 0.220%, 11/5/2009	10,200,000
4,210,000		New Jersey EDA, Courthouse Convalescent and Rehabilitation Center and Eastern Shore Nursing and Rehabilitation (Series 2008B) Weekly VRDNs (Cascade Corp.)/(Bank of America N.A. LOC), 0.250%, 11/4/2009	4,210,000
5,275,000		New Jersey EDA, Courthouse Convalescent and Rehabilitation Center and Eastern Shore Nursing and Rehabilitation Center (Series 2008A) Weekly VRDNs (Cascade Corp.)/(Bank of America N.A. LOC), 0.250%, 11/4/2009	5,275,000
5,300,000		New Jersey EDA, NUI Corporation Project (Series 1996A) Daily VRDNs (Pivotal Utility Holdings, Inc.)/(Bank of America N.A. LOC), 0.240%, 11/2/2009	5,300,000
6,165,000	[3,4]	New Jersey EDA, ROCs (Series 309) Weekly VRDNs (NJ Dedicated Cigarette Excise Tax)/(Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.340%, 11/5/2009	6,165,000
25,000,000		New Jersey EDA, School Facilities Construction Refunding Bonds (Series 2008V-5) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.260%, 11/4/2009	25,000,000
18,700,000		New Jersey EDA, School Facilities Construction Refunding Bonds (Series 2009V-4) Weekly VRDNs (Bank of America N.A. LOC), 0.200%, 11/4/2009	18,700,000
20,000,000		New Jersey EDA, School Facilities Construction Refunding Bonds (Series V-2) Weekly VRDNs (Dexia Credit Local LOC), 0.280%, 11/4/2009	20,000,000
  Annual Shareholder Report
  8

$6,810,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Stamato Realty LLC)/(Comerica Bank LOC), 0.850%, 11/5/2009	6,810,000
10,165,000		New Jersey Health Care Facilities Financing Authority, (Series 2004) Weekly VRDNs (Virtua Health)/(Wachovia Bank N.A. LOC), 0.170%, 11/5/2009	10,165,000
4,290,000		New Jersey Health Care Facilities Financing Authority, (Series 2004A-1) Weekly VRDNs (Bayshore Community Hospital, NJ)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.220%, 11/5/2009	4,290,000
20,000,000		New Jersey Health Care Facilities Financing Authority, (Series 2007-III) Weekly VRDNs (Meridian Health System Obligated Group)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.210%, 11/4/2009	20,000,000
6,235,000		New Jersey Health Care Facilities Financing Authority, (Series 2008) Weekly VRDNs (Somerset Medical Center)/(TD Banknorth N.A. LOC), 0.200%, 11/5/2009	6,235,000
7,485,000		New Jersey Health Care Facilities Financing Authority, (Series 2009) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.220%, 11/5/2009	7,485,000
5,820,000		New Jersey Health Care Facilities Financing Authority, (Series A-1) Weekly VRDNs (AtlantiCare Regional Medical Center)/(Wachovia Bank N.A. LOC), 0.170%, 11/5/2009	5,820,000
6,365,000		New Jersey Health Care Facilities Financing Authority, (Series A-2) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.250%, 11/5/2009	6,365,000
15,000,000	[3,4]	New Jersey Higher Education Assistance Authority, RBC Muni Trust (Series 2008-L35) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.350%, 11/5/2009	15,000,000
13,995,000	[3,4]	New Jersey Higher Education Assistance Authority, RBC Muni Trust (Series 2008-L36) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.350%, 11/5/2009	13,995,000
32,145,000	[3,4]	New Jersey State Transportation Trust Fund Authority, ROCs (RR II R-12294) Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 0.510%, 11/5/2009	32,145,000
22,500,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-447) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.240%, 11/5/2009	22,500,000
2,000,000		New Jersey Turnpike Authority, (Series 2003C-3) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.300%, 11/4/2009	2,000,000
  Annual Shareholder Report
  9

$11,600,000		New Jersey Turnpike Authority, (Series 2009D) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.170%, 11/5/2009	11,600,000
4,949,000		North Wildwood, NJ, 3.00% BANs, 12/11/2009	4,952,444
3,100,000		Ocean City, NJ, 2.00% BANs, 6/29/2010	3,115,084
1,785,900		Paramus, NJ, 2.25% BANs, 2/26/2010	1,788,711
5,840,000	[3,4]	Port Authority of New York and New Jersey, (PT-3560) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 1.120%, 11/5/2009	5,840,000
5,542,000		Rochelle Park Township, NJ, 1.75% BANs, 6/25/2010	5,568,589
5,000,000		South Plainfield, NJ, 2.00% BANs, 7/1/2010	5,024,531
2,000,000		Stone Harbor, NJ, 3.25% BANs, 11/13/2009	2,000,320
2,803,166		Tinton Falls, NJ, 1.75% BANs, 1/21/2010	2,804,694
10,245,000	[3,4]	Tobacco Settlement Financing Corp., NJ, PUTTERs (Series 1734B), 0.50% TOBs (J.P. Morgan Chase & Co. LIQ)/(United States Treasury PRF), Optional Tender 4/8/2010	10,245,000
2,433,457		Union Township, NJ, 2.25% BANs, 6/9/2010	2,440,664
3,661,000		Ventnor, NJ, (Series 2009A), 2.25% BANs, 7/21/2010	3,676,494
3,655,000		Wildwood Crest, NJ, 1.75% BANs, 11/6/2009	3,655,248
3,430,000		Wildwood Crest, NJ, 3.25% BANs, 11/6/2009	3,430,137
1,520,000		Woolwich, NJ, 3.75% BANs, 12/17/2009	1,520,927
		TOTAL	446,235,576
		New York – 6.3%
16,600,000		Port Authority of New York and New Jersey, Adjustable Versatile Structure Obligation (Series 3) Daily VRDNs, 0.220%, 11/2/2009	16,600,000
2,640,000		Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2006-6) Weekly VRDNs, 0.320%, 11/5/2009	2,640,000
1,020,000		Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2006-7) Weekly VRDNs, 0.400%, 11/5/2009	1,020,000
  Annual Shareholder Report
  10

$4,145,000	[3,4]	Port Authority of New York and New Jersey, PUTTERs (Series 2912Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.440%, 11/5/2009	4,145,000
5,600,000	[3,4]	Port Authority of New York and New Jersey, ROCs (Series 11743) Weekly VRDNs (Citibank NA, New York LIQ), 0.290%, 11/5/2009	5,600,000
		TOTAL	30,005,000
		TOTAL SHORT-TERM MUNICIPALS — 99.5% (AT AMORTIZED COST)[5]	476,240,576
		OTHER ASSETS AND LIABILITIES - NET — 0.5%[6]	2,211,518
		TOTAL NET ASSETS — 100%	$478,452,094
    Securities that are subject to the federal alternative minimum tax (AMT) represent 17.7% of the portfolio as calculated based upon total market value (percentage is unaudited).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At October 31, 2009, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2009, these restricted securities amounted to $115,635,000, which represented 24.2% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2009, these liquid restricted securities amounted to $115,635,000, which represented 24.2% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
    Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.
  Annual Shareholder Report
  11

    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Short-Term Municipals	$ —	$476,240,576	$ —	$476,240,576
    The following acronyms are used throughout this portfolio:
BANs	— Bond Anticipation Notes
EDA	— Economic Development Authority
FSA	— Financial Security Assurance
GO	— General Obligation
GTD	— Guaranteed
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
PRF	— Prerefunded
PUTTERs	— Puttable Tax-Exempt Receipts
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
TOBs	— Tender Option Bonds
VRDNs	— Variable Rate Demand Notes
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  12

  Statement of Assets and Liabilities

  October 31, 2009

Assets:
Total investments in securities, at amortized cost and value		$476,240,576
Cash		418,482
Income receivable		1,947,760
Receivable for shares sold		37,131
TOTAL ASSETS		478,643,949
Liabilities:
Payable for shares redeemed	$37,736
Income distribution payable	14,469
Payable for transfer and dividend disbursing agent fees and expenses	35,119
Payable for Directors'/Trustees' fees	832
Payable for portfolio accounting fees	29,312
Payable for distribution services fee (Note 5)	25,142
Payable for shareholder services fee (Note 5)	44,079
Accrued expenses	5,166
TOTAL LIABILITIES		191,855
Net assets for 478,388,021 shares outstanding		$478,452,094
Net Assets Consist of:
Paid-in capital		$478,388,021
Accumulated net realized gain on investments		64,009
Undistributed net investment income		64
TOTAL NET ASSETS		$478,452,094
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$86,658,167 ÷ 86,641,371 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$246,637,509 ÷ 246,601,888 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$145,156,418 ÷ 145,144,762 shares outstanding, no par value, unlimited shares authorized		$1.00
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  13

  Statement of Operations

  Year Ended October 31, 2009

Investment Income:
Interest			$6,350,955
Expenses:
Investment adviser fee (Note 5)		$2,094,718
Administrative personnel and services fee (Note 5)		406,573
Custodian fees		18,655
Transfer and dividend disbursing agent fees and expenses		353,744
Directors'/Trustees' fees		5,392
Auditing fees		18,500
Legal fees		9,183
Portfolio accounting fees		117,711
Distribution services fee — Institutional Service Shares (Note 5)		218,754
Distribution services fee — Cash Series Shares (Note 5)		1,036,795
Shareholder services fee — Institutional Service Shares (Note 5)		414,414
Shareholder services fee — Cash Series Shares (Note 5)		431,998
Account administration fee — Institutional Service Shares		131,125
Share registration costs		60,999
Printing and postage		35,412
Insurance premiums		5,766
Miscellaneous		212,485
TOTAL EXPENSES		5,572,224
Waivers, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 5)	$(180,294)
Waiver of administrative personnel and services fee (Note 5)	(8,053)
Waiver of distribution services fee — Institutional Service Shares (Note 5)	(218,754)
Waiver of distribution services fee — Cash Series Shares (Note 5)	(691,223)
Waiver of shareholder services fee — Cash Series Shares (Note 5)	(68,971)
Reimbursement of shareholder services fee — Institutional Service Shares (Note 5)	(217,408)
Reimbursement of shareholder services fee — Cash Series Shares (Note 5)	(4,860)
Reduction of custodian fees (Note 6)	(213)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(1,389,776)
Net expenses			4,182,448
Net investment income			2,168,507
Net realized gain on investments			64,159
Change in net assets resulting from operations			$2,232,666
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  14

  Statement of Changes in Net Assets

Year Ended October 31	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,168,507	$11,433,534
Net realized gain on investments	64,159	161,982
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,232,666	11,595,516
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(863,722)	(4,030,502)
Institutional Service Shares	(935,328)	(4,163,461)
Cash Series Shares	(356,568)	(3,252,820)
Distributions from net realized gain on investments
Institutional Shares	(49,196)	(20,524)
Institutional Service Shares	(57,489)	(26,261)
Cash Series Shares	(52,584)	(22,632)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,314,887)	(11,516,200)
Share Transactions:
Proceeds from sale of shares	1,115,551,785	1,756,850,776
Net asset value of shares issued to shareholders in payment of distributions declared	1,330,076	6,647,042
Cost of shares redeemed	(1,183,343,030)	(1,658,347,929)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(66,461,169)	105,149,889
Change in net assets	(66,543,390)	105,229,205
Net Assets:
Beginning of period	544,995,484	439,766,279
End of period (including undistributed (distributions in excess of) net investment income of $64 and $(12,825), respectively)	$478,452,094	$544,995,484
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  15

  Notes to Financial Statements

  October 31, 2009

  1. ORGANIZATION

  Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of New Jersey Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and New Jersey state income tax imposed upon non-corporate taxpayers consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

  2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

  Investment Valuation

  Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

  Investment Income, Gains and Losses, Expenses and Distributions

  Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

  Premium and Discount Amortization

  All premiums and discounts are amortized/accreted.

  Federal Taxes

  It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement Annual Shareholder Report
  16

  of Operations. As of October 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

  When-Issued and Delayed Delivery Transactions

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

  Restricted Securities

  Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

  Temporary Guarantee Program

  The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

  Other

  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  3. SHARES OF BENEFICIAL INTEREST

  The following tables summarize share activity:

Year Ended October 31	2009		2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	142,575,894	$142,575,894	465,635,969	$465,635,969
Shares issued to shareholders in payment of distributions declared	238,041	238,041	657,353	657,353
Shares redeemed	(233,777,403)	(233,777,403)	(388,324,144)	(388,324,144)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(90,963,468)	$(90,963,468)	77,969,178	$77,969,178
Year Ended October 31	2009		2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	633,175,559	$633,175,559	719,676,997	$719,676,997
Shares issued to shareholders in payment of distributions declared	694,473	694,473	2,758,041	2,758,041
Shares redeemed	(575,279,236)	(575,279,236)	(733,174,547)	(733,174,547)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	58,590,796	$58,590,796	(10,739,509)	$(10,739,509)
  Annual Shareholder Report
  17

Year Ended October 31	2009		2008
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	339,800,332	$339,800,332	571,537,810	$571,537,810
Shares issued to shareholders in payment of distributions declared	397,562	397,562	3,231,648	3,231,648
Shares redeemed	(374,286,391)	(374,286,391)	(536,849,238)	(536,849,238)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(34,088,497)	$(34,088,497)	37,920,220	$37,920,220
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(66,461,169)	$(66,461,169)	105,149,889	$105,149,889
  Annual Shareholder Report
  18

  4. FEDERAL TAX INFORMATION

  The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2009 and 2008, was as follows:

	2009	2008
Tax-exempt income	$2,155,618	$11,446,783
Ordinary income[1]	$97,670	$34,708
Long-term capital gains	$61,599	$34,709

  As of October 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income[1]	$43,388
Undistributed tax-exempt income	$64
Undistributed long-term capital gains	$20,621
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

  5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  Investment Adviser Fee

  Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, the Adviser voluntarily waived $180,294 of its fee.

  Administrative Fee

  Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $8,053 of its fee.

  Annual Shareholder Report
  19

  Distribution Services Fee

  The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.10%
Cash Series Shares	0.60%

  FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, FSC voluntarily waived $909,977 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2009, FSC retained $1,746 of fees paid by the Fund.

  Shareholder Services Fee

  The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended October 31, 2009, FSSC voluntarily reimbursed $222,268 of shareholder services fees. For the year ended October 31, 2009, FSSC did not receive any fees paid by the Fund. In addition, for the year ended October 31, 2009, unaffiliated third-party financial intermediaries waived $68,971 of Services Fees. This waiver can be modified or terminated at any time. For the year ended October 31, 2009, the Fund's Institutional Shares did not incur a shareholder services fee.

  Interfund Transactions

  During the year ended October 31, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $591,045,000 and $544,530,000, respectively.

  General

  Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

  Annual Shareholder Report
  20

  6. EXPENSE Reduction

  Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended October 31, 2009, the Fund's expenses were reduced by $213 under these arrangements.

  7. CONCENTRATION OF RISK

  Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2009, 64.9% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 9.3% of total investments.

  8. LINE OF CREDIT

  The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the Fund did not utilize the LOC.

  9. INTERFUND LENDING

  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the program was not utilized.

  10. Legal Proceedings

  Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. Annual Shareholder Report
  21

  The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

  11. Subsequent events

  Management has evaluated subsequent events through December 24, 2009, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

  12. FEDERAL TAX INFORMATION (UNAUDITED)

  For the year ended October 31, 2009, the amount of long-term capital gains designated by the Fund was $61,599.

  For the year ended October 31, 2009, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

  Annual Shareholder Report
  22

  Report of Independent Registered Public Accounting Firm

  TO THE BOARD OF Trustees of Money Market Obligations Trust AND SHAREHOLDERS OF New Jersey Municipal Cash Trust:

  We have audited the accompanying statement of assets and liabilities of New Jersey Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian.We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of New Jersey Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

  Boston, Massachusetts
  December 24, 2009

  Annual Shareholder Report
  23

  Board of Trustees and Trust Officers

  The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised 39 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 149 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

  Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
  Annual Shareholder Report

  24

  INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
  Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
  Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
  Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
  Annual Shareholder Report
  25

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee and Chairman of the Board of the Federated Fund Complex.
  Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
  Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).
  Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
  Annual Shareholder Report
  26

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Annual Shareholder Report
27

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004, serves as a Senior Portfolio Manager and is a Vice President of the Trust. Ms. Cunningham was named an Executive Vice President of the Fund's Adviser in 2009. She joined Federated in 1981 and was a Senior Vice President of the Fund's Adviser from 1997 to 2009. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak has been the Fund's Portfolio Manager since December 1990. He is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.
Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Annual Shareholder Report

28

Evaluation and Approval of Advisory Contract - May 2009

New Jersey Municipal Cash Trust (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Annual Shareholder Report
29

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Annual Shareholder Report
30

with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Annual Shareholder Report
31

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

Annual Shareholder Report
32

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report
33

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Annual Shareholder Report
34

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

New Jersey Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N476
Cusip 60934N468
Cusip 608919874

G00203-01 (12/09)

Federated is a registered mark of Federated Investors, Inc.
2009 Federated Investors, Inc.

New York Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2009

Institutional Service Shares
Cash II Shares
Institutional Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.023	0.032	0.028	0.017
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.023	0.032	0.028	0.017
Less Distributions:
Distributions from net investment income	(0.006)	(0.023)	(0.032)	(0.028)	(0.017)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.006)	(0.023)	(0.032)	(0.028)	(0.017)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.65%	2.31%	3.23%	2.87%	1.76%[3]
Ratios to Average Net Assets:
Net expenses	0.56%[4]	0.53%[4]	0.52%	0.52%	0.51%
Net investment income	0.61%	2.19%	3.17%	2.81%	1.77%
Expense waiver/reimbursement[5]	0.50%	0.51%	0.50%	0.51%	0.52%
Supplemental Data:
Net assets, end of period (000 omitted)	$622,122	$469,728	$514,929	$642,643	$782,000
1	Represents less than $0.001.
2	Based on net asset value.
3	During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.04% on the total return.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.56% and 0.53% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
1

Financial Highlights - Cash II Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.020	0.029	0.026	0.015
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.004	0.020	0.029	0.026	0.015
Less Distributions:
Distributions from net investment income	(0.004)	(0.020)	(0.029)	(0.026)	(0.015)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.004)	(0.020)	(0.029)	(0.026)	(0.015)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.43%	2.07%	2.99%	2.64%	1.55%[3]
Ratios to Average Net Assets:
Net expenses	0.79%[4]	0.76%[4]	0.75%	0.75%	0.72%
Net investment income	0.42%	1.97%	2.95%	2.53%	1.58%
Expense waiver/reimbursement[5]	0.31%	0.30%	0.30%	0.29%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$200,465	$275,961	$210,354	$197,149	$321,477
1	Represents less than $0.001.
2	Based on net asset value.
3	During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.03% on the total return.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.79% and 0.76% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
2

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended October 31,				Period Ended 10/31/2005[1]
	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.009	0.025	0.034	0.031	0.017
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.009	0.025	0.034	0.031	0.017
Less Distributions:
Distributions from net investment income	(0.009)	(0.025)	(0.034)	(0.031)	(0.017)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.009)	(0.025)	(0.034)	(0.031)	(0.017)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.87%	2.53%	3.45%	3.10%	1.69%[4]
Ratios to Average Net Assets:
Net expenses	0.34%[5]	0.31%[5]	0.30%	0.31%	0.27%[6]
Net investment income	0.85%	2.40%	3.39%	3.15%	2.29%[6]
Expense waiver/reimbursement[7]	0.25%	0.25%	0.25%	0.33%	0.54%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$564,539	$515,109	$383,930	$416,538	$154,562
1	Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.03% on the total return.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.34% and 0.31% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
3

Financial Highlights - Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended October 31,				Period Ended 10/31/2005[1]
	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.018	0.027	0.024	0.011
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.018	0.027	0.024	0.011
Less Distributions:
Distributions from net investment income	(0.002)	(0.018)	(0.027)	(0.024)	(0.011)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.002)	(0.018)	(0.027)	(0.024)	(0.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.24%	1.82%	2.73%	2.38%	1.14%[4]
Ratios to Average Net Assets:
Net expenses	0.96%[5]	1.01%[5]	1.00%	1.00%	0.97%[6]
Net investment income	0.18%	1.73%	2.70%	2.34%	1.60%[6]
Expense waiver/reimbursement[7]	0.48%	0.40%	0.40%	0.40%	0.43%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$325,747	$198,230	$185,133	$185,817	$218,959
1	Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.03% on the total return.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.96% and 1.01% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
4

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 to October 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2009	Ending Account Value 10/31/2009	Expenses Paid During Period[1]
Actual:
Institutional Service Shares	$1,000	$1,002.00	$2.83
Cash II Shares	$1,000	$1,000.90	$3.88
Institutional Shares	$1,000	$1,003.10	$1.72
Cash Series Shares	$1,000	$1,000.20	$4.59
Hypothetical (assuming a 5% return before expenses):
Institutional Service Shares	$1,000	$1,022.38	$2.85
Cash II Shares	$1,000	$1,021.32	$3.92
Institutional Shares	$1,000	$1,023.49	$1.73
Cash Series Shares	$1,000	$1,020.62	$4.63
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Service Shares	0.56%
Cash II Shares	0.77%
Institutional Shares	0.34%
Cash Series Shares	0.91%
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Portfolio of Investments Summary Tables (unaudited)

At October 31, 2009, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	76.8%
Municipal Notes	22.9%
Other Assets and Liabilities — Net[2]	0.3%
TOTAL	100.0%

At October 31, 2009, the Fund's effective maturity schedule3 was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	76.8%
8-30 Days	0.9%
31-90 Days	2.6%
91-180 Days	3.8%
181 Days or more	15.6%
Other Assets and Liabilities — Net[2]	0.3%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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7

Portfolio of Investments

October 31, 2009

Principal Amount			Value
		Short-Term Municipals – 99.7%;1,2
		New York – 99.7%
$6,260,000		Albany, NY IDA, (Series 2001A) Weekly VRDNs (Daughters of Sarah Housing Company, Inc.)/(Key Bank, N.A. LOC), 0.950%, 11/5/2009	6,260,000
1,550,000		Albany, NY IDA, (Series 2002: Corning Preserve/Hudson Riverfront) Weekly VRDNs (Albany Local Development Corp.)/(Key Bank, N.A. LOC), 0.950%, 11/5/2009	1,550,000
2,500,000		Amsterdam, NY Enlarged City School District, 2.25% BANs, 6/25/2010	2,508,260
4,110,000		Broome County, NY IDA, (Series 2008B) Weekly VRDNs (Good Shepherd Village at Endwell, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.310%, 11/5/2009	4,110,000
7,100,000		Broome County, NY IDA, (Series 2008C) Weekly VRDNs (Good Shepherd Village at Endwell, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.310%, 11/5/2009	7,100,000
22,315,000		Broome County, NY, 2.25% BANs, 4/16/2010	22,379,850
6,084,214		Burnt Hills-Ballston Lake, NY CSD, (Series 2009A), 2.00% BANs, 7/2/2010	6,118,239
3,500,000		Burnt Hills-Ballston Lake, NY CSD, (Series 2009A), 2.00% TANs, 7/2/2010	3,517,243
6,000,000		Cairo-Durham, NY CSD, 2.50% BANs, 6/24/2010	6,020,822
8,965,718		Cassadaga Valley, NY CSD, 2.25% BANs, 6/15/2010	9,006,687
17,400,000		Cattaraugus-Little Valley, NY CSD, (Series 2009A), 2.25% BANs, 6/17/2010	17,453,367
35,125,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New York Non-AMT)/(Series 2009-35) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.210%, 11/5/2009	35,125,000
30,945,000	[3,4]	Clipper Tax-Exempt Trust (New York Non-AMT)/(Series 2009-71) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.290%, 11/5/2009	30,945,000
6,855,000		Cohoes, NY City School District, 2.75% BANs, 11/19/2009	6,856,817
7,060,000		Dutchess County, NY IDA, (Series 2005) Weekly VRDNs (Lutheran Center at Poughkeepsie, Inc.)/(Key Bank, N.A. LOC), 0.950%, 11/5/2009	7,060,000
11,398,704		East Bloomfield, NY CSD, 2.00% BANs, 6/25/2010	11,456,928
7,541,500		East Greenbush, NY CSD, 1.50% BANs, 3/19/2010	7,554,188
8,600,000		East Ramapo, NY CSD, 1.75% BANs, 6/18/2010	8,631,996
5,000,000		East Ramapo, NY CSD, 2.00% RANs, 6/18/2010	5,024,782
10,624,897		Eldred, NY CSD, 1.75% BANs, 6/30/2010	10,629,294
20,000,000		Elmira, NY City School District, (Series 2009C), 3.00% BANs, 2/17/2010	20,028,839
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8

$7,917,000		Elmira, NY City School District, (Series 2009F), 1.75% BANs, 10/20/2010	7,962,404
19,500,000		Erie County, NY Fiscal Stability Authority, (Series 2009A), 2.00% BANs, 5/19/2010	19,615,882
7,900,000	[3,4]	Erie County, NY IDA, PUTTERs (Series 2090) Weekly VRDNs (Buffalo, NY City School District)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.290%, 11/5/2009	7,900,000
3,800,000		Erie County, NY IDA, (Series 2002: Civic Facility Revenue Bonds) Weekly VRDNs (People, Inc.)/(Key Bank, N.A. LOC), 0.850%, 11/5/2009	3,800,000
8,874,000		Fayetteville-Manlius, NY CSD, 1.75% BANs, 4/23/2010	8,898,926
8,850,000		Gates Chili, NY CSD, 1.50% BANs, 6/25/2010	8,881,129
8,000,000		Greene County, NY, 2.75% BANs, 12/18/2009	8,006,047
4,090,000		Herkimer County, NY CSD, 2.25% BANs, 6/30/2010	4,109,930
3,220,151		Irvington, NY, 4.00% BANs, 11/13/2009	3,221,178
6,200,000		Ithaca, NY, (Series 2009A), 3.25% BANs, 1/15/2010	6,209,313
6,500,000		Lackawanna, NY City School District, 2.25% BANs, 6/15/2010	6,529,702
40,250,000		Long Island Power Authority, NY, (Series 1A) Weekly VRDNs (GTD by Bayerische Landesbank and Landesbank Baden-Wurttemberg LOCs), 0.300%, 11/4/2009	40,250,000
41,470,000		Long Island Power Authority, NY, (Series 2003F) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.250%, 11/4/2009	41,470,000
56,395,000		Long Island Power Authority, NY, (Series 2B) Daily VRDNs (GTD by Bayerische Landesbank LOC), 0.210%, 11/2/2009	56,395,000
28,700,000		Long Island Power Authority, NY, (Series 3A) Weekly VRDNs (JPMorgan Chase Bank, N.A. and GTD by Landesbank Baden-Wurttemberg LOCs), 0.200%, 11/4/2009	28,700,000
6,900,000		MTA Dedicated Tax Fund, (Series 2008B-2) Weekly VRDNs (BNP Paribas SA LOC), 0.180%, 11/5/2009	6,900,000
7,775,000		Madison County, NY IDA, (Series 1999A) Weekly VRDNs (Cazenovia College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.360%, 11/5/2009	7,775,000
15,475,000		Mamaroneck Village, NY, 4.00% BANs, 12/23/2009	15,523,745
6,000,000		Marcellus, NY CSD, 2.50% BANs, 7/30/2010	6,028,421
24,200,000		Metropolitan Transportation Authority, NY, (Series 2005D-2) Daily VRDNs (Landesbank Hessen-Thueringen LOC), 0.260%, 11/2/2009	24,200,000
6,770,000		Middletown, NY, 1.75% BANs, 4/9/2010	6,786,014
4,820,000		Mohawk, NY CSD, 2.50% BANs, 6/30/2010	4,843,455
1,595,000		Monroe County, NY IDA, (Series 2004) Weekly VRDNs (Al Sigl Center for Rehabilitation Agencies, Inc. Civic Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.460%, 11/5/2009	1,595,000
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$4,475,000		Monroe County, NY IDA, (Series 2005) Weekly VRDNs (YMCA of Greater Rochester)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.310%, 11/5/2009	4,475,000
5,259,250		Monroe-Woodbury, NY Center School District, 2.50% BANs, 11/13/2009	5,259,926
28,900,000		New York City Housing Development Corp., (Series 2006A: 2 Gold Street) Weekly VRDNs (2 Gold LLC)/(FNMA LOC), 0.200%, 11/4/2009	28,900,000
22,350,000		New York City, NY IDA, (Series 2000) Weekly VRDNs (Jewish Community Center on the Upper West Side, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.310%, 11/5/2009	22,350,000
1,120,000		New York City, NY IDA, (Series 2001) Weekly VRDNs (Village Community School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.460%, 11/5/2009	1,120,000
5,545,000		New York City, NY IDA, (Series 2003) Weekly VRDNs (Professional Children's School)/(Wachovia Bank N.A. LOC), 0.260%, 11/5/2009	5,545,000
5,040,000		New York City, NY IDA, (Series 2004) Weekly VRDNs (Seamen's Society for Children and Families)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.260%, 11/5/2009	5,040,000
6,740,000		New York City, NY IDA, (Series 2004A) Weekly VRDNs (Institute for Community Living, Inc.)/(HSBC Bank USA LOC), 0.410%, 11/5/2009	6,740,000
1,770,000		New York City, NY IDA, (Series 2005) Weekly VRDNs (French Institute-Alliance Francaise de New York-Federation of French Alliances in the United States)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.460%, 11/5/2009	1,770,000
20,200,000		New York City, NY IDA, (Series 2006A) Weekly VRDNs (New York Law School)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 11/5/2009	20,200,000
12,200,000		New York City, NY IDA, (Series 2006B-2) Weekly VRDNs (New York Law School)/(RBS Citizens Bank N.A. LOC), 0.800%, 11/5/2009	12,200,000
8,525,000		New York City, NY IDA, (Series 2007) Weekly VRDNs (Congregation Lev Bais Yaakov)/(Key Bank, N.A. LOC), 0.700%, 11/5/2009	8,525,000
222,540,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 A) Weekly VRDNs (One Bryant Park LLC)/(Bank of America N.A. and Citibank N.A., New York LOCs), 0.200%, 11/4/2009	222,540,000
7,600,000		New York City, NY IDA, Revenue Bonds Weekly VRDNs (Children's Oncology Society)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 11/4/2009	7,600,000
20,402,000		New York City, NY Municipal Water Finance Authority, (Senior Revenue Bonds) (Fiscal 2008 Series B-1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.190%, 11/5/2009	20,402,000
35,195,000	[3,4]	New York City, NY Municipal Water Finance Authority, MERLOTS (Series 2000-DDD) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.200%, 11/4/2009	35,195,000
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$39,650,000		New York City, NY Transitional Finance Authority, (Fiscal 2001 Series A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.200%, 11/4/2009	39,650,000
41,500,000		New York City, NY Transitional Finance Authority, (Fiscal 2001 Series C) Weekly VRDNs (GTD by Landesbank Baden-Wurttemberg LIQ), 0.200%, 11/4/2009	41,500,000
7,100,000		New York City, NY, (Fiscal 1994 Series H-3) Daily VRDNs (FSA INS)/(State Street Bank and Trust Co. LIQ), 0.250%, 11/2/2009	7,100,000
33,000,000		New York City, NY, (Fiscal 1994 Series H-4) Weekly VRDNs (KBC Bank N.V. LIQ), 0.250%, 11/4/2009	33,000,000
6,000,000		New York City, NY, (Fiscal 1995 Series F-3) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.220%, 11/4/2009	6,000,000
46,040,000		New York City, NY, (Fiscal 2002 Series A-7) Daily VRDNs (Bank of Nova Scotia, Toronto LIQ), 0.250%, 11/2/2009	46,040,000
28,420,000		New York City, NY, (Fiscal 2002 Series A-8) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.350%, 11/4/2009	28,420,000
10,400,000		New York City, NY, (Fiscal 2008 Subseries J-8) Daily VRDNs (Landesbank Baden-Wurttemberg LOC), 0.230%, 11/2/2009	10,400,000
11,000,000	[3,4]	New York City, NY, Floater Certificates (Series 2008-3000) Weekly VRDNs (Morgan Stanley LIQ), 0.190%, 11/5/2009	11,000,000
20,960,000	[3,4]	New York City, NY, ROCs (Series 251) Weekly VRDNs (Citigroup Global Markets, Inc. LIQ), 0.380%, 11/5/2009	20,960,000
5,350,000		New York State Dormitory Authority, (Series 2008) Weekly VRDNs (D'Youville College)/(Key Bank, N.A. LOC), 0.650%, 11/5/2009	5,350,000
10,780,000	[3,4]	New York State Dormitory Authority, ROCs (Series 11627) Weekly VRDNs (Health Quest Systems, Inc. Obligated Group)/(Assured Guaranty Corp. INS)/(Citibank N.A., New York LIQ), 0.340%, 11/5/2009	10,780,000
29,900,000		New York State HFA, 505 West 37th Street Housing Revenue Bonds (Series 2009A) Weekly VRDNs (Landesbank Hessen-Thueringen LOC), 0.200%, 11/4/2009	29,900,000
28,500,000		New York State HFA, Related 42nd & 10th (Series A) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.250%, 11/4/2009	28,500,000
5,000,000		New York State HFA, Service Contract Revenue Refunding Bonds (Series 2003M-1) Weekly VRDNs (Bank of America N.A. LOC), 0.220%, 11/4/2009	5,000,000
7,425,000	[3,4]	New York State Power Authority, ROCs (Series 12270) Weekly VRDNs (Citibank N.A., New York LIQ), 0.230%, 11/5/2009	7,425,000
24,000,000	[3,4]	New York State Thruway Authority, ROCs RR II R-12297 Weekly VRDNs (FSA INS)/(Citibank N.A., New York LIQ), 0.510%, 11/5/2009	24,000,000
13,800,000		New York, NY City Housing Development Corp., Bruckner by the Bridge (Series 2008A) Weekly VRDNs (Bank of America N.A. LOC), 0.190%, 11/4/2009	13,800,000
Annual Shareholder Report
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$6,600,000	Newburgh, NY IDA, (Series 2005A) Weekly VRDNs (Community Development Properties, Dubois Street II, Inc.)/(Key Bank, N.A. LOC), 0.950%, 11/5/2009	6,600,000
9,950,000	North Rose-Wolcott, NY CSD, 3.00% BANs, 12/16/2009	9,955,974
15,945,000	Oneida County, NY Industrial Development Agency Revenue, (Series 2007A) Weekly VRDNs (Charles T. Sitrin Health Care Center, Inc.)/(Key Bank, N.A. LOC), 0.950%, 11/5/2009	15,945,000
13,315,000	Oneida County, NY Industrial Development Agency Revenue, (Series 2007B) Weekly VRDNs (Charles T. Sitrin Health Care Center, Inc.)/(Key Bank, N.A. LOC), 0.950%, 11/5/2009	13,315,000
5,050,000	Onondaga County, NY IDA, (Series 1999A) Weekly VRDNs (Christian Brothers Academy of Syracuse, NY)/(Key Bank, N.A. LOC), 0.850%, 11/5/2009	5,050,000
7,120,000	Onondaga County, NY IDA, (Series 2003A) Weekly VRDNs (Crouse Health Hospital, Inc.)/(Key Bank, N.A. LOC), 0.950%, 11/4/2009	7,120,000
4,275,000	Onondaga County, NY IDA, (Series 2005) Weekly VRDNs (Jewish Home of Central New York Residential Living, Inc.)/(Key Bank, N.A. LOC), 0.700%, 11/5/2009	4,275,000
1,725,000	Onondaga County, NY Weekly VRDNs (Grainger (W.W.), Inc.), 1.625%, 11/9/2009	1,725,000
5,710,000	Ontario County, NY Industrial Development Agency, (Series 2003B) Weekly VRDNs (Frederick Ferris Thompson Hospital)/(Key Bank, N.A. LOC), 1.250%, 11/4/2009	5,710,000
5,000,000	Orange County, NY IDA, (Series 2002) Weekly VRDNs (Tuxedo Park School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.310%, 11/5/2009	5,000,000
29,000,000	Oswego, NY City School District, 2.50% BANs, 8/13/2010	29,223,042
6,875,000	Otsego County, NY Industrial Development Agency, (Series 2007A) Weekly VRDNs (Mary Imogene Bassett Hospital)/(Key Bank, N.A. LOC), 0.650%, 11/5/2009	6,875,000
6,500,000	Plainedge, NY Union Free School District, 2.00% TANs, 6/30/2010	6,536,138
4,000,000	Port Authority of New York and New Jersey, Adjustable Versatile Structure Obligation (Series 3) Daily VRDNs, 0.220%, 11/2/2009	4,000,000
4,575,000	Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2006-5) Weekly VRDNs, 0.320%, 11/5/2009	4,575,000
4,620,000	Rensselaer County, NY IDA, Civic Facility Revenue Bonds (Series 2003A) Weekly VRDNs (WMHT Educational Telecommunications)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.310%, 11/5/2009	4,620,000
12,787,217	Rome, NY, 2.75% BANs, 8/6/2010	12,834,745
8,427,284	Salina, NY, 1.75% BANs, 6/24/2010	8,448,662
7,890,000	Saratoga County, NY Industrial Development Agency, (Series 2007A) Weekly VRDNs (Saratoga Hospital Obligated Group)/(Key Bank, N.A. LOC), 0.950%, 11/5/2009	7,890,000
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$6,315,700	Schenectady, NY City School District, (Series 2009B), 1.75% BANs, 7/9/2010	6,334,907
4,668,614	Silver Creek, NY CSD, 3.00% BANs, 1/21/2010	4,674,172
17,000,000	South Country, NY CSD, 2.00% TANs, 6/30/2010	17,072,096
3,705,000	St. Lawrence County, NY IDA, (Series 2006) Weekly VRDNs (Claxton-Hepburn Medical Center)/(Key Bank, N.A. LOC), 0.950%, 11/5/2009	3,705,000
765,000	Suffolk County, NY IDA, (Series 1997B) Weekly VRDNs (Maryhaven Center of Hope)/(Key Bank, N.A. LOC), 0.900%, 11/4/2009	765,000
13,695,000	Sullivan County, NY, 1.50% BANs, 5/14/2010	13,734,598
8,000,000	Sullivan County, NY, 1.75% TANs, 5/14/2010	8,025,215
9,600,000	Syracuse, NY IDA, (Series 2003A) Weekly VRDNs (Crouse Health Hospital, Inc.)/(Key Bank, N.A. LOC), 0.950%, 11/4/2009	9,600,000
6,345,000	Syracuse, NY IDA, (Series 2008) Weekly VRDNs (MESA of NY, Inc.)/(Key Bank, N.A. LOC), 0.850%, 11/5/2009	6,345,000
17,423,175	Ticonderoga, NY CSD, (Series 2009A), 2.25% BANs, 7/1/2010	17,491,331
15,000,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2005B-3) Weekly VRDNs (Bank of America N.A. LIQ), 0.210%, 11/5/2009	15,000,000
9,250,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2005B-4) Weekly VRDNs (GTD by Landesbank Baden-Wurttemberg LIQ), 0.230%, 11/5/2009	9,250,000
15,000,000	Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000AB) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.250%, 11/4/2009	15,000,000
61,100,000	Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000CD) Weekly VRDNs (FSA INS)/(Lloyds TSB Bank PLC, London LIQ), 0.220%, 11/4/2009	61,100,000
3,765,000	Westchester County, NY IDA, (Series 2000) Weekly VRDNs (Jacob Burns Film Center, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 11/5/2009	3,765,000
8,245,000	Westchester County, NY IDA, (Series 2005B) Weekly VRDNs (Mercy College)/(TD Banknorth N.A. LOC), 0.200%, 11/5/2009	8,245,000
9,005,988	Windsor, NY CSD, 2.25% BANs, 6/16/2010	9,033,489
5,490,000	Yates County, NY IDA, (Series 2003-A) Weekly VRDNs (Keuka College)/(Key Bank, N.A. LOC), 0.700%, 11/5/2009	5,490,000
2,510,000	Yates County, NY IDA, (Series 2007A) Weekly VRDNs (Keuka College)/(Key Bank, N.A. LOC), 0.700%, 11/5/2009	2,510,000
	TOTAL MUNICIPAL INVESTMENTS — 99.7% (AT AMORTIZED COST)[5]	1,708,464,753
	OTHER ASSETS AND LIABILITIES - NET — 0.3%[6]	4,408,361
	TOTAL NET ASSETS — 100%	$1,712,873,114
Annual Shareholder Report
13

  At October 31, 2009, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At October 31, 2009, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)
First Tier	Second Tier
99.0%	1.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2009, these restricted securities amounted to $183,330,000, which represented 10.7% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2009, these liquid restricted securities amounted to $183,330,000, which represented 10.7% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report
14

    The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Short-Term Municipals	$ —	$1,708,464,753	$ —	$1,708,464,753
    The following acronyms are used throughout this portfolio:
AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
CSD	— Central School District
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC(s)	— Letter(s) of Credit
MERLOTS	— Municipal Exempt Receipts - Liquidity Optional Tender Series
PUTTERs	— Puttable Tax-Exempt Receipts
RANs	— Revenue Anticipation Notes
ROCs	— Reset Options Certificates
TANs	— Tax Anticipation Notes
VRDNs	— Variable Rate Demand Notes
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  15

  Statement of Assets and Liabilities

  October 31, 2009

Assets:
Total investments in securities, at amortized cost and value		$1,708,464,753
Income receivable		5,091,079
Receivable for shares sold		370,579
TOTAL ASSETS		1,713,926,411
Liabilities:
Payable for shares redeemed	$129,873
Bank overdraft	381,772
Income distribution payable	48,541
Payable for transfer and dividend disbursing agent fees and expenses	111,390
Payable for Directors'/Trustees' fees	2,760
Payable for portfolio accounting fees	47,627
Payable for distribution services fee (Note 5)	180,424
Payable for shareholder services fee (Note 5)	127,665
Accrued expenses	23,245
TOTAL LIABILITIES		1,053,297
Net assets for 1,712,743,367 shares outstanding		$1,712,873,114
Net Assets Consist of:
Paid-in capital		$1,712,743,367
Accumulated net realized gain on investments		131,074
Distributions in excess of net investment income		(1,327)
TOTAL NET ASSETS		$1,712,873,114
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$622,122,419 ÷ 622,063,081 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$200,464,628 ÷ 200,444,379 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$564,539,029 ÷ 564,509,918 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$325,747,038 ÷ 325,725,989 shares outstanding, no par value, unlimited shares authorized		$1.00
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  16

  Statement of Operations

  Year Ended October 31, 2009

Investment Income:
Interest		$19,988,329
Expenses:
Investment adviser fee (Note 5)	$6,783,724
Administrative personnel and services fee (Note 5)	1,316,509
Custodian fees	56,745
Transfer and dividend disbursing agent fees and expenses	894,147
Directors'/Trustees' fees	14,639
Auditing fees	20,101
Legal fees	8,921
Portfolio accounting fees	187,423
Distribution services fee — Institutional Service Shares (Note 5)	1,409,933
Distribution services fee — Cash II Shares (Note 5)	614,181
Distribution services fee — Cash Series Shares (Note 5)	1,874,916
Shareholder services fee — Institutional Service Shares (Note 5)	1,034,895
Shareholder services fee — Cash II Shares (Note 5)	614,181
Shareholder services fee — Cash Series Shares (Note 5)	781,215
Account administration fee — Institutional Service Shares	207,402
Share registration costs	113,799
Printing and postage	61,330
Insurance premiums	8,517
Miscellaneous	616,561
TOTAL EXPENSES	16,619,139
  Annual Shareholder Report
  17

  Statement of Operations — continued
Waivers, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 5)	$(4,230,100)
Waiver of administrative personnel and services fee (Note 5)	(25,905)
Waiver of distribution services fee — Institutional Service Shares (Note 5)	(1,184,344)
Waiver of distribution services fee — Cash II Shares (Note 5)	(122,836)
Waiver of distribution services fee — Cash Series Shares (Note 5)	(496,086)
Waiver of shareholder services fee — Cash Series Shares (Note 5)	(215,116)
Waiver of shareholder services fee — Cash II Shares (Note 5)	(12,073)
Reimbursement of shareholder services fee — Institutional Service Shares (Note 5)	(227,144)
Reimbursement of shareholder services fee — Cash II Shares (Note 5)	(6,419)
Reimbursement of shareholder services fee — Cash Series Shares (Note 5)	(2,077)
Reduction of custodian fees (Note 6)	(1,935)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		$(6,524,035)
Net expenses			$10,095,104
Net investment income			9,893,225
Net realized gain on investments			138,745
Change in net assets resulting from operations			$10,031,970
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  18

  Statement of Changes in Net Assets

Year Ended October 31	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,893,225	$36,099,896
Net realized gain on investments	138,745	288,578
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,031,970	36,388,474
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(3,425,483)	(14,625,639)
Cash II Shares	(1,035,647)	(5,141,620)
Institutional Shares	(4,854,239)	(11,970,033)
Cash Series Shares	(574,068)	(4,367,473)
Distributions from net realized gain on investments
Institutional Service Shares	(95,331)	(36,630)
Cash II Shares	(48,008)	(12,863)
Institutional Shares	(103,026)	(21,397)
Cash Series Shares	(40,666)	(12,269)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,176,468)	(36,187,924)
Share Transactions:
Proceeds from sale of shares	4,549,858,492	5,611,176,007
Net asset value of shares issued to shareholders in payment of distributions declared	7,591,760	27,328,132
Cost of shares redeemed	(4,303,461,781)	(5,474,022,630)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	253,988,471	164,481,509
Change in net assets	253,843,973	164,682,059
Net Assets:
Beginning of period	1,459,029,141	1,294,347,082
End of period (including distributions in excess of net investment income of $(1,327) and $(5,115), respectively)	$1,712,873,114	$1,459,029,141
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  19

  Notes to Financial Statements

  October 31, 2009

  1. ORGANIZATION

  Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of New York Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Service Shares, Cash II Shares, Institutional Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

  2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

  Investment Valuation

  Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

  Investment Income, Gains and Losses, Expenses and Distributions

  Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

  Premium and Discount Amortization

  All premiums and discounts are amortized/accreted.

  Annual Shareholder Report
  20

  Federal Taxes

  It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

  When-Issued and Delayed Delivery Transactions

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

  Restricted Securities

  Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

  Temporary Guarantee Program

  The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

  Other

  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  Annual Shareholder Report
  21

  3. SHARES OF BENEFICIAL INTEREST

  The following tables summarize share activity:

Year Ended October 31	2009		2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,175,737,013	$2,175,737,013	2,702,124,613	$2,702,124,613
Shares issued to shareholders in payment of distributions declared	1,643,813	1,643,813	7,425,490	7,425,490
Shares redeemed	(2,024,938,775)	(2,024,938,775)	(2,754,827,814)	(2,754,827,814)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	152,442,051	$152,442,051	(45,277,711)	$(45,277,711)
Year Ended October 31	2009		2008
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	517,650,751	$517,650,751	915,059,298	$915,059,298
Shares issued to shareholders in payment of distributions declared	1,053,005	1,053,005	4,962,552	4,962,552
Shares redeemed	(594,172,598)	(594,172,598)	(854,453,978)	(854,453,978)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(75,468,842)	$(75,468,842)	65,567,872	$65,567,872
Year Ended October 31	2009		2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,066,778,547	$1,066,778,547	1,366,237,525	$1,366,237,525
Shares issued to shareholders in payment of distributions declared	4,298,501	4,298,501	10,676,356	10,676,356
Shares redeemed	(1,021,595,108)	(1,021,595,108)	(1,245,793,357)	(1,245,793,357)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	49,481,940	$49,481,940	131,120,524	$131,120,524
Year Ended October 31	2009		2008
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	789,692,181	$789,692,181	627,754,571	$627,754,571
Shares issued to shareholders in payment of distributions declared	596,441	596,441	4,263,734	4,263,734
Shares redeemed	(662,755,300)	(662,755,300)	(618,947,481)	(618,947,481)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	127,533,322	$127,533,322	13,070,824	$13,070,824
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	253,988,471	$253,988,471	164,481,509	$164,481,509
  Annual Shareholder Report
  22

  4. FEDERAL TAX INFORMATION

  The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2009 and 2008, was as follows:

	2009	2008
Tax-exempt income	$9,889,437	$36,104,765
Ordinary income[1]	$238,867	$83,159
Long-term capital gains	$48,164	$ —

  As of October 31, 2009, the components of distributable earnings on a tax basis were as follows:

Distribution in excess of tax-exempt income	$(1,327)
Undistributed ordinary income[1]	$123,313
Undistributed long-term capital gains	$7,761
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

  5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  Investment Adviser Fee

  Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, the Adviser voluntarily waived $4,230,100 of its fee.

  Administrative Fee

  Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $25,905 of its fee.

  Annual Shareholder Report
  23

  Distribution Services Fee

  The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Cash II Shares	0.25%
Cash Series Shares	0.60%

  FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, FSC voluntarily waived $1,803,266 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2009, FSC retained $720,022 of fees paid by the Fund.

  Shareholder Services Fee

  The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares, Cash II Shares, Institutional Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended October 31, 2009, FSSC voluntarily reimbursed $235,640 of shareholder services fees. For the year ended October 31, 2009, FSSC did not receive any fees paid by the Fund. In addition, for the year ended October 31, 2009, unaffiliated third-party financial intermediaries waived $227,189 of Service Fees. This waiver can be modified or terminated at any time. For the year ended October 31, 2009, the Fund's Institutional Shares did not incur a shareholder services fee.

  Interfund Transactions

  During the year ended October 31, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,876,065,000 and $1,713,235,000, respectively.

  General

  Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

  6. EXPENSE Reduction

  Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended October 31, 2009, the Fund's expenses were reduced by $1,935 under these arrangements.

  Annual Shareholder Report
  24

  7. CONCENTRATION OF RISK

  Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2009, 58.4% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 13.0% of total investments.

  8. LINE OF CREDIT

  The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the Fund did not utilize the LOC.

  9. INTERFUND LENDING

  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the program was not utilized.

  10. Legal Proceedings

  Since October 2003, Federated Investors, Inc. and related entities (collectively, Federated) and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this Annual Shareholder Report
  25

  litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

  11. Subsequent events

  Management has evaluated subsequent events through December 24, 2009, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

  12. FEDERAL TAX INFORMATION (UNAUDITED)

  For the year ended October 31, 2009, the amount of long-term capital gains designated by the Fund was $48,164.

  For the year ended October 31, 2009, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

  Annual Shareholder Report
  26

  Report of Independent Registered Public Accounting Firm

  TO THE BOARD OF Trustees of Money Market Obligations Trust AND SHAREHOLDERS OF New York Municipal Cash Trust:

  We have audited the accompanying statement of assets and liabilities of New York Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of New York Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

  Boston, Massachusetts

  December 24, 2009

  Annual Shareholder Report
  27

  Board of Trustees and Trust Officers

  The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised 39 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 149 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

  Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
  Annual Shareholder Report

  28

  INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
  Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
  Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
  Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
  Annual Shareholder Report
  29

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee and Chairman of the Board of the Federated Fund Complex.
  Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
  Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).
  Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
  Annual Shareholder Report
  30

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
  Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

  OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
  Annual Shareholder Report
  31

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004, serves as a Senior Portfolio Manager and is a Vice President of the Trust. Ms. Cunningham was named an Executive Vice President of the Fund's Adviser in 2009. She joined Federated in 1981 and was a Senior Vice President of the Fund's Adviser from 1997 to 2009. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Fund. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak has been the Fund's Portfolio Manager since June 1990. He is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.
Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

  Annual Shareholder Report

  32

  Evaluation and Approval of Advisory Contract - May 2009

  New York Municipal Cash Trust (the “Fund”)

  The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

  In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

  During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

  Annual Shareholder Report
  33

  The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Annual Shareholder Report
  34

  with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

  The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

  The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

  The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

  Annual Shareholder Report
  35

  Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

  The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

  The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

  It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

  The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

  Annual Shareholder Report
  36

  In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

  The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

  Annual Shareholder Report
  37

  Voting Proxies on Fund Portfolio Securities

  A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

  Quarterly Portfolio Schedule

  The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

  Annual Shareholder Report
  38

  Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

  This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

  New York Municipal Cash Trust
  Federated Investors Funds
  4000 Ericsson Drive
  Warrendale, PA 15086-7561

  Contact us at FederatedInvestors.com
  or call 1-800-341-7400.

  Federated Securities Corp., Distributor

  Cusip 60934N294
  Cusip 60934N310
  Cusip 608919866
  Cusip 608919858

  29521 (12/09)

  Federated is a registered mark of Federated Investors, Inc.
  2009 Federated Investors, Inc.

  New York Municipal Cash Trust

  A Portfolio of Money Market Obligations Trust

  ANNUAL SHAREHOLDER REPORT

  October 31, 2009

  Institutional Shares

  FINANCIAL HIGHLIGHTS
  SHAREHOLDER EXPENSE EXAMPLE
  PORTFOLIO OF INVESTMENTS SUMMARY TABLES
  PORTFOLIO OF INVESTMENTS
  STATEMENT OF ASSETS AND LIABILITIES
  STATEMENT OF OPERATIONS
  STATEMENT OF CHANGES IN NET ASSETS
  NOTES TO FINANCIAL STATEMENTS
  REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  BOARD OF TRUSTEES AND TRUST OFFICERS
  EVALUATION AND APPROVAL OF ADVISORY CONTRACT
  VOTING PROXIES ON FUND PORTFOLIO SECURITIES
  QUARTERLY PORTFOLIO SCHEDULE

  Financial Highlights - Institutional Shares

  (For a Share Outstanding Throughout Each Period)

	Year Ended October 31,				Period Ended 10/31/2005[1]
	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.009	0.025	0.034	0.031	0.017
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.009	0.025	0.034	0.031	0.017
Less Distributions:
Distributions from net investment income	(0.009)	(0.025)	(0.034)	(0.031)	(0.017)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.009)	(0.025)	(0.034)	(0.031)	(0.017)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.87%	2.53%	3.45%	3.10%	1.69%[4]
Ratios to Average Net Assets:
Net expenses	0.34%[5]	0.31%[5]	0.30%	0.31%	0.27%[6]
Net investment income	0.85%	2.40%	3.39%	3.15%	2.29%[6]
Expense waiver/reimbursement[7]	0.25%	0.25%	0.25%	0.33%	0.54%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$564,539	$515,109	$383,930	$416,538	$154,562
1	Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.03% on the total return.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.34% and 0.31% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  1

  Shareholder Expense Example (unaudited)

  As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 to October 31, 2009.

  ACTUAL EXPENSES

  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Annual Shareholder Report
  2

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2009	Ending Account Value 10/31/2009	Expenses Paid During Period[1]
Actual	$1,000	$1,003.10	$1.72
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.49	$1.73
1	Expenses are equal to the Fund's annualized net expense ratio of 0.34%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
  Annual Shareholder Report
  3

  Portfolio of Investments Summary Tables (unaudited)

  At October 31, 2009, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	76.8%
Municipal Notes	22.9%
Other Assets and Liabilities — Net[2]	0.3%
TOTAL	100.0%

  At October 31, 2009, the Fund's effective maturity schedule3 was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	76.8%
8-30 Days	0.9%
31-90 Days	2.6%
91-180 Days	3.8%
181 Days or more	15.6%
Other Assets and Liabilities — Net[2]	0.3%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
  Annual Shareholder Report
  4

  Portfolio of Investments

  October 31, 2009

Principal Amount			Value
		Short-Term Municipals – 99.7%;1,2
		New York – 99.7%
$6,260,000		Albany, NY IDA, (Series 2001A) Weekly VRDNs (Daughters of Sarah Housing Company, Inc.)/(Key Bank, N.A. LOC), 0.950%, 11/5/2009	6,260,000
1,550,000		Albany, NY IDA, (Series 2002: Corning Preserve/Hudson Riverfront) Weekly VRDNs (Albany Local Development Corp.)/(Key Bank, N.A. LOC), 0.950%, 11/5/2009	1,550,000
2,500,000		Amsterdam, NY Enlarged City School District, 2.25% BANs, 6/25/2010	2,508,260
4,110,000		Broome County, NY IDA, (Series 2008B) Weekly VRDNs (Good Shepherd Village at Endwell, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.310%, 11/5/2009	4,110,000
7,100,000		Broome County, NY IDA, (Series 2008C) Weekly VRDNs (Good Shepherd Village at Endwell, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.310%, 11/5/2009	7,100,000
22,315,000		Broome County, NY, 2.25% BANs, 4/16/2010	22,379,850
6,084,214		Burnt Hills-Ballston Lake, NY CSD, (Series 2009A), 2.00% BANs, 7/2/2010	6,118,239
3,500,000		Burnt Hills-Ballston Lake, NY CSD, (Series 2009A), 2.00% TANs, 7/2/2010	3,517,243
6,000,000		Cairo-Durham, NY CSD, 2.50% BANs, 6/24/2010	6,020,822
8,965,718		Cassadaga Valley, NY CSD, 2.25% BANs, 6/15/2010	9,006,687
17,400,000		Cattaraugus-Little Valley, NY CSD, (Series 2009A), 2.25% BANs, 6/17/2010	17,453,367
35,125,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New York Non-AMT)/(Series 2009-35) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.210%, 11/5/2009	35,125,000
30,945,000	[3,4]	Clipper Tax-Exempt Trust (New York Non-AMT)/(Series 2009-71) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.290%, 11/5/2009	30,945,000
6,855,000		Cohoes, NY City School District, 2.75% BANs, 11/19/2009	6,856,817
7,060,000		Dutchess County, NY IDA, (Series 2005) Weekly VRDNs (Lutheran Center at Poughkeepsie, Inc.)/(Key Bank, N.A. LOC), 0.950%, 11/5/2009	7,060,000
11,398,704		East Bloomfield, NY CSD, 2.00% BANs, 6/25/2010	11,456,928
7,541,500		East Greenbush, NY CSD, 1.50% BANs, 3/19/2010	7,554,188
8,600,000		East Ramapo, NY CSD, 1.75% BANs, 6/18/2010	8,631,996
5,000,000		East Ramapo, NY CSD, 2.00% RANs, 6/18/2010	5,024,782
10,624,897		Eldred, NY CSD, 1.75% BANs, 6/30/2010	10,629,294
20,000,000		Elmira, NY City School District, (Series 2009C), 3.00% BANs, 2/17/2010	20,028,839
  Annual Shareholder Report
  5

$7,917,000		Elmira, NY City School District, (Series 2009F), 1.75% BANs, 10/20/2010	7,962,404
19,500,000		Erie County, NY Fiscal Stability Authority, (Series 2009A), 2.00% BANs, 5/19/2010	19,615,882
7,900,000	[3,4]	Erie County, NY IDA, PUTTERs (Series 2090) Weekly VRDNs (Buffalo, NY City School District)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.290%, 11/5/2009	7,900,000
3,800,000		Erie County, NY IDA, (Series 2002: Civic Facility Revenue Bonds) Weekly VRDNs (People, Inc.)/(Key Bank, N.A. LOC), 0.850%, 11/5/2009	3,800,000
8,874,000		Fayetteville-Manlius, NY CSD, 1.75% BANs, 4/23/2010	8,898,926
8,850,000		Gates Chili, NY CSD, 1.50% BANs, 6/25/2010	8,881,129
8,000,000		Greene County, NY, 2.75% BANs, 12/18/2009	8,006,047
4,090,000		Herkimer County, NY CSD, 2.25% BANs, 6/30/2010	4,109,930
3,220,151		Irvington, NY, 4.00% BANs, 11/13/2009	3,221,178
6,200,000		Ithaca, NY, (Series 2009A), 3.25% BANs, 1/15/2010	6,209,313
6,500,000		Lackawanna, NY City School District, 2.25% BANs, 6/15/2010	6,529,702
40,250,000		Long Island Power Authority, NY, (Series 1A) Weekly VRDNs (GTD by Bayerische Landesbank and Landesbank Baden-Wurttemberg LOCs), 0.300%, 11/4/2009	40,250,000
41,470,000		Long Island Power Authority, NY, (Series 2003F) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.250%, 11/4/2009	41,470,000
56,395,000		Long Island Power Authority, NY, (Series 2B) Daily VRDNs (GTD by Bayerische Landesbank LOC), 0.210%, 11/2/2009	56,395,000
28,700,000		Long Island Power Authority, NY, (Series 3A) Weekly VRDNs (JPMorgan Chase Bank, N.A. and GTD by Landesbank Baden-Wurttemberg LOCs), 0.200%, 11/4/2009	28,700,000
6,900,000		MTA Dedicated Tax Fund, (Series 2008B-2) Weekly VRDNs (BNP Paribas SA LOC), 0.180%, 11/5/2009	6,900,000
7,775,000		Madison County, NY IDA, (Series 1999A) Weekly VRDNs (Cazenovia College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.360%, 11/5/2009	7,775,000
15,475,000		Mamaroneck Village, NY, 4.00% BANs, 12/23/2009	15,523,745
6,000,000		Marcellus, NY CSD, 2.50% BANs, 7/30/2010	6,028,421
24,200,000		Metropolitan Transportation Authority, NY, (Series 2005D-2) Daily VRDNs (Landesbank Hessen-Thueringen LOC), 0.260%, 11/2/2009	24,200,000
6,770,000		Middletown, NY, 1.75% BANs, 4/9/2010	6,786,014
4,820,000		Mohawk, NY CSD, 2.50% BANs, 6/30/2010	4,843,455
1,595,000		Monroe County, NY IDA, (Series 2004) Weekly VRDNs (Al Sigl Center for Rehabilitation Agencies, Inc. Civic Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.460%, 11/5/2009	1,595,000
  Annual Shareholder Report
  6

$4,475,000		Monroe County, NY IDA, (Series 2005) Weekly VRDNs (YMCA of Greater Rochester)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.310%, 11/5/2009	4,475,000
5,259,250		Monroe-Woodbury, NY Center School District, 2.50% BANs, 11/13/2009	5,259,926
28,900,000		New York City Housing Development Corp., (Series 2006A: 2 Gold Street) Weekly VRDNs (2 Gold LLC)/(FNMA LOC), 0.200%, 11/4/2009	28,900,000
22,350,000		New York City, NY IDA, (Series 2000) Weekly VRDNs (Jewish Community Center on the Upper West Side, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.310%, 11/5/2009	22,350,000
1,120,000		New York City, NY IDA, (Series 2001) Weekly VRDNs (Village Community School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.460%, 11/5/2009	1,120,000
5,545,000		New York City, NY IDA, (Series 2003) Weekly VRDNs (Professional Children's School)/(Wachovia Bank N.A. LOC), 0.260%, 11/5/2009	5,545,000
5,040,000		New York City, NY IDA, (Series 2004) Weekly VRDNs (Seamen's Society for Children and Families)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.260%, 11/5/2009	5,040,000
6,740,000		New York City, NY IDA, (Series 2004A) Weekly VRDNs (Institute for Community Living, Inc.)/(HSBC Bank USA LOC), 0.410%, 11/5/2009	6,740,000
1,770,000		New York City, NY IDA, (Series 2005) Weekly VRDNs (French Institute-Alliance Francaise de New York-Federation of French Alliances in the United States)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.460%, 11/5/2009	1,770,000
20,200,000		New York City, NY IDA, (Series 2006A) Weekly VRDNs (New York Law School)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 11/5/2009	20,200,000
12,200,000		New York City, NY IDA, (Series 2006B-2) Weekly VRDNs (New York Law School)/(RBS Citizens Bank N.A. LOC), 0.800%, 11/5/2009	12,200,000
8,525,000		New York City, NY IDA, (Series 2007) Weekly VRDNs (Congregation Lev Bais Yaakov)/(Key Bank, N.A. LOC), 0.700%, 11/5/2009	8,525,000
222,540,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 A) Weekly VRDNs (One Bryant Park LLC)/(Bank of America N.A. and Citibank N.A., New York LOCs), 0.200%, 11/4/2009	222,540,000
7,600,000		New York City, NY IDA, Revenue Bonds Weekly VRDNs (Children's Oncology Society)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 11/4/2009	7,600,000
20,402,000		New York City, NY Municipal Water Finance Authority, (Senior Revenue Bonds) (Fiscal 2008 Series B-1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.190%, 11/5/2009	20,402,000
35,195,000	[3,4]	New York City, NY Municipal Water Finance Authority, MERLOTS (Series 2000-DDD) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.200%, 11/4/2009	35,195,000
  Annual Shareholder Report
  7

$39,650,000		New York City, NY Transitional Finance Authority, (Fiscal 2001 Series A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.200%, 11/4/2009	39,650,000
41,500,000		New York City, NY Transitional Finance Authority, (Fiscal 2001 Series C) Weekly VRDNs (GTD by Landesbank Baden-Wurttemberg LIQ), 0.200%, 11/4/2009	41,500,000
7,100,000		New York City, NY, (Fiscal 1994 Series H-3) Daily VRDNs (FSA INS)/(State Street Bank and Trust Co. LIQ), 0.250%, 11/2/2009	7,100,000
33,000,000		New York City, NY, (Fiscal 1994 Series H-4) Weekly VRDNs (KBC Bank N.V. LIQ), 0.250%, 11/4/2009	33,000,000
6,000,000		New York City, NY, (Fiscal 1995 Series F-3) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.220%, 11/4/2009	6,000,000
46,040,000		New York City, NY, (Fiscal 2002 Series A-7) Daily VRDNs (Bank of Nova Scotia, Toronto LIQ), 0.250%, 11/2/2009	46,040,000
28,420,000		New York City, NY, (Fiscal 2002 Series A-8) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.350%, 11/4/2009	28,420,000
10,400,000		New York City, NY, (Fiscal 2008 Subseries J-8) Daily VRDNs (Landesbank Baden-Wurttemberg LOC), 0.230%, 11/2/2009	10,400,000
11,000,000	[3,4]	New York City, NY, Floater Certificates (Series 2008-3000) Weekly VRDNs (Morgan Stanley LIQ), 0.190%, 11/5/2009	11,000,000
20,960,000	[3,4]	New York City, NY, ROCs (Series 251) Weekly VRDNs (Citigroup Global Markets, Inc. LIQ), 0.380%, 11/5/2009	20,960,000
5,350,000		New York State Dormitory Authority, (Series 2008) Weekly VRDNs (D'Youville College)/(Key Bank, N.A. LOC), 0.650%, 11/5/2009	5,350,000
10,780,000	[3,4]	New York State Dormitory Authority, ROCs (Series 11627) Weekly VRDNs (Health Quest Systems, Inc. Obligated Group)/(Assured Guaranty Corp. INS)/(Citibank N.A., New York LIQ), 0.340%, 11/5/2009	10,780,000
29,900,000		New York State HFA, 505 West 37th Street Housing Revenue Bonds (Series 2009A) Weekly VRDNs (Landesbank Hessen-Thueringen LOC), 0.200%, 11/4/2009	29,900,000
28,500,000		New York State HFA, Related 42nd & 10th (Series A) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.250%, 11/4/2009	28,500,000
5,000,000		New York State HFA, Service Contract Revenue Refunding Bonds (Series 2003M-1) Weekly VRDNs (Bank of America N.A. LOC), 0.220%, 11/4/2009	5,000,000
7,425,000	[3,4]	New York State Power Authority, ROCs (Series 12270) Weekly VRDNs (Citibank N.A., New York LIQ), 0.230%, 11/5/2009	7,425,000
24,000,000	[3,4]	New York State Thruway Authority, ROCs RR II R-12297 Weekly VRDNs (FSA INS)/(Citibank N.A., New York LIQ), 0.510%, 11/5/2009	24,000,000
13,800,000		New York, NY City Housing Development Corp., Bruckner by the Bridge (Series 2008A) Weekly VRDNs (Bank of America N.A. LOC), 0.190%, 11/4/2009	13,800,000
  Annual Shareholder Report
  8

$6,600,000	Newburgh, NY IDA, (Series 2005A) Weekly VRDNs (Community Development Properties, Dubois Street II, Inc.)/(Key Bank, N.A. LOC), 0.950%, 11/5/2009	6,600,000
9,950,000	North Rose-Wolcott, NY CSD, 3.00% BANs, 12/16/2009	9,955,974
15,945,000	Oneida County, NY Industrial Development Agency Revenue, (Series 2007A) Weekly VRDNs (Charles T. Sitrin Health Care Center, Inc.)/(Key Bank, N.A. LOC), 0.950%, 11/5/2009	15,945,000
13,315,000	Oneida County, NY Industrial Development Agency Revenue, (Series 2007B) Weekly VRDNs (Charles T. Sitrin Health Care Center, Inc.)/(Key Bank, N.A. LOC), 0.950%, 11/5/2009	13,315,000
5,050,000	Onondaga County, NY IDA, (Series 1999A) Weekly VRDNs (Christian Brothers Academy of Syracuse, NY)/(Key Bank, N.A. LOC), 0.850%, 11/5/2009	5,050,000
7,120,000	Onondaga County, NY IDA, (Series 2003A) Weekly VRDNs (Crouse Health Hospital, Inc.)/(Key Bank, N.A. LOC), 0.950%, 11/4/2009	7,120,000
4,275,000	Onondaga County, NY IDA, (Series 2005) Weekly VRDNs (Jewish Home of Central New York Residential Living, Inc.)/(Key Bank, N.A. LOC), 0.700%, 11/5/2009	4,275,000
1,725,000	Onondaga County, NY Weekly VRDNs (Grainger (W.W.), Inc.), 1.625%, 11/9/2009	1,725,000
5,710,000	Ontario County, NY Industrial Development Agency, (Series 2003B) Weekly VRDNs (Frederick Ferris Thompson Hospital)/(Key Bank, N.A. LOC), 1.250%, 11/4/2009	5,710,000
5,000,000	Orange County, NY IDA, (Series 2002) Weekly VRDNs (Tuxedo Park School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.310%, 11/5/2009	5,000,000
29,000,000	Oswego, NY City School District, 2.50% BANs, 8/13/2010	29,223,042
6,875,000	Otsego County, NY Industrial Development Agency, (Series 2007A) Weekly VRDNs (Mary Imogene Bassett Hospital)/(Key Bank, N.A. LOC), 0.650%, 11/5/2009	6,875,000
6,500,000	Plainedge, NY Union Free School District, 2.00% TANs, 6/30/2010	6,536,138
4,000,000	Port Authority of New York and New Jersey, Adjustable Versatile Structure Obligation (Series 3) Daily VRDNs, 0.220%, 11/2/2009	4,000,000
4,575,000	Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2006-5) Weekly VRDNs, 0.320%, 11/5/2009	4,575,000
4,620,000	Rensselaer County, NY IDA, Civic Facility Revenue Bonds (Series 2003A) Weekly VRDNs (WMHT Educational Telecommunications)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.310%, 11/5/2009	4,620,000
12,787,217	Rome, NY, 2.75% BANs, 8/6/2010	12,834,745
8,427,284	Salina, NY, 1.75% BANs, 6/24/2010	8,448,662
7,890,000	Saratoga County, NY Industrial Development Agency, (Series 2007A) Weekly VRDNs (Saratoga Hospital Obligated Group)/(Key Bank, N.A. LOC), 0.950%, 11/5/2009	7,890,000
  Annual Shareholder Report
  9

$6,315,700	Schenectady, NY City School District, (Series 2009B), 1.75% BANs, 7/9/2010	6,334,907
4,668,614	Silver Creek, NY CSD, 3.00% BANs, 1/21/2010	4,674,172
17,000,000	South Country, NY CSD, 2.00% TANs, 6/30/2010	17,072,096
3,705,000	St. Lawrence County, NY IDA, (Series 2006) Weekly VRDNs (Claxton-Hepburn Medical Center)/(Key Bank, N.A. LOC), 0.950%, 11/5/2009	3,705,000
765,000	Suffolk County, NY IDA, (Series 1997B) Weekly VRDNs (Maryhaven Center of Hope)/(Key Bank, N.A. LOC), 0.900%, 11/4/2009	765,000
13,695,000	Sullivan County, NY, 1.50% BANs, 5/14/2010	13,734,598
8,000,000	Sullivan County, NY, 1.75% TANs, 5/14/2010	8,025,215
9,600,000	Syracuse, NY IDA, (Series 2003A) Weekly VRDNs (Crouse Health Hospital, Inc.)/(Key Bank, N.A. LOC), 0.950%, 11/4/2009	9,600,000
6,345,000	Syracuse, NY IDA, (Series 2008) Weekly VRDNs (MESA of NY, Inc.)/(Key Bank, N.A. LOC), 0.850%, 11/5/2009	6,345,000
17,423,175	Ticonderoga, NY CSD, (Series 2009A), 2.25% BANs, 7/1/2010	17,491,331
15,000,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2005B-3) Weekly VRDNs (Bank of America N.A. LIQ), 0.210%, 11/5/2009	15,000,000
9,250,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2005B-4) Weekly VRDNs (GTD by Landesbank Baden-Wurttemberg LIQ), 0.230%, 11/5/2009	9,250,000
15,000,000	Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000AB) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.250%, 11/4/2009	15,000,000
61,100,000	Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000CD) Weekly VRDNs (FSA INS)/(Lloyds TSB Bank PLC, London LIQ), 0.220%, 11/4/2009	61,100,000
3,765,000	Westchester County, NY IDA, (Series 2000) Weekly VRDNs (Jacob Burns Film Center, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 11/5/2009	3,765,000
8,245,000	Westchester County, NY IDA, (Series 2005B) Weekly VRDNs (Mercy College)/(TD Banknorth N.A. LOC), 0.200%, 11/5/2009	8,245,000
9,005,988	Windsor, NY CSD, 2.25% BANs, 6/16/2010	9,033,489
5,490,000	Yates County, NY IDA, (Series 2003-A) Weekly VRDNs (Keuka College)/(Key Bank, N.A. LOC), 0.700%, 11/5/2009	5,490,000
2,510,000	Yates County, NY IDA, (Series 2007A) Weekly VRDNs (Keuka College)/(Key Bank, N.A. LOC), 0.700%, 11/5/2009	2,510,000
	TOTAL MUNICIPAL INVESTMENTS — 99.7% (AT AMORTIZED COST)[5]	1,708,464,753
	OTHER ASSETS AND LIABILITIES - NET — 0.3%[6]	4,408,361
	TOTAL NET ASSETS — 100%	$1,712,873,114
  Annual Shareholder Report
  10

    At October 31, 2009, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At October 31, 2009, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)
First Tier	Second Tier
99.0%	1.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2009, these restricted securities amounted to $183,330,000, which represented 10.7% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2009, these liquid restricted securities amounted to $183,330,000, which represented 10.7% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
    Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.
    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  Annual Shareholder Report
  11

      The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Short-Term Municipals	$ —	$1,708,464,753	$ —	$1,708,464,753
      The following acronyms are used throughout this portfolio:
AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
CSD	— Central School District
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC(s)	— Letter(s) of Credit
MERLOTS	— Municipal Exempt Receipts - Liquidity Optional Tender Series
PUTTERs	— Puttable Tax-Exempt Receipts
RANs	— Revenue Anticipation Notes
ROCs	— Reset Options Certificates
TANs	— Tax Anticipation Notes
VRDNs	— Variable Rate Demand Notes
      See Notes which are an integral part of the Financial Statements
    Annual Shareholder Report
    12

    Statement of Assets and Liabilities

    October 31, 2009

Assets:
Total investments in securities, at amortized cost and value		$1,708,464,753
Income receivable		5,091,079
Receivable for shares sold		370,579
TOTAL ASSETS		1,713,926,411
Liabilities:
Payable for shares redeemed	$129,873
Bank overdraft	381,772
Income distribution payable	48,541
Payable for transfer and dividend disbursing agent fees and expenses	111,390
Payable for Directors'/Trustees' fees	2,760
Payable for portfolio accounting fees	47,627
Payable for distribution services fee (Note 5)	180,424
Payable for shareholder services fee (Note 5)	127,665
Accrued expenses	23,245
TOTAL LIABILITIES		1,053,297
Net assets for 1,712,743,367 shares outstanding		$1,712,873,114
Net Assets Consist of:
Paid-in capital		$1,712,743,367
Accumulated net realized gain on investments		131,074
Distributions in excess of net investment income		(1,327)
TOTAL NET ASSETS		$1,712,873,114
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$622,122,419 ÷ 622,063,081 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$200,464,628 ÷ 200,444,379 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$564,539,029 ÷ 564,509,918 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$325,747,038 ÷ 325,725,989 shares outstanding, no par value, unlimited shares authorized		$1.00
      See Notes which are an integral part of the Financial Statements
    Annual Shareholder Report
    13

    Statement of Operations

    Year Ended October 31, 2009

Investment Income:
Interest		$19,988,329
Expenses:
Investment adviser fee (Note 5)	$6,783,724
Administrative personnel and services fee (Note 5)	1,316,509
Custodian fees	56,745
Transfer and dividend disbursing agent fees and expenses	894,147
Directors'/Trustees' fees	14,639
Auditing fees	20,101
Legal fees	8,921
Portfolio accounting fees	187,423
Distribution services fee — Institutional Service Shares (Note 5)	1,409,933
Distribution services fee — Cash II Shares (Note 5)	614,181
Distribution services fee — Cash Series Shares (Note 5)	1,874,916
Shareholder services fee — Institutional Service Shares (Note 5)	1,034,895
Shareholder services fee — Cash II Shares (Note 5)	614,181
Shareholder services fee — Cash Series Shares (Note 5)	781,215
Account administration fee — Institutional Service Shares	207,402
Share registration costs	113,799
Printing and postage	61,330
Insurance premiums	8,517
Miscellaneous	616,561
TOTAL EXPENSES	16,619,139
    Annual Shareholder Report
    14

    Statement of Operations — continued
Waivers, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 5)	$(4,230,100)
Waiver of administrative personnel and services fee (Note 5)	(25,905)
Waiver of distribution services fee — Institutional Service Shares (Note 5)	(1,184,344)
Waiver of distribution services fee — Cash II Shares (Note 5)	(122,836)
Waiver of distribution services fee — Cash Series Shares (Note 5)	(496,086)
Waiver of shareholder services fee — Cash Series Shares (Note 5)	(215,116)
Waiver of shareholder services fee — Cash II Shares (Note 5)	(12,073)
Reimbursement of shareholder services fee — Institutional Service Shares (Note 5)	(227,144)
Reimbursement of shareholder services fee — Cash II Shares (Note 5)	(6,419)
Reimbursement of shareholder services fee — Cash Series Shares (Note 5)	(2,077)
Reduction of custodian fees (Note 6)	(1,935)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		$(6,524,035)
Net expenses			$10,095,104
Net investment income			9,893,225
Net realized gain on investments			138,745
Change in net assets resulting from operations			$10,031,970
      See Notes which are an integral part of the Financial Statements
    Annual Shareholder Report
    15

    Statement of Changes in Net Assets

Year Ended October 31	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,893,225	$36,099,896
Net realized gain on investments	138,745	288,578
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,031,970	36,388,474
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(3,425,483)	(14,625,639)
Cash II Shares	(1,035,647)	(5,141,620)
Institutional Shares	(4,854,239)	(11,970,033)
Cash Series Shares	(574,068)	(4,367,473)
Distributions from net realized gain on investments
Institutional Service Shares	(95,331)	(36,630)
Cash II Shares	(48,008)	(12,863)
Institutional Shares	(103,026)	(21,397)
Cash Series Shares	(40,666)	(12,269)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,176,468)	(36,187,924)
Share Transactions:
Proceeds from sale of shares	4,549,858,492	5,611,176,007
Net asset value of shares issued to shareholders in payment of distributions declared	7,591,760	27,328,132
Cost of shares redeemed	(4,303,461,781)	(5,474,022,630)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	253,988,471	164,481,509
Change in net assets	253,843,973	164,682,059
Net Assets:
Beginning of period	1,459,029,141	1,294,347,082
End of period (including distributions in excess of net investment income of $(1,327) and $(5,115), respectively)	$1,712,873,114	$1,459,029,141
      See Notes which are an integral part of the Financial Statements
    Annual Shareholder Report
    16

    Notes to Financial Statements

    October 31, 2009

    1. ORGANIZATION

    Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of New York Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Service Shares, Cash II Shares, Institutional Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Service Shares, Cash II Shares and Cash Series Shares are presented separately. The investment objective of the Fund is to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

    2. SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

    Investment Valuation

    Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

    Investment Income, Gains and Losses, Expenses and Distributions

    Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

    Premium and Discount Amortization

    All premiums and discounts are amortized/accreted.

    Annual Shareholder Report
    17

    Federal Taxes

    It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

    When-Issued and Delayed Delivery Transactions

    The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

    Restricted Securities

    Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

    Temporary Guarantee Program

    The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

    Other

    The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

    Annual Shareholder Report
    18

    3. SHARES OF BENEFICIAL INTEREST

    The following tables summarize share activity:

Year Ended October 31	2009		2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,175,737,013	$2,175,737,013	2,702,124,613	$2,702,124,613
Shares issued to shareholders in payment of distributions declared	1,643,813	1,643,813	7,425,490	7,425,490
Shares redeemed	(2,024,938,775)	(2,024,938,775)	(2,754,827,814)	(2,754,827,814)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	152,442,051	$152,442,051	(45,277,711)	$(45,277,711)
Year Ended October 31	2009		2008
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	517,650,751	$517,650,751	915,059,298	$915,059,298
Shares issued to shareholders in payment of distributions declared	1,053,005	1,053,005	4,962,552	4,962,552
Shares redeemed	(594,172,598)	(594,172,598)	(854,453,978)	(854,453,978)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(75,468,842)	$(75,468,842)	65,567,872	$65,567,872
Year Ended October 31	2009		2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,066,778,547	$1,066,778,547	1,366,237,525	$1,366,237,525
Shares issued to shareholders in payment of distributions declared	4,298,501	4,298,501	10,676,356	10,676,356
Shares redeemed	(1,021,595,108)	(1,021,595,108)	(1,245,793,357)	(1,245,793,357)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	49,481,940	$49,481,940	131,120,524	$131,120,524
Year Ended October 31	2009		2008
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	789,692,181	$789,692,181	627,754,571	$627,754,571
Shares issued to shareholders in payment of distributions declared	596,441	596,441	4,263,734	4,263,734
Shares redeemed	(662,755,300)	(662,755,300)	(618,947,481)	(618,947,481)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	127,533,322	$127,533,322	13,070,824	$13,070,824
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	253,988,471	$253,988,471	164,481,509	$164,481,509
    Annual Shareholder Report
    19

    4. FEDERAL TAX INFORMATION

    The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2009 and 2008, was as follows:

	2009	2008
Tax-exempt income	$9,889,437	$36,104,765
Ordinary income[1]	$238,867	$83,159
Long-term capital gains	$48,164	$ —

    As of October 31, 2009, the components of distributable earnings on a tax basis were as follows:

Distribution in excess of tax-exempt income	$(1,327)
Undistributed ordinary income[1]	$123,313
Undistributed long-term capital gains	$7,761
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

    5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

    Investment Adviser Fee

    Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, the Adviser voluntarily waived $4,230,100 of its fee.

    Administrative Fee

    Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

    The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $25,905 of its fee.

    Annual Shareholder Report
    20

    Distribution Services Fee

    The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Cash II Shares	0.25%
Cash Series Shares	0.60%

    FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, FSC voluntarily waived $1,803,266 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2009, FSC retained $720,022 of fees paid by the Fund.

    Shareholder Services Fee

    The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares, Cash II Shares, Institutional Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended October 31, 2009, FSSC voluntarily reimbursed $235,640 of shareholder services fees. For the year ended October 31, 2009, FSSC did not receive any fees paid by the Fund. In addition, for the year ended October 31, 2009, unaffiliated third-party financial intermediaries waived $227,189 of Service Fees. This waiver can be modified or terminated at any time. For the year ended October 31, 2009, the Fund's Institutional Shares did not incur a shareholder services fee.

    Interfund Transactions

    During the year ended October 31, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,876,065,000 and
    $1,713,235,000, respectively.

    General

    Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

    6. EXPENSE Reduction

    Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended October 31, 2009, the Fund's expenses were reduced by $1,935 under these arrangements.

    Annual Shareholder Report
    21

    7. CONCENTRATION OF RISK

    Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2009, 58.4% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 13.0% of total investments.

    8. LINE OF CREDIT

    The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the Fund did not utilize the LOC.

    9. INTERFUND LENDING

    Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the program was not utilized.

    10. Legal Proceedings

    Since October 2003, Federated Investors, Inc. and related entities (collectively, Federated) and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this Annual Shareholder Report
    22

    litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

    11. Subsequent events

    Management has evaluated subsequent events through December 24, 2009, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

    12. FEDERAL TAX INFORMATION (UNAUDITED)

    For the year ended October 31, 2009, the amount of long-term capital gains designated by the Fund was $48,164.

    For the year ended October 31, 2009, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

    Annual Shareholder Report
    23

    Report of Independent Registered Public Accounting Firm

    TO THE BOARD OF Trustees of Money Market Obligations Trust AND SHAREHOLDERS OF New York Municipal Cash Trust:

    We have audited the accompanying statement of assets and liabilities of New York Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of New York Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

    Boston, Massachusetts

    December 24, 2009

    Annual Shareholder Report
    24

    Board of Trustees and Trust Officers

    The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised 39 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 149 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

    Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
    Annual Shareholder Report

    25

    INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
    Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
    Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
    Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
    Annual Shareholder Report
    26

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee and Chairman of the Board of the Federated Fund Complex.
    Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
    Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).
    Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
    Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
    Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

    OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
    Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004, serves as a Senior Portfolio Manager and is a Vice President of the Trust. Ms. Cunningham was named an Executive Vice President of the Fund's Adviser in 2009. She joined Federated in 1981 and was a Senior Vice President of the Fund's Adviser from 1997 to 2009. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak has been the Fund's Portfolio Manager since June 1990. He is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.
Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

    Annual Shareholder Report

    29

    Evaluation and Approval of Advisory Contract - May 2009

    New York Municipal Cash Trust (the “Fund”)

    The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

    In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

    During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

    Annual Shareholder Report
    30

    The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Annual Shareholder Report
    31

    with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

    The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

    The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

    The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

    Annual Shareholder Report
    32

    Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

    The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

    The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

    It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

    The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

    Annual Shareholder Report
    33

    In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

    The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

    Annual Shareholder Report
    34

    Voting Proxies on Fund Portfolio Securities

    A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

    Quarterly Portfolio Schedule

    The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

    Annual Shareholder Report
    35

    Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

    This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

    New York Municipal Cash Trust
    Federated Investors Funds
    4000 Ericsson Drive
    Warrendale, PA 15086-7561

    Contact us at FederatedInvestors.com
    or call 1-800-341-7400.

    Federated Securities Corp., Distributor

    Cusip 608919858

    33956 (12/09)

    Federated is a registered mark of Federated Investors, Inc.
    2009 Federated Investors, Inc.

    North Carolina Municipal Cash Trust

    A Portfolio of Money Market Obligations Trust

    ANNUAL SHAREHOLDER REPORT

    October 31, 2009

    FINANCIAL HIGHLIGHTS
    SHAREHOLDER EXPENSE EXAMPLE
    PORTFOLIO OF INVESTMENTS SUMMARY TABLES
    PORTFOLIO OF INVESTMENTS
    STATEMENT OF ASSETS AND LIABILITIES
    STATEMENT OF OPERATIONS
    STATEMENT OF CHANGES IN NET ASSETS
    NOTES TO FINANCIAL STATEMENTS
    REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

    BOARD OF TRUSTEES AND TRUST OFFICERS
    EVALUATION AND APPROVAL OF ADVISORY CONTRACT
    VOTING PROXIES ON FUND PORTFOLIO SECURITIES
    QUARTERLY PORTFOLIO SCHEDULE

    Financial Highlights

    (For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.022	0.031	0.028	0.016
Net realized gain on investments	0.000[1]	0.000[1]	—	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.004	0.022	0.031	0.028	0.016
Less Distributions:
Distributions from net investment income	(0.004)	(0.022)	(0.031)	(0.028)	(0.016)
Distributions from net realized gain on investments	(0.000)[1]	—	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.004)	(0.022)	(0.031)	(0.028)	(0.016)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.36%	2.19%	3.14%	2.79%	1.63%[3]
Ratios to Average Net Assets:
Net expenses	0.67%[4]	0.65%[4]	0.64%	0.64%	0.63%
Net investment income	0.36%	2.13%	3.07%	2.75%	1.61%
Expense waiver/reimbursement[5]	0.18%	0.18%	0.22%	0.28%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$362,599	$444,353	$312,171	$267,413	$266,478
1	Represents less than $0.001.
2	Based on net asset value.
3	During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.01% on the total return.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.67% and 0.65% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
      See Notes which are an integral part of the Financial Statements
    Annual Shareholder Report
    1

    Shareholder Expense Example (unaudited)

    As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 to October 31, 2009.

    ACTUAL EXPENSES

    The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

    HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

    The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Annual Shareholder Report
    2

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2009	Ending Account Value 10/31/2009	Expenses Paid During Period[1]
Actual	$1,000	$1,000.90	$3.38
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.83	$3.41
1	Expenses are equal to the Fund's annualized net expense ratio of 0.67%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
    Annual Shareholder Report
    3

    Portfolio of Investments Summary Tables (unaudited)

    At October 31, 2009, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	88.3%
Municipal Notes	13.2%
Other Assets and Liabilities — Net[2]	(1.5)%
TOTAL	100.0%

    At October 31, 2009, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	87.2%
8-30 Days	0.0%
31-90 Days	2.8%
91-180 Days	8.7%
181 Days or more	2.8%
Other Assets and Liabilities — Net[2]	(1.5)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
    Annual Shareholder Report
    4

    Portfolio of Investments

    October 31, 2009

Principal Amount		Value
	Short-Term Municipals – 101.5%;1,2
	North Carolina – 101.5%
$1,730,000	Alamance County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Pure Flow, Inc.)/(Wachovia Bank N.A. LOC), 0.520%, 11/5/2009	1,730,000
2,400,000	Beaufort County, NC Industrial Facilities & PCFA Weekly VRDNs (Carver Machine)/(Wachovia Bank N.A. LOC), 0.570%, 11/5/2009	2,400,000
400,000	Buncombe County, NC Metropolitan Sewer District, 2.00% Bonds, 7/1/2010	404,028
2,680,000	Buncombe County, NC Metropolitan Sewer District, 2.00% Bonds, 7/1/2010	2,706,987
6,600,000	Cabarrus County, NC Industrial Facilities & PCFA, (Series 1996) Weekly VRDNs (S&D Coffee, Inc.)/(Wachovia Bank N.A. LOC), 0.520%, 11/5/2009	6,600,000
2,590,000	Carrboro, NC, 1.00% BANs, 2/17/2010	2,591,511
1,080,000	Catawba County, NC Industrial Facilities & PCFA, (Series 1998) Weekly VRDNs (Centro, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.370%, 11/5/2009	1,080,000
3,300,000	Catawba County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (McLin Creek Partners LLC)/(Wachovia Bank N.A. LOC), 0.520%, 11/5/2009	3,300,000
2,800,000	Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007E) Weekly VRDNs (Carolinas HealthCare System)/(FSA INS)/(Dexia Credit Local LIQ), 0.270%, 11/5/2009	2,800,000
2,900,000	Chatham, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Townsends, Inc.)/(Wilmington Trust Co. LOC), 1.820%, 11/5/2009	2,900,000
1,300,000	Cleveland County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Chris Craft Corporation)/(Regions Bank, Alabama LOC), 1.250%, 11/5/2009	1,300,000
200,000	Craven County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (Wheatstone Corp.)/(Branch Banking & Trust Co. LOC), 0.610%, 11/5/2009	200,000
8,300,000	Davie County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Amarr Co.)/(Wachovia Bank N.A. LOC), 0.370%, 11/5/2009	8,300,000
1,855,000	Forsyth County, NC Industrial Facilities & PCFA Weekly VRDNs (Plymouth Printing)/(Wachovia Bank N.A. LOC), 0.570%, 11/5/2009	1,855,000
1,290,000	Gaston County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (Thermoform Plastic, Inc.)/(Bank of America N.A. LOC), 0.370%, 11/5/2009	1,290,000
2,080,000	Guilford County, NC Industrial Facilities & PCFA, (Series 2002) Weekly VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co. LOC), 0.260%, 11/5/2009	2,080,000
    Annual Shareholder Report
    5

$2,850,000	Halifax County, NC Industrial Facilities & PCFA Weekly VRDNs (Flambeau Airmold Project)/(Wells Fargo Bank, N.A. LOC), 0.470%, 11/5/2009	2,850,000
18,800,000	Hertford County, NC Industrial Facilities & PCFA, (Series 2000A) Weekly VRDNs (Nucor Corp.), 0.500%, 11/4/2009	18,800,000
1,000,000	Hoke County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (Triangle Building Supply, Inc.)/(U.S. Bank, N.A. LOC), 0.610%, 11/5/2009	1,000,000
4,000,000	Johnson County, NC Industrial Facilities & PCFA, (Series 2000) Weekly VRDNs (Flanders Corp.)/(Bank of America N.A. LOC), 0.400%, 11/4/2009	4,000,000
3,790,000	Johnson County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Walthom Group)/(Wachovia Bank N.A. LOC), 0.570%, 11/6/2009	3,790,000
5,986,000	Martin County, NC Water & Sewer District No. 2, 2.00% BANs, 4/28/2010	6,028,022
3,095,000	McDowell County, NC Industrial Facilities & PCFA, (Series 2002) Weekly VRDNs (Corpening YMCA)/(Branch Banking & Trust Co. LOC), 0.260%, 11/5/2009	3,095,000
800,000	Mecklenburg County, NC, (Series 2004B) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.220%, 11/5/2009	800,000
13,325,000	Mecklenburg County, NC, (Series 2006A), 2.00% TOBs, Mandatory Tender 11/5/2009	13,326,440
10,000,000	Mecklenburg County, NC, 7 Month Windows (Series 2009D) 6-Month VRDNs, 0.360%, 11/5/2009	10,000,000
4,430,000	Mecklenburg County, NC, COP (Series 2009A), 4.00% Bonds, 2/1/2010	4,466,073
4,935,000	New Hanover County, NC, (Series 2008A) Weekly VRDNs (New Hanover Regional Medical Center)/(RBC Bank (USA) LOC), 0.300%, 11/4/2009	4,935,000
11,315,000	New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(RBC Bank (USA) LOC), 0.200%, 11/4/2009	11,315,000
3,440,000	North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Queens College)/(Bank of America N.A. LOC), 0.260%, 11/5/2009	3,440,000
2,200,000	North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Westchester Academy, Inc.)/(Wachovia Bank N.A. LOC), 0.420%, 11/5/2009	2,200,000
5,370,000	North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Cannon School, Inc.)/(SunTrust Bank LOC), 0.620%, 11/5/2009	5,370,000
2,145,000	North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Forsyth Country Day School, Inc.)/(Branch Banking & Trust Co. LOC), 0.260%, 11/5/2009	2,145,000
    Annual Shareholder Report
    6

$3,875,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 0.260%, 11/5/2009	3,875,000
2,480,000		North Carolina Capital Facilities Finance Agency, (Series 2006A-1) Weekly VRDNs (Parker Lumber Co.)/(RBC Bank (USA) LOC), 0.720%, 11/5/2009	2,480,000
2,100,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.260%, 11/5/2009	2,100,000
2,900,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (St. David's School)/(Branch Banking & Trust Co. LOC), 0.260%, 11/5/2009	2,900,000
6,675,000		North Carolina Capital Facilities Finance Agency, (Series 2008A) Weekly VRDNs (Allied Waste North America, Inc.)/(Bank of America N.A. LOC), 0.300%, 11/5/2009	6,675,000
5,600,000	[3,4]	North Carolina Capital Facilities Finance Agency, PUTTERs (Series 3248) Daily VRDNs (Duke University)/(JPMorgan Chase Bank, N.A. LIQ), 0.200%, 11/2/2009	5,600,000
11,100,000	[3,4]	North Carolina Capital Facilities Finance Agency, ROCs (RR II R-12282) Weekly VRDNs (Duke University)/(Citibank NA, New York LIQ), 0.210%, 11/5/2009	11,100,000
5,500,000		North Carolina Capital Facilities Finance Agency, Solid Waste Disposal Revenue Bonds (Series 2006B) Weekly VRDNs (Duke Energy Corp.)/(Wachovia Bank N.A. LOC), 0.320%, 11/5/2009	5,500,000
3,780,000		North Carolina Educational Facilities Finance Agency, (Series 1999) Weekly VRDNs (North Carolina Wesleyan College)/(RBC Bank (USA) LOC), 1.670%, 11/5/2009	3,780,000
5,300,000		North Carolina Educational Facilities Finance Agency, (Series 2000) Weekly VRDNs (Charlotte Country Day School)/(Bank of America N.A. LOC), 0.260%, 11/5/2009	5,300,000
1,800,000		North Carolina Educational Facilities Finance Agency, (Series 2000) Weekly VRDNs (Greensboro Montessory School)/(Wachovia Bank N.A. LOC), 0.420%, 11/5/2009	1,800,000
5,805,000	[3,4]	North Carolina HFA, MERLOTS (Series 2008-C20) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.300%, 11/4/2009	5,805,000
11,700,000		North Carolina Medical Care Commission, (Series 1992B) Weekly VRDNs (North Carolina Baptist)/(Wachovia Bank N.A. LIQ), 0.180%, 11/5/2009	11,700,000
5,545,000		North Carolina Medical Care Commission, (Series 1998) Weekly VRDNs (Cornelia Nixon Davis Nursing Home, Inc.)/(Wachovia Bank N.A. LOC), 0.310%, 11/5/2009	5,545,000
1,795,000		North Carolina Medical Care Commission, (Series 2001) Weekly VRDNs (Aldersgate Retirement Community, Inc.)/(Branch Banking & Trust Co. LOC), 0.260%, 11/4/2009	1,795,000
    Annual Shareholder Report
    7

$3,975,000	North Carolina Medical Care Commission, (Series 2001) Weekly VRDNs (Rutherford Hospital, Inc.)/(Branch Banking & Trust Co. LOC), 0.260%, 11/5/2009	3,975,000
7,710,000	North Carolina Medical Care Commission, (Series 2006) Weekly VRDNs (Cross Road Rest and Retirement Center, Inc.)/(RBC Bank (USA) LOC), 0.460%, 11/5/2009	7,710,000
22,085,000	North Carolina Medical Care Commission, (Series 2008) Weekly VRDNs (CaroMont Health)/(Assured Guaranty Corp. INS)/(Regions Bank, Alabama LIQ), 1.250%, 11/4/2009	22,085,000
6,770,000	North Carolina Medical Care Commission, (Series 2008A-2) Weekly VRDNs (University Health Systems of Eastern Carolina)/(Bank of America N.A. LOC), 0.260%, 11/4/2009	6,770,000
2,100,000	North Carolina Medical Care Commission, (Series 2008B-2) Weekly VRDNs (University Health Systems of Eastern Carolina)/(Branch Banking & Trust Co. LOC), 0.240%, 11/4/2009	2,100,000
5,000,000	North Carolina Medical Care Commission, (Series 2008C) Weekly VRDNs (Wake Forest University Health Sciences)/(Bank of America N.A. LOC), 0.260%, 11/5/2009	5,000,000
9,400,000	North Carolina Medical Care Commission, (Series 2009B) Weekly VRDNs (WakeMed Corp.)/(Wachovia Bank N.A. LOC), 0.220%, 11/5/2009	9,400,000
2,000,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 1997) Weekly VRDNs (Pungo District Hospital Corp.)/(RBC Bank (USA) LOC), 1.670%, 11/5/2009	2,000,000
4,340,000	Piedmont Triad Airport Authority, NC, (Series A) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.260%, 11/5/2009	4,340,000
3,845,000	Piedmont Triad Airport Authority, NC, (Series B) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.400%, 11/5/2009	3,845,000
2,455,000	Raleigh & Durham, NC Airport Authority, (Series 2008A) Weekly VRDNs (Bank of America N.A. LIQ), 0.280%, 11/5/2009	2,455,000
15,100,000	Raleigh & Durham, NC Airport Authority, (Series 2008C) Weekly VRDNs (SunTrust Bank LOC), 0.700%, 11/5/2009	15,100,000
725,000	Raleigh, NC, (Series 2005B-2) Weekly VRDNs (RBC Bank (USA) LIQ), 0.300%, 11/4/2009	725,000
7,210,000	Raleigh, NC, (Series 2009), 0.360%, 11/5/2009	7,210,000
10,000,000	Raleigh, NC, Variable Rate COP (Series 2004A), 2.50% TOBs, Mandatory Tender 1/20/2010	10,039,890
5,065,000	Richmond County, NC Industrial Facilities & Pollution Control, (Series 2005) Weekly VRDNs (Ritz-Craft Corp.)/(Mercantile Safe Deposit & Trust Co., Baltimore), 0.350%, 11/6/2009	5,065,000
905,000	Robeson County, NC Industrial Facilities & PCFA, (Series 1999) Weekly VRDNs (Rempac Foam Corp.)/(JPMorgan Chase Bank, N.A. LOC), 2.900%, 11/5/2009	905,000
5,000,000	Trinity, NC, 1.00% BANs, 2/24/2010	5,002,326
    Annual Shareholder Report
    8

$10,000,000		Union County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Darnel, Inc.)/(Citibank NA, New York LOC), 0.370%, 11/5/2009	10,000,000
3,430,000		Union County, NC, GO Refunding Bonds (Series 2009B), 2.50% Bonds, 3/1/2010	3,450,175
3,095,000	[3,4]	University of North Carolina at Chapel Hill, ROCs (Series 11292) Weekly VRDNs (Citibank NA, New York LIQ), 0.210%, 11/5/2009	3,095,000
10,000,000	[3,4]	University of North Carolina at Chapel Hill, ROCs (Series 12234) Weekly VRDNs (Citibank NA, New York LIQ), 0.210%, 11/5/2009	10,000,000
11,530,000		Wake County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Wake County Disposal LLC)/(Wachovia Bank N.A. LOC), 0.370%, 11/5/2009	11,530,000
270,000		Washington County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (Mackeys Ferry Sawmill, Inc.)/(Wachovia Bank N.A. LOC), 0.520%, 11/5/2009	270,000
1,000,000		Yancey County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Altec Industries, Inc.)/(Branch Banking & Trust Co. LOC), 0.360%, 11/5/2009	1,000,000
		TOTAL MUNICIPAL INVESTMENTS — 101.5% (AT AMORTIZED COST)[5]	368,125,452
		OTHER ASSETS AND LIABILITIES - NET — (1.5)%[6]	(5,526,094)
		TOTAL NET ASSETS — 100%	$362,599,358
      Securities that are subject to the federal alternative minimum tax (AMT) represent 35.9% of the portfolio as calculated based upon total market value (percentage is unaudited).
      At October 31, 2009, the portfolio securities were rated as follows:
      Tier Rating Percentages Based on Total Market Value (unaudited)
First Tier	Second Tier
99.2%	0.8%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
    Annual Shareholder Report
    9

3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2009, these restricted securities amounted to $35,600,000, which represented 9.8% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2009, these liquid restricted securities amounted to $35,600,000, which represented 9.8% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
      Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.
      Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
      Level 1 — quoted prices in active markets for identical securities
      Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
      Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
      The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
      The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Short-Term Municipals	$ —	$368,125,452	$ —	$368,125,452
    Annual Shareholder Report
    10

      The following acronyms are used throughout this portfolio:
BANs	— Bond Anticipation Notes
COP	— Certificate of Participation
FSA	— Financial Security Assurance
GO	— General Obligation
GTD	— Guaranteed
HFA	— Housing Finance Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts - Liquidity Optional Tender Series
PCFA	— Pollution Control Finance Authority
PUTTERs	— Puttable Tax-Exempt Receipts
ROCs	— Reset Option Certificates
TOBs	— Tender Option Bonds
VRDNs	— Variable Rate Demand Notes
      See Notes which are an integral part of the Financial Statements
    Annual Shareholder Report
    11

    Statement of Assets and Liabilities

    October 31, 2009

Assets:
Total investments in securities, at amortized cost and value		$368,125,452
Income receivable		602,251
Receivable for shares sold		108,260
TOTAL ASSETS		368,835,963
Liabilities:
Payable for investments purchased	$6,028,022
Payable for shares redeemed	6,500
Bank overdraft	77,492
Payable for Directors'/Trustees' fees	111
Payable for shareholder services fee (Note 5)	64,318
Accrued expenses	60,162
TOTAL LIABILITIES		6,236,605
Net assets for 362,471,342 shares outstanding		$362,599,358
Net Assets Consist of:
Paid-in capital		$362,471,165
Accumulated net realized gain on investments		128,193
TOTAL NET ASSETS		$362,599,358
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$362,599,358 ÷ 362,471,342 shares outstanding, no par value, unlimited shares authorized		$1.00
      See Notes which are an integral part of the Financial Statements
    Annual Shareholder Report
    12

    Statement of Operations

    Year Ended October 31, 2009

Investment Income:
Interest			$4,776,534
Expenses:
Investment adviser fee (Note 5)		$1,854,524
Administrative personnel and services fee (Note 5)		359,926
Custodian fees		16,467
Transfer and dividend disbursing agent fees and expenses		226,830
Directors'/Trustees' fees		3,692
Auditing fees		18,500
Legal fees		6,910
Portfolio accounting fees		90,320
Shareholder services fee (Note 5)		879,708
Account administration fee		272,498
Share registration costs		64,040
Printing and postage		22,197
Insurance premiums		5,238
Miscellaneous		137,973
TOTAL EXPENSES		3,958,823
Waivers, Reimbursement and Expense Reduction:
Waiver of investment adviser fee (Note 5)	$(797,329)
Waiver of administrative personnel and services fee (Note 5)	(7,102)
Waiver of shareholder services fee (Note 5)	(13,454)
Reimbursement of shareholder services fee (Note 5)	(20,765)
Reduction of custodian fees (Note 6)	(388)
TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTION		(839,038)
Net expenses			3,119,785
Net investment income			1,656,749
Net realized gain on investments			130,061
Change in net assets resulting from operations			$1,786,810
      See Notes which are an integral part of the Financial Statements
    Annual Shareholder Report
    13

    Statement of Changes in Net Assets

Year Ended October 31	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,656,749	$8,312,311
Net realized gain on investments	130,061	22,728
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,786,810	8,335,039
Distributions to Shareholders:
Distributions from net investment income	(1,655,293)	(8,313,636)
Distributions from net realized gain on investments	(24,596)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,679,889)	(8,313,636)
Share Transactions:
Proceeds from sale of shares	833,814,461	1,177,211,086
Net asset value of shares issued to shareholders in payment of distributions declared	1,239,803	6,143,251
Cost of shares redeemed	(916,915,014)	(1,051,193,342)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(81,860,750)	132,160,995
Change in net assets	(81,753,829)	132,182,398
Net Assets:
Beginning of period	444,353,187	312,170,789
End of period (including undistributed (distributions in excess of) net investment income of $0 and $(1,456), respectively)	$362,599,358	$444,353,187
      See Notes which are an integral part of the Financial Statements
    Annual Shareholder Report
    14

    Notes to Financial Statements

    October 31, 2009

    1. ORGANIZATION

    Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of North Carolina Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income tax imposed by the state of North Carolina consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

    2. SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

    Investment Valuation

    Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

    Investment Income, Expenses and Distributions

    Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

    Premium and Discount Amortization

    All premiums and discounts are amortized/accreted.

    Federal Taxes

    It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

    Annual Shareholder Report
    15

    When-Issued and Delayed Delivery Transactions

    The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

    Restricted Securities

    Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

    Temporary Guarantee Program

    The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

    Other

    The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

    3. SHARES OF BENEFICIAL INTEREST

    The following table summarizes share activity:

Year Ended October 31	2009	2008
Shares sold	833,814,461	1,177,211,086
Shares issued to shareholders in payment of distributions declared	1,239,803	6,143,251
Shares redeemed	(916,915,014)	(1,051,193,342)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(81,860,750)	132,160,995
    Annual Shareholder Report
    16

    4. FEDERAL TAX INFORMATION

    The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2009 and 2008, was as follows:

	2009	2008
Tax-exempt income	$1,655,293	$8,313,636
Ordinary income[1]	$21,734	$ —
Long-term capital gains	$2,862	$ —

    As of October 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income[1]	$128,193
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

    5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

    Investment Adviser Fee

    Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, the Adviser voluntarily waived $797,329 of its fee.

    Administrative Fee

    Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

    The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $7,102 of its fee.

    Shareholder Services Fee

    The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be Annual Shareholder Report
    17

    modified or terminated at any time. For the year ended October 31, 2009, FSSC voluntarily reimbursed $20,765 of shareholder services fees. For the year ended October 31, 2009, FSSC did not receive any fees paid by the Fund. In addition, unaffiliated third-party financial intermediaries waived $13,454 of Service Fees. This waiver can be modified or terminated at any time.

    Interfund Transactions

    During the year ended October 31, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $540,945,000 and $574,984,999, respectively.

    General

    Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

    6. EXPENSE Reduction

    Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended October 31, 2009, the Fund's expenses were reduced by $388 under these arrangements.

    7. CONCENTRATION OF RISK

    Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2009, 61.9% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 17.5% of total investments.

    8. LINE OF CREDIT

    The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the Fund did not utilize the LOC.

    9. INTERFUND LENDING

    Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the program was not utilized.

    Annual Shareholder Report
    18

    10. Legal Proceedings

    Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG) and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

    11. Subsequent events

    Management has evaluated subsequent events through December 24, 2009, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

    12. FEDERAL TAX INFORMATION (UNAUDITED)

    For the year ended October 31, 2009, the amount of long-term capital gains designated by the Fund was $2,862.

    For the year ended October 31, 2009, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

    Annual Shareholder Report
    19

    Report of Independent Registered Public Accounting Firm

    To the Board of Trustees of Money Market Obligations Trust AND SHAREHOLDERS OF North Carolina Municipal Cash Trust:

    We have audited the accompanying statement of assets and liabilities of North Carolina Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of North Carolina Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

    Boston, Massachusetts

    December 24, 2009

    Annual Shareholder Report
    20

    Board of Trustees and Trust Officers

    The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised 39 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 149 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

    Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
    Annual Shareholder Report

    21

    INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
    Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
    Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
    Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
    Annual Shareholder Report
    22

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee and Chairman of the Board of the Federated Fund Complex.
    Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
    Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).
    Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
    Annual Shareholder Report
    23

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
    Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

    OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
    Annual Shareholder Report
    24

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004, serves as a Senior Portfolio Manager and is a Vice President of the Trust. Ms. Cunningham was named an Executive Vice President of the Fund's Adviser in 2009. She joined Federated in 1981 and was a Senior Vice President of the Fund's Adviser from 1997 to 2009. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Fund. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak has been the Fund's Portfolio Manager since December 1993. He is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.
Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

    Annual Shareholder Report

    25

    Evaluation and Approval of Advisory Contract - May 2009

    North Carolina Municipal Cash Trust (the “Fund”)

    The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

    In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

    During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

    Annual Shareholder Report
    26

    The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Annual Shareholder Report
    27

    with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

    The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

    The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

    The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Annual Shareholder Report
    28

    reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

    Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

    The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

    The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

    It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

    The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Annual Shareholder Report
    29

    circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

    In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

    The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

    Annual Shareholder Report
    30

    Voting Proxies on Fund Portfolio Securities

    A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

    Quarterly Portfolio Schedule

    The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

    Annual Shareholder Report
    31

    Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

    This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

    North Carolina Municipal Cash Trust
    Federated Investors Funds
    4000 Ericsson Drive
    Warrendale, PA 15086-7561

    Contact us at FederatedInvestors.com
    or call 1-800-341-7400.

    Federated Securities Corp., Distributor

    Cusip 60934N278

    29453 (12/09)

    Federated is a registered mark of Federated Investors, Inc.
    2009 Federated Investors, Inc.

    Ohio Municipal Cash Trust

    A Portfolio of Money Market Obligations Trust

    ANNUAL SHAREHOLDER REPORT

    October 31, 2009

    Institutional Shares
    Institutional Service Shares
    Cash II Shares

    FINANCIAL HIGHLIGHTS
    SHAREHOLDER EXPENSE EXAMPLE
    PORTFOLIO OF INVESTMENTS SUMMARY TABLES
    PORTFOLIO OF INVESTMENTS
    STATEMENT OF ASSETS AND LIABILITIES
    STATEMENT OF OPERATIONS
    STATEMENT OF CHANGES IN NET ASSETS
    NOTES TO FINANCIAL STATEMENTS
    REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
    BOARD OF TRUSTEES AND TRUST OFFICERS
    EVALUATION AND APPROVAL OF ADVISORY CONTRACT
    VOTING PROXIES ON FUND PORTFOLIO SECURITIES
    QUARTERLY PORTFOLIO SCHEDULE

    Financial Highlights - Institutional Shares

    (For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.009	0.024	0.032	0.029	0.018
Net realized gain on investments	—	0.000[1]	—	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.009	0.024	0.032	0.029	0.018
Less Distributions:
Distributions from net investment income	(0.009)	(0.024)	(0.032)	(0.029)	(0.018)
Distributions from net realized gain on investments	(0.000)[1]	—	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.009)	(0.024)	(0.032)	(0.029)	(0.018)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.87%	2.43%	3.30%	2.96%	1.83%
Ratios to Average Net Assets:
Net expenses	0.54%[3]	0.51%[3]	0.51%	0.50%	0.50%
Net investment income	0.80%	2.35%	3.24%	2.93%	1.76%
Expense waiver/reimbursement[4]	0.04%	0.07%	0.07%	0.22%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$382,156	$192,648	$112,457	$154,496	$115,029
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.54% and 0.51% for the years ended October 31, 2009, and 2008, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
      See Notes which are an integral part of the Financial Statements
    Annual Shareholder Report
    1

    Financial Highlights - Institutional Service Shares

    (For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.007	0.022	0.030	0.027	0.016
Net realized gain on investments	—	0.000[1]	—	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.007	0.022	0.030	0.027	0.016
Less Distributions:
Distributions from net investment income	(0.007)	(0.022)	(0.030)	(0.027)	(0.016)
Distributions from net realized gain on investments	(0.000)[1]	—	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.007)	(0.022)	(0.030)	(0.027)	(0.016)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.67%	2.23%	3.09%	2.75%	1.62%
Ratios to Average Net Assets:
Net expenses	0.74%[3]	0.71%[3]	0.71%	0.70%	0.70%
Net investment income	0.59%	2.16%	3.04%	2.71%	1.58%
Expense waiver/reimbursement[4]	0.09%	0.11%	0.12%	0.15%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$233,867	$95,151	$102,504	$101,934	$102,674
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.74% and 0.71% for the years ended October 31, 2009, and 2008, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
      See Notes which are an integral part of the Financial Statements
    Annual Shareholder Report
    2

    Financial Highlights - Cash II Shares

    (For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.004	0.019	0.027	0.024	0.013
Net realized gain on investments	—	0.000[1]	—	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.004	0.019	0.027	0.024	0.013
Less Distributions:
Distributions from net investment income	(0.004)	(0.019)	(0.027)	(0.024)	(0.013)
Distributions from net realized gain on investments	(0.000)[1]	—	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.004)	(0.019)	(0.027)	(0.024)	(0.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.39%	1.92%	2.78%	2.44%	1.32%
Ratios to Average Net Assets:
Net expenses	1.02%[3]	1.01%[3]	1.00%	1.00%	1.00%
Net investment income	0.38%	1.87%	2.74%	2.39%	1.39%
Expense waiver/reimbursement[4]	0.11%	0.12%	0.12%	0.15%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$58,068	$85,516	$61,159	$48,387	$47,936
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.02% and 1.01% for the years ended October 31, 2009, and 2008, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
      See Notes which are an integral part of the Financial Statements
    Annual Shareholder Report
    3

    Shareholder Expense Example (unaudited)

    As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 to October 31, 2009.

    ACTUAL EXPENSES

    The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

    HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

    The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Annual Shareholder Report
    4

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2009	Ending Account Value 10/31/2009	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,003.30	$2.73
Institutional Service Shares	$1,000	$1,002.30	$3.73
Cash II Shares	$1,000	$1,001.00	$5.04
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.48	$2.75
Institutional Service Shares	$1,000	$1,021.48	$3.77
Cash II Shares	$1,000	$1,020.16	$5.09
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follow:
Institutional Shares	0.54%
Institutional Service Shares	0.74%
Cash II Shares	1.00%

    Annual Shareholder Report

    5

    Portfolio of Investments Summary Tables (unaudited)

    At October 31, 2009, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	76.6%
Municipal Notes	19.2%
Commercial Paper	4.3%
Other Assets and Liabilities — Net[2]	(0.1)%
TOTAL	100.0%

    At October 31, 2009, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	77.2%
8-30 Days	6.2%
31-90 Days	2.1%
91-180 Days	4.9%
181 Days or more	9.7%
Other Assets and Liabilities — Net[2]	(0.1)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
    Annual Shareholder Report
    6

    Portfolio of Investments

    October 31, 2009

Principal Amount or Shares			Value
		Short-Term Municipals – 100.1%;1,2
		Ohio – 100.1%
$1,175,000		Akron, Bath & Copley, OH Joint Township, (Series 2002) Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank N.V. LOC), 0.350%, 11/5/2009	1,175,000
4,900,000		Allen County, OH, (Series 1998) Weekly VRDNs (YMCA of Lima, Ohio)/(Fifth Third Bank, Cincinnati LOC), 0.770%, 11/6/2009	4,900,000
3,850,000		Ashland, OH, 1.75% BANs, 10/7/2010	3,876,612
4,000,000		Ashtabula County, OH, 1.75% BANs, 5/28/2010	4,007,864
6,000,000		Butler County, OH, 1.25% BANs, 8/5/2010	6,024,839
1,840,000		Celina, OH, 1.50% BANs, 11/3/2010	1,845,428
3,075,000		Cleveland, OH Airport System, (Series A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.250%, 11/5/2009	3,075,000
1,925,000		Cleveland, OH Airport System, (Series D) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.230%, 11/5/2009	1,925,000
8,500,000		Cleveland, OH Waterworks, (Series Q) Weekly VRDNs (Bank of America N.A. LOC), 0.190%, 11/5/2009	8,500,000
9,000,000		Cleveland, OH, (Series 2009D) Weekly VRDNs (Cleveland, OH Airport System)/(KBC Bank N.V. LOC), 0.350%, 11/5/2009	9,000,000
2,750,000		Cleveland-Cuyahoga County, OH Port Authority, (Series 2008) Weekly VRDNs (Euclid Avenue Housing Corp.)/(U.S. Bank, N.A. LOC), 0.230%, 11/5/2009	2,750,000
21,425,000		Cleveland-Cuyahoga County, OH Port Authority, Revenue Bonds (Series 2007) Weekly VRDNs (Carnegie/89th Garage and Service Center LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 11/5/2009	21,425,000
2,025,000		Clinton Massie, OH LSD, 3.125% BANs, 11/18/2009	2,025,482
1,590,000		Columbiana County, OH, (Series 1999) Weekly VRDNs (Butech, Inc.)/(Key Bank, N.A. LOC), 1.150%, 11/5/2009	1,590,000
21,929,448	[3,4]	Columbus, OH Regional Airport Authority, Red Stone (Series 2009A) Weekly VRDNs (Midwest Real Estate Services LLC)/(Wachovia Bank N.A. LIQ)/(Wachovia Bank N.A. LOC), 0.460%, 11/5/2009	21,929,448
2,225,000		Cuyahoga County, OH Health Care Facilities, (Series 2006) Weekly VRDNs (Visiting Nurse Association Healthcare Partners of Ohio)/(National City Bank LOC), 0.200%, 11/5/2009	2,225,000
245,000		Cuyahoga County, OH IDA Weekly VRDNs (Sure-Foot Industries, Inc.)/(FirstMerit Bank, N.A. LOC), 2.100%, 11/5/2009	245,000
13,450,000		Cuyahoga County, OH, (Series 1999) Weekly VRDNs (National Terminal Apartments)/(Bank of America N.A. LOC), 1.200%, 11/1/2009	13,450,000
2,905,000		Cuyahoga County, OH, (Series 2003) Weekly VRDNs (Magnificat High School)/(Fifth Third Bank, Cincinnati LOC), 1.100%, 11/5/2009	2,905,000
    Annual Shareholder Report
    7

$3,280,000	Cuyahoga County, OH, (Series 2008) Weekly VRDNs (Cleveland Hearing and Speech Center)/(Key Bank, N.A. LOC), 1.000%, 11/5/2009	3,280,000
4,800,000	Defiance, OH, 2.00% BANs, 10/6/2010	4,844,135
480,000	Delaware County, OH, IDRB (Series 1995) Weekly VRDNs (Air Waves, Inc. Project)/(Key Bank, N.A. LOC), 1.100%, 11/4/2009	480,000
4,000,000	Edgewood City, OH School District, 2.00% BANs, 12/1/2009	4,003,730
8,300,000	Evendale, OH , SHV Real Estate Weekly VRDNs (Nucor Corp.), 0.310%, 11/4/2009	8,300,000
1,368,000	Fairview Park, OH School District, 2.75% BANs, 11/13/2009	1,368,219
1,395,000	Franklin County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (Traditions Healthcare Obligated Group)/(U.S. Bank, N.A. LOC), 0.280%, 11/5/2009	1,395,000
11,950,000	Franklin County, OH Hospital Facility Authority, (Series 2008D) Weekly VRDNs (Nationwide Children's Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.190%, 11/5/2009	11,950,000
11,865,000	Franklin County, OH Hospital Facility Authority, (Series 2008E) Weekly VRDNs (Nationwide Children's Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.200%, 11/5/2009	11,865,000
22,965,000	Franklin County, OH Hospital Facility Authority, (Series G) Weekly VRDNs (Nationwide Children's Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.200%, 11/5/2009	22,965,000
1,150,000	Franklin County, OH IDA, (Series 1995) Weekly VRDNs (Fabcon LLC Project)/(Wells Fargo Bank, N.A. LOC), 0.550%, 11/1/2009	1,150,000
3,200,000	Franklin County, OH, Hospital Revenue Bonds (Series 1995) Weekly VRDNs (Trinity Healthcare Credit Group), 0.170%, 11/5/2009	3,200,000
12,945,000	Greene County, OH Hospital Facilities Revenue Authority, (Series 1999A) Weekly VRDNs (Med Health System)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 11/5/2009	12,945,000
5,280,000	Hamilton County, OH Hospital Facilities Authority, (Series 1999A) Weekly VRDNs (Drake Center, Inc.)/(U.S. Bank, N.A. LOC), 0.230%, 11/5/2009	5,280,000
2,170,000	Hamilton County, OH, (Series 2001A) Weekly VRDNs (MLB Hilltop Health Facilities, Inc.)/(Bank of America N.A. LOC), 0.250%, 11/5/2009	2,170,000
4,865,000	Hamilton County, OH, (Series 2003) Weekly VRDNs (St. Xavier High School, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.770%, 11/6/2009	4,865,000
390,000	Hamilton, OH MFH, (Series 2003B: Knollwood Crossing II Apartments) Weekly VRDNs (Pedcor Investments-2003-LIX LP)/(FHLB of Indianapolis LOC), 0.410%, 11/5/2009	390,000
1,850,000	Huber Heights, OH, 2.50% BANs, 11/1/2010	1,877,398
470,000	Huber Heights, OH, IDRB (Series 1994) Weekly VRDNs (Lasermike, Inc. Project)/(JPMorgan Chase Bank, N.A. LOC), 0.750%, 11/4/2009	470,000
    Annual Shareholder Report
    8

$2,665,000		Lake County, OH, (Series 1996) Weekly VRDNs (Apsco Properties Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 2.100%, 11/5/2009	2,665,000
4,771,000		Lakewood, OH, 3.00% BANs, 4/15/2010	4,799,642
8,400,000		Lima, OH City Sewer District, (Series B), 3.125% BANs, 7/29/2010	8,422,618
5,000,000		Lima, OH, 2.375% BANs, 5/27/2010	5,010,407
5,775,000		Lorain County, OH EDA Weekly VRDNs (Lake Ridge Academy)/(National City Bank LOC), 1.950%, 11/5/2009	5,775,000
2,320,000		Lorain County, OH Port Authority, (Series 2008) Weekly VRDNs (St. Ignatius High School)/(U.S. Bank, N.A. LOC), 0.200%, 11/5/2009	2,320,000
8,305,000		Lorain County, OH Port Authority, IDRB (Series 1996) Weekly VRDNs (Brush Wellman, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 11/5/2009	8,305,000
815,000		Lorain County, OH Weekly VRDNs (Ohio Metallurgical Service, Inc.)/(FirstMerit Bank, N.A. LOC), 2.100%, 11/5/2009	815,000
5,890,000		Louisville, OH Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC), 1.900%, 11/5/2009	5,890,000
1,635,000		Lucas County, OH Weekly VRDNs (Lutheran Homes Society)/(Fifth Third Bank, Cincinnati LOC), 0.950%, 11/5/2009	1,635,000
3,750,000		Mahoning County, OH IDA, (Series 1999) Weekly VRDNs (Modern Builders Supply, Inc.)/(PNC Bank, N.A. LOC), 0.400%, 11/5/2009	3,750,000
4,500,000		Mahoning County, OH, 4.45% BANs, 11/24/2009	4,502,322
4,500,000		Maple Heights, OH City School District, 3.50% BANs, 11/5/2009	4,500,432
8,950,000		Marion County, OH MFH, (Series 2006) Weekly VRDNs (Avalon Lakes)/(FHLB of Cincinnati LOC), 0.400%, 11/5/2009	8,950,000
4,755,000		Marion, OH, 2.75% BANs, 6/23/2010	4,769,887
3,600,000		Mayfield, OH, 1.50% BANs, 9/2/2010	3,607,421
7,400,000		Medina County, OH, (Series 1997) Weekly VRDNs (Plaza 71 Associates Ltd.)/(HSBC Bank USA LOC), 0.460%, 11/4/2009	7,400,000
6,250,000		Medina County, OH, (Series 1998) Weekly VRDNs (Mack Industries, Inc.)/(Key Bank, N.A. LOC), 1.050%, 11/5/2009	6,250,000
585,000		Medina County, OH, (Series 1998) Weekly VRDNs (Michael Day Enterprises)/(Key Bank, N.A. LOC), 1.150%, 11/4/2009	585,000
2,335,000		Mentor, OH, (Series 1997) Weekly VRDNs (Risch Investments/Roll Kraft, Inc.)/(Key Bank, N.A. LOC), 1.350%, 11/5/2009	2,335,000
2,500,000		Mercer County, OH, 2.75% BANs, 3/9/2010	2,504,281
15,000,000	[3,4]	Middletown, OH, (MT-239) Weekly VRDNs (Middletown Regional Hospital)/(Merrill Lynch & Co., Inc. LIQ)/(Lloyds TSB Bank PLC, London LOC), 0.260%, 11/5/2009	15,000,000
6,000,000		Middletown, OH, (Series 2008A) Weekly VRDNs (Atrium Medical Center Obligated Group)/(JPMorgan Chase Bank, N.A. LOC), 0.180%, 11/4/2009	6,000,000
    Annual Shareholder Report
    9

$9,000,000	Middletown, OH, (Series 2008B) Weekly VRDNs (Atrium Medical Center Obligated Group)/(JPMorgan Chase Bank, N.A. LOC), 0.180%, 11/4/2009	9,000,000
3,250,000	Monroe, OH, 2.00% BANs, 8/19/2010	3,262,757
3,500,000	Monroe, OH, 2.75% BANs, 3/11/2010	3,506,087
4,300,000	Montgomery County, OH, (Series 1996) Weekly VRDNs (The Dayton Art Institute)/(U.S. Bank, N.A. LOC), 0.200%, 11/4/2009	4,300,000
2,900,000	Montgomery County, OH, (Series 2008A), 4.00% Bonds (Miami Valley Hospital), 11/15/2009	2,900,813
15,000,000	Montgomery County, OH, (Series 1998B) Daily VRDNs (Miami Valley Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.280%, 11/2/2009	15,000,000
1,500,000	Montgomery County, OH, (Series 2005) Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 0.360%, 11/5/2009	1,500,000
28,830,000	Montgomery County, OH, (Series 2008B), 0.50% CP (Miami Valley Hospital), Mandatory Tender 11/9/2009	28,830,000
10,165,000	North Canton, OH, (Series 2007) Weekly VRDNs (St. Luke Lutheran Home)/(FirstMerit Bank, N.A. LOC), 1.950%, 11/5/2009	10,165,000
2,750,000	North Canton, OH, (Series 2007A) Weekly VRDNs (St. Luke Lutheran Home)/(FirstMerit Bank, N.A. LOC), 1.950%, 11/5/2009	2,750,000
1,350,000	North College Hill, OH City School District, 2.75% BANs, 1/19/2010	1,352,871
1,605,000	North Olmsted, OH, 2.00% BANs, 4/1/2010	1,607,284
5,000,000	North Royalton, OH, 1.70% BANs, 2/24/2010	5,007,772
3,839,000	Oakwood Village, OH, 2.00% BANs, 10/7/2010	3,874,403
18,230,000	Ohio HFA, (Series I) Weekly VRDNs (GNMA COL)/(Citibank NA, New York LIQ), 0.280%, 11/4/2009	18,230,000
15,000,000	Ohio State Air Quality Development Authority, (Series 2006-A) Weekly VRDNs (FirstEnergy Generation Corp.)/(Key Bank, N.A. LOC), 0.650%, 11/4/2009	15,000,000
3,000,000	Ohio State Air Quality Development Authority, (Series 2009A) Weekly VRDNs (Ohio Valley Electric Corp.)/(Bank of Nova Scotia, Toronto LOC), 0.200%, 11/5/2009	3,000,000
2,500,000	Ohio State Air Quality Development Authority, (Series 2009B) Weekly VRDNs (Ohio Valley Electric Corp.)/(Bank of Nova Scotia, Toronto LOC), 0.270%, 11/4/2009	2,500,000
6,600,000	Ohio State Air Quality Development Authority, (Series 2009C) Weekly VRDNs (Ohio Valley Electric Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.250%, 11/5/2009	6,600,000
3,570,000	Ohio State Air Quality Development Authority, (Series 2009D) Weekly VRDNs (Ohio Valley Electric Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.270%, 11/4/2009	3,570,000
20,000,000	Ohio State Higher Educational Facility Commission, (Series 2008E) Weekly VRDNs (University Hospitals Health System, Inc.)/(RBS Citizens Bank N.A. LOC), 0.800%, 11/4/2009	20,000,000
    Annual Shareholder Report
    10

$4,000,000	Ohio State Water Development Authority Pollution Control Facilities, (Series 2005B) Weekly VRDNs (FirstEnergy Nuclear Generation Corp.)/(Barclays Bank PLC LOC), 0.200%, 11/4/2009	4,000,000
18,900,000	Ohio State Water Development Authority Pollution Control Facilities, (Series 2006B) Daily VRDNs (FirstEnergy Generation Corp.)/(Wachovia Bank N.A. LOC), 0.210%, 11/2/2009	18,900,000
5,000,000	Ohio State, Common Schools General Obligation Bonds (Series 2005A) Weekly VRDNs, 0.200%, 11/4/2009	5,000,000
10,000,000	Ohio State, Common Schools General Obligation Bonds (Series 2005B) Weekly VRDNs, 0.200%, 11/4/2009	10,000,000
10,900,000	Ohio State, Environmental Improvement Revenue Bonds (Series 1996) Weekly VRDNs (Newark Group Industries, Inc.)/(Wachovia Bank N.A. LOC), 0.270%, 11/5/2009	10,900,000
1,575,000	Olmsted Falls, OH City School District, 2.75% BANs, 1/14/2010	1,577,347
2,100,000	Oregon City, OH, 1.05% BANs, 9/8/2010	2,107,283
5,000,000	Ottawa & Glandorf, OH LSD, 2.50% BANs, 3/18/2010	5,009,184
2,820,000	Painesville, OH, (Series 2009-2), 2.35% BANs, 8/11/2010	2,838,307
2,307,000	Painesville, OH, 2.05% BANs, 3/15/2010	2,310,745
1,130,000	Parma Heights, OH, 2.25% BANs, 9/8/2010	1,132,356
1,328,000	Paulding County, OH, (Series A), 2.25% BANs, 9/8/2010	1,339,168
494,000	Paulding County, OH, (Series B), 2.25% BANs, 9/8/2010	498,154
13,135,000	Pike County, OH Health Care Facilities, (Series A) Weekly VRDNs (National Church Residences)/(Bank of America N.A. LOC), 0.290%, 11/5/2009	13,135,000
18,520,000	Port of Greater Cincinnati, OH Development Authority, (Series 2003A) Weekly VRDNs (National Underground Railroad Freedom Center, Inc.)/(Fifth Third Bank, Cincinnati, JPMorgan Chase Bank, N.A. and U.S. Bank, N.A. LOCs), 0.250%, 11/4/2009	18,520,000
7,280,000	Richland County, OH, 3.50% BANs, 1/12/2010	7,290,469
4,800,000	Stark County, OH IDR Weekly VRDNs (Shearer's Foods, Inc.)/(National City Bank LOC), 0.400%, 11/5/2009	4,800,000
290,000	Stark County, OH IDR, IDRB (Series 1996) Weekly VRDNs (Foundations Systems and Anchors, Inc. Project)/(JPMorgan Chase Bank, N.A. LOC), 2.800%, 11/5/2009	290,000
545,000	Strongsville, OH Weekly VRDNs (Monarch Engraving, Inc.)/(FirstMerit Bank, N.A. LOC), 0.660%, 11/4/2009	545,000
2,155,000	Summit County, OH IDA Weekly VRDNs (Gardner Pie Co., Inc.)/(FirstMerit Bank, N.A. LOC), 0.620%, 11/5/2009	2,155,000
1,985,000	Summit County, OH IDA, (Series 1998) Weekly VRDNs (Waldonia Investment)/(Key Bank, N.A. LOC), 1.150%, 11/4/2009	1,985,000
2,655,000	Summit County, OH IDA, (Series 2001) Weekly VRDNs (AESCO, Inc.)/(FirstMerit Bank, N.A. LOC), 2.100%, 11/5/2009	2,655,000
    Annual Shareholder Report
    11

$425,000	Summit County, OH IDA, Adjustable Rate IDRBs (Series 1996) Weekly VRDNs (Fomo Products, Inc.)/(FirstMerit Bank, N.A. LOC), 2.100%, 11/5/2009	425,000
1,200,000	Summit County, OH IDA, Variable Rate IDRBs (Series 1998A) Weekly VRDNs (Wintek Ltd.)/(FirstMerit Bank, N.A. LOC), 2.100%, 11/5/2009	1,200,000
1,495,000	Summit County, OH Port Authority, (Series 2007) Weekly VRDNs (American Original Building Products LLC)/(FirstMerit Bank, N.A. LOC), 1.350%, 11/5/2009	1,495,000
5,705,000	Summit County, OH, (Series 2002) Weekly VRDNs (The Western Reserve Academy)/(Key Bank, N.A. LOC), 0.650%, 11/5/2009	5,705,000
7,000,000	Toledo-Lucas County, OH Port Authority, (Series 2006) Weekly VRDNs (Van Deurzen Dairy LLC)/(Bank of America N.A. LOC), 0.400%, 11/5/2009	7,000,000
2,200,000	Trotwood, OH, 2.25% BANs, 3/18/2010	2,204,121
1,905,000	Trotwood, OH, 3.00% BANs, 3/18/2010	1,908,482
1,635,000	Trumbull County, OH Sewer District, 3.50% BANs, 3/23/2010	1,649,654
540,000	Tuscarawas County, OH, Adjustable Rate IDRBs (Series 1995) Weekly VRDNs (Primary Packaging, Inc.)/(FirstMerit Bank, N.A. LOC), 1.500%, 11/5/2009	540,000
6,915,000	University of Cincinnati, OH, (Series B) Weekly VRDNs (Bayerische Landesbank LOC), 0.800%, 11/5/2009	6,915,000
3,487,000	Vermilion, OH, 1.50% BANs, 10/27/2010	3,502,305
1,075,000	Village of South Lebanon, OH, (Series 2003B) Weekly VRDNs (Pedcor Investments-2003-LX LP)/(FHLB of Cincinnati LOC), 0.400%, 11/5/2009	1,075,000
4,000,000	Warren County, OH Health Care Facilities, (Series 2009) Weekly VRDNs (Otterbein Homes)/(U.S. Bank, N.A. LOC), 0.230%, 11/5/2009	4,000,000
2,352,000	Warrensville Heights, OH, 3.00% BANs, 2/3/2010	2,357,934
2,500,000	Westlake, OH, (Series 2005) Weekly VRDNs (Lutheran Homes of Ohio Corp.)/(RBS Citizens Bank N.A. LOC), 1.150%, 11/5/2009	2,500,000
17,500,000	Williams County, OH, (Series 2008) Weekly VRDNs (Community Hospital and Wellness Centers)/(Fifth Third Bank, Cincinnati LOC), 0.770%, 11/6/2009	17,500,000
2,500,000	Williams County, OH, 1.50% BANs, 9/8/2010	2,510,530
2,010,000	Woodlawn, OH, 3.625% BANs, 11/25/2009	2,010,480
	TOTAL MUNICIPAL INVESTMENTS — 100.1% (AT AMORTIZED COST)[5]	674,908,671
	OTHER ASSETS AND LIABILITIES - NET — (0.1)%[6]	(817,620)
	TOTAL NET ASSETS — 100%	$674,091,051
Securities that are subject to the federal alternative minimum tax (AMT) represent 20.3% of the portfolio as calculated based upon total market value (percentage is unaudited).
    Annual Shareholder Report
    12

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At October 31, 2009, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2009, these restricted securities amounted to $36,929,448, which represented 5.5% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2009, these liquid restricted securities amounted to $36,929,448, which represented 5.5% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
      Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.
      Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
      Level 1 — quoted prices in active markets for identical securities
      Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
      Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
      The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    Annual Shareholder Report
    13

        The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Short-Term Municipals	$ —	$674,908,671	$ —	$674,908,671
        The following acronyms are used throughout this portfolio:
BANs	— Bond Anticipation Notes
COL	— Collateralized
CP	— Commercial Paper
EDA	— Economic Development Authority
FHLB	— Federal Home Loan Bank
GNMA	— Government National Mortgage Association
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
IDRB(s)	— Industrial Development Revenue Bond(s)
LIQ	— Liquidity Agreement
LOC(s)	— Letter(s) of Credit
LP	— Limited Partnership
LSD	— Local School District
MFH	— Multi-Family Housing
VRDNs	— Variable Rate Demand Notes
        See Notes which are an integral part of the Financial Statements
      Annual Shareholder Report
      14

      Statement of Assets and Liabilities

      October 31, 2009

Assets:
Total investments in securities, at amortized cost and value		$674,908,671
Cash		112,074
Income receivable		1,957,011
Receivable for shares sold		1,210,210
TOTAL ASSETS		678,187,966
Liabilities:
Payable for investments purchased	$3,722,826
Payable for shares redeemed	162,416
Income distribution payable	90,432
Payable for distribution services fee (Note 5)	15,824
Payable for shareholder services fee (Note 5)	43,676
Accrued expenses	61,741
TOTAL LIABILITIES		4,096,915
Net assets for 674,097,062 shares outstanding		$674,091,051
Net Assets Consist of:
Paid-in capital		$674,094,274
Distributions in excess of net investment income		(3,223)
TOTAL NET ASSETS		$674,091,051
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$382,155,849 ÷ 382,161,138 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$233,866,757 ÷ 233,863,020 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$58,068,445 ÷ 58,072,904 shares outstanding, no par value, unlimited shares authorized		$1.00
        See Notes which are an integral part of the Financial Statements
      Annual Shareholder Report
      15

      Statement of Operations

      Year Ended October 31, 2009

Investment Income:
Interest		$7,004,751
Expenses:
Investment adviser fee (Note 5)	$2,080,366
Administrative personnel and services fee (Note 5)	403,684
Custodian fees	19,046
Transfer and dividend disbursing agent fees and expenses	112,712
Directors'/Trustees' fees	2,785
Auditing fees	18,500
Legal fees	5,850
Portfolio accounting fees	115,293
Distribution services fee-Cash II Shares (Note 5)	280,078
Shareholder services fee-Institutional Service Shares (Note 5)	327,534
Shareholder services fee-Cash II Shares (Note 5)	228,788
Account administration fee-Institutional Service Shares	99,866
Account administration fee-Cash II Shares	4,610
Share registration costs	82,039
Printing and postage	23,801
Insurance premiums	5,190
Miscellaneous	136,063
TOTAL EXPENSES	3,946,205
      Annual Shareholder Report
      16

      Statement of Operations — continued
Waivers, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 5)	$(195,858)
Waiver of administrative personnel and services fee (Note 5)	(7,894)
Waiver of distribution services fee — Cash II Shares (Note 5)	(46,752)
Waiver of shareholder services fee — Cash II Shares (Note 5)	(11,958)
Reimbursement of shareholder services fee — Institutional Service Shares (Note 5)	(84,578)
Reimbursement of shareholder services fee — Cash II Shares (Note 5)	(5,293)
Reduction of custodian fees (Note 6)	(1,499)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		$(353,832)
Net expenses			$3,592,373
Net investment income			$3,412,378
        See Notes which are an integral part of the Financial Statements
      Annual Shareholder Report
      17

      Statement of Changes in Net Assets

Year Ended October 31	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,412,378	$7,988,630
Net realized gain on investments	—	50,938
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,412,378	8,039,568
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,043,740)	(3,943,283)
Institutional Service Shares	(1,013,066)	(2,502,490)
Cash II Shares	(358,965)	(1,542,440)
Distributions from net realized gain on investments
Institutional Shares	(25,590)	—
Institutional Service Shares	(13,564)	—
Cash II Shares	(11,784)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,466,709)	(7,988,213)
Share Transactions:
Proceeds from sale of shares	1,211,458,479	997,085,251
Net asset value of shares issued to shareholders in payment of distributions declared	695,971	2,709,039
Cost of shares redeemed	(911,323,654)	(902,650,732)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	300,830,796	97,143,558
Change in net assets	300,776,465	97,194,913
Net Assets:
Beginning of period	373,314,586	276,119,673
End of period (including undistributed (distributions in excess of) net investment income of $(3,223) and $170, respectively)	$674,091,051	$373,314,586
        See Notes which are an integral part of the Financial Statements
      Annual Shareholder Report
      18

      Notes to Financial Statements

      October 31, 2009

      1. ORGANIZATION

      Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Ohio Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Services Shares and Cash II Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

      2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

      Investment Valuation

      Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

      Investment Income, Gains and Losses, Expenses and Distributions

      Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

      Premium and Discount Amortization

      All premiums and discounts are amortized/accreted.

      Annual Shareholder Report
      19

      Federal Taxes

      It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

      When-Issued and Delayed Delivery Transactions

      The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

      Restricted Securities

      Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

      Temporary Guarantee Program

      The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

      Other

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

      Annual Shareholder Report
      20

      3. SHARES OF BENEFICIAL INTEREST

      The following tables summarize share activity:

Year Ended October 31	2009		2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	518,585,378	$518,585,378	391,059,142	$391,059,142
Shares issued to shareholders in payment of distributions declared	85,054	85,054	173,395	173,395
Shares redeemed	(329,134,124)	(329,134,124)	(311,059,810)	(311,059,810)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	189,536,308	$189,536,308	80,172,727	$80,172,727
Year Ended October 31	2009		2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	450,557,612	$450,557,612	277,242,039	$277,242,039
Shares issued to shareholders in payment of distributions declared	250,723	250,723	1,008,951	1,008,951
Shares redeemed	(312,079,615)	(312,079,615)	(285,623,126)	(285,623,126)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	138,728,720	$138,728,720	(7,372,136)	$(7,372,136)
Year Ended October 31	2009		2008
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	242,315,489	$242,315,489	328,784,070	$328,784,070
Shares issued to shareholders in payment of distributions declared	360,194	360,194	1,526,693	1,526,693
Shares redeemed	(270,109,915)	(270,109,915)	(305,967,796)	(305,967,796)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(27,434,232)	$(27,434,232)	24,342,967	$24,342,967
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	300,830,796	$300,830,796	97,143,558	$97,143,558

      4. FEDERAL TAX INFORMATION

      The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2009 and 2008, was as follows:

	2009	2008
Tax-exempt income	$3,415,771	$7,988,213
Long-term capital gains	$50,938	—
      Annual Shareholder Report
      21

      As of October 31, 2009, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of tax-exempt income	$(3,223)

      5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

      Investment Adviser Fee

      Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, the Adviser voluntarily waived $195,858 of its fee.

      Administrative Fee

      Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

      The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $7,894 of its fee.

      Distribution Services Fee

      The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.30% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, FSC voluntarily waived $46,752 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2009, FSC retained $186,718 fees paid by the Fund.

      Annual Shareholder Report
      22

      Shareholder Services Fee

      The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Cash II Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended October 31, 2009, FSSC voluntarily reimbursed $89,871 of shareholder services fees. For the year ended October 31, 2009, FSSC did not receive any fees paid by the Fund. In addition, for the year ended October 31, 2009, unaffiliated third-party financial intermediaries waived $11,958 of Service Fees. This waiver can be modified or terminated at any time. For the year ended October 31, 2009, the Fund's Institutional Shares did not incur a shareholder services fee.

      Interfund Transactions

      During the year ended October 31, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $569,015,000 and $451,055,000, respectively.

      General

      Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

      6. EXPENSE Reduction

      Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended October 31, 2009, the Fund's expenses were reduced by $1,499 under these arrangements.

      7. CONCENTRATION OF RISK

      Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2009, 60.7% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 9.1% of total investments.

      8. LINE OF CREDIT

      The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the Fund did not utilize the LOC.

      Annual Shareholder Report
      23

      9. INTERFUND LENDING

      Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the program was not utilized.

      10. Legal Proceedings
Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”) and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”) and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

11. Subsequent events

Management has evaluated subsequent events through December 24, 2009, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

Annual Shareholder Report
24

12. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2009, the amount of long-term capital gains designated by the Fund was $50,938.

For the year ended October 31, 2009, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Annual Shareholder Report

25

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF Trustees of Money Market Obligations Trust AND SHAREHOLDERS OF Ohio Municipal Cash Trust:

We have audited the accompanying statement of assets and liabilities of Ohio Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ohio Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 24, 2009

Annual Shareholder Report

26

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised 39 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 149 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

27

INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Annual Shareholder Report
28

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee and Chairman of the Board of the Federated Fund Complex.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Annual Shareholder Report
29

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Annual Shareholder Report
30

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004, serves as a Senior Portfolio Manager and is a Vice President of the Trust. Ms. Cunningham was named an Executive Vice President of the Fund's Adviser in 2009. She joined Federated in 1981 and was a Senior Vice President of the Fund's Adviser from 1997 to 2009. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak has been the Fund's Portfolio Manager since March 1991. He is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.
Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Annual Shareholder Report

31

Evaluation and Approval of Advisory Contract - May 2009

Ohio Municipal Cash Trust (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Annual Shareholder Report
32

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Annual Shareholder Report
33

with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Annual Shareholder Report
34

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

Annual Shareholder Report
35

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report
36

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Annual Shareholder Report
37

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Ohio Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N427
Cusip 60934N419
Cusip 60934N393

29369 (12/09)

Federated is a registered mark of Federated Investors, Inc.
2009 Federated Investors, Inc.

Pennsylvania Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2009

Institutional Shares
Institutional Service Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007	0.024	0.033	0.029	0.018
Net realized gain (loss) on investments	0.000[1]	0.000[1]	(0.000)[1]	(0.000)[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.007	0.024	0.033	0.029	0.018
Less Distributions:
Distributions from net investment income	(0.007)	(0.024)	(0.033)	(0.029)	(0.018)
Distributions from net realized gain on investments	(0.000)[1]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.007)	(0.024)	(0.033)	(0.029)	(0.018)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.71%	2.39%	3.33%	2.99%	1.85%
Ratios to Average Net Assets:
Net expenses	0.49%[3]	0.46%[3]	0.45%	0.45%	0.45%
Net investment income	0.73%	2.30%	3.28%	2.94%	1.82%
Expense waiver/reimbursement[4]	0.09%	0.09%	0.14%	0.34%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$220,252	$298,434	$164,580	$175,892	$161,978
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.49% and 0.46% for the years ended October 31, 2009, and 2008, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
1

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.005	0.022	0.031	0.027	0.016
Net realized gain (loss) on investments	0.000[1]	0.000[1]	(0.000)[1]	(0.000)[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.022	0.031	0.027	0.016
Less Distributions:
Distributions from net investment income	(0.005)	(0.022)	(0.031)	(0.027)	(0.016)
Distributions from net realized gain on investments	(0.000)[1]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.005)	(0.022)	(0.031)	(0.027)	(0.016)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.51%	2.19%	3.13%	2.78%	1.65%
Ratios to Average Net Assets:
Net expenses	0.69%[3]	0.66%[3]	0.65%	0.65%	0.65%
Net investment income	0.48%	2.16%	3.08%	2.74%	1.66%
Expense waiver/reimbursement[4]	0.14%	0.14%	0.19%	0.26%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$536,668	$431,784	$254,683	$279,029	$290,268
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.69% and 0.66% for the years ended October 31, 2009, and 2008, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
2

Financial Highlights - Cash Series Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.002	0.018	0.027	0.023	0.012
Net realized gain (loss) on investments	0.000[1]	0.000[1]	(0.000)[1]	(0.000)[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.018	0.027	0.023	0.012
Less Distributions:
Distributions from net investment income	(0.002)	(0.018)	(0.027)	(0.023)	(0.012)
Distributions from net realized gain on investments	(0.000)[1]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.002)	(0.018)	(0.027)	(0.023)	(0.012)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.19%	1.78%	2.72%	2.37%	1.24%
Ratios to Average Net Assets:
Net expenses	1.02%[3]	1.06%[3]	1.05%	1.05%	1.05%
Net investment income	0.22%	1.76%	2.69%	2.34%	1.20%
Expense waiver/reimbursement[4]	0.21%	0.14%	0.19%	0.26%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$47,833	$82,431	$35,531	$22,816	$26,394
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.02% and 1.06% for the years ended October 31, 2009, and 2008, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
3

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 to October 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Shareholder Report
4

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2009	Ending Account Value 10/31/2009	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,002.60	$2.47
Institutional Service Shares	$1,000	$1,001.60	$3.48
Cash Series Shares	$1,000	$1,000.30	$4.79
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.74	$2.50
Institutional Service Shares	$1,000	$1,021.73	$3.52
Cash Series Shares	$1,000	$1,020.42	$4.84
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.49%
Institutional Service Shares	0.69%
Cash Series Shares	0.95%

Annual Shareholder Report

5

Portfolio of Investments Summary Tables (unaudited)

At October 31, 2009, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	80.2%
Municipal Notes	19.0%
Commercial Paper	2.0%
Other Assets and Liabilities — Net[2]	(1.2)%
TOTAL	100.0%

At October 31, 2009, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	81.3%
8-30 Days	0.0%
31-90 Days	1.5%
91-180 Days	8.3%
181 Days or more	10.1%
Other Assets and Liabilities — Net[2]	(1.2)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
6

Portfolio of Investments

October 31, 2009

Principal Amount			Value
		Short-Term Municipals – 101.2%;1,2
		Pennsylvania – 101.2%
$1,605,000		Adams County, PA IDA, (Series 1999C) Weekly VRDNs (Martin Limestone, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.460%, 11/5/2009	1,605,000
1,705,000		Adams County, PA IDA, (Series 2002) Weekly VRDNs (Agricultural Commodities, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.460%, 11/6/2009	1,705,000
7,520,000		Adams County, PA IDA, (Series 2007) Weekly VRDNs (Cross Keys Village — Brethren Home Community)/(PNC Bank, N.A. LOC), 0.320%, 11/5/2009	7,520,000
2,470,000		Adams County, PA IDA, (Series A of 1999) Weekly VRDNs (Valley Quarries, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.460%, 11/5/2009	2,470,000
710,000		Adams County, PA IDA, (Series B of 1999) Weekly VRDNs (Valley Quarries, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.460%, 11/5/2009	710,000
5,715,000		Allegheny County, PA Hospital Development, (Series 2005B) Weekly VRDNs (Children's Institute of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 0.900%, 11/5/2009	5,715,000
14,425,000	[3,4]	Allegheny County, PA Hospital Development, PUTTERs (Series 2327) Weekly VRDNs (UPMC Health System)/(J.P. Morgan Chase & Co. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 11/5/2009	14,425,000
7,855,000		Allegheny County, PA IDA, (Series 2005) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 0.880%, 11/5/2009	7,855,000
4,460,000		Allegheny County, PA IDA, (Series of 2002) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 0.880%, 11/5/2009	4,460,000
2,310,000		Allegheny County, PA IDA, Revenue Bonds (Series 2002) Weekly VRDNs (Our Lady of the Sacred Heart High School)/(PNC Bank, N.A. LOC), 0.230%, 11/5/2009	2,310,000
1,000,000		Allentown, PA Commercial and IDA, (Series 1999) Daily VRDNs (Diocese of Allentown)/(Wachovia Bank N.A. LOC), 0.220%, 11/2/2009	1,000,000
10,000,000		Beaver County, PA IDA, (Series 2005-A) Weekly VRDNs (Pennsylvania Electric Co.)/(Bank of Nova Scotia, Toronto LOC), 0.270%, 11/4/2009	10,000,000
5,000,000		Beaver County, PA IDA, (Series 2005-B) Weekly VRDNs (Pennsylvania Electric Co.)/(Bank of Nova Scotia, Toronto LOC), 0.320%, 11/4/2009	5,000,000
28,525,000		Beaver County, PA IDA, (Series 2008-A) Weekly VRDNs (FirstEnergy Generation Corp.)/(Key Bank, N.A. LOC), 0.650%, 11/4/2009	28,525,000
110,000		Berks County, PA IDA Weekly VRDNs (ADC Quaker Maid Meats)/(Wachovia Bank N.A. LOC), 0.520%, 11/4/2009	110,000
Annual Shareholder Report
7

$1,600,000		Berks County, PA IDA, (Series 1998) Weekly VRDNs (Eastern Industries, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.460%, 11/4/2009	1,600,000
7,800,000		Berks County, PA Municipal Authority, (Series 2009A-4) Weekly VRDNs (Reading Hospital & Medical Center), 0.220%, 11/5/2009	7,800,000
2,600,000		Berks County, PA Municipal Authority, (Series A of 2008) Weekly VRDNs (Phoebe-DeVitt Homes Obligated Group)/(Banco Santander, S.A. LOC), 0.220%, 11/5/2009	2,600,000
4,000,000		Bermudian Springs, PA School District, (Series 2005) Weekly VRDNs (FSA INS)/(Royal Bank of Canada, Montreal LIQ), 0.270%, 11/5/2009	4,000,000
2,000,000		Bethel Park, PA, (Series 2009), 3.25% TRANs, 12/31/2009	2,000,800
12,000,000		Bethlehem, PA Area School District, (Series 2007) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.500%, 11/5/2009	12,000,000
280,000		Bucks County, PA IDA Weekly VRDNs (Pennsylvania Associates)/(Wachovia Bank N.A. LOC), 0.750%, 11/4/2009	280,000
3,200,000		Bucks County, PA IDA, (Series 1985) Weekly VRDNs (SHV Real Estate, Inc.)/(GTD by Nucor Corp.), 0.260%, 11/4/2009	3,200,000
5,740,000		Bucks County, PA IDA, (Series 2007A) Weekly VRDNs (Pennswood Village)/(Bank of America N.A. LOC), 0.300%, 11/5/2009	5,740,000
2,500,000		Bucks County, PA IDA, (Series 2007B) Weekly VRDNs (Pennswood Village)/(Bank of America N.A. LOC), 0.300%, 11/5/2009	2,500,000
1,000,000		Bucks County, PA IDA, (Series A of 2008) Weekly VRDNs (Grand View Hospital)/(TD Banknorth N.A. LOC), 0.200%, 11/5/2009	1,000,000
4,015,000		Butler County, PA General Authority, (Series 2008) Weekly VRDNs (Scranton, PA School District)/(FSA INS)/(PNC Bank, N.A. LIQ), 0.290%, 11/5/2009	4,015,000
1,075,000		Butler County, PA IDA, (Series 1994) Weekly VRDNs (Lue-Rich Holding Co., Inc.)/(Bank of America N.A. LOC), 0.510%, 11/5/2009	1,075,000
2,445,000		Butler County, PA IDA, IDRBs (Series 1997) Weekly VRDNs (Wise Business Forms, Inc.)/(Branch Banking & Trust Co. LOC), 0.440%, 11/6/2009	2,445,000
2,750,000		Cheltenham Township, PA, 3.50% TRANs, 12/31/2009	2,753,309
3,500,000		Chester County, PA IDA, (Series 2003) Weekly VRDNs (West Chester University)/(FHLB of Pittsburgh LOC), 0.220%, 11/4/2009	3,500,000
8,000,000		Chester County, PA IDA, (Series 2008A), 0.50% TOBs (University Student Housing LLC)/(FHLB of Pittsburgh LOC), Optional Tender 11/2/2009	8,000,000
2,540,000		Chester County, PA IDA, (Series A of 2000) Weekly VRDNs (Devault Packing Co., Inc.)/(Wilmington Trust Co. LOC), 2.100%, 11/5/2009	2,540,000
1,500,000		Chester County, PA Intermediate Unit, (Series 2003) Weekly VRDNs (PNC Bank, N.A. LOC), 0.250%, 11/5/2009	1,500,000
4,990,000	[3,4]	Commonwealth of Pennsylvania, BB&T Floater Certificates (Series 2008-01) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.270%, 11/5/2009	4,990,000
Annual Shareholder Report
8

$905,000	Cumberland County, PA IDA, (Series 2001) Weekly VRDNs (Industrial Harness Co.)/(Wachovia Bank N.A. LOC), 0.570%, 11/5/2009	905,000
6,000,000	Cumberland County, PA Municipal Authority, (Series 1993) Weekly VRDNs (Presbyterian Homes, Inc.)/(KBC Bank N.V. LOC), 0.400%, 11/5/2009	6,000,000
5,900,000	Cumberland County, PA Municipal Authority, (Series 2008B) Weekly VRDNs (Presbyterian Homes Obligated Group)/(Bank of America N.A. LOC), 0.220%, 11/5/2009	5,900,000
7,845,000	Cumberland County, PA Municipal Authority, (Series 2008C) Weekly VRDNs (Presbyterian Homes, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.310%, 11/5/2009	7,845,000
7,010,000	Dallastown Area School District, PA, (Series 2006) Weekly VRDNs (FSA INS)/(BNP Paribas SA LIQ), 0.320%, 11/5/2009	7,010,000
35,000,000	Dallastown Area School District, PA, (Series 2009) VRNs, 2.030%, 1/1/2010	35,141,404
1,600,000	Dauphin County, PA IDA, (Series 1998-A) Weekly VRDNs (Key Ingredients, Inc.)/(Citibank NA, New York LOC), 0.700%, 11/4/2009	1,600,000
1,185,000	Dauphin County, PA IDA, (Series 2000) Weekly VRDNs (Consolidated Scrap Resources, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.460%, 11/6/2009	1,185,000
4,645,000	Dauphin County, PA IDA, EDRBs (Series 1998-B) Weekly VRDNs (Key Ingredients, Inc.)/(Citibank NA, New York LOC), 0.700%, 11/4/2009	4,645,000
5,000,000	Delaware County, PA Authority, (Series 2008) Weekly VRDNs (Eastern University)/(TD Banknorth N.A. LOC), 0.200%, 11/5/2009	5,000,000
4,000,000	Delaware County, PA Authority, Hospital Revenue Bonds (Series of 1996) Weekly VRDNs (Crozer-Chester Medical Center)/(KBC Bank N.V. LOC), 0.350%, 11/4/2009	4,000,000
7,000,000	Delaware Valley, PA Regional Finance Authority, (Series 2007B) Weekly VRDNs (Bayerische Landesbank LOC), 0.400%, 11/4/2009	7,000,000
25,500,000	Erie County, PA Hospital Authority Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.330%, 11/5/2009	25,500,000
2,000,000	Erie, PA Water Authority, (Series 2006A), 2.00% TOBs (FHLB of Pittsburgh LOC), Mandatory Tender 6/1/2010	2,014,447
7,000,000	Erie, PA Water Authority, (Series 2006B), 2.00% TOBs (FHLB of Pittsburgh LOC), Mandatory Tender 6/1/2010	7,050,564
1,915,000	Ferguson Township, PA Industrial Commercial Development Authority, (Series A of 2007) Weekly VRDNs (Brooks Lake & Videon)/(Fulton Bank LOC), 2.600%, 11/5/2009	1,915,000
440,000	Ferguson Township, PA Industrial Commercial Development Authority, (Series C of 2007) Weekly VRDNs (Brooks Lake & Videon)/(Fulton Bank LOC), 2.600%, 11/5/2009	440,000
2,225,000	Franconia Township, PA IDA, (Series 1997A) Daily VRDNs (Asher's Chocolates)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.510%, 11/5/2009	2,225,000
Annual Shareholder Report
9

$3,000,000		Governor Mifflin, PA School District, 1.25% BANs, 5/15/2010	3,008,742
6,000,000		Hamburg, PA Area School District VRNs, 2.041%, 11/1/2009	6,027,033
245,000		Huntingdon County, PA IDA, (Series A) Weekly VRDNs (Bonney Forge Corp.)/(Wachovia Bank N.A. LOC), 0.570%, 11/5/2009	245,000
19,990,000		Lackawanna County, PA, (Series A of 2008) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.650%, 11/5/2009	19,990,000
1,760,000		Lancaster, PA IDA, (1988 Series C) Weekly VRDNs (Henry Molded Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.410%, 11/5/2009	1,760,000
280,000		Lancaster, PA IDA, (1998 Series A) Weekly VRDNs (Henry Molded Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.410%, 11/5/2009	280,000
1,425,000		Lancaster, PA IDA, (Series A of 2007) Weekly VRDNs (John F. Martin & Sons, Inc.)/(Fulton Bank LOC), 2.600%, 11/5/2009	1,425,000
7,000,000		Lancaster, PA IDA, (Series of 2007) Weekly VRDNs (Rohrer's Quarry, Inc.)/(Fulton Bank LOC), 2.600%, 11/5/2009	7,000,000
22,725,000		Lancaster, PA Municipal Authority, (Series 2006) Weekly VRDNs (Ephrata Community Hospital)/(Fulton Bank LOC), 2.750%, 11/4/2009	22,725,000
1,985,000		Lebanon County, PA Health Facilities Authority, (Series 1999) Weekly VRDNs (United Church of Christ Homes, Inc.)/(Wachovia Bank N.A. LOC), 0.220%, 11/5/2009	1,985,000
600,000		Lehigh County, PA IDA, (Series 1997) Weekly VRDNs (American Manufacturing Co., Inc.)/(Wachovia Bank N.A. LOC), 0.570%, 11/5/2009	600,000
1,245,000		Lehigh County, PA IDA, (Series of 2000) Weekly VRDNs (P. R. E. USA, Inc./Suntuf 2000, Inc.)/(Wachovia Bank N.A. LOC), 0.570%, 11/5/2009	1,245,000
1,000,000		Lower Moreland Township, PA, 3.00% TRANs, 12/31/2009	1,000,803
7,060,000	[3,4]	Luzerne County, PA IDA, (PT-4569) Weekly VRDNs (Hilltop-Edwardsville LP)/(FHLMC COL)/(FHLMC LIQ), 0.530%, 11/5/2009	7,060,000
5,000,000	[3,4]	Luzerne County, PA IDA, ROCs (Series 11691) Weekly VRDNs (Pennsylvania American Water Co.)/(Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.280%, 11/5/2009	5,000,000
21,660,000		Manheim, PA CSD, GO LT VRNs, 2.030%, 1/1/2010	21,737,740
4,635,000		McKean County, PA IDA, (Series 1997) Weekly VRDNs (Keystone Powdered Metal Co.)/(PNC Bank, N.A. LOC), 0.700%, 11/5/2009	4,635,000
20,400,000		Mercersburg Borough, PA General Purpose Authority, (Series A of 2000) Weekly VRDNs (Regents of the Mercersburg College)/(SunTrust Bank LOC), 0.550%, 11/4/2009	20,400,000
16,000,000		Mercersburg Borough, PA General Purpose Authority, (Series B of 2000) Weekly VRDNs (Regents of the Mercersburg College)/(SunTrust Bank LOC), 0.550%, 11/4/2009	16,000,000
16,000,000		Montgomery County, PA IDA, (Series 2000) Weekly VRDNs (Lonza, Inc.)/(Landesbank Hessen-Thueringen LOC), 0.400%, 11/5/2009	16,000,000
Annual Shareholder Report
10

$480,000		Montgomery County, PA IDA, (Series C) Weekly VRDNs (Vari Corp.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.510%, 11/4/2009	480,000
5,000,000		Nazareth Area School District, PA Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.500%, 11/5/2009	5,000,000
11,870,000		North Penn, PA Water Authority, (Series 2008) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.500%, 11/5/2009	11,870,000
1,980,000		Northampton County, PA IDA, (Series 2006) Weekly VRDNs (Jacobsburg Realty LLC)/(Fulton Bank LOC), 2.850%, 11/5/2009	1,980,000
10,000,000		Pennsylvania EDFA, (Series 2009B), 0.50% CP (PPL Energy Supply, LLC)/(Wachovia Bank N.A. LOC), Mandatory Tender 4/1/2010	10,000,000
300,000		Pennsylvania EDFA Weekly VRDNs (Industrial Scientific Corp.)/(RBS Citizens Bank N.A. LOC), 0.750%, 11/5/2009	300,000
100,000		Pennsylvania EDFA, (1995 Series D2) Weekly VRDNs (ARCO Enterprises, Inc./Ronald L. Repasky, Sr. Project)/(PNC Bank, N.A. LOC), 0.650%, 11/5/2009	100,000
1,900,000		Pennsylvania EDFA, (Series 1995 B) Weekly VRDNs (Morrisons Cove Home)/(PNC Bank, N.A. LOC), 0.470%, 11/4/2009	1,900,000
6,200,000		Pennsylvania EDFA, (Series 2005) Weekly VRDNs (Westrum Harleysville II LP)/(FHLB of Pittsburgh LOC), 0.490%, 11/5/2009	6,200,000
17,480,000		Pennsylvania EDFA, (Series 2006) Weekly VRDNs (AMC Delancey Traditions of Hershey Partners, L.P.)/(FHLB of Pittsburgh LOC), 0.490%, 11/5/2009	17,480,000
11,000,000		Pennsylvania EDFA, (Series 2007) Weekly VRDNs (Evergreen Community Power Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.410%, 11/6/2009	11,000,000
8,500,000		Pennsylvania EDFA, (Series 2007) Weekly VRDNs (PSEG Power LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.370%, 11/4/2009	8,500,000
6,500,000		Pennsylvania EDFA, (Series 2009A), 0.90% CP (PPL Energy Supply LLC)/(Wachovia Bank N.A. LOC), Mandatory Tender 12/10/2009	6,500,000
2,620,000	[3,4]	Pennsylvania HFA, (Series 2002-JPMC-1) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 0.400%, 11/4/2009	2,620,000
10,000,000		Pennsylvania HFA, (Series 2005-90C) Weekly VRDNs (PNC Bank, N.A. LIQ), 0.360%, 11/4/2009	10,000,000
3,860,000	[3,4]	Pennsylvania HFA, MERLOTS (Series 2006B-13) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.300%, 11/4/2009	3,860,000
6,570,000	[3,4]	Pennsylvania HFA, MERLOTS (Series 2007-C50) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.300%, 11/4/2009	6,570,000
770,000	[3,4]	Pennsylvania HFA, PUTTERs (Series 1213B) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 0.370%, 11/5/2009	770,000
16,450,000		Pennsylvania Intergovernmental Coop Authority, (Series 2008A) Weekly VRDNs (PICA Tax Fund: Philadelphia)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.250%, 11/5/2009	16,450,000
Annual Shareholder Report
11

$1,680,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002 K1), 2.65% TOBs (University of Scranton)/(JPMorgan Chase Bank, N.A. LOC), Mandatory Tender 11/1/2009	1,680,000
3,440,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002A) Daily VRDNs (Holy Family College)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.310%, 11/5/2009	3,440,000
1,400,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002B) Daily VRDNs (Holy Family College)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.310%, 11/5/2009	1,400,000
7,955,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002B) Weekly VRDNs (Drexel University)/(GTD by Landesbank Hessen-Thueringen LOC), 0.330%, 11/5/2009	7,955,000
2,400,000		Pennsylvania State Higher Education Facilities Authority, (Series 2009) Weekly VRDNs (Philadelphia University)/(TD Banknorth N.A. LOC), 0.220%, 11/5/2009	2,400,000
2,900,000		Pennsylvania State Higher Education Facilities Authority, (Series I-6) Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.260%, 11/5/2009	2,900,000
5,330,000	[3,4]	Pennsylvania State Public School Building Authority, DCL (Series 2008-016) Weekly VRDNs (Philadelphia, PA School District)/(FSA INS)/(Dexia Credit Local LIQ), 0.510%, 11/5/2009	5,330,000
20,000,000		Pennsylvania State Turnpike Commission, (Series B-4 of 2008) Weekly VRDNs (Bank of America N.A. LOC), 0.230%, 11/5/2009	20,000,000
14,835,000		Pennsylvania State University, (Series B), 1.50% TOBs, Mandatory Tender 6/1/2010	14,924,267
24,360,000		Philadelphia, PA Airport System, (Series 2005C) Weekly VRDNs (TD Banknorth N.A. LOC), 0.300%, 11/4/2009	24,360,000
100,000		Philadelphia, PA Authority for Industrial Development, (Series 1998) Weekly VRDNs (Philadelphia Academy of Music)/(Wachovia Bank N.A. LOC), 0.200%, 11/5/2009	100,000
6,305,000		Philadelphia, PA Authority for Industrial Development, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 0.350%, 11/2/2009	6,305,000
5,500,000	[3,4]	Philadelphia, PA Municipal Authority, (Stage Trust 2009-36C) Weekly VRDNs (Philadelphia, PA)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.200%, 11/5/2009	5,500,000
950,000		Philadelphia, PA School District, (Series 2008 A-2) Weekly VRDNs (Bank of America N.A. LOC), 0.190%, 11/5/2009	950,000
400,000		Philadelphia, PA School District, (Series 2008 B-1) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.220%, 11/5/2009	400,000
25,000,000		Philadelphia, PA School District, 2.50% TRANs, 6/30/2010	25,291,746
785,000		Philadelphia, PA Water & Wastewater System, (Series 2003) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.290%, 11/4/2009	785,000
10,000,000		Philadelphia, PA, (Series B), 2.50% TRANs, 6/30/2010	10,115,000
Annual Shareholder Report
12

$7,805,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (FSA INS)/(PNC Bank, N.A. LIQ), 0.270%, 11/5/2009	7,805,000
8,785,000		Pittsburgh, PA Water & Sewer Authority, (Series B-2 of 2007) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.170%, 11/5/2009	8,785,000
10,900,000		Pittsburgh, PA Water & Sewer Authority, (Series C-2 of 2008) (Subordinate Bonds) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.170%, 11/5/2009	10,900,000
3,435,000		Schuylkill County, PA IDA, (Series 2000) Weekly VRDNs (Fabcon East Corp. LLC) /(Bank of America N.A. LOC), 0.400%, 11/5/2009	3,435,000
3,450,000		Somerset County, PA, (Series 2009A) Weekly VRDNs (PNC Bank, N.A. LOC), 0.200%, 11/5/2009	3,450,000
4,555,000		Southcentral PA, General Authority, (Series 2005) Weekly VRDNs (Hanover Lutheran Retirement Village, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.260%, 11/6/2009	4,555,000
14,200,000		Southcentral PA, General Authority, (Series 2008C) Weekly VRDNs (Wellspan Health Obligated Group)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.310%, 11/4/2009	14,200,000
3,540,000		State Public School Building Authority, PA, (Series 2008) Weekly VRDNs (North Hills School District, PA)/(RBS Citizens Bank N.A. LOC), 0.880%, 11/5/2009	3,540,000
2,600,000		State Public School Building Authority, PA, (Series D of 2009) Weekly VRDNs (Harrisburg School District )/(Wachovia Bank N.A. LOC), 0.220%, 11/5/2009	2,600,000
4,495,000		Union County, PA Hospital Authority, (Series 2009A) Weekly VRDNs (Evangelical Community Hospital)/(Bank of America N.A. LOC), 0.200%, 11/5/2009	4,495,000
3,000,000	[3,4]	University of Pittsburgh, (Stage Trust Series 2009-38C) Weekly VRDNs (Wells Fargo & Co. LIQ), 0.200%, 11/5/2009	3,000,000
6,270,000		Upper St. Clair Township, PA, (Series 2008) Weekly VRDNs (FSA INS)/(PNC Bank, N.A. LIQ), 0.400%, 11/5/2009	6,270,000
2,500,000		Wallingford Swarthmore, PA School District, (Series 2008) Weekly VRDNs (FSA INS) /(Dexia Credit Local LIQ), 0.500%, 11/5/2009	2,500,000
10,700,000		Washington County, PA IDA, Solid Waste Disposal Revenue Bonds (Series 1995) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.760%, 11/5/2009	10,700,000
1,900,000		Westmoreland County, PA IDA, (Series 2005C) Weekly VRDNs (Excela Health)/(Wachovia Bank N.A. LOC), 0.200%, 11/5/2009	1,900,000
2,870,000		York County, PA IDA, (Series 2007) Weekly VRDNs (Weldon Machine Tool, Inc.)/(Fulton Bank LOC), 3.000%, 11/5/2009	2,870,000
2,225,000		York County, PA IDA, (Series A of 2000) Weekly VRDNs (UL Holdings)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.460%, 11/6/2009	2,225,000
Annual Shareholder Report
13

$2,500,000	York County, PA IDA, Limited Obligation Revenue Bonds (Series 1997) Weekly VRDNs (Metal Exchange Corp.)/(Comerica Bank LOC), 0.450%, 11/5/2009	2,500,000
12,550,000	York County, PA, (Series of 2009), 1.25% RANs, 10/1/2010	12,550,000
	TOTAL MUNICIPAL INVESTMENTS — 101.2% (AT AMORTIZED COST)[5]	814,145,855
	OTHER ASSETS AND LIABILITIES - NET — (1.2)%[6]	(9,393,157)
	TOTAL NET ASSETS — 100%	$804,752,698
  Securities that are subject to the federal alternative minimum tax (AMT) represent 23.6% of the portfolio as calculated based upon total market value (percentage unaudited).
  At October 31, 2009, the portfolio securities were rated as follows:
  Tier Rating Percentages Based on Total Market Value (unaudited)
First Tier	Second Tier
98.4%	1.6%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2009, these restricted securities amounted to $59,125,000, which represented 7.3% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2009, these liquid restricted securities amounted to $59,125,000, which represented 7.3% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.
Annual Shareholder Report
14

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Short-Term Municipals	$ —	$814,145,855	$ —	$814,145,855
  The following acronyms are used throughout this portfolio:
BANs	— Bond Anticipation Notes
COL	— Collateralized
CP	— Commercial Paper
EDFA	— Economic Development Financing Authority
EDRBs	— Economic Development Revenue Bonds
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FSA	— Financial Security Assurance
GO	— General Obligation
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDRBs	— Industrial Development Revenue Bonds
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
LT	— Limited Tax
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
PUTTERs	— Puttable Tax-Exempt Receipts
RANs	— Revenue Anticipation Notes
ROCs	— Reset Option Certificates
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
VRDNs	— Variable Rate Demand Notes
VRNs	— Variable Rate Notes
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
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Statement of Assets and Liabilities

October 31, 2009

Assets:
Total investments in securities, at amortized cost and value		$814,145,855
Cash		117,898
Income receivable		1,071,102
Receivable for shares sold		13,174
TOTAL ASSETS		815,348,029
Liabilities:
Payable for investments purchased	$10,115,000
Payable for shares redeemed	255,237
Income distribution payable	46,079
Payable for distribution services fee (Note 5)	9,464
Payable for shareholder services fee (Note 5)	70,592
Accrued expenses	98,959
TOTAL LIABILITIES		10,595,331
Net assets for 804,757,718 shares outstanding		$804,752,698
Net Assets Consist of:
Paid-in capital		$804,757,655
Distributions in excess of net investment income		(4,957)
TOTAL NET ASSETS		$804,752,698
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$220,251,800 ÷ 220,244,513 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$536,667,923 ÷ 536,671,143 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$47,832,975 ÷ 47,842,062 shares outstanding, no par value, unlimited shares authorized		$1.00
  See Notes which are an integral part of the Financial Statements
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Statement of Operations

Year Ended October 31, 2009

Investment Income:
Interest		$9,909,619
Expenses:
Investment adviser fee (Note 5)	$3,320,597
Administrative personnel and services fee (Note 5)	644,446
Custodian fees	27,941
Transfer and dividend disbursing agent fees and expenses	240,530
Directors'/Trustees' fees	5,698
Auditing fees	18,500
Legal fees	8,650
Portfolio accounting fees	135,449
Distribution services fee — Cash Series Shares (Note 5)	276,541
Shareholder services fee — Institutional Service Shares (Note 5)	885,705
Shareholder services fee — Cash Series Shares (Note 5)	171,468
Account administration fee — Institutional Service Shares	356,502
Account administration fee — Cash Series Shares	1,338
Share registration costs	94,147
Printing and postage	36,654
Insurance premiums	6,129
Miscellaneous	279,430
TOTAL EXPENSES	6,509,725
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Statement of Operations — continued
Waivers, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 5)	$(721,461)
Waiver of administrative personnel and services fee (Note 5)	(12,702)
Waiver of distribution services fee — Cash Series Shares (Note 5)	(43,199)
Waiver of shareholder services fee — Institutional Service Shares (Note 5)	(1,854)
Waiver of shareholder services fee — Cash Series Shares (Note 5)	(35,741)
Reimbursement of shareholder services fee — Institutional Service Shares (Note 5)	(245,562)
Reimbursement of shareholder services fee — Cash Series Shares (Note 5)	(2,759)
Reduction of custodian fees (Note 6)	(341)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		$(1,063,619)
Net expenses			$5,446,106
Net investment income			4,463,513
Net realized gain on investments			3,173
Change in net assets resulting from operations			$4,466,686
  See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets

Year Ended October 31	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,463,513	$14,007,644
Net realized gain on investments	3,173	172,949
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,466,686	14,180,593
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,899,408)	(5,454,552)
Institutional Service Shares	(2,406,824)	(7,638,842)
Cash Series Shares	(148,918)	(927,128)
Distributions from net realized gain on investments
Institutional Shares	(4,032)	—
Institutional Service Shares	(6,006)	—
Cash Series Shares	(1,461)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,466,649)	(14,020,522)
Share Transactions:
Proceeds from sale of shares	2,034,798,392	2,181,886,607
Net asset value of shares issued to shareholders in payment of distributions declared	1,107,107	4,246,048
Cost of shares redeemed	(2,043,801,128)	(1,828,438,722)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(7,895,629)	357,693,933
Change in net assets	(7,895,592)	357,854,004
Net Assets:
Beginning of period	812,648,290	454,794,286
End of period (including distributions in excess of net investment income of $(4,957) and $(13,320), respectively)	$804,752,698	$812,648,290
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
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Notes to Financial Statements

October 31, 2009

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Pennsylvania Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income which is exempt from federal regular income taxes and the personal income tax imposed by the Commonwealth of Pennsylvania consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by, and under the general supervision of, the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

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Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended October 31	2009		2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	641,968,011	$641,968,011	770,132,873	$770,132,873
Shares issued to shareholders in payment of distributions declared	74,551	74,551	942,668	942,668
Shares redeemed	(720,222,263)	(720,222,263)	(637,285,122)	(637,285,122)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(78,179,701)	$(78,179,701)	133,790,419	$133,790,419
Year Ended October 31	2009		2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,200,173,708	$1,200,173,708	1,149,136,597	$1,149,136,597
Shares issued to shareholders in payment of distributions declared	886,618	886,618	2,385,075	2,385,075
Shares redeemed	(1,096,178,729)	(1,096,178,729)	(974,506,421)	(974,506,421)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	104,881,597	$104,881,597	177,015,251	$177,015,251
Year Ended October 31	2009		2008
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	192,656,673	$192,656,673	262,617,137	$262,617,137
Shares issued to shareholders in payment of distributions declared	145,938	145,938	918,305	918,305
Shares redeemed	(227,400,136)	(227,400,136)	(216,647,179)	(216,647,179)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(34,597,525)	$(34,597,525)	46,888,263	$46,888,263
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(7,895,629)	$(7,895,629)	357,693,933	$357,693,933
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4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2009, and 2008, was as follows:

	2009	2008
Tax-exempt income	$4,455,150	$14,020,522
Ordinary income[1]	$3,173	$ —
Long term capital gains	$8,326	$ —
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2009, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of tax-exempt income	$(4,957)

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, the Adviser voluntarily waived $721,461 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $12,702 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may Annual Shareholder Report
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incur distribution expenses at 0.40% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, FSC voluntarily waived $43,199 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2009, FSC retained $169,928 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Funds' Institutional Shares, Institutional Service Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended October 31, 2009, FSSC voluntarily reimbursed $248,321 of shareholder services fees. For the year ended October 31, 2009, FSSC did not receive any fees paid by the Funds. For the year ended October 31, 2009, the Funds' Institutional Shares did not incur a shareholder services fee. In addition, for the year ended October 31, 2009, unaffiliated third-party financial intermediaries waived $37,595 of Service Fees. This waiver can be modified or terminated at any time.

Interfund Transactions

During the year ended October 31, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $682,405,000 and $884,990,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. EXPENSE Reduction

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended October 31, 2009, the Fund's expenses were reduced by $341 under these arrangements.

7. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2009, 76.7% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 15.1% of total investments.

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8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the program was not utilized.

10. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”) and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”) and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

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11. Subsequent events

Management has evaluated subsequent events through December 24, 2009, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

12. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2009, the amount of long-term capital gains designated by the Fund was $8,326.

For the year ended October 31, 2009, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF Trustees of Money Market Obligations Trust AND SHAREHOLDERS OF Pennsylvania Municipal Cash Trust:

We have audited the accompanying statement of assets and liabilities of Pennsylvania Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pennsylvania Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 24, 2009

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Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised 39 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 149 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee and Chairman of the Board of the Federated Fund Complex.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004, serves as a Senior Portfolio Manager and is a Vice President of the Trust. Ms. Cunningham was named an Executive Vice President of the Fund's Adviser in 2009. She joined Federated in 1981 and was a Senior Vice President of the Fund's Adviser from 1997 to 2009. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak has been the Fund's Portfolio Manager since November 1989. He is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.
Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

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32

Evaluation and Approval of Advisory Contract - May 2009

Pennsylvania Municipal Cash Trust (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Annual Shareholder Report
34

with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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35

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Pennsylvania Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N526
Cusip 60934N534
Cusip 60934N542

29418 (12/09)

Federated is a registered mark of Federated Investors, Inc.
2009 Federated Investors, Inc.

Virginia Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2009

Institutional Shares
Institutional Service Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.023	0.032	0.029	0.018
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.023	0.032	0.029	0.018
Less Distributions:
Distributions from net investment income	(0.005)	(0.023)	(0.032)	(0.029)	(0.018)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.005)	(0.023)	(0.032)	(0.029)	(0.018)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.59%	2.31%	3.26%	2.92%	1.78%[3]
Ratios to Average Net Assets:
Net expenses	0.53%[4]	0.50%[4]	0.49%	0.49%	0.49%
Net investment income	0.54%	2.40%	3.21%	2.95%	1.77%
Expense waiver/reimbursement[5]	0.11%	0.10%	0.09%	0.20%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$72,538	$76,420	$150,059	$162,417	$71,727
1	Represents less than $0.001.
2	Based on net asset value.
3	During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.01% on the total return.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.53% and 0.50% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
1

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.021	0.031	0.027	0.016
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.004	0.021	0.031	0.027	0.016
Less Distributions:
Distributions from net investment income	(0.004)	(0.021)	(0.031)	(0.027)	(0.016)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.004)	(0.021)	(0.031)	(0.027)	(0.016)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.44%	2.15%	3.10%	2.76%	1.62%
Ratios to Average Net Assets:
Net expenses	0.68%[3]	0.65%[3]	0.64%	0.64%	0.64%
Net investment income	0.41%	2.11%	3.06%	2.70%	1.60%
Expense waiver/reimbursement[4]	0.21%	0.20%	0.18%	0.21%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$275,496	$333,048	$324,268	$280,574	$387,197
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.68% and 0.65% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
2

Financial Highlights - Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended October 31,				Period Ended 10/31/2005[1]
	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.018	0.027	0.024	0.011
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.018	0.027	0.024	0.011
Less Distributions:
Distributions from net investment income	(0.001)	(0.018)	(0.027)	(0.024)	(0.011)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.001)	(0.018)	(0.027)	(0.024)	(0.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.17%	1.79%	2.73%	2.39%	1.10%
Ratios to Average Net Assets:
Net expenses	0.95%[4]	1.01%[4]	1.00%	1.00%	1.00%[5]
Net investment income	0.15%	1.75%	2.70%	2.36%	1.52%[5]
Expense waiver/reimbursement[6]	0.54%	0.44%	0.43%	0.45%	0.43%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$125,553	$179,000	$114,538	$99,737	$108,807
1	Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.95% and 1.01% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
3

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 to October 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2009	Ending Account Value 10/31/2009	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,002.20	$2.67
Institutional Service Shares	$1,000	$1,001.50	$3.38
Cash Series Shares	$1,000	$1,000.30	$4.59
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.53	$2.70
Institutional Service Shares	$1,000	$1,021.83	$3.41
Cash Series Shares	$1,000	$1,020.62	$4.63
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.53%
Institutional Service Shares	0.67%
Cash Series Shares	0.91%

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Portfolio of Investments Summary Tables (unaudited)

At October 31, 2009, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	74.3%
Municipal Notes	15.2%
Commercial Paper	10.4%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100.0%

At October 31, 2009, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	74.3%
8-30 Days	7.3%
31-90 Days	3.1%
91-180 Days	12.5%
181 Days or more	2.7%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments

October 31, 2009

Principal Amount		Value
	Short-Term Municipals – 99.9%;1,2
	Virginia – 99.9%
$5,900,000	Alexandria, VA IDA, (Series 2005) Weekly VRDNs (American Statistical Association)/(SunTrust Bank LOC), 0.550%, 11/4/2009	5,900,000
3,590,000	Alexandria, VA Redevelopment and Housing Authority, (Series 2001) Weekly VRDNs (Potomac West Apartments)/(SunTrust Bank LOC), 0.700%, 11/4/2009	3,590,000
2,400,000	Amherst County, VA EDA, (Series 2007) Weekly VRDNs (Rech Properties, LLC)/(Branch Banking & Trust Co. LOC), 0.460%, 11/5/2009	2,400,000
2,115,000	Arlington County, VA IDA, (Series 2000A) Weekly VRDNs (National Science Teachers Association)/(SunTrust Bank LOC), 0.550%, 11/4/2009	2,115,000
2,000,000	Arlington County, VA Weekly VRDNs (Ballston Public Parking)/(Citibank NA, New York LOC), 0.230%, 11/3/2009	2,000,000
1,310,000	Bedford County, VA IDA, (Series 1999) Weekly VRDNs (David R. Snowman and Carol J. Snowman)/(SunTrust Bank LOC), 0.700%, 11/4/2009	1,310,000
8,000,000	Botetourt County, VA IDA, (Series 2001) Weekly VRDNs (Altec Industries, Inc.)/(Regions Bank, Alabama LOC), 0.550%, 11/5/2009	8,000,000
8,000,000	Capital Beltway Funding Corporation, VA, (Series C) Weekly VRDNs (National Australia Bank Ltd., Melbourne LOC), 0.250%, 11/5/2009	8,000,000
2,750,000	Capital Beltway Funding Corporation, VA, (Series D) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.250%, 11/5/2009	2,750,000
17,835,000	Caroline County, VA IDA, (Series 2007G) Weekly VRDNs (Meadow Event Park)/(Regions Bank, Alabama LOC), 1.200%, 11/5/2009	17,835,000
12,000,000	Charles City County, VA EDA, (Series 2004A) Weekly VRDNs (Waste Management, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 11/5/2009	12,000,000
17,900,000	Chesterfield County, VA EDA, (Series 2008C-1) Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(Dexia Credit Local LIQ), 0.290%, 11/4/2009	17,900,000
2,500,000	Chesterfield County, VA IDA, (Series 1999) Weekly VRDNs (Honeywell International, Inc.), 0.460%, 11/5/2009	2,500,000
3,475,000	Chesterfield County, VA IDA, (Series 2001A) Weekly VRDNs (Super Radiator Coils LP)/(Bank of America N.A. LOC), 1.300%, 11/5/2009	3,475,000
4,400,000	Danville, VA IDA, (Series 1997) Weekly VRDNs (Diebold, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.400%, 11/5/2009	4,400,000
4,330,000	Fairfax County, VA EDA, (Series 1996) Weekly VRDNs (Fair Lakes D&K LP)/(Wachovia Bank N.A. LOC), 0.520%, 11/4/2009	4,330,000
3,040,000	Fairfax County, VA EDA, (Series 2001) Weekly VRDNs (The Langley School)/(SunTrust Bank LOC), 0.500%, 11/4/2009	3,040,000
Annual Shareholder Report
7

$7,540,000		Fairfax County, VA EDA, (Series 2001) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.310%, 11/6/2009	7,540,000
2,900,000		Fairfax County, VA IDA, (Series 1988C) Weekly VRDNs (Inova Health System)/(Branch Banking & Trust Co. LIQ), 0.240%, 11/4/2009	2,900,000
6,435,000		Fairfax County, VA IDA, (Series 2005A-1) Weekly VRDNs (Inova Health System)/(TD Banknorth N.A. LIQ), 0.200%, 11/4/2009	6,435,000
35,000,000		Fairfax County, VA IDA, (Series 2009B-2), 0.55% TOBs (Inova Health System), Mandatory Tender 4/12/2010	35,000,000
7,045,000	[3,4]	Fairfax County, VA IDA, ROCs (Series R-11772) Weekly VRDNs (Inova Health System)/(Citibank NA, New York LIQ), 0.210%, 11/5/2009	7,045,000
2,780,000		Falls Church, VA IDA, (Series 2006) Weekly VRDNs (Tax Analysts)/(Citibank NA, New York LOC), 0.270%, 11/4/2009	2,780,000
2,955,000		Fauquier County, VA IDA Weekly VRDNs (Warrenton Development Co.)/(Bank of America N.A. LOC), 0.310%, 11/5/2009	2,955,000
6,965,000		Fauquier County, VA IDA, (Series 2008) Weekly VRDNs (Wakefield School, Inc.)/(PNC Bank, N.A. LOC), 0.170%, 11/5/2009	6,965,000
4,500,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 1.75% CP (Virginia Electric & Power Co.), Mandatory Tender 1/7/2010	4,500,000
4,880,000		Hampton, VA IDA, (Series 1998) Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 0.370%, 11/5/2009	4,880,000
5,500,000		Hampton, VA Redevelopment & Housing Authority, (Series 1998) Weekly VRDNs (Township Apartments)/(FNMA LOC), 0.240%, 11/4/2009	5,500,000
8,260,000		Hanover County, VA EDA, (Series 2008D-2) Weekly VRDNs (Bon Secours Health System)/(U.S. Bank, N.A. LOC), 0.180%, 11/4/2009	8,260,000
1,500,000		Hanover County, VA IDA, (Series 2005A) Weekly VRDNs (Rhapsody Land & Development LLC)/(Wachovia Bank N.A. LOC), 0.520%, 11/5/2009	1,500,000
2,500,000		Harrisonburg, VA Redevelopment & Housing Authority, (Series 2001A: Huntington Village Apartments) Weekly VRDNs (Richfield Place Associates LP)/(FNMA LOC), 0.320%, 11/5/2009	2,500,000
1,755,000		Henrico County, VA EDA, (Series 2001) Weekly VRDNs (JAS-LCS LLC)/(Wachovia Bank N.A. LOC), 0.520%, 11/5/2009	1,755,000
2,955,000		Henrico County, VA EDA, (Series 2001) Weekly VRDNs (Roslyn Conference Center)/(SunTrust Bank LOC), 0.700%, 11/4/2009	2,955,000
9,510,000		Henrico County, VA EDA, (Series 2003B) Weekly VRDNs (Westminster-Canterbury of Richmond)/(Branch Banking & Trust Co. LOC), 0.260%, 11/5/2009	9,510,000
11,400,000		Henrico County, VA EDA, (Series 2008B-2) Weekly VRDNs (Bon Secours Health System)/(Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 0.290%, 11/4/2009	11,400,000
Annual Shareholder Report
8

$17,100,000	James City County, VA IDA, (Series 1997) Weekly VRDNs (Riverside Health Systems), 0.400%, 11/4/2009	17,100,000
1,040,000	King George County IDA, VA, (Series 1996) Weekly VRDNs (Garnet of Virginia, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 11/5/2009	1,040,000
1,135,000	Loudoun County, VA IDA, (Series 2003C) Weekly VRDNs (Howard Hughes Medical Institute), 0.150%, 11/4/2009	1,135,000
6,795,000	Loudoun County, VA IDA, (Series 2003E) Weekly VRDNs (Howard Hughes Medical Institute), 0.200%, 11/4/2009	6,795,000
50,000	Loudoun County, VA IDA, (Series 2003F) Weekly VRDNs (Howard Hughes Medical Institute), 0.200%, 11/4/2009	50,000
5,370,000	Loudoun County, VA IDA, (Series 2008) Weekly VRDNs (Loudoun Country Day School)/(PNC Bank, N.A. LOC), 0.170%, 11/5/2009	5,370,000
8,900,000	Lynchburg, VA IDA, (Series 2004 C) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.210%, 11/5/2009	8,900,000
800,000	Mecklenburg County, VA IDA, (Series 1999) Weekly VRDNs (Glaize and Bro. LLC)/(Wachovia Bank N.A. LOC), 0.520%, 11/5/2009	800,000
10,000,000	Metropolitan Washington, DC Airports Authority, (Series 2005A), 0.47% CP (JPMorgan Chase Bank, N.A. LOC), Mandatory Tender 12/8/2009	10,000,000
5,000,000	Metropolitan Washington, DC Airports Authority, (Series 2009A-1) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.400%, 11/5/2009	5,000,000
4,000,000	Metropolitan Washington, DC Airports Authority, (Series 2009A-2) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.400%, 11/5/2009	4,000,000
2,050,000	New Kent County, VA, (Series 1999) Weekly VRDNs (Basic Construction Co. LLC)/(SunTrust Bank LOC), 0.700%, 11/4/2009	2,050,000
1,730,000	Newport News, VA EDA, Oyster Point Town Center Weekly VRDNs (Newport News, VA)/(SunTrust Bank LIQ), 0.550%, 11/4/2009	1,730,000
3,800,000	Newport News, VA IDA, (Series 1997) Weekly VRDNs (Iceland Seafood Corp.)/(SunTrust Bank LOC), 0.800%, 11/5/2009	3,800,000
215,000	Norfolk, VA EDA, (Series 2008D-2) Weekly VRDNs (Bon Secours Health System)/(Bank of America N.A. LOC), 0.220%, 11/4/2009	215,000
4,000,000	Norfolk, VA EDA, (Series 2009C) Weekly VRDNs (Sentara Health Systems Obligation Group), 0.180%, 11/4/2009	4,000,000
34,500,000	Norfolk, VA IDA, 0.35% CP (Sentara Health Systems Obligation Group), Mandatory Tender 11/13/2009	34,500,000
Annual Shareholder Report
9

$5,000,000		Norfolk, VA, (Series 2008C), 5.00% Bonds, 4/1/2010	5,085,284
4,000,000		Peninsula Port Authority, VA, (Series 2004) Weekly VRDNs (Riverside Health Systems), 0.450%, 11/4/2009	4,000,000
900,000		Portsmouth, VA IDA, (Series 2001) Weekly VRDNs (Brutus Enterprises LLC)/(RBC Bank (USA) LOC), 0.460%, 11/5/2009	900,000
4,500,000		Prince William County, VA IDA, (Series 2007) Weekly VRDNs (Mediatech, Inc.)/(Branch Banking & Trust Co. LOC), 0.360%, 11/5/2009	4,500,000
695,000		Richmond, VA IDA, (Series 1997) Weekly VRDNs (PM Beef)/(U.S. Bank, N.A. LOC), 0.590%, 11/5/2009	695,000
10,000,000		Richmond, VA IDA, (Series 2005) Daily VRDNs (Church Schools in the Diocese of Virginia)/(SunTrust Bank LOC), 0.220%, 11/2/2009	10,000,000
4,875,000	[3,4]	Richmond, VA Public Utility, ROCs (Series 11262) Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 0.240%, 11/5/2009	4,875,000
3,630,000		Richmond, VA Redevelopment & Housing Authority Weekly VRDNs (Greystone Place Apartments)/(SunTrust Bank LOC), 0.700%, 11/4/2009	3,630,000
1,745,000		Roanoke County, VA IDA, (Series 2000) Weekly VRDNs (Nordt Properties LLC)/(SunTrust Bank LOC), 0.700%, 11/4/2009	1,745,000
10,000,000		Roanoke, VA IDA, (Series 2005B-1) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(SunTrust Bank LIQ), 0.250%, 11/2/2009	10,000,000
4,040,000		Roanoke, VA IDA, (Series 2005B-2) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(SunTrust Bank LIQ), 0.250%, 11/2/2009	4,040,000
19,015,000		Smyth County, VA IDA, (Series 2007C) Weekly VRDNs (Mountain States Health Alliance)/(Regions Bank, Alabama LOC), 1.500%, 11/4/2009	19,015,000
1,060,000		Suffolk, VA Redevelopment & Housing Authority, (Series 1998) Weekly VRDNs (North Beach Apartments, Inc.)/(Wachovia Bank N.A. LOC), 0.320%, 11/5/2009	1,060,000
2,880,000		Sussex County, VA IDA, (Series 2007) Weekly VRDNs (McGill Environmental Systems, Inc.)/(Branch Banking & Trust Co. LOC), 0.360%, 11/5/2009	2,880,000
3,395,000		Virginia Beach, VA Development Authority, (Series 2000) Weekly VRDNs (Chesapeake Bay Academy)/(Wachovia Bank N.A. LOC), 0.420%, 11/5/2009	3,395,000
820,000		Virginia Beach, VA Development Authority, (Series 2001) Weekly VRDNs (S & H Co.)/(Wachovia Bank N.A. LOC), 0.420%, 11/5/2009	820,000
Annual Shareholder Report
10

$5,755,000		Virginia Beach, VA Development Authority, (Series 2004) Weekly VRDNs (LifeNet Corp.)/(SunTrust Bank LOC), 0.550%, 11/4/2009	5,755,000
2,635,000		Virginia Beach, VA Development Authority, (Series 2007) Weekly VRDNs (ASI-London Bridge LLC)/(SunTrust Bank LOC), 0.750%, 11/4/2009	2,635,000
2,295,000		Virginia Biotechnology Research Partnership Authority, (Series 2006) Weekly VRDNs (Virginia Blood Services)/(SunTrust Bank LOC), 0.600%, 11/4/2009	2,295,000
10,500,000		Virginia College Building Authority, (Series A), 0.80% TOBs (University of Richmond), Mandatory Tender 3/1/2010	10,500,000
6,500,000		Virginia College Building Authority, (Series B), 0.80% TOBs (University of Richmond), Mandatory Tender 2/1/2010	6,500,000
1,000,000		Virginia Port Authority, 5.00% Bonds (Commonwealth of Virginia Port Fund), 7/1/2010	1,028,791
1,580,000		Virginia Small Business Financing Authority Weekly VRDNs (Moses Lake Industries)/(Key Bank, N.A. LOC), 0.950%, 11/4/2009	1,580,000
800,000		Virginia Small Business Financing Authority, (Series 2001) Weekly VRDNs (Ennstone, Inc.)/(Wachovia Bank N.A. LOC), 0.520%, 11/5/2009	800,000
2,000,000		Virginia State Housing Development Authority, (Subseries E-1), 4.00% Bonds, 4/1/2010	2,018,320
3,810,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B16) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.300%, 11/4/2009	3,810,000
2,000,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B21) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.300%, 11/4/2009	2,000,000
2,030,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-C3) Weekly VRDNs (Bank of New York LIQ), 0.300%, 11/4/2009	2,030,000
6,150,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2008-C10) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.300%, 11/4/2009	6,150,000
7,575,000		Virginia State Public School Authority, (Series 2003B), 5.00% Bonds, 8/1/2010	7,827,293
4,000,000		Virginia State, (Series A), 2.00% Bonds, 6/1/2010	4,037,491
Annual Shareholder Report
11

$3,162,000	Williamsburg, VA IDA, (Series 1988) Weekly VRDNs (Colonial Williamsburg Foundation Museum)/(Bank of America N.A. LOC), 0.260%, 11/4/2009	3,162,000
1,900,000	Winchester, VA IDA, (Series 2001) Weekly VRDNs (Northwood Manufacturing)/(Wachovia Bank N.A. LOC), 0.520%, 11/5/2009	1,900,000
	TOTAL MUNICIPAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[5]	473,079,179
	OTHER ASSETS AND LIABILITIES - NET — 0.1%[6]	507,876
	TOTAL NET ASSETS — 100%	$473,587,055
  Securities that are subject to the federal alternative minimum tax (AMT) represent 26.2% of the portfolio as calculated based upon total market value (percentage is unaudited).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At October 31, 2009, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)
First Tier	Second Tier
99.0%	1.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2009, these restricted securities amounted to $25,910,000, which represented 5.5% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2009, these liquid restricted securities amounted to $25,910,000, which represented 5.5% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.
Annual Shareholder Report
12

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Short-Term Municipals	$ —	$473,079,179	$ —	$473,079,179
  The following acronyms are used throughout this portfolio:
CP	— Commercial Paper
EDA	— Economic Development Authority
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
IDA	— Industrial Development Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MMMs	— Money Market Municipals
PCR	— Pollution Control Revenue
ROCs	— Reset Option Certificates
TOBs	— Tender Option Bonds
VRDNs	— Variable Rate Demand Notes
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Statement of Assets and Liabilities

October 31, 2009

Assets:
Total investments in securities, at amortized cost and value		$473,079,179
Cash		108,255
Income receivable		510,736
Receivable for shares sold		1,875
TOTAL ASSETS		473,700,045
Liabilities:
Payable for shares redeemed	$39
Income distribution payable	3,397
Payable for administrative personnel and services fee	7,711
Payable for transfer and dividend disbursing agent fees and expenses	25,482
Payable for Directors'/Trustees' fees	777
Payable for portfolio accounting fees	29,651
Payable for distribution services fee (Note 5)	6,719
Payable for shareholder services fee (Note 5)	35,708
Accrued expenses	3,506
TOTAL LIABILITIES		112,990
Net assets for 473,539,231 shares outstanding		$473,587,055
Net Assets Consist of:
Paid-in capital		$473,538,798
Accumulated net realized gain on investments		49,146
Distributions in excess of net investment income		(889)
TOTAL NET ASSETS		$473,587,055
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$72,538,438 ÷ 72,522,291 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$275,495,612 ÷ 275,464,308 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$125,553,005 ÷ 125,552,632 shares outstanding, no par value, unlimited shares authorized		$1.00
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Statement of Operations

Year Ended October 31, 2009

Investment Income:
Interest			$6,228,205
Expenses:
Investment adviser fee (Note 5)		$2,295,915
Administrative personnel and services fee (Note 5)		445,628
Custodian fees		20,487
Transfer and dividend disbursing agent fees and expenses		411,819
Directors'/Trustees' fees		4,503
Auditing fees		18,500
Legal fees		7,113
Portfolio accounting fees		120,357
Distribution services fee — Cash Series Shares (Note 5)		968,293
Shareholder services fee — Institutional Service Shares (Note 5)		704,019
Shareholder services fee — Cash Series Shares (Note 5)		403,456
Account administration fee — Institutional Service Shares		111,035
Share registration costs		79,438
Printing and postage		40,714
Insurance premiums		5,625
Miscellaneous		204,927
TOTAL EXPENSES		5,841,829
Waivers, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 5)	$(584,033)
Waiver of administrative personnel and services fee (Note 5)	(8,830)
Waiver of distribution services fee — Cash Series Shares (Note 5)	(571,681)
Waiver of shareholder services fee — Institutional Service Shares (Note 5)	(17,068)
Waiver of shareholder services fee — Cash Series Shares (Note 5)	(123,107)
Reimbursement of shareholder services fee — Institutional Service Shares (Note 5)	(330,625)
Reimbursement of shareholder services fee — Cash Series Shares (Note 5)	(1,401)
Reduction of custodian fees (Note 6)	(1,838)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(1,638,583)
Net expenses			4,203,246
Net investment income			2,024,959
Net realized gain on investments			51,988
Change in net assets resulting from operations			$2,076,947
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Statement of Changes in Net Assets

Year Ended October 31	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,024,959	$12,684,785
Net realized gain on investments	51,988	244,588
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,076,947	12,929,373
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(463,210)	(2,949,391)
Institutional Service Shares	(1,325,773)	(7,134,663)
Cash Series Shares	(235,618)	(2,601,480)
Distributions from net realized gain on investments
Institutional Shares	(32,201)	(17,781)
Institutional Service Shares	(136,698)	(26,796)
Cash Series Shares	(73,465)	(10,545)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,266,965)	(12,740,656)
Share Transactions:
Proceeds from sale of shares	1,367,163,376	1,771,208,506
Net asset value of shares issued to shareholders in payment of distributions declared	1,603,577	9,447,829
Cost of shares redeemed	(1,483,457,396)	(1,781,242,062)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(114,690,443)	(585,727)
Change in net assets	(114,880,461)	(397,010)
Net Assets:
Beginning of period	588,467,516	588,864,526
End of period (including distributions in excess of net investment income of $(889) and $(1,247), respectively)	$473,587,055	$588,467,516
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Notes to Financial Statements

October 31, 2009

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Virginia Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and income tax imposed by the Commonwealth of Virginia consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Annual Shareholder Report
17

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended October 31	2009		2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	267,780,515	$267,780,515	399,177,673	$399,177,673
Shares issued to shareholders in payment of distributions declared	95,021	95,021	1,041,477	1,041,477
Shares redeemed	(271,733,719)	(271,733,719)	(473,890,538)	(473,890,538)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,858,183)	$(3,858,183)	(73,671,388)	$(73,671,388)
Year Ended October 31	2009		2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	794,280,966	$794,280,966	963,026,642	$963,026,642
Shares issued to shareholders in payment of distributions declared	1,201,874	1,201,874	5,802,349	5,802,349
Shares redeemed	(852,929,119)	(852,929,119)	(960,158,204)	(960,158,204)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(57,446,279)	$(57,446,279)	8,670,787	$8,670,787
Year Ended October 31	2009		2008
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	305,101,895	$305,101,895	409,004,191	$409,004,191
Shares issued to shareholders in payment of distributions declared	306,682	306,682	2,604,003	2,604,003
Shares redeemed	(358,794,558)	(358,794,558)	(347,193,320)	(347,193,320)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(53,385,981)	$(53,385,981)	64,414,874	$64,414,874
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(114,690,443)	$(114,690,443)	(585,727)	$(585,727)
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4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2009 and 2008, was as follows:

	2009	2008
Tax-exempt income	$2,024,601	$12,685,534
Ordinary income[1]	$84,827	$20,671
Long-term capital gains	$157,537	$34,451

As of October 31, 2009, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of tax-exempt income	$(889)
Undistributed ordinary income[1]	$48,466
Undistributed long-term capital gain	$680
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, the Adviser voluntarily waived $584,033 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $8,830 of its fee.

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Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.60% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, FSC voluntarily waived $571,681 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2009, FSC retained $702 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended October 31, 2009, FSSC voluntarily reimbursed $332,026 of shareholder services fees. For the year ended October 31, 2009, FSSC did not receive any fees paid by the Fund. In addition, for the year ended October 31, 2009, unaffiliated third-party financial intermediaries waived $140,175 of Service Fees. This waiver can be modified or terminated at any time. For the year ended October 31, 2009, the Fund's Institutional Shares did not incur a shareholder services fee.

Interfund Transactions

During the year ended October 31, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $561,540,000 and $728,133,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. EXPENSE Reduction

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended October 31, 2009, the Fund's expenses were reduced by $1,838 under these arrangements.

7. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2009, 60.3% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 10.7% of total investments.

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8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the program was not utilized.

10. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

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11. Subsequent events

Management has evaluated subsequent events through December 24, 2009, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

12. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2009, the amount of long-term capital gains designated by the Fund was $157,537.

For the year ended October 31, 2009, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF Trustees of Money Market Obligations Trust AND SHAREHOLDERS OF Virginia Municipal Cash Trust:

We have audited the accompanying statement of assets and liabilities of Virginia Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Virginia Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 24, 2009

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Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised 39 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 149 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee and Chairman of the Board of the Federated Fund Complex.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004, serves as a Senior Portfolio Manager and is a Vice President of the Trust. Ms. Cunningham was named an Executive Vice President of the Fund's Adviser in 2009. She joined Federated in 1981 and was a Senior Vice President of the Fund's Adviser from 1997 to 2009. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Fund. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak has been the Fund's Portfolio Manager since August 1993. He is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.
Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

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Evaluation and Approval of Advisory Contract - May 2009

Virginia Municipal Cash Trust (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Annual Shareholder Report
31

with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Annual Shareholder Report
32

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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33

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report
34

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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35

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Virginia Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N245
Cusip 60934N252
Cusip 608919825

29509 (12/09)

Federated is a registered mark of Federated Investors, Inc.
2009 Federated Investors, Inc.

Item 2.                      Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr. and Thomas M. O’Neill.

Item 4.                      Principal Accountant Fees and Services

(a)                      Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2009 - $756,600

Fiscal year ended 2008 - $742,000

(b)                      Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2009 - $0

Fiscal year ended 2008 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $5,342 and $7,642 respectively.  Fiscal year ended 2009- Audit consents issued for N-14 merger documents.  Fiscal year ended 2008- Audit consents issued for N-14 merger documents.

(c)                       Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2009 - $0

Fiscal year ended 2008 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $3,172 and $0 respectively. Fiscal year ended 2009- Fees for tax advice provided related to fund acquisition.

(d)                      All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2009 - $0

Fiscal year ended 2008 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $2,525 and $0 respectively.  Fiscal year ended 2009- Discussions related to accounting for REMICs.

(e)(1)                      Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)
The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)
Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant  at the time of the engagement to be non-audit services; and

(3)
Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2)                      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2009 – 0%

Fiscal year ended 2008 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2009 – 0%

Fiscal year ended 2008 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2009 – 0%

Fiscal year ended 2008 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
Fiscal year ended 2009 - $246,961

Fiscal year ended 2008 - $210,909

(h)                      The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

No changes to report.

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Money Market Obligations Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	December 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	December 22, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	December 22, 2009